UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

650 8th Street, Des Moines, IA 50309
(Address of principal executive offices)

Principal Management Corporation, 650 8th Street, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	December 31, 2013
Date of reporting period:	March 28, 2013

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Asset Allocation Account
March 28, 2013 (unaudited)

COMMON STOCKS - 44.36%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.13%				Banks (continued)
Interpublic Group of Cos Inc/The	898	$12		Bank of East Asia Ltd	1,880		$7
JCDecaux SA	62	2		Bank of New York Mellon Corp/The	2,532		71
Omnicom Group Inc	398	23		Bankia SA (a)	16,800		4
Publicis Groupe SA	83	5		Barclays PLC	10,171		45
WPP PLC	2,186	35		BB&T Corp	1,252		39
		$77		BNP Paribas SA	817		42
				BOC Hong Kong Holdings Ltd	4,500		15
Aerospace & Defense - 0.68%				Capital One Financial Corp	860		47
Boeing Co/The	1,071	92		Citigroup Inc	4,667		206
Exelis Inc	345	4		Comerica Inc	365		13
General Dynamics Corp	455	32		Commerzbank AG (a)	33,044		49
L-3 Communications Holdings Inc	208	17		Credit Agricole SA (a)	1,106		9
Lockheed Martin Corp	281	27		Credit Suisse Group AG (a)	1,490		39
Northrop Grumman Corp	281	20		Danske Bank A/S (a)	371		7
Raytheon Co	264	15		Deutsche Bank AG	738		29
United Technologies Corp	1,989	186		DNB ASA	662		10
		$393		Erste Group Bank AG	156		4
Agriculture - 0.59%				Fifth Third Bancorp	1,593		26
Altria Group Inc	1,609	55		Goldman Sachs Group Inc/The	1,266		186
Archer-Daniels-Midland Co	100	3		Hang Seng Bank Ltd	1,400		23
Lorillard Inc	594	24		HSBC Holdings PLC	9,798		105
Philip Morris International Inc	2,432	226		Huntington Bancshares Inc/OH	1,725		13
Reynolds American Inc	788	35		Intesa Sanpaolo SpA	9,953		15
		$343		Intesa Sanpaolo SpA - RSP	7,987		10
				JP Morgan Chase & Co	6,318		300
Airlines - 1.63%				KBC Groep NV	80		3
Alaska Air Group Inc (a)	1,400	90		KeyCorp	1,798		18
Delta Air Lines Inc (a)	16,900	279		Lloyds Banking Group PLC (a)	29,737		22
Deutsche Lufthansa AG	2,352	46		M&T Bank Corp	251		26
International Consolidated Airlines Group SA(a)	2,140	8		National Bank of Greece SA (a)	432		—
				Nordea Bank AB	2,567		29
JetBlue Airways Corp (a)	5,600	39		Northern Trust Corp	208		11
Southwest Airlines Co	16,100	217		PNC Financial Services Group Inc	815		54
United Continental Holdings Inc (a)	6,700	214		Raiffeisen Bank International AG	235		8
US Airways Group Inc (a)	3,200	54		Regions Financial Corp	2,150		18
		$947		Royal Bank of Scotland Group PLC (a)	1,193		5
Apparel - 0.25%				Skandinaviska Enskilda Banken AB	1,124		11
Adidas AG	144	15		Societe Generale SA	2,093		69
Burberry Group PLC	297	6		Standard Chartered PLC	1,312		34
Christian Dior SA	49	8		State Street Corp	832		49
Coach Inc	319	16		SunTrust Banks Inc	910		26
LVMH Moet Hennessy Louis Vuitton SA	167	29		Svenska Handelsbanken AB	544		23
Nike Inc	818	48		Swedbank AB	598		14
Ralph Lauren Corp	77	13		UBS AG	4,022		62
				UniCredit SpA (a)	1,555		7
VF Corp	63	11
		$146		Unione di Banche Italiane SCPA	13,579		50
				US Bancorp	2,571		87
Automobile Manufacturers - 0.48%				Wells Fargo & Co	8,143		301
Bayerische Motoren Werke AG	313	27		Zions Bancorporation	295		7
Daimler AG	618	34					$2,574
Fiat SpA (a)	9,374	50
Ford Motor Co	734	10		Beverages - 0.91%
PACCAR Inc	382	19		Beam Inc	125		8
Peugeot SA (a)	6,017	43		Brown-Forman Corp	171		12
Renault SA	920	58		Coca-Cola Co/The	6,924		280
Volkswagen AG	206	39		Coca-Cola Enterprises Inc	571		21
				Constellation Brands Inc (a)	362		17
		$280		Molson Coors Brewing Co	389		19
Automobile Parts & Equipment - 0.05%				PepsiCo Inc	2,185		173
Cie Generale des Etablissements Michelin	205	17					$530
Continental AG	75	9
Nokian Renkaat OYJ	112	5		Biotechnology - 0.85%
				Amgen Inc	1,677		172
		$31		Biogen Idec Inc (a)	740		143
Banks - 4.44%				Celgene Corp (a)	105		12
Banco Bilbao Vizcaya Argentaria SA	3,414	30		Gilead Sciences Inc (a)	2,934		143
Banco de Sabadell SA	1,228	2		Life Technologies Corp (a)	262		17
Banco Popolare SC (a)	38,538	49		Novozymes A/S	205		7
Banco Popular Espanol SA	793	1					$494
Banco Santander SA	6,591	45
Bank of America Corp	16,327	199		Building Materials - 0.13%
				Cie de St-Gobain	1,270		47

See accompanying notes.

Schedule of Investments
Asset Allocation Account
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Building Materials (continued)				Consumer Products (continued)
Fortune Brands Home & Security Inc (a)	125	$5		Avery Dennison Corp	178		$8
Holcim Ltd (a)	188	15		Clorox Co/The	624		55
Lafarge SA	82	6		Husqvarna AB	321		2
Vulcan Materials Co	65	3		Kimberly-Clark Corp	801		78
		$76					$143
Chemicals - 0.96%				Cosmetics & Personal Care - 0.78%
Air Liquide SA	249	30		Avon Products Inc	418		9
Air Products & Chemicals Inc	158	14		Colgate-Palmolive Co	543		64
Airgas Inc	90	9		Estee Lauder Cos Inc/The	96		6
Akzo Nobel NV	95	6		Procter & Gamble Co/The	4,814		371
BASF SE	844	74					$450
CF Industries Holdings Inc	147	28
Dow Chemical Co/The	359	11		Distribution & Wholesale - 0.06%
Ecolab Inc	333	27		Genuine Parts Co	350		28
EI du Pont de Nemours & Co	1,062	52		Li & Fung Ltd	6,000		8
FMC Corp	251	14					$36
Givaudan SA (a)	8	10		Diversified Financial Services - 0.81%
International Flavors & Fragrances Inc	127	10		American Express Co	1,068		72
Johnson Matthey PLC	192	7		BlackRock Inc	43		11
K+S AG	126	6		Charles Schwab Corp/The	456		8
Koninklijke DSM NV	426	25		CME Group Inc/IL	483		30
Lanxess AG	79	6		Deutsche Boerse AG	142		8
Linde AG	141	26		Discover Financial Services	1,265		57
Lonza Group AG (a)	39	3		E*Trade Financial Corp (a)	72		1
Monsanto Co	425	45		Federated Investors Inc	182		4
Mosaic Co/The	72	4		Franklin Resources Inc	223		34
PPG Industries Inc	149	20		Hong Kong Exchanges and Clearing Ltd	1,269		22
Praxair Inc	432	48		Janus Capital Group Inc	274		2
Sherwin-Williams Co/The	26	4		Julius Baer Group Ltd (a)	178		7
Sigma-Aldrich Corp	90	7		Legg Mason Inc	386		12
Solvay SA	16	2		NASDAQ OMX Group Inc/The	339		11
Syngenta AG	142	59		NYSE Euronext	390		15
Yara International ASA	154	7		Old Mutual PLC	4,084		13
		$554		SLM Corp	1,077		22
Coal - 0.04%				T Rowe Price Group Inc	206		15
Consol Energy Inc	409	14		Visa Inc	734		125
Peabody Energy Corp	429	9					$469
		$23		Electric - 1.95%
Commercial Services - 0.45%				AES Corp/VA	951		12
ADT Corp/The	180	9		Ameren Corp	796		28
Automatic Data Processing Inc	1,070	70		American Electric Power Co Inc	616		30
Equifax Inc	178	10		CLP Holdings Ltd	2,000		18
Iron Mountain Inc	324	12		Consolidated Edison Inc	397		24
Mastercard Inc	163	88		Dominion Resources Inc/VA	1,078		63
Moody's Corp	234	13		DTE Energy Co	397		27
Robert Half International Inc	235	9		Duke Energy Corp	967		70
RR Donnelley & Sons Co	699	8		E.ON SE	4,530		79
SGS SA	5	12		Edison International	393		20
Sodexo	105	10		EDP - Energias de Portugal SA	17,735		55
Western Union Co/The	1,140	17		Electricite de France SA	2,094		40
		$258		Enel SpA	21,316		70
				Entergy Corp	397		25
Computers - 2.09%				Exelon Corp	1,136		39
Accenture PLC - Class A	114	9		FirstEnergy Corp	551		23
Apple Inc	1,329	588		Fortum OYJ	445		9
AtoS	31	2		GDF Suez	3,650		70
Cap Gemini SA	264	12		Iberdrola SA	3,638		17
Cognizant Technology Solutions Corp (a)	538	41		NextEra Energy Inc	526		41
Dell Inc	2,431	35		Northeast Utilities	548		24
EMC Corp/MA (a)	3,214	77		NRG Energy Inc	706		19
Hewlett-Packard Co	2,984	71		Pepco Holdings Inc	264		6
International Business Machines Corp	1,458	311		PG&E Corp	393		18
Lexmark International Inc	176	5		Pinnacle West Capital Corp	175		10
NetApp Inc (a)	654	22		Power Assets Holdings Ltd	1,500		14
SanDisk Corp (a)	346	19		PPL Corp	483		15
Teradata Corp (a)	310	18		Public Service Enterprise Group Inc	641		22
		$1,210		Red Electrica Corp SA	122		6
Consumer Products - 0.25%				RWE AG	1,860		69
ACCO Brands Corp (a)	32	—		SCANA Corp	175		9

See accompanying notes.

Schedule of Investments
Asset Allocation Account
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Electric (continued)				Forest Products & Paper (continued)
Southern Co/The	1,553	$73		UPM-Kymmene OYJ	2,695		$30
SSE PLC	714	16					$80
Terna Rete Elettrica Nazionale SpA	1,084	4
Verbund AG	70	2		Gas - 0.24%
Wisconsin Energy Corp	799	34		CenterPoint Energy Inc	883		21
Xcel Energy Inc	887	26		Centrica PLC	4,484		25
		$1,127		Enagas SA	173		4
				Hong Kong & China Gas Co Ltd	5,100		15
Electrical Components & Equipment - 0.12%				National Grid PLC	2,219		26
Emerson Electric Co	1,150	64		NiSource Inc	397		12
Molex Inc	189	6		Sempra Energy	387		31
		$70		Snam SpA	1,089		5
Electronics - 0.38%							$139
Agilent Technologies Inc	445	19		Hand & Machine Tools - 0.04%
Amphenol Corp	280	21		Stanley Black & Decker Inc	303		25
Honeywell International Inc	1,517	114
Jabil Circuit Inc	351	6
Thermo Fisher Scientific Inc	630	48		Healthcare - Products - 0.68%
				Baxter International Inc	604		44
Tyco International Ltd	361	12		Becton Dickinson and Co	328		31
		$220		Boston Scientific Corp (a)	2,092		16
Engineering & Construction - 0.21%				CareFusion Corp (a)	336		12
ABB Ltd (a)	1,090	25		Cie Generale d'Optique Essilor International	219		24
Acciona SA	219	12		SA
Aker Solutions ASA	118	2		CR Bard Inc	203		20
Bouygues SA	1,728	47		Fresenius SE & Co KGaA	109		14
Engility Holdings Inc (a)	39	1		Intuitive Surgical Inc (a)	73		36
Hochtief AG	305	20		Luxottica Group SpA	93		5
Jacobs Engineering Group Inc (a)	250	14		Medtronic Inc	1,269		60
Kvaerner ASA	118	—		Patterson Cos Inc	254		10
		$121		QIAGEN NV (a)	233		5
				Smith & Nephew PLC	1,226		14
Environmental Control - 0.11%				Sonova Holding AG (a)	65		8
Republic Services Inc	495	16		St Jude Medical Inc	637		26
Stericycle Inc (a)	91	10		Stryker Corp	389		25
Waste Management Inc	978	38		Varian Medical Systems Inc (a)	305		22
		$64		Zimmer Holdings Inc	308		23
Food - 1.30%							$395
Campbell Soup Co	329	15		Healthcare - Services - 0.41%
Carrefour SA	397	11		Aetna Inc	369		19
Delhaize Group SA	1,033	56		Cigna Corp	494		31
Distribuidora Internacional de Alimentacion	397	3		Coventry Health Care Inc	200		9
SA				DaVita HealthCare Partners Inc (a)	203		24
General Mills Inc	1,421	70		Fresenius Medical Care AG & Co KGaA	201		14
Hillshire Brands Co	173	6		Humana Inc	180		12
HJ Heinz Co	709	51		Laboratory Corp of America Holdings (a)	305		28
Kellogg Co	575	37		Quest Diagnostics Inc	229		13
Koninklijke Ahold NV	1,195	18		Tenet Healthcare Corp (a)	381		18
Kraft Foods Group Inc	513	26		UnitedHealth Group Inc	754		43
Kroger Co/The	1,075	36		WellPoint Inc	393		26
Metro AG	1,703	49					$237
Mondelez International Inc	1,540	47
Nestle SA	1,620	117		Holding Companies - Diversified - 0.15%
Safeway Inc	950	25		Exor SpA	524		15
SUPERVALU Inc	600	3		Groupe Bruxelles Lambert SA	197		15
Sysco Corp	695	24		Hutchison Whampoa Ltd	3,000		31
Tesco PLC	5,941	35		Swire Pacific Ltd	1,000		13
Tyson Foods Inc	881	22		Wharf Holdings Ltd	1,300		12
Whole Foods Market Inc	1,057	92					$86
WM Morrison Supermarkets PLC	2,530	11		Home Builders - 0.03%
		$754		DR Horton Inc	258		6
Food Service - 0.04%				Lennar Corp	278		12
Compass Group PLC	1,645	21					$18
				Home Furnishings - 0.03%
Forest Products & Paper - 0.14%				Electrolux AB	200		5
International Paper Co	211	10		Harman International Industries Inc	108		5
MeadWestvaco Corp	98	4		Whirlpool Corp	64		7
Stora Enso OYJ	4,871	31					$17
Svenska Cellulosa AB	200	5

See accompanying notes.

Schedule of Investments
Asset Allocation Account
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Housewares - 0.01%				Lodging - 0.12%
Newell Rubbermaid Inc	260	$7		Accor SA	203		$7
				InterContinental Hotels Group PLC	333		10
				Sands China Ltd	3,200		17
Insurance - 1.89%				Starwood Hotels & Resorts Worldwide Inc	384		24
ACE Ltd	361	32		Whitbread PLC	250		10
Admiral Group PLC	254	5
Aegon NV	9,491	57		Wynn Resorts Ltd	21		3
Aflac Inc	352	18					$71
Ageas	190	7		Machinery - Construction & Mining - 0.22%
AIA Group Ltd	7,800	34		Caterpillar Inc	1,433		125
Allianz SE	285	39
Allstate Corp/The	482	24
American International Group Inc (a)	200	8		Machinery - Diversified - 0.11%
Aon PLC	355	22		Cummins Inc	166		19
Assicurazioni Generali SpA	5,002	78		Deere & Co	363		31
Aviva PLC	2,675	12		Hexagon AB	200		5
AXA SA	4,153	72		Xylem Inc/NY	345		10
Berkshire Hathaway Inc - Class B (a)	1,243	130					$65
Chubb Corp/The	355	31		Media - 1.62%
CNP Assurances	491	7		AMC Networks Inc (a)	108		7
Genworth Financial Inc (a)	600	6		British Sky Broadcasting Group PLC	740		10
Hartford Financial Services Group Inc	520	13		Cablevision Systems Corp	435		6
ING Groep NV (a)	9,732	70		CBS Corp	1,033		48
Legal & General Group PLC	4,570	12		Comcast Corp - Class A	4,696		197
Lincoln National Corp	380	12		DIRECTV (a)	1,499		85
Loews Corp	367	16		Discovery Communications Inc - A Shares (a)	418		33
Marsh & McLennan Cos Inc	482	18		Gannett Co Inc	285		6
MetLife Inc	854	33		ITV PLC	2,467		5
Muenchener Rueckversicherungs AG	427	80		McGraw-Hill Cos Inc/The	357		19
Progressive Corp/The	788	20		Modern Times Group AB	37		1
Prudential Financial Inc	442	26		News Corp - Class A	3,318		101
Prudential PLC	2,121	35		Reed Elsevier NV	966		17
Resolution Ltd	1,236	5		Reed Elsevier PLC	1,680		20
RSA Insurance Group PLC	3,229	6		Scripps Networks Interactive Inc	229		15
Sampo	659	25		Societe Television Francaise 1	90		1
Standard Life PLC	2,117	12		Time Warner Cable Inc	540		52
Swiss Re AG	300	24		Time Warner Inc	1,600		92
Travelers Cos Inc/The	391	33		Viacom Inc	1,101		68
Unum Group	447	13		Walt Disney Co/The	2,696		153
XL Group PLC	427	13					$936
Zurich Insurance Group AG	177	49
		$1,097		Metal Fabrication & Hardware - 0.12%
				Precision Castparts Corp	329		63
Internet - 1.15%				Tenaris SA	402		8
Amazon.com Inc (a)	407	108					$71
eBay Inc (a)	1,638	89
Expedia Inc	164	10		Mining - 0.45%
Google Inc (a)	404	321		Alcoa Inc	522		4
priceline.com Inc (a)	79	54		Anglo American PLC	951		25
Symantec Corp (a)	1,401	34		Antofagasta PLC	255		4
TripAdvisor Inc (a)	164	9		BHP Billiton PLC	1,585		46
Yahoo! Inc (a)	1,729	41		Freeport-McMoRan Copper & Gold Inc	1,465		49
		$666		Kazakhmys PLC	218		1
				Lonmin PLC (a)	147		1
Investment Companies - 0.03%				Newmont Mining Corp	770		32
Investor AB	536	15		Norsk Hydro ASA	956		4
				Randgold Resources Ltd	82		7
Iron & Steel - 0.10%				Rio Tinto PLC	1,038		49
Allegheny Technologies Inc	33	1		Umicore SA	116		5
ArcelorMittal	796	10		Vedanta Resources PLC	123		2
Cliffs Natural Resources Inc	249	5		Xstrata PLC	1,994		33
Nucor Corp	157	7					$262
Salzgitter AG	484	20		Miscellaneous Manufacturing - 0.80%
ThyssenKrupp AG (a)	137	3
				3M Co	838		89
United States Steel Corp	54	1		Danaher Corp	1,098		68
Voestalpine AG	363	11		Eaton Corp PLC	424		26
		$58		General Electric Co	9,253		214
Leisure Products & Services - 0.01%				Illinois Tool Works Inc	648		40
Carnival PLC	241	8		ITT Corp	172		5
				Leggett & Platt Inc	127		4
				Pentair Ltd	86		5

See accompanying notes.

Schedule of Investments
Asset Allocation Account
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Miscellaneous Manufacturing (continued)				Pharmaceuticals - 3.50%
Textron Inc	382	$11		Abbott Laboratories	1,769		$63
		$462		AbbVie Inc	1,769		72
				Actelion Ltd (a)	79		4
Office & Business Equipment - 0.05%				Allergan Inc/United States	550		61
Pitney Bowes Inc	689	10		AmerisourceBergen Corp	374		19
Xerox Corp	1,871	16		AstraZeneca PLC	943		47
		$26		Bayer AG	609		63
Oil & Gas - 3.56%				Bristol-Myers Squibb Co	2,999		124
Anadarko Petroleum Corp	728	64		Cardinal Health Inc	382		16
Apache Corp	784	61		Eli Lilly & Co	1,136		65
BG Group PLC	1,949	34		Express Scripts Holding Co (a)	1,170		67
BP PLC	11,853	83		GlaxoSmithKline PLC	3,502		82
Cairn Energy PLC (a)	453	2		Johnson & Johnson	4,181		341
Chesapeake Energy Corp	1,527	31		McKesson Corp	309		33
Chevron Corp	2,250	267		Mead Johnson Nutrition Co	397		31
ConocoPhillips	1,601	96		Merck & Co Inc	3,990		177
Denbury Resources Inc (a)	999	19		Merck KGaA	48		7
Devon Energy Corp	711	40		Novartis AG	2,669		190
Diamond Offshore Drilling Inc	205	14		Novo Nordisk A/S	254		41
Eni SpA	2,073	46		Pfizer Inc	9,181		265
EOG Resources Inc	383	49		Roche Holding AG	719		168
Exxon Mobil Corp	5,231	471		Sanofi	768		78
Galp Energia SGPS SA	200	3		Shire PLC	432		13
Hess Corp	424	30					$2,027
Marathon Oil Corp	1,095	37		Pipelines - 0.13%
Marathon Petroleum Corp	547	49		ONEOK Inc	200		10
Murphy Oil Corp	195	12		Spectra Energy Corp	614		19
Neste Oil OYJ	1,069	15		Williams Cos Inc/The	1,317		49
Newfield Exploration Co (a)	227	5
Noble Corp	409	16					$78
Noble Energy Inc	170	20		Real Estate - 0.17%
Occidental Petroleum Corp	1,117	88		Cheung Kong Holdings Ltd	2,000		30
OMV AG	668	29		Hang Lung Group Ltd	1,000		6
Phillips 66	800	56		Hang Lung Properties Ltd	3,000		11
Pioneer Natural Resources Co	205	26		Henderson Land Development Co Ltd	1,133		8
Repsol SA	2,578	52		IMMOFINANZ AG (a)	680		3
Royal Dutch Shell PLC - A Shares	2,290	74		Kerry Properties Ltd	1,000		4
Royal Dutch Shell PLC - B Shares	1,743	58		New World Development Co Ltd	3,611		6
Southwestern Energy Co (a)	824	31		Sino Land Co Ltd	3,078		5
Statoil ASA	959	23		Sun Hung Kai Properties Ltd	1,166		16
Total SA	1,444	69		Swire Properties Ltd	1,400		5
Transocean Ltd (a)	418	22		Wheelock & Co Ltd	1,000		5
Tullow Oil PLC	678	13					$99
Valero Energy Corp	1,065	48
WPX Energy Inc (a)	553	9		REITS - 0.96%
		$2,062		American Tower Corp	1,775		137
				AvalonBay Communities Inc	180		23
Oil & Gas Services - 0.67%				Boston Properties Inc	271		27
Amec PLC	280	4		British Land Co PLC	696		6
Baker Hughes Inc	720	33		Corio NV	47		2
Cameron International Corp (a)	517	34		Equity Residential	361		20
Cie Generale de Geophysique - Veritas (a)	137	3		Fonciere Des Regions	21		2
FMC Technologies Inc (a)	409	22		Gecina SA	15		2
Fugro NV	46	3		Hammerson PLC	556		4
Halliburton Co	1,551	63		HCP Inc	541		27
National Oilwell Varco Inc	706	50		Health Care REIT Inc	271		18
Petrofac Ltd	247	5		Host Hotels & Resorts Inc	1,082		19
Saipem SpA	204	6		ICADE	14		1
Schlumberger Ltd	2,028	152		Intu Properties PLC	439		2
Subsea 7 SA	201	5		Kimco Realty Corp	722		16
Technip SA	75	8		Klepierre	75		3
Veripos Inc (a)	20	—		Land Securities Group PLC	604		8
		$388		Link REIT/The	2,468		13
				Prologis Inc	631		25
Packaging & Containers - 0.03%				Public Storage	180		27
Ball Corp	180	9		Segro PLC	584		2
Owens-Illinois Inc (a)	86	2
				Simon Property Group Inc	451		72
Rexam PLC	207	2		Unibail-Rodamco SE	63		15
Sealed Air Corp	94	2		Ventas Inc	451		33
		$15		Vornado Realty Trust	271		23

See accompanying notes.

Schedule of Investments
Asset Allocation Account
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
REITS (continued)				Semiconductors (continued)
Weyerhaeuser Co	902	$28		Texas Instruments Inc	778		$28
		$555		Xilinx Inc	64		2
Retail - 2.25%							$506
Abercrombie & Fitch Co	148	7		Shipbuilding - 0.01%
AutoZone Inc (a)	105	42		Huntington Ingalls Industries Inc	60		3
Bed Bath & Beyond Inc (a)	365	24
Best Buy Co Inc	372	8
CarMax Inc (a)	328	14		Software - 1.14%
				Adobe Systems Inc (a)	798		35
Cie Financiere Richemont SA	688	54		Cerner Corp (a)	316		30
Costco Wholesale Corp	442	47		Citrix Systems Inc (a)	383		28
CVS Caremark Corp	1,404	77		Dassault Systemes SA	60		7
Esprit Holdings Ltd	3,475	4
Family Dollar Stores Inc	127	7		Dun & Bradstreet Corp/The	53		4
				Intuit Inc	754		49
GameStop Corp	194	5		Microsoft Corp	8,795		252
Gap Inc/The	391	14
Hennes & Mauritz AB	740	26		Oracle Corp	4,966		160
				Sage Group PLC/The	1,121		6
Home Depot Inc/The	1,071	75		Salesforce.com Inc (a)	253		45
Inditex SA	167	22		SAP AG	571		46
JC Penney Co Inc	196	3
Kingfisher PLC	1,770	8					$662
Kohl's Corp	343	16		Telecommunications - 2.15%
L Brands Inc	400	18		Alcatel-Lucent/France (a)	4,658		6
Lowe's Cos Inc	1,401	53		AT&T Inc	7,378		271
Macy's Inc	412	17		BT Group PLC	3,105		13
Marks & Spencer Group PLC	2,131	13		CenturyLink Inc	1,352		48
McDonald's Corp	1,474	147		Cisco Systems Inc	7,002		146
Next PLC	193	13		Corning Inc	2,623		35
Nordstrom Inc	181	10		Deutsche Telekom AG	2,423		26
Orchard Supply Hardware Stores Corp (a)	7	—		Eutelsat Communications SA	62		2
O'Reilly Automotive Inc (a)	179	18		France Telecom SA	5,972		61
PPR	54	12		Frontier Communications Corp	1,983		8
Ross Stores Inc	357	22		Inmarsat PLC	440		5
Sears Canada Inc	69	1		Juniper Networks Inc (a)	1,035		19
Sears Holdings Corp (a)	163	8		Koninklijke KPN NV	14,177		48
Staples Inc	717	10		MetroPCS Communications Inc (a)	888		10
Starbucks Corp	1,513	86		Millicom International Cellular SA	100		8
Swatch Group AG/The - BR	47	27		Motorola Solutions Inc	445		28
Target Corp	796	54		Nokia OYJ	2,204		7
Tiffany & Co	164	11		Nortel Networks Corp (a)	38		—
TJX Cos Inc	1,133	53		Portugal Telecom SGPS SA	1,019		5
Urban Outfitters Inc (a)	164	6		SES	202		6
Walgreen Co	797	38		Sprint Nextel Corp (a)	1,100		7
Wal-Mart Stores Inc	2,111	158		Swisscom AG	59		27
Yum! Brands Inc	1,008	73		Telecom Italia SpA	69,405		49
		$1,301		Telecom Italia SpA - RSP	27,745		17
				Telefonaktiebolaget LM Ericsson	1,676		21
Savings & Loans - 0.02%				Telefonica SA	2,781		38
People's United Financial Inc	953	13		Telefonica SA ADR	3		—
				Telenor ASA	1,126		25
Semiconductors - 0.87%				TeliaSonera AB	3,274		23
Advanced Micro Devices Inc (a)	150	—		Verizon Communications Inc	3,260		160
Altera Corp	154	6		Vivendi SA	1,030		21
Analog Devices Inc	144	7		Vodafone Group PLC	38,004		108
Applied Materials Inc	2,708	37					$1,248
ARM Holdings PLC	1,520	21
ASML Holding NV	342	23		Textiles - 0.03%
Broadcom Corp	320	11		Cintas Corp	386		17
First Solar Inc (a)	13	—
Infineon Technologies AG	1,937	15		Toys, Games & Hobbies - 0.03%
Intel Corp	7,545	165		Hasbro Inc	108		5
KLA-Tencor Corp	321	17		Mattel Inc	276		12
Lam Research Corp (a)	20	1					$17
Linear Technology Corp	58	2
LSI Corp (a)	138	1		Transportation - 0.61%
MEMC Electronic Materials Inc (a)	90	—		CH Robinson Worldwide Inc	351		21
Microchip Technology Inc	57	2		CSX Corp	1,890		47
Micron Technology Inc (a)	222	2		Expeditors International of Washington Inc	315		11
NVIDIA Corp	1,027	13		FedEx Corp	44		4
Qualcomm Inc	2,277	153		MTR Corp Ltd	1,564		6
Renewable Energy Corp ASA (a)	200	—		Norfolk Southern Corp	372		29

See accompanying notes.

Schedule of Investments
Asset Allocation Account
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		Principal
Transportation (continued)				BONDS (continued)	Amount (000's)	Value	(000	's)
Union Pacific Corp	831	$119		Biotechnology - 0.11%
United Parcel Service Inc	1,354	116		Life Technologies Corp
		$353		6.00%, 03/01/2020	$55		$62
Water- 0.14%
Severn Trent PLC	208	6		Building Materials - 0.24%
Suez Environnement Co	1,427	18		CRH America Inc
United Utilities Group PLC	489	5		6.00%, 09/30/2016	55		62
Veolia Environnement SA	4,165	53		Holcim US Finance Sarl & Cie SCS
		$82		6.00%, 12/30/2019(b)	65		76
TOTAL COMMON STOCKS		$25,703					$138
PREFERRED STOCKS - 0.17%	Shares Held	Value(000	's)	Commercial Services - 0.07%
Automobile Manufacturers - 0.15%				Verisk Analytics Inc
Bayerische Motoren Werke AG	41	3		5.80%, 05/01/2021	35		40
Porsche Automobil Holding SE	145	10
Volkswagen AG	376	75		Diversified Financial Services - 0.43%
		$88		General Electric Capital Corp
Electric - 0.01%				3.10%, 01/09/2023	70		69
RWE AG	98	4		Harley-Davidson Funding Corp
				6.80%, 06/15/2018(b)	45		55
				Macquarie Group Ltd
Media- 0.01%				6.00%, 01/14/2020(b)	35		38
ProSiebenSat.1 Media AG	114	4		Merrill Lynch & Co Inc
				6.88%, 04/25/2018	70		85
Retail - 0.00%							$247
Orchard Supply Hardware Stores Corp (a)	7	—
				Electric - 0.09%
				PPL WEM Holdings PLC
TOTAL PREFERRED STOCKS		$96		3.90%, 05/01/2016(b)	50		53
	Principal
BONDS- 16.73%	Amount (000's)	Value(000	's)
				Electrical Components & Equipment - 0.09%
Aerospace & Defense - 0.10%				Schneider Electric SA
L-3 Communications Corp				2.95%, 09/27/2022(b)	50		50
4.95%, 02/15/2021	$50	$56
				Finance - Mortgage Loan/Banker - 1.16%
Agriculture - 0.08%				Fannie Mae
Philip Morris International Inc				0.88%, 10/26/2017	440		441
2.50%, 08/22/2022	50	49		Freddie Mac
				3.75%, 03/27/2019	200		229
Apparel - 0.13%							$670
LVMH Moet Hennessy Louis Vuitton SA				Food- 0.06%
1.63%, 06/29/2017(b)	75	76		Kraft Foods Group Inc
				6.88%, 01/26/2039	25		33
Automobile Floor Plan Asset Backed Securities - 0.17%
Ally Master Owner Trust				Forest Products & Paper - 0.14%
1.54%, 09/16/2019(c)	100	100		Georgia-Pacific LLC
				8.88%, 05/15/2031	35		52
Banks- 1.12%				Westvaco Corp
Barclays Bank PLC				8.20%, 01/15/2030	25		31
6.05%, 12/04/2017(b)	100	112					$83
Citigroup Inc				Healthcare - Products - 0.08%
6.13%, 11/21/2017	35	41		Boston Scientific Corp
8.50%, 05/22/2019	60	80		6.00%, 01/15/2020	40		47
Credit Suisse/New York NY
5.40%, 01/14/2020	50	56
HSBC Holdings PLC				Healthcare - Services - 0.20%
4.00%, 03/30/2022	45	48		Cigna Corp
JP Morgan Chase & Co				2.75%, 11/15/2016	60		63
3.15%, 07/05/2016	75	80		Coventry Health Care Inc
3.20%, 01/25/2023	50	50		5.45%, 06/15/2021	45		53
6.00%, 01/15/2018	80	95					$116
Macquarie Bank Ltd				Insurance - 0.64%
6.63%, 04/07/2021(b)	30	34
				Berkshire Hathaway Inc
Royal Bank of Scotland Group PLC				3.75%, 08/15/2021	50		54
2.55%, 09/18/2015	50	51		CNA Financial Corp
		$647		5.75%, 08/15/2021	60		71
				Genworth Financial Inc
				7.20%, 02/15/2021	35		41

See accompanying notes.

Schedule of Investments
Asset Allocation Account
March 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Insurance (continued)				Sovereign - 8.26%
Hartford Financial Services Group Inc				Banco Nacional de Desenvolvimento
5.50%, 03/30/2020	$35	$41		Economico e Social
Pacific LifeCorp				5.50%, 07/12/2020(b)		$100		$113
6.00%, 02/10/2020(b)	50	58		Brazilian Government International Bond
Prudential Financial Inc				4.88%, 01/22/2021		100		116
7.38%, 06/15/2019	85	109		Mexico Government International Bond
		$374		3.63%, 03/15/2022		100		106
				Peruvian Government International Bond
Media- 0.09%				8.75%, 11/21/2033		50		82
NBCUniversal Media LLC				Poland Government International Bond
2.88%, 01/15/2023	50	50		5.00%, 03/23/2022		130		148
				Spain Government Bond
Mining - 0.07%				3.00%, 04/30/2015	EUR	950		1,229
Barrick Gold Corp				3.75%, 10/31/2015	2,290			2,994
3.85%, 04/01/2022	40	41						$4,788
				Telecommunications - 0.14%
Mortgage Backed Securities - 1.73%				AT&T Inc
FHLMC Multifamily Structured Pass Through				5.35%, 09/01/2040		$50		53
Certificates				Motorola Solutions Inc
1.66%, 11/25/2016	175	180		3.75%, 05/15/2022		25		26
1.88%, 05/25/2019	109	111						$79
2.09%, 03/25/2019(c)	66	69		TOTAL BONDS				$9,694
2.32%, 10/25/2018	65	68			Principal
2.37%, 05/25/2022(c)	250	251		MUNICIPAL BONDS - 0.36%	Amount (000's)		Value	(000	's)
2.40%, 06/25/2022	195	196
2.79%, 01/25/2022(c)	125	130		California - 0.10%
		$1,005		State of California
				6.65%, 03/01/2022		$45		$57
Oil & Gas - 0.36%
BP Capital Markets PLC
3.25%, 05/06/2022	50	52		Georgia - 0.13%
Petroleos Mexicanos				Municipal Electric Authority of Georgia
4.88%, 01/24/2022	140	155		6.64%, 04/01/2057		25		29
		$207		6.66%, 04/01/2057		40		47
								$76
Other Asset Backed Securities - 0.63%
CenterPoint Energy Transition Bond Co IV				Illinois - 0.02%
LLC				City of Chicago IL O'Hare International
2.16%, 10/15/2021	100	104		Airport Revenue
PSE&G Transition Funding LLC				6.40%, 01/01/2040		10		13
6.75%, 06/15/2016	250	263
		$367		New York - 0.11%
				City of New York NY
Packaging & Containers - 0.12%				5.97%, 03/01/2036		25		32
Bemis Co Inc				New York City Transitional Finance Authority
4.50%, 10/15/2021	40	43
Sonoco Products Co				Future Tax Secured Revenue
5.75%, 11/01/2040	25	29		5.27%, 05/01/2027		25		30
		$72						$62
				TOTAL MUNICIPAL BONDS				$208
Pipelines - 0.09%				U.S. GOVERNMENT & GOVERNMENT	Principal
Enterprise Products Operating LLC				AGENCY OBLIGATIONS - 23.04%	Amount (000's)		Value	(000	's)
5.25%, 01/31/2020	45	53		Federal Home Loan Mortgage Corporation (FHLMC) - 1.95%

				2.44%, 03/01/2037(c)		$165		$176
REITS- 0.16%				2.46%, 01/01/2036(c)		129		137
Boston Properties LP				2.51%, 01/01/2037(c)		164		175
3.85%, 02/01/2023	50	53
Dexus Diversified Trust / Dexus Office Trust				3.50%, 08/01/2042		104		110
5.60%, 03/15/2021(b)	35	39		5.00%, 10/01/2040		250		275
		$92		6.00%, 08/01/2037		60		66
				6.00%, 11/01/2037		44		48
Retail - 0.17%				6.50%, 09/01/2036		81		90
Gap Inc/The				7.50%, 05/01/2035		14		17
5.95%, 04/12/2021	45	51		8.00%, 08/01/2032		14		17
Macy's Retail Holdings Inc				8.50%, 08/01/2031		15		18
3.88%, 01/15/2022	45	48						$1,129
		$99		Federal National Mortgage Association (FNMA) - 4.73%
				2.34%, 05/01/2035(c)		70		75
				3.50%, 11/01/2042		472		499
				3.50%, 04/01/2043(d)		494		522

See accompanying notes.

Schedule of Investments
Asset Allocation Account
March 28, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT		Principal			REPURCHASE AGREEMENTS		Maturity
AGENCY OBLIGATIONS (continued)		Amount (000's)	Value(000	's)	(continued)		Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)					Banks (continued)
4.00%, 12/01/2041		$284	$303		Investment in Joint Trading Account; Merrill		$1,254	$1,254
4.06%, 07/01/2039(c)		72	77		Lynch Repurchase Agreement; 0.12%
4.50%, 09/01/2022		69	74		dated 03/28/2013 maturing 04/01/2013
4.50%, 08/01/2040		34	37		(collateralized by US Government
4.50%, 07/01/2041		186	201		Securities; $1,278,556; 0.13% - 6.18%;
4.50%, 08/01/2041		57	63		dated 03/20/14 - 08/15/42)
5.00%, 04/01/2039		44	50					$4,747
5.50%, 05/01/2037		263	292		TOTAL REPURCHASE AGREEMENTS			$4,747
5.50%, 02/01/2038		229	252		Total Investments			$53,798
6.00%, 01/01/2038		103	113		Other Assets in Excess of Liabilities, Net - 7.15%			$4,143
6.50%, 12/01/2032		103	117		TOTAL NET ASSETS - 100.00%			$57,941
7.00%, 04/01/2023		1	1
7.50%, 08/01/2037		26	31
8.00%, 04/01/2033		13	17		(a)	Non-Income Producing Security
8.50%, 10/01/2032		13	16		(b)		Security exempt from registration under Rule 144A of the Securities Act of
			$2,740		1933. These securities may be resold in transactions exempt from
Government National Mortgage Association (GNMA) - 1.26%					registration, normally to qualified institutional buyers. Unless otherwise
					indicated, these securities are not considered illiquid. At the end of the
4.00%, 04/01/2042(d)		500	545		period, the value of these securities totaled $704 or 1.22% of net assets.
4.50%, 08/15/2039		76	83		(c)		Variable Rate. Rate shown is in effect at March 28, 2013.
4.50%, 04/01/2042(d)		93	102		(d)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
			$730		Notes to Financial Statements for additional information.
					(e)		Rate shown is the discount rate of the original purchase.
U.S. Treasury - 14.19%
0.88%, 11/30/2016		1,340	1,359
0.88%, 04/30/2017		1,600	1,619
1.25%, 10/31/2015		1,447	1,482		Portfolio Summary (unaudited)
2.25%, 01/31/2015		1,200	1,244		Sector			Percent
2.25%, 03/31/2016		230	243		Government			24.52%
3.00%, 09/30/2016		560	609		Financial			18.86%
3.13%, 11/15/2041		745	749		Consumer, Non-cyclical			10.32%
3.13%, 02/15/2043		90	90		Mortgage Securities			9.67%
3.50%, 02/15/2039		325	353		Consumer, Cyclical			5.47%
6.25%, 05/15/2030		313	473		Communications			5.29%
			$8,221		Energy			4.85%
					Technology			4.15%
U.S. Treasury Bill - 0.91%					Industrial			4.12%
0.10%, 06/06/2013(e)		520	520		Utilities			2.43%
0.12%, 08/08/2013(e)		10	10		Basic Materials			1.86%
			$530		Asset Backed Securities			0.80%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY					Revenue Bonds			0.20%
OBLIGATIONS			$13,350		General Obligation Unlimited			0.16%
		Maturity			Diversified			0.15%
REPURCHASE AGREEMENTS - 8.19%		Amount (000's)	Value(000	's)	Other Assets in Excess of Liabilities, Net			7.15%
Banks- 8.19%					TOTAL NET ASSETS			100.00%
Investment in Joint Trading Account; Credit		$895	$895
Suisse Repurchase Agreement; 0.18%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $913,254; 4.25% - 8.75%; dated
08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche		718	718
Bank Repurchase Agreement; 0.20% dated
03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $732,650; 0.00% - 6.25%; dated
06/26/13 - 08/08/35)
Investment in Joint Trading Account; JP		1,880	1,880
Morgan Repurchase Agreement; 0.17%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $1,917,835; 0.00% - 11.25%;
dated 04/05/13 - 11/15/40)

Foreign Currency Contracts

Foreign Currency Purchase								Net Unrealized
Contracts	Counterparty		Delivery Date		Contracts to Accept	In Exchange For	Fair Value	Appreciation/(Depreciation)
Australian Dollar	Bank of New York Mellon		04/18/2013		11,614	$12	$12	$—
British Pound Sterling	Deutsche Bank AG		04/18/2013		139,344	209	212	3

See accompanying notes.

Schedule of Investments Asset Allocation Account March 28, 2013 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Purchase			Delivery Date		Contracts to Accept	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Contracts	Counterparty
British Pound Sterling	Goldman Sachs & Co		04/18/2013		88,248	$131	$134	$3
British Pound Sterling	UBS AG		04/18/2013		112,983	169	172	3
Euro	Deutsche Bank AG		04/18/2013		59,211	77	76	(1)
Hong Kong Dollar	Bank of New York Mellon		04/18/2013		1,575,507	203	203	—
Japanese Yen	Goldman Sachs & Co		04/18/2013		16,227,488	169	172	3
Japanese Yen	UBS AG		04/18/2013		149,203,005	1,554	1,585	31
Singapore Dollar	JP Morgan Chase		04/18/2013		115,351	92	93	1
Singapore Dollar	UBS AG		04/18/2013		63,637	51	51	—
Swedish Krona	UBS AG		04/18/2013		620,398	97	95	(2)
Total								$41

Foreign Currency Sale			Delivery Date		Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Contracts	Counterparty
Australian Dollar	Deutsche Bank AG		04/18/2013		2,317,745	$2,385	$2,410	$(25)
Canadian Dollar	Bank of America NA		04/18/2013		1,148,597	1,119	1,130	(11)
Euro	Deutsche Bank AG		04/18/2013		938,649	1,222	1,203	19
Euro	Goldman Sachs & Co		04/18/2013		2,753,697	3,576	3,530	46
Euro	UBS AG		04/18/2013		372,907	486	478	8
Mexican Peso	Royal Bank of Scotland PLC		04/18/2013		1,169,188	93	94	(1)
Russian Rouble	Bank of America NA		04/18/2013		25,119,958	810	806	4
Swiss Franc	UBS AG		04/18/2013		128,668	136	136	—
Total								$40

All dollar amounts are shown in thousands (000's)

Futures Contracts

			Contracts		Notional Value	Fair Value		Unrealized Appreciation/(Depreciation)
Type		Long/Short
Amsterdam Index; April 2013		Long		1	$90		$89	$(1)
CAC 40 10 Euro; April 2013		Long		6	292		287	(5)
DAX Index: June 2013		Long		3	765		750	(15)
eMini MSCI Emerging Market; June 2013		Short		15	789		770	19
Euro Bund 10 Year Bund; June 2013		Short		6	1,105		1,119	(14)
Euro Stoxx 50; June 2013		Short		50	1,673		1,637	36
FTSE 100; June 2013		Long		8	780		772	(8)
Hang Seng Index; April 2013		Short		1	144		144	—
IBEX 35 Index; April 2013		Long		1	109		100	(9)
MSCI Singapore Index; April 2013		Long		3	178		180	2
OMXS30 Index; April 2013		Long		7	128		128	—
S&P 500 Emini; June 2013		Long		89	6,883		6,954	71
SPI 200; June 2013		Long		6	807		776	(31)
TOPIX Index; June 2013		Long		16	1,676		1,769	93
US 10 Year Note; June 2013		Short		6	788		792	(4)
US 2 Year Note; June 2013		Short		21	4,629		4,629	—
US 5 Year Note; June 2013		Long		1	124		124	—
US Ultra Bond; June 2013		Long		9	1,421		1,418	(3)
Yen Denom Nikkei; June 2013		Long		10	617		659	42
Total								$173
All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
Balanced Account
March 28, 2013 (unaudited)

COMMON STOCKS - 62.88%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 1.18%				Biotechnology (continued)
Alliant Techsystems Inc	3,332	$241		Gilead Sciences Inc (a)	8,841		$433
BAE Systems PLC ADR	787	19		Medicines Co/The (a)	530		18
Boeing Co/The	408	35		Myriad Genetics Inc (a)	1,443		37
Esterline Technologies Corp (a)	720	55		NPS Pharmaceuticals Inc (a)	770		8
General Dynamics Corp	1,279	90		Puma Biotechnology Inc (a)	463		15
Lockheed Martin Corp	361	35					$1,379
Raytheon Co	1,383	81
Triumph Group Inc	620	49		Building Materials - 0.06%
		$605		HeidelbergCement AG ADR	906		13
				Lafarge SA ADR	985		16
Agriculture - 1.54%							$29
Altria Group Inc	842	29
British American Tobacco PLC ADR	473	51		Chemicals - 2.16%
Lorillard Inc	3,466	140		Agrium Inc	335		33
Philip Morris International Inc	6,106	566		Axiall Corp	890		55
		$786		BASF SE ADR	178		16
				CF Industries Holdings Inc	1,430		272
Airlines - 0.18%				Eastman Chemical Co	2,087		146
Copa Holdings SA	463	55		LyondellBasell Industries NV	4,427		280
US Airways Group Inc (a)	2,050	35		Monsanto Co	1,455		154
		$90		Sherwin-Williams Co/The	465		78
				Westlake Chemical Corp	257		24
Apparel - 0.37%				WR Grace & Co (a)	610		47
Hanesbrands Inc	4,126	188					$1,105
				Commercial Services - 1.33%
Automobile Manufacturers - 0.45%				ABM Industries Inc	2,260		50
Fuji Heavy Industries Ltd ADR	1,060	34
Oshkosh Corp (a)	3,344	142		ADT Corp/The	4,521		221
				CoreLogic Inc/United States (a)	10,755		278
Toyota Motor Corp ADR	390	40		Huron Consulting Group Inc (a)	660		27
Volkswagen AG ADR	373	14		Lender Processing Services Inc	1,352		35
		$230		PAREXEL International Corp (a)	1,020		40
Automobile Parts & Equipment - 0.07%				RPX Corp (a)	2,030		29
Delphi Automotive PLC	809	36					$680
				Computers - 4.91%
Banks - 4.71%				Accenture PLC - Class A	4,211		320
Australia & New Zealand Banking Group Ltd	1,185	36		Apple Inc	1,772		784
ADR				CACI International Inc (a)	480		28
Credicorp Ltd	105	17		EMC Corp/MA (a)	12,032		287
DBS Group Holdings Ltd ADR	433	22		Hewlett-Packard Co	6,501		155
Fifth Third Bancorp	14,179	231		International Business Machines Corp	961		205
Goldman Sachs Group Inc/The	1,452	214		Lenovo Group Ltd ADR	1,178		24
Grupo Financiero Banorte SAB de CV ADR	649	26		Manhattan Associates Inc (a)	760		56
Hanmi Financial Corp (a)	1,460	23		NetApp Inc (a)	7,300		249
HSBC Holdings PLC ADR	834	45		Netscout Systems Inc (a)	1,730		43
ICICI Bank Ltd ADR	579	25		Sykes Enterprises Inc (a)	2,730		44
JP Morgan Chase & Co	15,309	727		Synopsys Inc (a)	7,752		278
Kasikornbank PCL ADR	769	22		Western Digital Corp	731		37
Mitsubishi UFJ Financial Group Inc ADR	5,863	35					$2,510
Royal Bank of Canada	285	17
Standard Chartered PLC	703	18		Consumer Products - 0.84%
Sumitomo Mitsui Financial Group Inc ADR	4,422	36		Avery Dennison Corp	1,145		50
				Jarden Corp (a)	2,285		98
Susquehanna Bancshares Inc	4,420	55		Kimberly-Clark Corp	2,228		218
Svenska Handelsbanken AB ADR	1,270	27		Prestige Brands Holdings Inc (a)	2,500		64
Swedbank AB ADR	1,640	38
US Bancorp	16,607	563					$430
Webster Financial Corp	1,760	43		Distribution & Wholesale - 0.10%
Wells Fargo & Co	5,045	187		Marubeni Corp ADR	267		20
		$2,407		Sumitomo Corp ADR	2,303		29
Beverages - 0.20%							$49
Anheuser-Busch InBev NV ADR	531	53		Diversified Financial Services - 1.35%
Coca-Cola Co/The	441	18		Discover Financial Services	11,708		525
Constellation Brands Inc (a)	678	32		Medley Capital Corp	2,740		44
		$103		ORIX Corp ADR	508		32
				Portfolio Recovery Associates Inc (a)	410		52
Biotechnology - 2.70%
Amgen Inc	7,046	722		Visa Inc	226		38
Ariad Pharmaceuticals Inc (a)	830	15					$691
Celgene Corp (a)	937	109		Electric - 2.02%
CSL Ltd ADR	552	17		Ameren Corp	1,495		52
Exact Sciences Corp (a)	530	5		Avista Corp	1,920		53

See accompanying notes.

Schedule of Investments
Balanced Account
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Electric (continued)				Home Builders - 0.52%
DTE Energy Co	4,279	$292		MDC Holdings Inc	1,190		$43
Edison International	3,207	161		Pulte Group Inc (a)	10,911		221
NRG Energy Inc	5,109	135					$264
Pinnacle West Capital Corp	4,963	287
Tenaga Nasional Bhd ADR	171	2		Home Furnishings - 0.50%
UNS Energy Corp	1,010	50		Whirlpool Corp	2,152		255
		$1,032
				Housewares - 0.40%
Electrical Components & Equipment - 0.45%				Toro Co	4,502		207
Energizer Holdings Inc	503	50
EnerSys Inc (a)	1,200	55
Hitachi Ltd ADR	298	17		Insurance - 1.76%
Hubbell Inc	1,108	108		Allied World Assurance Co Holdings AG	520		48
		$230		Allstate Corp/The	10,412		511
Electronics - 1.16%				American Financial Group Inc/OH	1,313		62
Fluidigm Corp (a)	1,150	21		Hannover Rueckversicherung SE ADR	460		18
				Horace Mann Educators Corp	2,290		48
Honeywell International Inc	6,564	495		Montpelier Re Holdings Ltd ADR	970		25
Tyco International Ltd	2,361	75		Muenchener Rueckversicherungs AG ADR	899		17
		$591		Protective Life Corp	1,763		63
Engineering & Construction - 0.38%				Sampo ADR	1,054		20
AECOM Technology Corp (a)	1,580	52		Symetra Financial Corp	1,830		25
EMCOR Group Inc	1,490	63		Validus Holdings Ltd	1,677		63
KBR Inc	1,186	38					$900
MYR Group Inc (a)	1,070	26
				Internet - 1.24%
Vinci SA ADR	1,204	14		Google Inc (a)	217		172
		$193		IAC/InterActiveCorp	1,768		79
Entertainment - 0.19%				Symantec Corp (a)	15,545		384
Dolby Laboratories Inc	1,112	37					$635
Regal Entertainment Group	3,467	58		Investment Companies - 0.09%
		$95		Prospect Capital Corp	4,180		46
Food - 0.59%
Fresh Del Monte Produce Inc	1,130	31		Iron & Steel - 0.22%
General Mills Inc	2,552	126		Reliance Steel & Aluminum Co	1,581		113
Kroger Co/The	1,747	58
Nestle SA ADR	595	43
Tyson Foods Inc	1,699	42		Lodging - 0.11%
		$300		Wyndham Worldwide Corp	905		58
Forest Products & Paper - 0.43%
Domtar Corp	231	18		Media - 1.74%
International Paper Co	4,354	203		Comcast Corp - Class A	17,070		717
				DIRECTV (a)	1,061		60
		$221		Liberty Global Inc - A Shares (a)	869		64
Gas - 0.19%				Time Warner Cable Inc	486		47
Atmos Energy Corp	570	24					$888
National Grid PLC ADR	561	33
Vectren Corp	1,113	39		Mining - 0.03%
		$96		Yamana Gold Inc	995		15
Hand & Machine Tools - 0.05%
Stanley Black & Decker Inc	335	27		Miscellaneous Manufacturing - 1.88%
				Danaher Corp	5,653		351
				Dover Corp	406		30
Healthcare - Products - 0.18%				General Electric Co	10,122		234
Medtronic Inc	561	26		Ingersoll-Rand PLC	5,929		326
Orthofix International NV (a)	840	30		Movado Group Inc	690		23
Symmetry Medical Inc (a)	3,030	35					$964
		$91		Oil & Gas - 6.14%
Healthcare - Services - 1.48%				Cenovus Energy Inc	374		12
Centene Corp (a)	560	25		Chevron Corp	5,250		624
Cigna Corp	5,779	360		Cimarex Energy Co	507		38
HCA Holdings Inc	1,743	71		ConocoPhillips	2,847		171
HealthSouth Corp (a)	1,930	51		Eni SpA ADR	271		12
UnitedHealth Group Inc	4,406	252		Ensco PLC	1,852		111
		$759		EPL Oil & Gas Inc (a)	1,940		52
				Exxon Mobil Corp	4,321		389
Holding Companies - Diversified - 0.03%				Helmerich & Payne Inc	611		37
KOC Holding AS ADR	626	18		Hess Corp	2,388		171
				Kodiak Oil & Gas Corp (a)	4,670		42
				Marathon Oil Corp	2,376		80

See accompanying notes.

Schedule of Investments
Balanced Account
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas (continued)				REITS (continued)
Marathon Petroleum Corp	5,008	$449		Taubman Centers Inc	2,623		$204
Occidental Petroleum Corp	479	38		Westfield Group ADR	742		17
Patterson-UTI Energy Inc	959	23					$1,320
Penn Virginia Corp	9,910	40
Phillips 66	5,014	351		Retail - 5.97%
Pioneer Natural Resources Co	236	29		American Eagle Outfitters Inc	1,851		35
				ANN Inc (a)	1,510		44
Royal Dutch Shell PLC ADR	217	14		AutoNation Inc (a)	576		25
Seadrill Ltd	464	17
Statoil ASA ADR	1,047	26		Brinker International Inc	3,454		130
Suncor Energy Inc	1,019	31		Cie Financiere Richemont SA ADR	4,430		35
				Conn's Inc (a)	1,300		47
Tesoro Corp	3,155	185
Valero Energy Corp	3,626	165		CVS Caremark Corp	8,184		450
Western Refining Inc	980	35		Dillard's Inc	702		55
				First Cash Financial Services Inc (a)	588		34
		$3,142		Foot Locker Inc	747		25
Oil & Gas Services - 0.23%				Gap Inc/The	5,241		185
Flotek Industries Inc (a)	1,561	25		Haverty Furniture Cos Inc	1,300		27
ION Geophysical Corp (a)	3,780	26		Home Depot Inc/The	7,027		490
Oil States International Inc (a)	528	43		Hot Topic Inc	4,780		66
Schlumberger Ltd	322	24		Inditex SA ADR	486		13
		$118		Lowe's Cos Inc	2,606		99
				Macy's Inc	6,017		252
Packaging & Containers - 0.10%				Nu Skin Enterprises Inc	812		36
Bemis Co Inc	862	35		Office Depot Inc (a)	11,600		46
Rexam PLC ADR	422	17		Red Robin Gourmet Burgers Inc (a)	1,367		62
		$52		TJX Cos Inc	4,514		211
Pharmaceuticals - 3.21%				Wal-Mart Stores Inc	9,138		684
AbbVie Inc	10,482	427					$3,051
Achillion Pharmaceuticals Inc (a)	1,830	16
Array BioPharma Inc (a)	4,540	22		Savings & Loans - 0.08%
Cardinal Health Inc	922	38		Oritani Financial Corp	2,690		42
Catamaran Corp (a)	786	42
Eli Lilly & Co	11,156	634		Semiconductors - 0.37%
Herbalife Ltd	816	31		ARM Holdings PLC ADR	658		28
Keryx Biopharmaceuticals Inc (a)	1,390	10		Entegris Inc (a)	4,300		42
McKesson Corp	564	61		KLA-Tencor Corp	686		36
Medivation Inc (a)	180	8		NVIDIA Corp	2,080		27
Novartis AG ADR	270	19		Taiwan Semiconductor Manufacturing Co Ltd	1,189		20
Novo Nordisk A/S ADR	351	57		ADR
Onyx Pharmaceuticals Inc (a)	110	10		Teradyne Inc (a)	2,205		36
Pfizer Inc	4,686	135		Tower Semiconductor Ltd - Warrants (a),(b),(c)	1,587		—
Pharmacyclics Inc (a)	190	15					$189
Roche Holding AG ADR	822	48
Sanofi ADR	742	38		Acxiom Software Corp - 2.37% (a)	2,440		50
Shire PLC ADR	356	33		Aspen Technology Inc (a)	1,680		54
		$1,644		BMC Software Inc (a)	3,545		164
Pipelines - 0.05%				CA Inc	2,961		75
TransCanada Corp	540	26		CommVault Systems Inc (a)	650		53
				MedAssets Inc (a)	1,400		27
				Microsoft Corp	11,385		326
Private Equity - 0.37%				MicroStrategy Inc (a)	46		5
American Capital Ltd (a)	13,071	191
				Oracle Corp	11,565		374
				SAP AG ADR	309		25
Publicly Traded Investment Fund - 0.10%				VMware Inc (a)	729		57
iShares Russell 1000 Growth Index Fund	755	54					$1,210
				Telecommunications - 2.84%
Real Estate - 0.09%				Arris Group Inc (a)	3,100		53
Brookfield Asset Management Inc	1,300	47		AT&T Inc	2,544		93
				BT Group PLC ADR	494		21
				Cisco Systems Inc	28,015		586
REITS - 2.58%				Consolidated Communications Holdings Inc	1,500		26
American Tower Corp	4,008	308
Corrections Corp of America	1,250	49		KDDI Corp ADR	902		19
				Plantronics Inc	990		44
Essex Property Trust Inc	212	32		RF Micro Devices Inc (a)	9,120		48
Extra Space Storage Inc	2,635	103		Telekomunikasi Indonesia Persero Tbk PT	661		30
Federal Realty Investment Trust	260	28		ADR
First Industrial Realty Trust Inc	3,300	56
Lexington Realty Trust	2,350	28		Telstra Corp Ltd ADR	798		19
Simon Property Group Inc	2,787	442		Verizon Communications Inc	10,408		512
Starwood Property Trust Inc	1,900	53					$1,451

See accompanying notes.

Schedule of Investments
Balanced Account
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		Principal
Textiles - 0.08%				BONDS (continued)	Amount (000's)	Value	(000	's)
G&K Services Inc	300	$14		Automobile Asset Backed Securities (continued)
Mohawk Industries Inc (a)	262	29		Santander Drive Auto Receivables Trust 2013-
		$43		1
				0.48%, 02/16/2016	$115		$115
Transportation - 0.35%							$441
Canadian National Railway Co	376	38
Canadian Pacific Railway Ltd	244	32		Automobile Floor Plan Asset Backed Securities - 0.67%
United Parcel Service Inc	1,287	110		Ally Master Owner Trust
		$180		1.07%, 01/15/2016(e)	100		101
				GE Dealer Floorplan Master Note Trust
Water- 0.16%				0.80%, 07/20/2016(e)	200		201
American Water Works Co Inc	1,557	65		Nissan Master Owner Trust Receivables
United Utilities Group PLC ADR	763	16		0.67%, 05/15/2017(e)	40		40
		$81					$342
TOTAL COMMON STOCKS		$32,157
	Principal			Automobile Manufacturers - 0.11%
BONDS- 22.50%	Amount (000's)	Value(000	's)	Ford Motor Co
				4.75%, 01/15/2043	35		33
Advertising - 0.10%				7.40%, 11/01/2046	15		19
Interpublic Group of Cos Inc/The				Navistar International Corp
4.00%, 03/15/2022	$5	$5		8.25%, 11/01/2021	5		5
6.25%, 11/15/2014	5	5					$57
10.00%, 07/15/2017	35	38
MDC Partners Inc				Banks- 3.44%
6.75%, 04/01/2020(d)	5	5		Ally Financial Inc
		$53		5.50%, 02/15/2017	5		5
				8.00%, 03/15/2020	10		12
Aerospace & Defense - 0.12%				Associated Banc-Corp
Air 2 US				5.13%, 03/28/2016	65		71
8.03%, 10/01/2020(c),(d)	37	38		Banco de Credito del Peru
General Dynamics Corp				4.25%, 04/01/2023(c),(d),(f)	25		25
3.60%, 11/15/2042	15	14		Bank of America Corp
United Technologies Corp				1.35%, 03/22/2018(e)	50		50
1.20%, 06/01/2015	10	10		2.00%, 01/11/2018	150		149
		$62		3.30%, 01/11/2023	50		49
Agriculture - 0.25%				5.88%, 02/07/2042	10		12
Altria Group Inc				6.00%, 09/01/2017	15		17
2.85%, 08/09/2022	20	20		Bank of New York Mellon Corp/The
				0.72%, 03/06/2018(e)	5		5
Philip Morris International Inc
2.50%, 05/16/2016	15	16		Bank of Nova Scotia
2.63%, 03/06/2023	30	30		1.38%, 12/18/2017	30		30
4.13%, 03/04/2043	45	43		BBVA US Senior SAU
6.38%, 05/16/2038	15	19		4.66%, 10/09/2015	200		205
		$128		BNP Paribas SA
				3.25%, 03/03/2023	60		58
Airlines - 0.00%				CIT Group Inc
US Airways 2001-1G Pass Through Trust				5.00%, 08/15/2022	5		5
7.08%, 09/20/2022(c)	2	2		6.63%, 04/01/2018(d)	5		6
				Citigroup Inc
Automobile Asset Backed Securities - 0.86%				1.30%, 04/01/2016	5		5
Ally Auto Receivables Trust 2010-5				4.05%, 07/30/2022	100		103
1.11%, 01/15/2015(e)	9	9		5.13%, 05/05/2014	1		1
AmeriCredit Automobile Receivables Trust				5.88%, 01/30/2042	15		18
2012-1				City National Corp/CA
0.91%, 10/08/2015(e)	27	27		5.25%, 09/15/2020	35		39
AmeriCredit Automobile Receivables Trust				Goldman Sachs Group Inc/The
2012-2				1.60%, 11/23/2015	15		15
0.76%, 10/08/2015	109	109		2.38%, 01/22/2018	65		66
AmeriCredit Automobile Receivables Trust				3.63%, 01/22/2023	25		25
2012-3				6.75%, 10/01/2037	45		51
0.71%, 12/08/2015(e)	44	44		HBOS Capital Funding No2 LP
				6.07%, 06/29/2049(d),(e)	5		5
Mercedes-Benz Auto Lease Trust 2012-A
0.66%, 04/15/2014(e)	15	15		JP Morgan Chase & Co
				1.20%, 01/25/2018(e)	40		40
Nissan Auto Lease Trust
0.36%, 07/15/2014(e)	19	19		5.40%, 01/06/2042	30		35
Nissan Auto Receivables Owner Trust				Morgan Stanley
0.37%, 09/15/2015	80	80		1.75%, 02/25/2016	15		15
Santander Drive Auto Receivables Trust 2012-				4.88%, 11/01/2022	200		212
2				6.38%, 07/24/2042	20		24
0.91%, 05/15/2015(e)	23	23		PNC Financial Services Group Inc
				6.75%, 07/29/2049(e)	75		86

See accompanying notes.

Schedule of Investments
Balanced Account
March 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Banks (continued)				Commercial Services (continued)
RBS Capital Trust III				United Rentals North America Inc
5.51%, 09/29/2049	$15	$12		7.63%, 04/15/2022	$5		$6
Regions Financial Corp				8.25%, 02/01/2021	10		11
5.75%, 06/15/2015	50	54					$74
Royal Bank of Scotland Group PLC
6.13%, 12/15/2022	55	57		Computers - 0.21%
Santander US Debt SAU				Affiliated Computer Services Inc
2.99%, 10/07/2013(d)	100	101		5.20%, 06/01/2015	35		38
Wells Fargo & Co				Hewlett-Packard Co
1.50%, 01/16/2018	10	10		3.00%, 09/15/2016	5		5
7.98%, 03/29/2049(e)	75	87		3.30%, 12/09/2016	10		10
		$1,760		NCR Corp
				4.63%, 02/15/2021(d)	5		5
Beverages - 0.33%				Seagate HDD Cayman
Anheuser-Busch InBev Finance Inc				6.88%, 05/01/2020	35		38
1.25%, 01/17/2018	25	25		Spansion LLC
4.00%, 01/17/2043	10	10		7.88%, 11/15/2017	10		10
Anheuser-Busch InBev Worldwide Inc							$106
1.38%, 07/15/2017	15	15
2.50%, 07/15/2022	40	40		Consumer Products - 0.01%
5.38%, 01/15/2020	5	6		Sun Products Corp/The
				7.75%, 03/15/2021(d)	5		5
Coca-Cola Co/The
1.15%, 04/01/2018	35	35
Corp Lindley SA				Distribution & Wholesale - 0.03%
6.75%, 11/23/2021(d)	15	17		HD Supply Inc
6.75%, 11/23/2021	20	23		10.50%, 01/15/2021	15		16
		$171
Biotechnology - 0.23%				Diversified Financial Services - 0.87%
Celgene Corp				Aircastle Ltd
1.90%, 08/15/2017	20	20		7.63%, 04/15/2020	5		6
3.25%, 08/15/2022	10	10		9.75%, 08/01/2018	15		17
Genzyme Corp				Caterpillar Financial Services Corp
5.00%, 06/15/2020	15	18		1.30%, 03/01/2018	40		40
Gilead Sciences Inc				Credit Acceptance Corp
3.05%, 12/01/2016	10	11		9.13%, 02/01/2017	10		11
4.40%, 12/01/2021	40	45		General Electric Capital Corp
5.65%, 12/01/2041	10	12		1.00%, 12/11/2015	10		10
		$116		3.10%, 01/09/2023	75		74
				6.15%, 08/07/2037	25		30
Building Materials - 0.08%				6.25%, 12/15/2049(e)	100		110
Cimento Tupi SA				Icahn Enterprises LP / Icahn Enterprises
9.75%, 05/11/2018(d)	3	3
				Finance Corp
CRH America Inc				8.00%, 01/15/2018	15		16
8.13%, 07/15/2018	25	31		International Lease Finance Corp
Owens Corning				6.25%, 05/15/2019	5		5
4.20%, 12/15/2022	5	5		8.62%, 09/15/2015(e)	5		6
		$39		John Deere Capital Corp
Chemicals - 0.16%				0.88%, 04/17/2015	15		15
CF Industries Inc				SquareTwo Financial Corp
7.13%, 05/01/2020	10	12		11.63%, 04/01/2017	5		5
Dow Chemical Co/The				Toyota Motor Credit Corp
3.00%, 11/15/2022	25	25		0.88%, 07/17/2015	15		15
7.38%, 11/01/2029	10	13		Vesey Street Investment Trust I
Eagle Spinco Inc				4.40%, 09/01/2016(e)	80		87
4.63%, 02/15/2021(d)	5	5					$447
Taminco Acquisition Corp				Electric - 0.75%
9.13%, PIK 9.88%, 12/15/2017(d),(g)	10	10
Taminco Global Chemical Corp				Alabama Power Co
9.75%, 03/31/2020 (d)	15	17		3.85%, 12/01/2042	10		10
				APT Pipelines Ltd
		$82		3.88%, 10/11/2022(d)	10		10
Commercial Services - 0.15%				Baltimore Gas & Electric Co
ADT Corp/The				2.80%, 08/15/2022	15		15
2.25%, 07/15/2017(d)	30	30		Carolina Power & Light Co
BakerCorp International Inc				2.80%, 05/15/2022	55		56
8.25%, 06/01/2019	5	5		CMS Energy Corp
Emergency Medical Services Corp				4.70%, 03/31/2043	5		5
8.13%, 06/01/2019	10	11		5.05%, 03/15/2022	20		23
ERAC USA Finance LLC				Commonwealth Edison Co
2.75%, 03/15/2017(d)	10	11		3.80%, 10/01/2042	5		5

See accompanying notes.

Schedule of Investments
Balanced Account
March 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Electric (continued)				Food- 0.23%
DTE Energy Co				ConAgra Foods Inc
6.38%, 04/15/2033	$15	$19		4.65%, 01/25/2043	$5		$5
Duke Energy Carolinas LLC				Hawk Acquisition Sub Inc
4.00%, 09/30/2042	15	15		4.25%, 10/15/2020(d),(f)	5		5
Edison International				Kraft Foods Group Inc
3.75%, 09/15/2017	10	11		5.00%, 06/04/2042	10		11
Elwood Energy LLC				6.50%, 02/09/2040	10		13
8.16%, 07/05/2026	17	18		Mondelez International Inc
Energy Future Intermediate Holding Co LLC /				6.13%, 02/01/2018	20		24
EFIH Finance Inc				6.50%, 11/01/2031	20		25
11.75%, 03/01/2022(d)	5	6		6.50%, 02/09/2040	25		32
10.00%, 12/01/2020(d)	8	9		Pinnacle Foods Finance LLC / Pinnacle Foods
FirstEnergy Corp				Finance Corp
7.38%, 11/15/2031	5	6		9.25%, 04/01/2015	1		1
Florida Power & Light Co							$116
4.05%, 06/01/2042	20	20
4.13%, 02/01/2042	5	5		Forest Products & Paper - 0.01%
Mirant Mid Atlantic Pass Through Trust C				Sappi Papier Holding GmbH
				7.50%, 06/15/2032(d)	5		4
10.06%, 12/30/2028	24	27
Northern States Power Co/MN
3.40%, 08/15/2042	5	5		Gas- 0.07%
NRG Energy Inc				Sempra Energy
8.25%, 09/01/2020	10	11		2.88%, 10/01/2022	35		35
Oncor Electric Delivery Co LLC
5.25%, 09/30/2040	10	11
Pacific Gas & Electric Co				Healthcare - Products - 0.15%
4.45%, 04/15/2042	5	5		Angiotech Pharmaceuticals Inc
PacifiCorp				9.00%, 12/01/2016	13		13
3.85%, 06/15/2021	10	11		Covidien International Finance SA
PPL Electric Utilities Corp				2.80%, 06/15/2015	40		42
3.00%, 09/15/2021	5	5		Kinetic Concepts Inc / KCI USA Inc
PPL WEM Holdings PLC				10.50%, 11/01/2018	10		11
3.90%, 05/01/2016(d)	25	26		Universal Hospital Services Inc
Public Service Co of Colorado				7.63%, 08/15/2020	10		10
4.75%, 08/15/2041	15	17					$76
Public Service Electric & Gas Co				Healthcare - Services - 0.24%
3.65%, 09/01/2042	5	5		Aetna Inc
San Diego Gas & Electric Co				4.13%, 11/15/2042	10		10
4.30%, 04/01/2042	5	6		CDRT Holding Corp
Southern California Edison Co				9.25%, PIK 10.00%, 10/01/2017(d),(g)	5		5
4.05%, 03/15/2042	15	15		Centene Corp
Virginia Electric and Power Co				5.75%, 06/01/2017	10		11
4.00%, 01/15/2043	5	5		Cigna Corp
		$382		5.38%, 02/15/2042	5		6
Electronics - 0.03%				Fresenius Medical Care US Finance II Inc
				5.88%, 01/31/2022(d)	5		6
Viasystems Inc
7.88%, 05/01/2019(d)	15	16		HCA Inc
				4.75%, 05/01/2023	5		5
				7.25%, 09/15/2020	30		33
Entertainment - 0.12%				MultiPlan Inc
CCM Merger Inc				9.88%, 09/01/2018(d)	10		11
9.13%, 05/01/2019(d)	20	21		Radnet Management Inc
Lions Gate Entertainment Inc				10.38%, 04/01/2018	10		10
10.25%, 11/01/2016(d)	5	5		WellPoint Inc
Regal Entertainment Group				1.88%, 01/15/2018	15		15
5.75%, 02/01/2025	5	5		4.65%, 01/15/2043	10		10
9.13%, 08/15/2018	10	11					$122
WMG Acquisition Corp
6.00%, 01/15/2021(b),(d)	5	5		Holding Companies - Diversified - 0.03%
11.50%, 10/01/2018	10	12		Alphabet Holding Co Inc
				7.75%, 11/01/2017(d)	15		16
		$59
Environmental Control - 0.06%
ADS Waste Holdings Inc				Home Builders - 0.09%
8.25%, 10/01/2020(d)	5	5		Ashton Woods USA LLC / Ashton Woods
Republic Services Inc				Finance Co
				6.88%, 02/15/2021(d)	5		5
3.80%, 05/15/2018	25	28		Beazer Homes USA Inc
		$33		7.25%, 02/01/2023 (d)	15		15

See accompanying notes.

Schedule of Investments
Balanced Account
March 28, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Home Builders (continued)				Lodging (continued)
Lennar Corp				MGM Resorts International	(continued)
4.13%, 12/01/2018(d)	$5	$5		8.63%, 02/01/2019		$5		$6
4.75%, 11/15/2022(d)	10	10		10.00%, 11/01/2016		5		6
MDC Holdings Inc				Wyndham Worldwide Corp
6.00%, 01/15/2043	10	10		2.50%, 03/01/2018		25		25
		$45						$63
Home Equity Asset Backed Securities - 0.16%				Machinery - Construction & Mining - 0.02%
Countrywide Asset-Backed Certificates				Caterpillar Inc
5.51%, 08/25/2036	5	5		1.50%, 06/26/2017		10		10
Option One Mortgage Loan Trust 2006-2
0.30%, 07/25/2036(e)	46	30
Specialty Underwriting & Residential Finance				Media- 1.06%
Trust Series 2004-BC1				Cablevision Systems Corp
0.97%, 02/25/2035 (e)	21	21		8.00%, 04/15/2020		5		6
Wells Fargo Home Equity Trust				CBS Corp
0.49%, 08/25/2035(e)	27	27		4.85%, 07/01/2042		15		14
				5.75%, 04/15/2020		15		18
		$83		CC Holdings GS V LLC
Insurance - 0.73%				3.85%, 04/15/2023(d)		20		20
American International Group Inc				Clear Channel Worldwide Holdings Inc
4.88%, 09/15/2016	80	89		6.50%, 11/15/2022(d)		5		5
4.88%, 06/01/2022	55	62		7.63%, 03/15/2020		5		5
Fidelity & Guaranty Life Holdings Inc				Comcast Corp
6.38%, 04/01/2021(d)	5	5		4.25%, 01/15/2033		45		45
Genworth Financial Inc				5.65%, 06/15/2035		10		12
7.63%, 09/24/2021	5	6		5.70%, 05/15/2018		20		24
ING US Inc				6.40%, 05/15/2038		5		6
2.90%, 02/15/2018(d)	75	76		COX Communications Inc
5.50%, 07/15/2022(d)	25	28		4.70%, 12/15/2042(d)		5		5
Liberty Mutual Group Inc				Cumulus Media Holdings Inc
5.00%, 06/01/2021(d)	15	17		7.75%, 05/01/2019		15		15
7.00%, 03/15/2037(d),(e)	15	15		DIRECTV Holdings LLC / DIRECTV
Markel Corp				Financing Co Inc
3.63%, 03/30/2023	10	10		2.40%, 03/15/2017		35		36
Pacific LifeCorp				3.80%, 03/15/2022		25		25
5.13%, 01/30/2043(d)	10	10		Discovery Communications LLC
Prudential Financial Inc				4.88%, 04/01/2043		15		15
5.20%, 03/15/2044(e)	20	20		DISH DBS Corp
5.63%, 06/15/2043(e)	30	31		5.00%, 03/15/2023(b),(d)		20		20
XL Group PLC				5.88%, 07/15/2022		20		21
6.50%, 12/31/2049(e)	5	5		6.75%, 06/01/2021		10		11
		$374		7.88%, 09/01/2019		10		12
				NBCUniversal Media LLC
Internet - 0.05%				2.88%, 01/15/2023		30		30
Equinix Inc				4.45%, 01/15/2043		25		25
4.88%, 04/01/2020	5	5		5.15%, 04/30/2020		40		47
5.38%, 04/01/2023	5	5		6.40%, 04/30/2040		10		13
Zayo Group LLC / Zayo Capital Inc				News America Inc
8.13%, 01/01/2020	5	5		3.00%, 09/15/2022		30		30
10.13%, 07/01/2020	10	12		Time Warner Cable Inc
		$27		5.88%, 11/15/2040		10		11
Iron & Steel - 0.20%				Time Warner Inc
AK Steel Corp				6.25%, 03/29/2041		10		12
8.38%, 04/01/2022	30	26		7.63%, 04/15/2031		5		7
ArcelorMittal				Univision Communications Inc
				7.88%, 11/01/2020(d)		5		5
7.50%, 10/15/2039	20	21		8.50%, 05/15/2021(d)		10		11
Cliffs Natural Resources Inc
4.88%, 04/01/2021	20	20		Viacom Inc
				4.38%, 03/15/2043(d)		34		31
Vale Overseas Ltd
4.38%, 01/11/2022	35	36		WideOpenWest Finance LLC /
		$103		WideOpenWest Capital Corp
				13.38%, 10/15/2019(d)		5		6
Lodging - 0.12%								$543
Boyd Acquisition Sub LLC/Boyd Acquisition
Finance Corp				Mining - 0.51%
8.38%, 02/15/2018(d)	5	5		BHP Billiton Finance USA Ltd
Caesars Entertainment Operating Co Inc				1.13%, 11/21/2014		15		15
11.25%, 06/01/2017	15	16		FMG Resources August 2006 Pty Ltd
				8.25%, 11/01/2019(d)		15		16
MGM Resorts International
6.63%, 12/15/2021	5	5

See accompanying notes.

Schedule of Investments
Balanced Account
March 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Mining (continued)				Mortgage Backed Securities (continued)
Freeport-McMoRan Copper & Gold Inc				FHLMC Multifamily Structured Pass Through
3.10%, 03/15/2020(d)	$45	$45		Certificates
3.55%, 03/01/2022	15	15		1.88%, 05/25/2019	$35		$36
3.88%, 03/15/2023(d)	20	20		2.22%, 12/25/2018(e)	30		31
5.45%, 03/15/2043(d)	20	20		Freddie Mac
Goldcorp Inc				3.50%, 02/15/2025(e)	529		47
2.13%, 03/15/2018	15	15		Freddie Mac REMICS
Inmet Mining Corp				0.80%, 08/15/2018(e)	19		19
7.50%, 06/01/2021(d)	20	22		3.50%, 03/15/2027(e)	87		12
Rio Tinto Finance USA PLC				5.87%, 04/15/2037(e)	60		9
2.00%, 03/22/2017	20	21		6.30%, 07/15/2041(e)	165		36
4.75%, 03/22/2042	5	5		6.65%, 06/15/2020(e)	335		41
Southern Copper Corp				Ginnie Mae
3.50%, 11/08/2022	25	25		5.00%, 10/16/2022(e)	51		4
Teck Resources Ltd				7.19%, 01/16/2032(e)	350		93
5.20%, 03/01/2042	5	5		JP Morgan Chase Commercial Mortgage
Volcan Cia Minera SAA				Securities Corp Series 2005-LDP3
5.38%, 02/02/2022(d)	2	2		5.00%, 08/15/2042(e)	25		27
Xstrata Finance Canada Ltd				JP Morgan Chase Commercial Mortgage
1.80%, 10/23/2015(d)	15	15		Securities Trust 2006-CIBC17
2.45%, 10/25/2017(d)	10	10		5.43%, 12/12/2043	25		28
4.00%, 10/25/2022(d)	10	10		JP Morgan Chase Commercial Mortgage
		$261		Securities Trust 2007-CIBC20
				5.79%, 02/12/2051(e)	10		12
Miscellaneous Manufacturing - 0.23%				JP Morgan Chase Commercial Mortgage
Eaton Corp				Series 2004-LN2
0.95%, 11/02/2015(d)	5	5
2.75%, 11/02/2022(d)	45	45		5.12%, 07/15/2041	20		21
				LB-UBS Commercial Mortgage Trust 2005-
General Electric Co				C7
4.13%, 10/09/2042	5	5		5.32%, 11/15/2040	45		48
Textron Inc				LB-UBS Commercial Mortgage Trust 2007-
6.20%, 03/15/2015	10	11		C2
Tyco Electronics Group SA				5.43%, 02/15/2040	10		11
1.60%, 02/03/2015	15	15		LB-UBS Commercial Mortgage Trust 2007-
3.50%, 02/03/2022	35	35		C6
		$116		6.24%, 07/15/2040(e)	50		41
Mortgage Backed Securities - 2.46%				Morgan Stanley Capital I Trust 2007-HQ12
Banc of America Commercial Mortgage Trust				5.57%, 04/12/2049(e)	25		28
2006-3				5.57%, 04/12/2049(e)	63		65
5.89%, 07/10/2044	15	17		RBSCF Trust 2009-RR1
BCRR Trust 2009-1				5.76%, 09/17/2039(d),(e)	50		52
5.86%, 07/17/2040(d)	25	29		UBS Commercial Mortgage Trust 2012-C1
CD 2005-CD1 Commercial Mortgage Trust				3.40%, 05/10/2045(e)	55		58
5.22%, 07/15/2044(e)	25	27		UBS-Barclays Commercial Mortgage Trust
CD 2006-CD3 Mortgage Trust
5.62%, 10/15/2048	35	40		2013-C5 3.18%, 03/10/2046(e)	15		15
Commercial Mortgage Pass Through-				Wachovia Bank Commercial Mortgage Trust
Certificates				Series 2007-C34
3.10%, 03/10/2046(e)	10	10		5.68%, 05/15/2046(e)	110		127
Commercial Mortgage Pass Through-							$1,258
Certificates Series 2006-C4				Office & Business Equipment - 0.01%
5.47%, 09/15/2039	64	72		Xerox Corp
Credit Suisse First Boston Mortgage Securities				6.75%, 02/01/2017	5		6
Corp
0.78%, 11/15/2037(d),(e)	940	9
4.77%, 07/15/2037	20	21		Oil & Gas - 1.56%
CSMC Series 2009-RR3				Anadarko Petroleum Corp
5.34%, 12/15/2043(d),(e)	25	28		5.95%, 09/15/2016	30		35
Fannie Mae				6.20%, 03/15/2040	10		12
5.80%, 06/25/2018(e)	136	11		6.45%, 09/15/2036	5		6
Fannie Mae REMICS				Antero Resources Finance Corp
2.25%, 07/25/2040	86	87		6.00%, 12/01/2020(d)	15		16
3.85%, 02/25/2037(e)	40	2		BP Capital Markets PLC
5.00%, 03/25/2024(e)	69	6		3.13%, 10/01/2015	35		37
6.05%, 03/25/2024(e)	74	8		Carrizo Oil & Gas Inc
6.50%, 02/25/2047	8	9		8.63%, 10/15/2018	35		38
6.55%, 11/25/2036(e)	51	8		Chaparral Energy Inc
6.98%, 04/25/2039(e)	7	7		7.63%, 11/15/2022	5		5
8.83%, 03/25/2039(e)	5	6		7.63%, 11/15/2022(d)	5		5

See accompanying notes.

Schedule of Investments
Balanced Account
March 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Oil & Gas (continued)				Oil & Gas (continued)
Chaparral Energy Inc (continued)				Total Capital International SA
9.88%, 10/01/2020	$5	$6		1.50%, 02/17/2017	$15		$15
Chesapeake Energy Corp				Transocean Inc
5.75%, 03/15/2023(f)	5	5		2.50%, 10/15/2017	25		25
6.13%, 02/15/2021	15	16		6.38%, 12/15/2021	5		6
Chevron Corp				7.35%, 12/15/2041	5		6
1.10%, 12/05/2017	20	20		Valero Energy Corp
2.36%, 12/05/2022	5	5		6.63%, 06/15/2037	15		18
Concho Resources Inc							$797
7.00%, 01/15/2021	5	6
ConocoPhillips				Oil & Gas Services - 0.29%
5.75%, 02/01/2019	15	18		Cameron International Corp
Continental Resources Inc/OK				1.60%, 04/30/2015	20		20
5.00%, 09/15/2022	15	16		6.38%, 07/15/2018	25		30
Ecopetrol SA				7.00%, 07/15/2038	5		6
7.63%, 07/23/2019	40	50		Hornbeck Offshore Services Inc
				5.00%, 03/01/2021(d)	10		10
EP Energy LLC / EP Energy Finance Inc
9.38%, 05/01/2020	30	35		Weatherford International Inc
EP Energy LLC / Everest Acquisition Finance				6.35%, 06/15/2017	5		6
Inc				Weatherford International Ltd/Bermuda
6.88%, 05/01/2019	5	6		4.50%, 04/15/2022	55		57
Gazprom OAO Via Gaz Capital SA				5.95%, 04/15/2042	20		21
8.63%, 04/28/2034	15	20					$150
Halcon Resources Corp				Other Asset Backed Securities - 0.95%
8.88%, 05/15/2021(d)	10	11		Carrington Mortgage Loan Trust Series 2005-
Hess Corp				FRE1
5.60%, 02/15/2041	15	16		0.48%, 12/25/2035(e)	174		172
Kodiak Oil & Gas Corp				Citigroup Mortgage Loan Trust 2007-WFH2
5.50%, 01/15/2021(d)	5	5		0.35%, 03/25/2037(e)	33		33
8.13%, 12/01/2019	5	6		Countrywide Asset-Backed Certificates
Linn Energy LLC / Linn Energy Finance				0.45%, 03/25/2036(e)	69		48
Corp				1.81%, 01/25/2034(e)	107		84
7.75%, 02/01/2021	5	5		First Horizon ABS Trust 2006 - HE2
Marathon Oil Corp				0.33%, 10/25/2026(e)	66		56
0.90%, 11/01/2015	10	10		JP Morgan Mortgage Acquisition Trust 2007-
Nexen Inc				CH1
6.40%, 05/15/2037	5	6		5.45%, 11/25/2036	5		5
Oasis Petroleum Inc				JP Morgan Mortgage Acquisition Trust 2007-
6.50%, 11/01/2021	10	11		CH3
Offshore Group Investment Ltd				0.35%, 03/25/2037(e)	75		68
7.13%, 04/01/2023(d)	5	5		Marriott Vacation Club Owner Trust 2007-1
7.50%, 11/01/2019(d)	5	5		5.52%, 05/20/2029(d),(e)	8		8
PDC Energy Inc				MSDWCC Heloc Trust 2005-1
7.75%, 10/15/2022(d)	10	11		0.39%, 07/25/2017(e)	11		11
Petrobras International Finance Co - Pifco							$485
5.38%, 01/27/2021	60	65
Petro-Canada				Packaging & Containers - 0.10%
5.95%, 05/15/2035	20	24		Crown Cork & Seal Co Inc
Petroleos de Venezuela SA				7.38%, 12/15/2026	8		9
5.25%, 04/12/2017	9	8		Exopack Holding Corp
Petroleos Mexicanos				10.00%, 06/01/2018	5		5
4.88%, 01/24/2022	30	33		Rock Tenn Co
6.50%, 06/02/2041	10	12		3.50%, 03/01/2020	30		31
Phillips 66				4.00%, 03/01/2023	5		5
1.95%, 03/05/2015	15	15					$50
Plains Exploration & Production Co				Pharmaceuticals - 0.67%
6.50%, 11/15/2020	25	28		AbbVie Inc
6.88%, 02/15/2023	5	6		1.20%, 11/06/2015(d)	10		10
Rowan Cos Inc				1.75%, 11/06/2017(d)	35		35
4.88%, 06/01/2022	15	16		4.40%, 11/06/2042(d)	5		5
5.00%, 09/01/2017	15	17		Actavis Inc
5.40%, 12/01/2042	15	15		1.88%, 10/01/2017	30		30
SandRidge Energy Inc				3.25%, 10/01/2022	35		36
7.50%, 02/15/2023	5	5		4.63%, 10/01/2042	10		10
Shell International Finance BV				5.00%, 08/15/2014	20		21
2.38%, 08/21/2022	15	15		Express Scripts Holding Co
Statoil ASA				2.75%, 11/21/2014	25		26
1.20%, 01/17/2018	15	15		3.13%, 05/15/2016	20		21
Talisman Energy Inc				3.90%, 02/15/2022	5		5
5.50%, 05/15/2042	5	5

See accompanying notes.

Schedule of Investments
Balanced Account
March 28, 2013 (unaudited)

		Principal			Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Pharmaceuticals (continued)					REITS (continued)
Express Scripts Holding Co	(continued)				iStar Financial Inc (continued)
4.75%, 11/15/2021		$5	$6		9.00%, 06/01/2017	$5		$6
6.13%, 11/15/2041		15	19		Simon Property Group LP
GlaxoSmithKline Capital Inc					4.75%, 03/15/2042	15		15
5.38%, 04/15/2034		5	6		Ventas Realty LP / Ventas Capital Corp
McKesson Corp					2.70%, 04/01/2020	45		45
0.95%, 12/04/2015		15	15		4.75%, 06/01/2021	15		17
3.25%, 03/01/2016		20	21					$185
Teva Pharmaceutical Finance Co BV
2.95%, 12/18/2022		25	25		Retail - 0.24%
Wyeth LLC					CVS Caremark Corp
5.95%, 04/01/2037		10	13		5.75%, 05/15/2041	15		18
6.00%, 02/15/2036		5	7		CVS Pass-Through Trust
					5.77%, 01/10/2033(d)	19		22
Zoetis Inc					5.93%, 01/10/2034(d)	10		11
1.15%, 02/01/2016(d)		5	5
1.88%, 02/01/2018(d)		5	5		7.51%, 01/10/2032(d)	5		6
4.70%, 02/01/2043(d)		20	20		Landry's Holdings II Inc
					10.25%, 01/01/2018(d)	15		16
			$341		Macy's Retail Holdings Inc
Pipelines - 0.64%					5.75%, 07/15/2014	5		5
El Paso Pipeline Partners Operating Co LLC					5.90%, 12/01/2016	6		7
4.70%, 11/01/2042		15	14		Petco Holdings Inc
5.00%, 10/01/2021		35	39		8.50%, PIK 9.25%, 10/15/2017(d),(g)	20		21
Energy Transfer Partners LP					Suburban Propane Partners LP/Suburban
3.60%, 02/01/2023		20	20		Energy Finance Corp
5.15%, 02/01/2043		5	5		7.38%, 03/15/2020	10		11
5.20%, 02/01/2022		10	11		Wal-Mart Stores Inc
6.05%, 06/01/2041		20	22		5.00%, 10/25/2040	5		6
Enterprise Products Operating LLC								$123
3.35%, 03/15/2023		40	41
4.45%, 02/15/2043		10	10		Savings & Loans - 0.15%
4.85%, 08/15/2042		5	5		Santander Holdings USA Inc/PA
6.45%, 09/01/2040		5	6		3.00%, 09/24/2015	45		46
8.38%, 08/01/2066		25	29		4.63%, 04/19/2016	30		32
Inergy Midstream LP / NRGM Finance Corp								$78
6.00%, 12/15/2020(d)		5	5		Semiconductors - 0.05%
Kinder Morgan Energy Partners LP					Intel Corp
3.50%, 09/01/2023		20	20		4.00%, 12/15/2032	15		15
5.00%, 03/01/2043		10	10		Jazz Technologies Inc
5.30%, 09/15/2020		20	23		8.00%, 06/30/2015	10		9
5.63%, 09/01/2041		10	11					$24
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp					Sovereign - 0.39%
6.25%, 06/15/2022		8	9		Indonesia Government International Bond
ONEOK Partners LP					7.25%, 04/20/2015	5		5
3.25%, 02/01/2016		25	26		Mexico Government International Bond
Western Gas Partners LP					3.63%, 03/15/2022	40		42
4.00%, 07/01/2022		20	21		4.75%, 03/08/2044	16		17
			$327		Poland Government International Bond
					3.00%, 03/17/2023	10		10
Publicly Traded Investment Fund - 0.04%					Russian Foreign Bond - Eurobond
Healthcare Trust of America Holdings LP					7.50%, 03/31/2030(e)	26		32
3.70%, 04/15/2023(d)		20	20		7.50%, 03/31/2030(d)	43		53
					Venezuela Government International Bond
Real Estate - 0.02%					9.25%, 09/15/2027	33		32
Crescent Resources LLC / Crescent Ventures Inc					12.75%, 08/23/2022	5		6
								$197
10.25%, 08/15/2017(d)		10	11
					Student Loan Asset Backed Securities - 0.74%
					SLM Private Education Loan Trust 2012-E
REITS- 0.36%					0.95%, 10/16/2023(d),(e)	122		123
American Tower Trust I					SLM Student Loan Trust
1.55%, 03/15/2018(d)		30	30		0.80%, 08/15/2022(d),(e)	175		175
3.07%, 03/15/2023(d)		25	25		SLM Student Loan Trust 2008-5
DDR Corp					1.60%, 01/25/2018(e)	25		26
4.63%, 07/15/2022		20	22		SLM Student Loan Trust 2008-6
HCP Inc					0.85%, 10/25/2017(e)	56		56
2.63%, 02/01/2020		20	20					$380
iStar Financial Inc
7.13%, 02/15/2018		5	5

See accompanying notes.

Schedule of Investments
Balanced Account
March 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Telecommunications - 1.05%				Transportation (continued)
America Movil SAB de CV				PHI Inc
5.63%, 11/15/2017	$22	$26		8.63%, 10/15/2018	$5	$6
AT&T Inc				Swift Services Holdings Inc
1.40%, 12/01/2017	60	60		10.00%, 11/15/2018	15	17
1.70%, 06/01/2017	30	30				$133
3.00%, 02/15/2022	20	20		TOTAL BONDS		$11,505
4.35%, 06/15/2045(d)	44	41		U.S. GOVERNMENT & GOVERNMENT	Principal
5.35%, 09/01/2040	15	16		AGENCY OBLIGATIONS - 15.38%	Amount (000's)	Value(000	's)
Cisco Systems Inc				Federal Home Loan Mortgage Corporation (FHLMC) - 2.21%
5.90%, 02/15/2039	10	13
Clearwire Communications LLC/Clearwire				3.50%, 04/01/2042(h)	$50	$53
Finance Inc				3.50%, 04/01/2042	38	41
12.00%, 12/01/2015(d)	5	5		3.50%, 08/01/2042	77	82
Embarq Corp				4.00%, 10/01/2041	18	19
8.00%, 06/01/2036	5	5		4.50%, 04/01/2031	55	60
Goodman Networks Inc				4.50%, 04/01/2041	197	211
13.12%, 07/01/2018(d),(e)	5	6		5.00%, 06/01/2031	26	29
Intelsat Luxembourg SA				5.00%, 08/01/2040	174	191
7.75%, 06/01/2021(d),(f)	20	20		5.00%, 06/01/2041	69	76
8.13%, 06/01/2023(d),(f)	15	15		5.50%, 12/01/2022	14	15
11.50%, 02/04/2017	25	27		5.50%, 05/01/2036	44	48
11.25%, 02/04/2017	20	21		6.00%, 01/01/2029	11	12
Level 3 Communications Inc				6.00%, 10/01/2036(e)	25	27
11.88%, 02/01/2019	12	13		6.00%, 08/01/2037	59	66
Level 3 Financing Inc				6.00%, 01/01/2038(e)	12	13
8.13%, 07/01/2019	5	5		6.00%, 07/01/2038	40	45
MetroPCS Wireless Inc				6.50%, 06/01/2017	13	14
6.25%, 04/01/2021(d)	10	10		6.50%, 05/01/2031	4	5
6.63%, 04/01/2023(d)	5	5		6.50%, 06/01/2031	11	13
NII Capital Corp				6.50%, 11/01/2031	5	5
7.63%, 04/01/2021	10	7		6.50%, 10/01/2035	33	38
Qwest Corp				7.00%, 12/01/2027	14	17
6.75%, 12/01/2021	30	35		7.50%, 08/01/2030	2	2
SBA Tower Trust				8.00%, 12/01/2030	39	46
4.25%, 04/15/2040(d),(e)	25	26				$1,128
Sprint Nextel Corp
6.00%, 11/15/2022	5	5		Federal National Mortgage Association (FNMA) - 5.68%
7.00%, 08/15/2020	20	22		2.50%, 04/01/2028(h)	155	161
9.13%, 03/01/2017	3	4		2.66%, 07/01/2034(e)	7	8
Telefonica Emisiones SAU				2.72%, 03/01/2035(e)	17	18
3.99%, 02/16/2016	15	16		2.86%, 04/01/2037(e)	16	17
Verizon Communications Inc				3.00%, 04/01/2027(h)	40	42
3.50%, 11/01/2021	30	31		3.00%, 06/01/2027	240	255
Verizon Global Funding Corp				3.00%, 05/01/2043(h)	205	211
7.75%, 12/01/2030	10	14		3.25%, 06/01/2041(e)	108	114
Virgin Media Finance PLC				3.50%, 03/01/2042	23	25
5.25%, 02/15/2022	2	2		3.50%, 10/01/2042	79	83
Vodafone Group PLC				3.50%, 04/01/2043(h)	320	338
1.50%, 02/19/2018	35	35		4.00%, 08/01/2020	13	14
		$535		4.00%, 04/01/2027(h)	100	107
				4.00%, 02/01/2031	13	14
Textiles - 0.04%				4.00%, 05/01/2031	25	27
Mohawk Industries Inc				4.00%, 06/01/2031	31	33
3.85%, 02/01/2023	20	20		4.00%, 12/01/2040	20	22
				4.00%, 01/01/2041	69	75
Transportation - 0.26%				4.00%, 03/01/2041	46	51
Burlington Northern Santa Fe LLC				4.00%, 04/01/2043(h)	250	266
4.45%, 03/15/2043	30	30		4.50%, 05/01/2031	124	135
CSX Corp				4.50%, 05/01/2040	141	157
4.10%, 03/15/2044	15	14		4.50%, 05/01/2040	25	28
4.25%, 06/01/2021	15	17		4.50%, 07/01/2040	27	30
5.50%, 04/15/2041	10	12		4.50%, 01/01/2041	173	192
6.25%, 03/15/2018	15	18		4.50%, 01/01/2041	22	24
Kansas City Southern de Mexico SA de CV				5.50%, 09/01/2033	22	23
6.13%, 06/15/2021	7	8		5.50%, 04/01/2035	7	8
Navios Maritime Acquisition Corp / Navios				5.50%, 07/01/2038	116	131
Acquisition Finance US Inc				5.50%, 05/01/2040	77	85
8.63%, 11/01/2017	11	11		5.60%, 02/01/2036(e)	10	11
				6.00%, 02/01/2025	50	55
				6.00%, 11/01/2037	49	54

See accompanying notes.

Schedule of Investments
Balanced Account
March 28, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			REPURCHASE AGREEMENTS	Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Banks (continued)
6.00%, 03/01/2038	$21	$24		Investment in Joint Trading Account; Merrill	$183	$183
6.50%, 02/01/2032	12	15		Lynch Repurchase Agreement; 0.12%
6.50%, 07/01/2037	8	9		dated 03/28/2013 maturing 04/01/2013
6.50%, 07/01/2037	7	8		(collateralized by US Government
6.50%, 02/01/2038	10	11		Securities; $186,730; 0.13% - 6.18%; dated
6.50%, 09/01/2038	20	22		03/20/14 - 08/15/42)
		$2,903				$693
Government National Mortgage Association (GNMA) - 3.61%				TOTAL REPURCHASE AGREEMENTS		$693
				Total Investments		$52,219
1.63%, 01/20/2035(e)	62	64		Liabilities in Excess of Other Assets, Net - (2.12)%		$(1,083)
1.75%, 07/20/2034(e)	161	169		TOTAL NET ASSETS - 100.00%		$51,136
1.75%, 07/20/2035(e)	192	201
3.00%, 04/01/2043(h)	50	52
3.50%, 05/15/2042	98	106		(a) Non-Income Producing Security
3.50%, 10/15/2042	50	53		(b) Security is Illiquid
3.50%, 05/01/2043(h)	275	295		(c)	Fair value of these investments is determined in good faith by the
4.00%, 10/15/2041	87	97		Manager under procedures established and periodically reviewed by the
4.00%, 04/01/2042(h)	250	273		Board of Directors. At the end of the period, the fair value of these
4.00%, 07/20/2042	74	81		securities totaled $65 or 0.13% of net assets.
4.50%, 01/20/2040	44	49		(d)	Security exempt from registration under Rule 144A of the Securities Act of
4.50%, 08/20/2040	86	96		1933. These securities may be resold in transactions exempt from
4.50%, 10/20/2040	33	36		registration, normally to qualified institutional buyers. Unless otherwise
5.00%, 02/15/2039	124	139		indicated, these securities are not considered illiquid. At the end of the
5.00%, 06/20/2042	40	44		period, the value of these securities totaled $1,857 or 3.63% of net assets.
6.00%, 09/20/2026	13	14		(e) Variable Rate. Rate shown is in effect at March 28, 2013.
6.00%, 01/15/2029	46	52		(f) Security purchased on a when-issued basis.
6.00%, 06/15/2032	2	2		(g)	Payment in kind; the issuer has the option of paying additional securities
7.00%, 05/15/2031	8	10		in lieu of cash.
7.00%, 02/20/2032	13	15		(h)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
		$1,848		Notes to Financial Statements for additional information.
U.S. Treasury - 3.88%
0.13%, 08/31/2013	50	50
0.25%, 05/15/2015	15	15		Portfolio Summary (unaudited)
0.88%, 04/30/2017	50	51		Sector		Percent
1.00%, 08/31/2016	295	300		Financial		17.97%
1.25%, 10/31/2015	300	307		Consumer, Non-cyclical		14.32%
1.50%, 07/31/2016	205	212		Mortgage Securities		13.96%
2.00%, 02/15/2022	100	103		Consumer, Cyclical		9.69%
2.63%, 02/29/2016	350	373		Energy		8.91%
3.13%, 01/31/2017	350	384		Communications		8.08%
3.13%, 05/15/2019	45	51		Technology		7.92%
3.13%, 11/15/2041	30	30		Industrial		6.51%
3.13%, 02/15/2042	15	15		Government		4.27%
4.38%, 05/15/2040	75	94		Basic Materials		3.72%
		$1,985		Asset Backed Securities		3.38%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Utilities		3.19%
OBLIGATIONS		$7,864		Exchange Traded Funds		0.14%
	Maturity			Diversified		0.06%
REPURCHASE AGREEMENTS - 1.36%	Amount (000's)	Value(000	's)	Liabilities in Excess of Other Assets, Net		(2.12)%
				TOTAL NET ASSETS		100.00%
Banks- 1.36%
Investment in Joint Trading Account; Credit	$131	$131
Suisse Repurchase Agreement; 0.18%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $133,379; 4.25% - 8.75%; dated
08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	105	105
Bank Repurchase Agreement; 0.20% dated
03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $107,002; 0.00% - 6.25%; dated
06/26/13 - 08/08/35)
Investment in Joint Trading Account; JP	275	274
Morgan Repurchase Agreement; 0.17%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $280,096; 0.00% - 11.25%;
dated 04/05/13 - 11/15/40)

See accompanying notes.

Schedule of Investments
Balanced Account
March 28, 2013 (unaudited)

Futures Contracts

		Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type	Long/Short
S&P 500 Emini; June 2013	Long	2	$153	$156	$3
Total					$3
All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 28, 2013 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value (000's)		Principal
Semiconductors - 0.00%			BONDS (continued)	Amount (000's)	Value	(000	's)
Tower Semiconductor Ltd - Warrants (a),(b),(c)	47,588	$—	Automobile Asset Backed Securities (continued)
			Nissan Auto Lease Trust
TOTAL COMMON STOCKS		$—	0.36%, 07/15/2014(e)	$341		$341
	Principal		Nissan Auto Receivables Owner Trust
BONDS- 63.85%	Amount (000's)	Value (000's)	0.37%, 09/15/2015	575		575
			Santander Drive Auto Receivables Trust 2010-1
Advertising - 0.27%
Interpublic Group of Cos Inc/The			1.48%, 05/15/2017(d)	133		133
4.00%, 03/15/2022	$165	$166	Santander Drive Auto Receivables Trust 2012-2
6.25%, 11/15/2014	100	107
10.00%, 07/15/2017	535	574	0.91%, 05/15/2015(e)	1,897		1,901
MDC Partners Inc			Santander Drive Auto Receivables Trust 2012-4
6.75%, 04/01/2020(d)	45	46

		$893	0.79%, 08/17/2015	867		869
Aerospace & Defense - 0.13%			Santander Drive Auto Receivables Trust 2013-1
Air 2 US
8.63%, 10/01/2020(c),(d)	54	54	0.48%, 02/16/2016	800		800
General Dynamics Corp			World Omni Automobile Lease Securitization
United 3.60%, Technologies 11/15/2042 Corp	210	192	Trust 0.93%, 2012-A 11/16/2015(e)	475		477
1.20%, 06/01/2015	125	127				$12,305
4.50%, 06/01/2042	65	69	Automobile Floor Plan Asset Backed Securities - 1.77%
		$442	Ally Master Owner Trust
Agriculture - 0.62%			0.83%, 05/15/2016(e)	2,100		2,109
Altria Group Inc			1.07%, 01/15/2016(e)	940		945
2.85%, 08/09/2022	485	477	Ford Credit Floorplan Master Owner Trust
4.25%, 08/09/2042	15	14	0.80%, 09/15/2015(e)	1,100		1,102
Imperial Tobacco Finance PLC			GE Dealer Floorplan Master Note Trust
2.05%, 02/11/2018(d),(e)	310	312	0.80%, 07/20/2016(e)	1,000		1,007
Philip Morris International Inc			Nissan Master Owner Trust Receivables
2.50%, 05/16/2016	175	184	0.67%, 05/15/2017(e)	785		788
2.63%, 03/06/2023	310	305				$5,951
3.88%, 08/21/2042	5	5	Automobile Manufacturers - 0.82%
4.13%, 03/04/2043	735	710	Daimler Finance North America LLC
6.38%, 05/16/2038	5	6	1.25%, 01/11/2016(d)	955		958
Southern States Cooperative Inc			1.30%, 07/31/2015(d)	495		498
11.25%, 05/15/2015(d)	70	74
			Ford Motor Co
		$2,087	4.75%, 01/15/2043	380		354
Airlines - 0.02%			7.40%, 11/01/2046	175		220
US Airways 2001-1G Pass Through Trust			Jaguar Land Rover Automotive PLC
7.08%, 09/20/2022(c)	53	58	5.63%, 02/01/2023(d)	150		156
			7.75%, 05/15/2018(d)	150		164
			Navistar International Corp
Automobile Asset Backed Securities - 3.66%			8.25%, 11/01/2021	120		122
Ally Auto Receivables Trust 2010-5			Volkswagen International Finance NV
1.11%, 01/15/2015(e)	323	324	1.60%, 11/20/2017(d)	270		271
Ally Auto Receivables Trust 2011-5						$2,743
0.99%, 11/16/2015(e)	675	678
AmeriCredit Automobile Receivables Trust			Automobile Parts & Equipment - 0.08%
0.51%, 01/08/2016	500	500	Gajah Tunggal Tbk PT
AmeriCredit Automobile Receivables Trust			7.75%, 02/06/2018(d)	250		259
2012-1
0.91%, 10/08/2015(e)	980	982
			Banks- 9.25%
AmeriCredit Automobile Receivables Trust			Ally Financial Inc
2012-2			5.50%, 02/15/2017	130		141
0.76%, 10/08/2015	557	558	8.00%, 03/15/2020	135		167
AmeriCredit Automobile Receivables Trust			Associated Banc-Corp
2012-3			5.13%, 03/28/2016	955		1,044
0.71%, 12/08/2015(e)	876	877
			Banco Davivienda SA
AmeriCredit Automobile Receivables Trust			2.95%, 01/29/2018(d)	350		343
2013-1			Banco de Credito del Peru
0.49%, 06/08/2016	1,900	1,900	4.25%, 04/01/2023(c),(d),(f)	350		347
Capital Auto Receivables Asset Trust 2013-1			Banco de Credito e Inversiones
0.62%, 07/20/2016	300	300	4.00%, 02/11/2023(d)	300		297
0.79%, 06/20/2017	675	676	Bancolombia SA
Mercedes-Benz Auto Lease Trust 2011-B			5.95%, 06/03/2021	100		113
0.90%, 01/15/2014(d)	71	70
			Bank of America Corp
Mercedes-Benz Auto Lease Trust 2012-A			1.35%, 03/22/2018(e)	760		759
0.66%, 04/15/2014(e)	344	344
			2.00%, 01/11/2018	1,750		1,742

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 28, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Banks (continued)			Banks (continued)
Bank of America Corp (continued)			UBS AG/Stamford CT
3.30%, 01/11/2023	$820	$809	7.63%, 08/17/2022	$1,025		$1,145
5.88%, 02/07/2042	340	404	Wells Fargo & Co
6.00%, 09/01/2017	310	360	1.50%, 01/16/2018	145		145
Bank of New York Mellon Corp/The			7.98%, 03/29/2049(e)	1,080		1,246
0.72%, 03/06/2018(e)	115	115	Wells Fargo Bank NA
BBVA Banco Continental SA			0.50%, 05/16/2016(e)	625		615
5.00%, 08/26/2022(d)	150	158	Yapi ve Kredi Bankasi AS
BBVA Bancomer SA/Texas			4.00%, 01/22/2020(d)	300		295
6.75%, 09/30/2022(d)	505	577				$31,126
BBVA US Senior SAU
4.66%, 10/09/2015	670	687	Beverages - 1.09%
BNP Paribas SA			Ajecorp BV
			6.50%, 05/14/2022(d)	150		162
3.25%, 03/03/2023	1,020	991
BPCE SA			6.50%, 05/14/2022	250		270
2.38%, 10/04/2013(b),(d)	950	959	Anadolu Efes Biracilik Ve Malt Sanayii AS
			3.38%, 11/01/2022(d)	455		434
Capital One Financial Corp
1.00%, 11/06/2015	280	279	Anheuser-Busch InBev Worldwide Inc
CIT Group Inc			1.38%, 07/15/2017	190		192
5.00%, 08/15/2022	95	101	2.50%, 07/15/2022	505		496
6.63%, 04/01/2018(d)	115	131	4.13%, 01/15/2015	5		5
Citigroup Inc			5.38%, 01/15/2020	35		42
1.30%, 04/01/2016	130	130	Corp Lindley SA
			6.75%, 11/23/2021(d)	100		115
4.05%, 07/30/2022	455	470
5.13%, 05/05/2014	2	2	6.75%, 11/23/2021	250		288
5.88%, 01/30/2042	395	472	Pernod-Ricard SA
			2.95%, 01/15/2017(d)	225		236
City National Corp/CA			4.25%, 07/15/2022(d)	290		314
5.25%, 09/15/2020	515	579	4.45%, 01/15/2022(d)	620		681
Cooperatieve Centrale Raiffeisen-			SABMiller Holdings Inc
Boerenleenbank BA/Netherlands			2.45%, 01/15/2017 (d)	420		437
1.70%, 03/19/2018	955	951
11.00%, 12/29/2049(d),(e)	281	376				$3,672
Goldman Sachs Group Inc/The			Biotechnology - 0.45%
1.60%, 11/23/2015	255	257	Celgene Corp
2.38%, 01/22/2018	615	623	1.90%, 08/15/2017	185		188
3.63%, 02/07/2016	295	313	3.25%, 08/15/2022	200		202
3.63%, 01/22/2023	260	262	Genzyme Corp
5.75%, 01/24/2022	295	343	5.00%, 06/15/2020	230		272
6.45%, 05/01/2036	170	183	Gilead Sciences Inc
6.75%, 10/01/2037	415	465	3.05%, 12/01/2016	135		145
HBOS Capital Funding No2 LP			4.40%, 12/01/2021	620		698
6.07%, 06/29/2049(d),(e)	40	36				$1,505
ING Bank NV
3.75%, 03/07/2017(d)	705	751	Building Materials - 0.31%
Intesa Sanpaolo SpA			Ainsworth Lumber Co Ltd
3.13%, 01/15/2016	1,200	1,173	7.50%, 12/15/2017(d)	20		22
JP Morgan Chase & Co			Cementos Pacasmayo SAA
1.20%, 01/25/2018(e)	1,475	1,485	4.50%, 02/08/2023(d)	300		288
1.88%, 03/20/2015	595	606	Cemex Espana Luxembourg
5.40%, 01/06/2042	265	304	9.25%, 05/12/2020(e)	100		110
LBG Capital No.1 PLC			Cemex SAB de CV
8.00%, 12/29/2049(d),(e)	240	256	5.88%, 03/25/2019(d)	250		253
Morgan Stanley			Cimento Tupi SA
1.75%, 02/25/2016	230	232	9.75%, 05/11/2018(d)	54		56
4.88%, 11/01/2022	2,470	2,619	CRH America Inc
6.38%, 07/24/2042	210	252	8.13%, 07/15/2018	185		230
6.63%, 04/01/2018	650	777	Owens Corning
PNC Financial Services Group Inc			4.20%, 12/15/2022	90		92
6.75%, 07/29/2049(e)	800	915				$1,051
Regions Financial Corp			Chemicals - 0.89%
5.75%, 06/15/2015	890	966	Axiall Corp
Royal Bank of Scotland Group PLC			4.88%, 05/15/2023(d)	20		20
6.13%, 12/15/2022	325	336	CF Industries Inc
Russian Agricultural Bank OJSC Via RSHB			7.13%, 05/01/2020	195		242
Capital SA			Cornerstone Chemical Co
5.30%, 12/27/2017(d)	200	212
Santander US Debt SAU			9.38%, 03/15/2018	30		31
2.99%, 10/07/2013 (d)	600	604	Dow Chemical Co/The
Turkiye Garanti Bankasi AS			3.00%, 11/15/2022	600		590
4.00%, 09/13/2017 (d)	200	206	4.38%, 11/15/2042	20		19

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 28, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Chemicals (continued)			Cosmetics & Personal Care - 0.01%
Dow Chemical Co/The (continued)			Estee Lauder Cos Inc/The
7.38%, 11/01/2029	$155	$206	3.70%, 08/15/2042	$35		$32
Eagle Spinco Inc
4.63%, 02/15/2021(d)	100	102
Ecolab Inc			Credit Card Asset Backed Securities - 0.93%
			Chase Issuance Trust
3.00%, 12/08/2016	115	122	0.30%, 05/16/2016(e)	1,500		1,501
Ineos Finance PLC
7.50%, 05/01/2020(d)	70	76	Citibank Omni Master Trust
			2.95%, 08/15/2018(d),(e)	600		621
LyondellBasell Industries NV			Discover Card Master Trust
5.75%, 04/15/2024	240	281	0.40%, 01/16/2018 (e)	1,000		1,001
6.00%, 11/15/2021	200	237
Mexichem SAB de CV						$3,123
4.88%, 09/19/2022(d)	200	212	Distribution & Wholesale - 0.05%
4.88%, 09/19/2022	250	265	HD Supply Inc
NOVA Chemicals Corp			7.50%, 07/15/2020(d)	30		31
8.63%, 11/01/2019	102	115	10.50%, 01/15/2021	145		151
Taminco Acquisition Corp						$182
9.13%, PIK 9.88%, 12/15/2017(d),(g)	145	146
Taminco Global Chemical Corp			Diversified Financial Services - 2.62%
9.75%, 03/31/2020(d)	310	345	Aircastle Ltd
		$3,009	7.63%, 04/15/2020	45		52
			9.75%, 08/01/2018	160		183
Coal- 0.01%			American Honda Finance Corp
SunCoke Energy Partners LP / SunCoke			1.00%, 08/11/2015(d)	270		271
Energy Partners Finance Corp			1.60%, 02/16/2018(d)	295		298
7.38%, 02/01/2020(d)	35	37	Caterpillar Financial Services Corp
			1.30%, 03/01/2018	485		484
Commercial Services - 0.36%			Credit Acceptance Corp
ADT Corp/The			9.13%, 02/01/2017	230		250
2.25%, 07/15/2017(d)	500	502	DTEK Finance PLC
			7.88%, 04/04/2018(c),(d),(f)	500		495
BakerCorp International Inc
8.25%, 06/01/2019	75	77	Ford Motor Credit Co LLC
Emergency Medical Services Corp			2.38%, 01/16/2018	330		328
8.13%, 06/01/2019	84	92	2.75%, 05/15/2015	200		204
ERAC USA Finance LLC			3.00%, 06/12/2017	460		472
2.75%, 03/15/2017(d)	155	162	5.88%, 08/02/2021	485		555
3.30%, 10/15/2022(d)	50	50	General Electric Capital Corp
Igloo Holdings Corp			1.00%, 12/11/2015	160		161
8.25%, PIK 9.00%, 12/15/2017(d),(g)	60	61	3.10%, 01/09/2023	600		594
			6.25%, 12/15/2049(e)	1,800		1,976
United Rentals North America Inc
7.63%, 04/15/2022	25	28	Icahn Enterprises LP / Icahn Enterprises
8.25%, 02/01/2021	200	227	Finance Corp
		$1,199	8.00%, 01/15/2018	220		235
			International Lease Finance Corp
Computers - 0.51%			6.25%, 05/15/2019	125		137
Affiliated Computer Services Inc			8.62%, 09/15/2015(e)	135		154
5.20%, 06/01/2015	470	504	John Deere Capital Corp
Hewlett-Packard Co			0.88%, 04/17/2015	105		106
3.00%, 09/15/2016	75	78	Springleaf Finance Corp
3.30%, 12/09/2016	160	167	6.90%, 12/15/2017	100		100
NCR Corp			SquareTwo Financial Corp
4.63%, 02/15/2021(d)	115	114	11.63%, 04/01/2017	115		117
Seagate HDD Cayman			Toyota Motor Credit Corp
6.88%, 05/01/2020	600	645	0.88%, 07/17/2015	215		216
Spansion LLC			Vesey Street Investment Trust I
7.88%, 11/15/2017	210	220	4.40%, 09/01/2016(e)	1,300		1,413
		$1,728				$8,801
Consumer Products - 0.22%			Electric - 2.08%
Reynolds Group Issuer Inc / Reynolds Group			Alabama Power Co
Issuer LLC / Reynolds Group Issuer			3.85%, 12/01/2042	125		120
(Luxembourg) S.A.			APT Pipelines Ltd
5.75%, 10/15/2020	55	56	3.88%, 10/11/2022(d)	185		184
7.13%, 04/15/2019	335	360	Baltimore Gas & Electric Co
7.88%, 08/15/2019	200	220	2.80%, 08/15/2022	220		222
Sun Products Corp/The			Carolina Power & Light Co
7.75%, 03/15/2021(d)	90	91	2.80%, 05/15/2022	1,010		1,035
		$727	CMS Energy Corp
			4.70%, 03/31/2043	135		135
			5.05%, 03/15/2022	285		328

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 28, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Electric (continued)			Entertainment (continued)
Commonwealth Edison Co			WMG Acquisition Corp (continued)
3.80%, 10/01/2042	$115	$110	11.50%, 10/01/2018	$90		$106
DTE Energy Co			WMG Holdings Corp
6.38%, 04/15/2033	435	547	13.75%, 10/01/2019	60		71
Duke Energy Carolinas LLC						$926
4.00%, 09/30/2042	320	314
Edison International			Environmental Control - 0.26%
3.75%, 09/15/2017	160	174	ADS Waste Holdings Inc
			8.25%, 10/01/2020(d)	105		113
Elwood Energy LLC
8.16%, 07/05/2026	153	159	Republic Services Inc
Energy Future Intermediate Holding Co LLC /			3.80%, 05/15/2018	400		440
EFIH Finance Inc			Waste Management Inc
11.75%, 03/01/2022(d)	60	69	7.75%, 05/15/2032	235		325
10.00%, 12/01/2020(d)	233	262				$878
FirstEnergy Corp			Food- 0.80%
7.38%, 11/15/2031	120	141	Alicorp SA
Florida Power & Light Co			3.88%, 03/20/2023(d)	450		449
4.05%, 06/01/2042	370	374	ConAgra Foods Inc
4.13%, 02/01/2042	120	122	1.30%, 01/25/2016	50		50
Indiantown Cogeneration LP			4.65%, 01/25/2043	85		85
9.77%, 12/15/2020	133	147	Hawk Acquisition Sub Inc
Mirant Mid Atlantic Pass Through Trust C			4.25%, 10/15/2020(d),(f)	60		60
10.06%, 12/30/2028	399	444	Kraft Foods Group Inc
Northern States Power Co/MN			5.00%, 06/04/2042	185		198
3.40%, 08/15/2042	40	36	6.50%, 02/09/2040	210		269
NRG Energy Inc			Minerva Luxembourg SA
8.25%, 09/01/2020	165	186	7.75%, 01/31/2023(d)	200		215
Oncor Electric Delivery Co LLC			Mondelez International Inc
5.25%, 09/30/2040	160	178	6.13%, 02/01/2018	280		336
Pacific Gas & Electric Co			6.50%, 11/01/2031	365		455
4.45%, 04/15/2042	105	110	6.50%, 02/09/2040	380		493
PacifiCorp			Pinnacle Foods Finance LLC / Pinnacle Foods
3.85%, 06/15/2021	150	167	Finance Corp
4.10%, 02/01/2042	120	122	9.25%, 04/01/2015	75		75
PPL Electric Utilities Corp						$2,685
3.00%, 09/15/2021	80	84
PPL WEM Holdings PLC			Forest Products & Paper - 0.08%
3.90%, 05/01/2016(d)	390	412	Boise Cascade LLC/Boise Cascade Finance
Public Service Co of Colorado			Corp
4.75%, 08/15/2041	250	282	6.38%, 11/01/2020(d)	40		42
Public Service Electric & Gas Co			Sappi Papier Holding GmbH
3.65%, 09/01/2042	55	53	7.50%, 06/15/2032(d)	155		136
San Diego Gas & Electric Co			Verso Paper Holdings LLC / Verso Paper Inc
4.30%, 04/01/2042	125	136	11.75%, 01/15/2019	95		103
Southern California Edison Co						$281
4.05%, 03/15/2042	260	264	Gas- 0.18%
Virginia Electric and Power Co			Sempra Energy
4.00%, 01/15/2043	65	66	2.88%, 10/01/2022	615		613
		$6,983
Electronics - 0.06%			Healthcare - Products - 0.16%
Viasystems Inc			Angiotech Pharmaceuticals Inc
7.88%, 05/01/2019(d)	185	193	5.00%, 12/01/2013(e)	17		17
			9.00%, 12/01/2016	228		229
Engineering & Construction - 0.02%			Kinetic Concepts Inc / KCI USA Inc
Weekley Homes LLC / Weekley Finance			10.50%, 11/01/2018	65		70
Corp			Universal Hospital Services Inc
6.00%, 02/01/2023(d)	60	62	7.63%, 08/15/2020	210		226
						$542
Entertainment - 0.28%			Healthcare - Services - 0.62%
Choctaw Resort Development Enterprise			Aetna Inc
7.25%, 11/15/2019(d)	322	303	4.13%, 11/15/2042	185		177
Lions Gate Entertainment Inc			CDRT Holding Corp
10.25%, 11/01/2016(d)	160	174	9.25%, PIK 10.00%, 10/01/2017(d),(g)	60		62
Regal Entertainment Group			Centene Corp
5.75%, 02/01/2025	30	29	5.75%, 06/01/2017	135		145
9.13%, 08/15/2018	170	191	Cigna Corp
WMG Acquisition Corp			5.38%, 02/15/2042	100		113
6.00%, 01/15/2021(b),(d)	50	52

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 28, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Healthcare - Services (continued)			Insurance (continued)
Fresenius Medical Care US Finance II Inc			Genworth Financial Inc
5.88%, 01/31/2022(d)	$85	$95	7.63%, 09/24/2021	$51		$61
Fresenius Medical Care US Finance Inc			ING US Inc
6.50%, 09/15/2018(d)	55	63	2.90%, 02/15/2018(d)	550		558
HCA Inc			5.50%, 07/15/2022(d)	545		603
4.75%, 05/01/2023	115	114	Liberty Mutual Group Inc
7.25%, 09/15/2020	170	188	5.00%, 06/01/2021(d)	320		351
8.50%, 04/15/2019	290	320	7.00%, 03/15/2037(d),(e)	215		221
MultiPlan Inc			Markel Corp
9.88%, 09/01/2018(d)	190	211	3.63%, 03/30/2023	135		136
Radnet Management Inc			MetLife Capital Trust IV
10.38%, 04/01/2018	130	136	7.88%, 12/15/2067(d)	260		326
WellPoint Inc			Pacific LifeCorp
1.88%, 01/15/2018	265	268	5.13%, 01/30/2043(d)	185		179
4.65%, 01/15/2043	190	190	Prudential Financial Inc
		$2,082	5.63%, 06/15/2043(e)	340		352
			XL Group PLC
Holding Companies - Diversified - 0.15%			6.50%, 12/31/2049(e)	70		68
Alphabet Holding Co Inc						$5,239
7.75%, 11/01/2017(d)	50	52
Tenedora Nemak SA de CV			Internet - 0.13%
5.50%, 02/28/2023(d)	450	456	Equinix Inc
		$508	4.88%, 04/01/2020	35		35
			5.38%, 04/01/2023	115		117
Home Builders - 0.14%			Zayo Group LLC / Zayo Capital Inc
Ashton Woods USA LLC / Ashton Woods			8.13%, 01/01/2020	65		73
Finance Co			10.13%, 07/01/2020	175		206
6.88%, 02/15/2021(d)	40	41
Beazer Homes USA Inc						$431
7.25%, 02/01/2023(d)	60	61	Investment Companies - 0.10%
Lennar Corp			Grupo Aval Ltd
4.13%, 12/01/2018(d)	115	115	4.75%, 09/26/2022(d)	350		351
4.75%, 11/15/2022(d)	180	176
MDC Holdings Inc
6.00%, 01/15/2043	85	84	Iron & Steel - 0.31%
			AK Steel Corp
		$477	8.38%, 04/01/2022	135		119
Home Equity Asset Backed Securities - 0.13%			ArcelorMittal
Countrywide Asset-Backed Certificates			7.50%, 10/15/2039	200		206
5.51%, 08/25/2036	45	45	Cliffs Natural Resources Inc
New Century Home Equity Loan Trust Series			4.88%, 04/01/2021	320		315
2005-1			Samarco Mineracao SA
0.49%, 03/25/2035(b),(e)	25	24	4.13%, 11/01/2022(d)	350		341
Saxon Asset Securities Trust 2004-1			Vale Overseas Ltd
1.90%, 03/25/2035(e)	127	70	4.38%, 01/11/2022	75		77
Specialty Underwriting & Residential Finance						$1,058
Trust Series 2004-BC1
0.97%, 02/25/2035(e)	123	118	Lodging - 0.35%
Wells Fargo Home Equity Trust			Boyd Acquisition Sub LLC/Boyd Acquisition
0.49%, 08/25/2035 (e)	176	175	Finance Corp
			8.38%, 02/15/2018(d)	130		138
		$432	Caesars Entertainment Operating Co Inc
Home Furnishings - 0.07%			11.25%, 06/01/2017	265		282
Arcelik AS			MGM Resorts International
5.00%, 04/03/2023(c),(d),(f)	250	250	6.63%, 12/15/2021	55		58
			8.63%, 02/01/2019	135		157
			10.00%, 11/01/2016	100		119
Housewares - 0.01%			RHP Hotel Properties LP / RHP Finance
RSI Home Products Inc			Corp
6.88%, 03/01/2018(d)	25	25	5.00%, 04/15/2021(c),(d),(f)	5		5
			Wyndham Worldwide Corp
Insurance - 1.56%			2.50%, 03/01/2018	425		427
American International Group Inc						$1,186
4.88%, 09/15/2016	895	996
4.88%, 06/01/2022	930	1,052	Machinery - Construction & Mining - 0.06%
Berkshire Hathaway Inc			Caterpillar Inc
4.50%, 02/11/2043	230	232	1.50%, 06/26/2017	210		213
CNO Financial Group Inc
6.38%, 10/01/2020(d)	40	43	Media- 3.23%
Fidelity & Guaranty Life Holdings Inc			Cablevision Systems Corp
6.38%, 04/01/2021(d)	60	61	8.00%, 04/15/2020	170		191

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 28, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Media (continued)			Mining (continued)
CBS Corp			Freeport-McMoRan Copper & Gold Inc
4.85%, 07/01/2042	$215	$209	(continued)
5.75%, 04/15/2020	380	447	3.88%, 03/15/2023(d)	$60		$60
7.88%, 07/30/2030	25	33	5.45%, 03/15/2043(d)	375		371
CC Holdings GS V LLC			Goldcorp Inc
3.85%, 04/15/2023(d)	370	373	2.13%, 03/15/2018	230		231
Clear Channel Worldwide Holdings Inc			Inmet Mining Corp
6.50%, 11/15/2022(d)	20	21	7.50%, 06/01/2021(d)	75		81
6.50%, 11/15/2022(d)	50	53	Midwest Vanadium Pty Ltd
7.63%, 03/15/2020	80	83	11.50%, 02/15/2018(d)	110		69
Comcast Corp			Rio Tinto Finance USA PLC
4.25%, 01/15/2033	585	589	2.00%, 03/22/2017	300		307
4.65%, 07/15/2042	10	10	4.75%, 03/22/2042	120		125
5.65%, 06/15/2035	200	232	Southern Copper Corp
6.40%, 05/15/2038	105	132	3.50%, 11/08/2022	200		199
COX Communications Inc			St Barbara Ltd
4.70%, 12/15/2042(d)	95	93	8.88%, 04/15/2018(d)	200		204
CSC Holdings LLC			Taseko Mines Ltd
6.75%, 11/15/2021	45	50	7.75%, 04/15/2019	10		10
Cumulus Media Holdings Inc			Teck Resources Ltd
7.75%, 05/01/2019	215	221	5.20%, 03/01/2042	90		83
DIRECTV Holdings LLC / DIRECTV			Volcan Cia Minera SAA
Financing Co Inc			5.38%, 02/02/2022(d)	38		40
2.40%, 03/15/2017	330	338	5.38%, 02/02/2022	125		133
3.80%, 03/15/2022	420	429	Xstrata Finance Canada Ltd
Discovery Communications LLC			1.80%, 10/23/2015(d)	270		273
4.88%, 04/01/2043	230	235	2.45%, 10/25/2017(d)	185		188
DISH DBS Corp			4.00%, 10/25/2022(d)	205		206
5.00%, 03/15/2023(b),(d)	40	39				$4,176
5.88%, 07/15/2022	160	168
6.75%, 06/01/2021	225	250	Miscellaneous Manufacturing - 0.62%
7.88%, 09/01/2019	274	325	Eaton Corp
			0.95%, 11/02/2015(d)	90		90
NBCUniversal Enterprise Inc			2.75%, 11/02/2022(d)	595		592
0.97%, 04/15/2018(d),(e)	745	743
1.66%, 04/15/2018(d)	1,140	1,142	GE Capital Trust I
1.97%, 04/15/2019(d)	615	617	6.38%, 11/15/2067	150		159
NBCUniversal Media LLC			General Electric Co
2.88%, 01/15/2023	595	590	4.13%, 10/09/2042	15		15
4.45%, 01/15/2043	455	449	Textron Inc
5.15%, 04/30/2020	555	658	6.20%, 03/15/2015	365		398
6.40%, 04/30/2040	180	228	Tyco Electronics Group SA
News America Inc			1.60%, 02/03/2015	205		207
3.00%, 09/15/2022	375	371	3.50%, 02/03/2022	580		591
Time Warner Cable Inc			7.13%, 10/01/2037	20		25
5.88%, 11/15/2040	205	219				$2,077
Time Warner Inc			Mortgage Backed Securities - 8.04%
6.25%, 03/29/2041	75	89	Banc of America Commercial Mortgage Trust
7.63%, 04/15/2031	135	183	2006-3
Univision Communications Inc			5.89%, 07/10/2044	210		236
6.88%, 05/15/2019(d)	45	48	Banc of America Commercial Mortgage Trust
7.88%, 11/01/2020(d)	100	110	2007-3
8.50%, 05/15/2021(d)	180	194	0.48%, 06/10/2049(d),(e)	300		280
Viacom Inc			BB-UBS Trust
4.38%, 03/15/2043(d)	517	478	2.89%, 06/05/2030(d),(e)	350		350
WideOpenWest Finance LLC /			BCRR Trust 2009-1
WideOpenWest Capital Corp			5.86%, 07/17/2040(d)	220		252
13.38%, 10/15/2019(d)	205	232	CD 2005-CD1 Commercial Mortgage Trust
		$10,872	5.22%, 07/15/2044(e)	378		413
Mining - 1.24%			CD 2006-CD3 Mortgage Trust
Anglo American Capital PLC			5.62%, 10/15/2048	505		569
2.63%, 09/27/2017(d)	320	325	CHL Mortgage Pass-Through Trust 2005-6
BHP Billiton Finance USA Ltd			5.00%, 04/25/2035	96		96
1.13%, 11/21/2014	180	182	Citigroup Commercial Mortgage Trust 2006-
FMG Resources August 2006 Pty Ltd			C5
6.88%, 02/01/2018(d)	55	58	0.54%, 10/15/2049(e)	8,550		31
8.25%, 11/01/2019(d)	130	140	COMM 2006-C7 Mortgage Trust
			5.75%, 06/10/2046(e)	160		180
Freeport-McMoRan Copper & Gold Inc
3.10%, 03/15/2020(d)	740	742	COMM 2007-C9 Mortgage Trust
			5.80%, 12/10/2049(e)	1,000		951
3.55%, 03/01/2022	150	149

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 28, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value(000	's)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Commercial Mortgage Pass-Through			Freddie Mac REMICS (continued)
Certificates			6.50%, 09/15/2026(e)	$801	$146
3.10%, 03/10/2046(e)	$240	$246	6.50%, 02/15/2036(e)	397	49
4.32%, 03/10/2046(d),(e)	140	125	6.50%, 03/15/2036(e)	1,883	312
Commercial Mortgage Pass-Through			6.55%, 02/15/2035(e)	1,926	167
Certificates Series 2006-C4			6.85%, 07/15/2031(e)	1,062	66
0.56%, 09/15/2039(d),(e)	10,256	29	GE Capital Commercial Mortgage Corp Series
5.47%, 09/15/2039	1,237	1,386	2007-C1 Trust
Commercial Mortgage Pass-Through			0.16%, 12/10/2049(e)	16,997	34
Certificates Series 2006-C5			Ginnie Mae
0.23%, 12/15/2039(e)	3,472	62	4.00%, 10/16/2024(e)	467	51
Commercial Mortgage Pass-Through			5.00%, 10/16/2022(e)	918	64
Certificates Series 2007-C3			5.20%, 05/20/2041(e)	1,049	206
5.68%, 06/15/2039(e)	465	534	5.90%, 05/16/2042(e)	1,306	299
Commercial Mortgage Pass-Through			6.32%, 01/16/2038(e)	118	19
Certificates Series 2007-C4			6.50%, 03/20/2041(e)	151	33
5.76%, 09/15/2039(e)	306	312	7.45%, 12/16/2025(e)	459	97
Credit Suisse First Boston Mortgage Securities			HomeBanc Mortgage Trust 2005-5
Corp			0.54%, 01/25/2036(e)	898	665
0.78%, 11/15/2037(d),(e)	9,718	97	IndyMac INDX Mortgage Loan Trust 2005-
0.97%, 01/15/2037(d),(e)	12,251	77	AR8
4.77%, 07/15/2037	335	346	0.43%, 04/25/2035(e)	119	92
CSMC Series 2009-RR1			JP Morgan Chase Commercial Mortgage
5.38%, 02/15/2040(d)	385	427	Securities Corp
CSMC Series 2009-RR3			1.96%, 12/15/2047(e)	3,993	483
5.34%, 12/15/2043(d),(e)	340	381	3.35%, 12/15/2047(d),(e)	325	329
Fannie Mae REMIC Trust 2005-W2			JP Morgan Chase Commercial Mortgage
0.40%, 05/25/2035(e)	231	230	Securities Corp Series 2005-LDP3
Fannie Mae REMICS			5.00%, 08/15/2042(e)	495	532
0.45%, 03/25/2035(e)	39	39	JP Morgan Chase Commercial Mortgage
0.50%, 02/25/2032(e)	7	7	Securities Trust 2006-CIBC17
2.25%, 07/25/2040	1,722	1,746	5.43%, 12/12/2043	370	414
3.50%, 09/25/2027(e)	1,101	157	JP Morgan Chase Commercial Mortgage
3.50%, 11/25/2027(e)	582	83	Securities Trust 2007-CIBC20
3.85%, 02/25/2037(e)	708	35	5.79%, 02/12/2051(e)	50	58
5.90%, 04/25/2037(e)	573	97	JP Morgan Chase Commercial Mortgage
6.05%, 03/25/2024(e)	1,179	120	Securities Trust 2009-IWST
6.30%, 03/25/2022(e)	244	33	5.63%, 12/05/2027(d)	350	420
6.32%, 01/25/2041(e)	2,994	655	JP Morgan Chase Commercial Mortgage
6.45%, 07/25/2039(e)	2,060	392	Securities Trust 2011-C5
6.50%, 02/25/2047	96	106	3.15%, 08/15/2046	350	374
6.55%, 11/25/2036(e)	766	121	JP Morgan Chase Commercial Mortgage
6.90%, 09/25/2031(e)	173	6	Series 2004-LN2
6.98%, 04/25/2039(e)	156	169	5.12%, 07/15/2041	225	236
8.83%, 03/25/2039(e)	120	141	LB-UBS Commercial Mortgage Trust 2005-
FHLMC Multifamily Structured Pass Through			C3
Certificates			4.74%, 07/15/2030	525	560
1.88%, 05/25/2019	810	828	LB-UBS Commercial Mortgage Trust 2005-
2.22%, 12/25/2018(e)	100	104	C7
Freddie Mac REMICS			5.32%, 11/15/2040	350	375
0.65%, 06/15/2023(e)	51	52	LB-UBS Commercial Mortgage Trust 2007-
0.80%, 08/15/2018(e)	277	280	C1
2.75%, 03/15/2041	449	459	0.36%, 02/15/2040(e)	20,116	323
3.00%, 10/15/2027(e)	338	44	LB-UBS Commercial Mortgage Trust 2007-
3.50%, 03/15/2027(e)	521	69	C2
3.50%, 10/15/2027(e)	671	99	5.43%, 02/15/2040	340	383
4.50%, 10/15/2035(e)	1,443	136	LB-UBS Commercial Mortgage Trust 2007-
5.80%, 03/15/2037(e)	491	79	C6
5.80%, 11/15/2040(e)	345	69	6.24%, 07/15/2040(e)	350	289
5.85%, 04/15/2039(e)	868	182	Merrill Lynch Mortgage Trust 2005-CIP1
5.85%, 04/15/2039(e)	361	81	5.05%, 07/12/2038	150	163
5.87%, 04/15/2037(e)	1,043	160	ML-CFC Commercial Mortgage Trust 2007-5
6.30%, 07/15/2041(e)	413	90	0.52%, 08/12/2048(e)	7,442	128
6.40%, 02/15/2035(e)	2,282	175	Morgan Stanley Bank of America Merrill
6.40%, 12/15/2040(e)	737	163	Lynch Trust 2012-CKSI
6.45%, 03/15/2042(e)	856	185	1.16%, 10/15/2022(d),(e)	3,853	335
			3.28%, 10/15/2022(d)	505	506
			Morgan Stanley Capital I Trust 2007-HQ12
			5.57%, 04/12/2049(e)	225	251
			5.57%, 04/12/2049(e)	1,518	1,583

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 28, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value(000	's)
Mortgage Backed Securities (continued)			Oil & Gas (continued)
Morgan Stanley Capital I Trust 2007-IQ13			Ecopetrol SA
5.36%, 03/15/2044(e)	$105	$120	7.63%, 07/23/2019	$70	$88
Morgan Stanley Reremic Trust			EP Energy LLC / EP Energy Finance Inc
4.97%, 04/16/2040(d)	525	539	9.38%, 05/01/2020	135	156
Nomura Asset Acceptance Corp Alternative			EP Energy LLC / Everest Acquisition Finance
Loan Trust Series 2005-AR1			Inc
0.55%, 02/25/2035(e)	4	4	6.88%, 05/01/2019	65	71
RBSCF Trust 2009-RR1			7.75%, 09/01/2022	30	33
5.76%, 09/17/2039(d),(e)	150	157	EPE Holdings LLC / EP Energy Bond Co Inc
Residential Asset Securitization Trust 2004-			8.13%, PIK 8.88%, 12/15/2017(d),(g)	35	37
A10			Gazprom Neft OAO Via GPN Capital SA
5.50%, 02/25/2035	150	153	4.38%, 09/19/2022(d)	250	247
UBS Commercial Mortgage Trust 2012-C1			Gazprom OAO Via Gaz Capital SA
3.40%, 05/10/2045(e)	150	159	8.63%, 04/28/2034	155	210
UBS-Barclays Commercial Mortgage Trust			GeoPark Latin America Ltd Agencia en Chile
1.90%, 12/10/2045(d),(e)	1,497	192	7.50%, 02/11/2020(d)	400	416
UBS-Barclays Commercial Mortgage Trust			Halcon Resources Corp
2012-C3			8.88%, 05/15/2021(d)	120	129
3.09%, 08/10/2049(e)	255	261	Hess Corp
UBS-Barclays Commercial Mortgage Trust			5.60%, 02/15/2041	240	258
2013-C5			KazMunaiGaz Finance Sub BV
3.18%, 03/10/2046(e)	335	343	7.00%, 05/05/2020	130	155
4.10%, 03/10/2046(d),(e)	175	155	Kodiak Oil & Gas Corp
Wachovia Bank Commercial Mortgage Trust			5.50%, 01/15/2021(d)	95	100
Series 2007-C30			8.13%, 12/01/2019	90	102
0.00%, 12/15/2043(a)	250	37	Linn Energy LLC / Linn Energy Finance
Washington Mutual Mortgage Pass-Through			Corp
Certificates WMALT Series 2006-AR1			7.75%, 02/01/2021	70	75
0.45%, 02/25/2036(e)	167	114	National JSC Naftogaz of Ukraine
		$27,048	9.50%, 09/30/2014	100	103
			Nexen Inc
Office & Business Equipment - 0.00%			6.40%, 05/15/2037	75	97
Xerox Corp			Oasis Petroleum Inc
6.75%, 02/01/2017	10	12	6.50%, 11/01/2021	25	27
			6.88%, 01/15/2023	75	82
Oil & Gas - 4.09%			Offshore Group Investment Ltd
Afren PLC			7.13%, 04/01/2023(d)	60	61
10.25%, 04/08/2019	200	238	7.50%, 11/01/2019(d)	110	117
Anadarko Petroleum Corp			Pacific Rubiales Energy Corp
5.95%, 09/15/2016	470	541	5.13%, 03/28/2023(d)	250	252
6.20%, 03/15/2040	210	255	7.25%, 12/12/2021(d)	175	199
6.45%, 09/15/2036	130	160	PDC Energy Inc
Antero Resources Finance Corp			7.75%, 10/15/2022(d)	135	143
6.00%, 12/01/2020(d)	115	120	Petrobras International Finance Co - Pifco
7.25%, 08/01/2019	130	141	5.38%, 01/27/2021	265	286
BP Capital Markets PLC			Petro-Canada
3.13%, 10/01/2015	260	275	5.95%, 05/15/2035	320	380
3.63%, 05/08/2014	330	341	Petroleos de Venezuela SA
Carrizo Oil & Gas Inc			5.25%, 04/12/2017	135	117
7.50%, 09/15/2020	125	133	5.38%, 04/12/2027	143	99
8.63%, 10/15/2018	120	131	Petroleos Mexicanos
Chaparral Energy Inc			4.88%, 01/24/2022	420	465
7.63%, 11/15/2022(d)	40	43	5.50%, 01/21/2021	105	120
9.88%, 10/01/2020	150	173	6.50%, 06/02/2041	145	171
Chesapeake Energy Corp			Phillips 66
5.75%, 03/15/2023(f)	95	96	1.95%, 03/05/2015	125	128
6.13%, 02/15/2021	200	213	Plains Exploration & Production Co
Chevron Corp			6.50%, 11/15/2020	105	116
1.10%, 12/05/2017	365	365	6.88%, 02/15/2023	130	147
2.36%, 12/05/2022	45	45	PTT PCL
Concho Resources Inc			3.38%, 10/25/2022(d)	200	199
7.00%, 01/15/2021	120	132	QGOG Constellation SA
ConocoPhillips			6.25%, 11/09/2019(d)	250	264
5.75%, 02/01/2019	130	159	Rosneft Oil Co via Rosneft International
Continental Resources Inc/OK			Finance Ltd
5.00%, 09/15/2022	420	446	3.15%, 03/06/2017(d)	250	251
Dolphin Energy Ltd			Rowan Cos Inc
5.50%, 12/15/2021	250	289	4.88%, 06/01/2022	240	261
			5.00%, 09/01/2017	340	379
			5.40%, 12/01/2042	220	220

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 28, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Oil & Gas (continued)			Packaging & Containers - 0.30%
SandRidge Energy Inc			Crown Cork & Seal Co Inc
7.50%, 02/15/2023	$35	$36	7.38%, 12/15/2026	$142		$158
Seadrill Ltd			Exopack Holding Corp
5.63%, 09/15/2017(d)	220	222	10.00%, 06/01/2018	160		159
Shell International Finance BV			Rock Tenn Co
2.38%, 08/21/2022	220	218	3.50%, 03/01/2020	565		578
Sibur Securities Ltd			4.00%, 03/01/2023	120		121
3.91%, 01/31/2018(d)	400	393				$1,016
Statoil ASA
1.20%, 01/17/2018	245	246	Pharmaceuticals - 1.55%
Talisman Energy Inc			AbbVie Inc
			1.20%, 11/06/2015(d)	330		333
5.50%, 05/15/2042	60	62	1.75%, 11/06/2017(d)	165		167
Thai Oil PCL			4.40%, 11/06/2042(d)	115		116
3.63%, 01/23/2023(d)	300	302
Total Capital International SA			Actavis Inc
1.50%, 02/17/2017	260	264	1.88%, 10/01/2017	550		556
1.55%, 06/28/2017	45	46	3.25%, 10/01/2022	605		613
Transocean Inc			4.63%, 10/01/2042	235		237
2.50%, 10/15/2017	380	385	5.00%, 08/15/2014	315		332
6.38%, 12/15/2021	80	93	CFR International SpA
			5.13%, 12/06/2022(d)	200		206
7.35%, 12/15/2041	65	78
Valero Energy Corp			Express Scripts Holding Co
6.63%, 06/15/2037	295	359	2.75%, 11/21/2014	370		381
		$13,761	3.90%, 02/15/2022	125		134
			4.75%, 11/15/2021	120		136
Oil & Gas Services - 0.74%			6.13%, 11/15/2041	290		364
Cameron International Corp			GlaxoSmithKline Capital Inc
1.60%, 04/30/2015	350	353	5.38%, 04/15/2034	55		64
4.50%, 06/01/2021	55	62	McKesson Corp
6.38%, 07/15/2018	380	456	0.95%, 12/04/2015	220		221
7.00%, 07/15/2038	45	59	3.25%, 03/01/2016	115		123
Hornbeck Offshore Services Inc			Sky Growth Acquisition Corp
5.00%, 03/01/2021(d)	65	65	7.38%, 10/15/2020(d)	50		53
Weatherford International Inc			Takeda Pharmaceutical Co Ltd
6.35%, 06/15/2017	125	143	1.63%, 03/17/2017(d)	290		294
Weatherford International Ltd/Bermuda			Wyeth LLC
4.50%, 04/15/2022	990	1,020	5.95%, 04/01/2037	130		166
5.95%, 04/15/2042	320	330	6.00%, 02/15/2036	90		117
		$2,488	Zoetis Inc
			1.15%, 02/01/2016(d)	75		75
Other Asset Backed Securities - 1.63%			1.88%, 02/01/2018(d)	110		111
Countrywide Asset-Backed Certificates			4.70%, 02/01/2043(d)	420		429
0.45%, 03/25/2036(e)	417	288
0.72%, 06/25/2035(e)	218	213				$5,228
GE Dealer Floorplan Master Note Trust			Pipelines - 1.62%
0.64%, 10/20/2017(e)	400	401	El Paso Pipeline Partners Operating Co LLC
GE Equipment Midticket LLC			4.70%, 11/01/2042	220		209
0.47%, 01/22/2015	1,600	1,600	5.00%, 10/01/2021	605		678
GE Equipment Transportation LLC Series			Energy Transfer Partners LP
2011-1			3.60%, 02/01/2023	350		348
1.33%, 05/20/2019	600	603	5.15%, 02/01/2043	45		44
JP Morgan Mortgage Acquisition Trust 2007-			5.20%, 02/01/2022	250		281
CH1			6.05%, 06/01/2041	345		374
5.45%, 11/25/2036	52	52	6.50%, 02/01/2042	45		51
JP Morgan Mortgage Acquisition Trust 2007-			Enterprise Products Operating LLC
CH3			3.35%, 03/15/2023	670		682
0.28%, 03/25/2037(e)	18	18	4.45%, 02/15/2043	175		168
0.35%, 03/25/2037(e)	720	653	4.85%, 08/15/2042	45		46
Marriott Vacation Club Owner Trust 2007-1			8.38%, 08/01/2066	470		541
5.52%, 05/20/2029(d),(e)	73	75	Inergy Midstream LP / NRGM Finance Corp
MSDWCC Heloc Trust 2005-1			6.00%, 12/15/2020(d)	65		68
0.39%, 07/25/2017(e)	74	71	Kinder Morgan Energy Partners LP
Volvo Financial Equipment LLC			3.50%, 09/01/2023	315		319
0.53%, 11/16/2015(d),(e)	1,000	1,000	5.00%, 03/01/2043	155		157
Washington Mutual Asset-Backed Certificates			5.30%, 09/15/2020	215		252
WMABS Series 2006-HE1 Trust			5.63%, 09/01/2041	135		148
0.38%, 04/25/2036(e)	551	513	MarkWest Energy Partners LP / MarkWest
		$5,487	Energy Finance Corp
			6.25%, 06/15/2022	106		114
			6.50%, 08/15/2021	31		34

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 28, 2013 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Pipelines (continued)			Semiconductors - 0.28%
ONEOK Partners LP			Freescale Semiconductor Inc
3.25%, 02/01/2016	$340	$359	8.05%, 02/01/2020	$20		$21
Transportadora de Gas Internacional SA ESP			Intel Corp
5.70%, 03/20/2022	250	273	4.00%, 12/15/2032	275		271
Western Gas Partners LP			Jazz Technologies Inc
4.00%, 07/01/2022	295	305	8.00%, 06/30/2015	212		190
		$5,451	TSMC Global Ltd
			1.63%, 04/03/2018(c),(d),(f)	475		475
Publicly Traded Investment Fund - 0.08%						$957
Healthcare Trust of America Holdings LP
3.70%, 04/15/2023(d)	280	280	Sovereign - 0.64%
			Brazilian Government International Bond
			4.88%, 01/22/2021	235		273
Real Estate - 0.01%			Croatia Government International Bond
Crescent Resources LLC / Crescent Ventures
Inc			6.75%, 11/05/2019	100		110
10.25%, 08/15/2017(d)	35	38	Magyar Export-Import Bank RT
			5.50%, 02/12/2018	400		394
			Mexico Government International Bond
REITS- 0.74%			3.63%, 03/15/2022	160		170
American Tower Trust I			Russian Foreign Bond - Eurobond
1.55%, 03/15/2018(d)	350	351	7.50%, 03/31/2030(e)	514		636
3.07%, 03/15/2023(d)	280	282	Venezuela Government International Bond
DDR Corp			9.25%, 09/15/2027	496		488
4.63%, 07/15/2022	275	298	12.75%, 08/23/2022	75		87
HCP Inc						$2,158
2.63%, 02/01/2020	290	292
iStar Financial Inc			Student Loan Asset Backed Securities - 2.46%
7.13%, 02/15/2018	90	94	SLM Private Education Loan Trust 2012-A
			1.60%, 08/15/2025(d),(e)	115		116
9.00%, 06/01/2017	80	89	SLM Private Education Loan Trust 2012-B
Simon Property Group LP			1.30%, 12/15/2021 (d),(e)	2,156		2,173
4.75%, 03/15/2042	245	254	SLM Private Education Loan Trust 2012-C
Ventas Realty LP / Ventas Capital Corp			1.30%, 08/15/2023 (d),(e)	236		239
2.70%, 04/01/2020	520	522	SLM Private Education Loan Trust 2012-E
4.75%, 06/01/2021	280	311	0.95%, 10/16/2023 (d),(e)	786		790
		$2,493	SLM Student Loan Trust
Retail - 0.60%			0.80%, 08/15/2022(d),(e)	3,275		3,275
Claire's Stores Inc			SLM Student Loan Trust 2008-5
6.13%, 03/15/2020(d)	60	61	1.40%, 10/25/2016(e)	383		384
9.00%, 03/15/2019(d)	90	102	SLM Student Loan Trust 2008-6
CVS Caremark Corp			0.85%, 10/25/2017(e)	507		507
5.75%, 05/15/2041	280	332	SLM Student Loan Trust 2012-7
CVS Pass-Through Trust			0.36%, 02/27/2017(e)	804		805
5.77%, 01/10/2033(d)	284	331				$8,289
5.93%, 01/10/2034(d)	185	219
7.51%, 01/10/2032(d)	56	73	Telecommunications - 3.21%
Landry's Holdings II Inc			America Movil SAB de CV
10.25%, 01/01/2018(d)	120	126	3.13%, 07/16/2022	200		196
Landry's Inc			AT&T Inc
9.38%, 05/01/2020(d)	10	11	1.40%, 12/01/2017	505		501
Macy's Retail Holdings Inc			1.70%, 06/01/2017	290		293
5.75%, 07/15/2014	180	191	3.00%, 02/15/2022	150		152
			4.35%, 06/15/2045(d)	649		603
5.90%, 12/01/2016	100	116
6.90%, 04/01/2029	25	30	5.35%, 09/01/2040	345		369
New Academy Finance Co LLC / New			Clearwire Communications LLC/Clearwire
Academy Finance Corp			Finance Inc
8.00%, PIK 8.75%, 06/15/2018(d),(g)	125	129	12.00%, 12/01/2015(d)	150		162
Petco Holdings Inc			Digicel Group Ltd
8.50%, PIK 9.25%, 10/15/2017(d),(g)	140	144	8.25%, 09/30/2020(d)	420		445
			10.50%, 04/15/2018(d)	150		167
Suburban Propane Partners LP/Suburban
Energy Finance Corp			Digicel Ltd
7.38%, 03/15/2020	135	146	8.25%, 09/01/2017	400		423
Wal-Mart Stores Inc			Eileme 2 AB
			11.63%, 01/31/2020(d)	200		233
5.00%, 10/25/2040	20	23
		$2,034	Embarq Corp
			8.00%, 06/01/2036	100		105
Savings & Loans - 0.38%			Goodman Networks Inc
Santander Holdings USA Inc/PA			13.12%, 07/01/2018(d),(e)	55		61
3.00%, 09/24/2015	770	789	Intelsat Jackson Holdings SA
4.63%, 04/19/2016	470	503	7.25%, 10/15/2020	55		60
		$1,292

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 28, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Telecommunications (continued)			Transportation (continued)
Intelsat Luxembourg SA			Navios South American Logistics Inc / Navios
7.75%, 06/01/2021(d),(f)	$380	$387	Logistics Finance US Inc
8.13%, 06/01/2023(d),(f)	285	290	9.25%, 04/15/2019(d)	$35	$37
11.50%, 02/04/2017	496	527	PHI Inc
11.25%, 02/04/2017	125	133	8.63%, 10/15/2018	80	87
Level 3 Financing Inc			Swift Services Holdings Inc
8.13%, 07/01/2019	155	171	10.00%, 11/15/2018	230	263
10.00%, 02/01/2018	100	111			$2,351
MetroPCS Wireless Inc			TOTAL BONDS		$214,894
6.25%, 04/01/2021(d)	145	148	SENIOR FLOATING RATE INTERESTS -	Principal
6.63%, 04/01/2023(d)	105	107	3.27%	Amount (000's) Value (000's)
NII Capital Corp
7.63%, 04/01/2021	195	140	Aerospace & Defense - 0.10%
NII International Telecom Sarl			Sequa Corp, Term Loan B
11.38%, 08/15/2019(d)	30	31	5.25%, 05/29/2017(e)	$105	$107
Qtel International Finance Ltd			Silver II Borrower SCA, Term Loan
3.25%, 02/21/2023(d)	250	245	4.00%, 12/13/2019(e)	220	221
3.25%, 02/21/2023	250	245			$328
Qwest Corp			Apparel - 0.02%
6.75%, 12/01/2021	455	524	Calceus Acquisition Inc, Term Loan B
SBA Tower Trust			5.75%, 01/30/2020(e)	65	66
4.25%, 04/15/2040(d),(e)	415	439
Sprint Nextel Corp
6.00%, 11/15/2022	115	118	Automobile Manufacturers - 0.09%
7.00%, 08/15/2020	235	258	Chrysler Group LLC, Term Loan B
9.00%, 11/15/2018(d)	45	56	6.00%, 05/24/2017(e)	298	303
9.13%, 03/01/2017	25	30
Telefonica Emisiones SAU			Automobile Parts & Equipment - 0.09%
3.99%, 02/16/2016	305	318	HHI Holdings LLC, Term Loan
6.42%, 06/20/2016	95	105	5.00%, 10/03/2018(e)	137	139
UPCB Finance VI Ltd			Schaeffler AG, Term Loan C
6.88%, 01/15/2022(d)	150	163	4.25%, 01/20/2017(e)	175	177
Verizon Communications Inc					$316
0.70%, 11/02/2015	205	204
3.50%, 11/01/2021	775	805	Chemicals - 0.28%
6.25%, 04/01/2037	25	30	AI Chem & Cy SCA, Term Loan B1
Verizon Global Funding Corp			0.00%, 09/14/2019(c),(e),(h)	375	373
7.75%, 12/01/2030	35	48	AZ Chem US Inc, Term Loan B
VimpelCom Holdings BV			5.25%, 12/06/2017(e)	150	152
5.20%, 02/13/2019(d)	400	402	Eagle Spinco Inc, Term Loan A
7.50%, 03/01/2022	200	223	0.00%, 01/27/2017(e),(h)	125	126
Virgin Media Finance PLC			Ineos US Finance LLC, Term Loan
5.25%, 02/15/2022	32	33	6.50%, 04/27/2018(e)	188	191
Vodafone Group PLC			Taminco Global Chemical Corp, Term Loan
1.50%, 02/19/2018	470	469	B
Wind Acquisition Finance SA			4.25%, 02/15/2019(e)	94	95
11.75%, 07/15/2017(d)	120	127			$937
Wind Acquisition Holdings Finance SA
12.25%, PIK 12.25%, 07/15/2017(d),(g)	144	150	Coal- 0.01%
			Patriot Coal Corp, DIP Term Loan
		$10,807	9.25%, 12/09/2013(e)	20	20
Textiles - 0.07%
Mohawk Industries Inc			Commercial Services - 0.21%
3.85%, 02/01/2023	230	234	Bright Horizons Family Solutions Inc, Term
			Loan
Transportation - 0.70%			4.00%, 01/24/2020(e)	20	20
Burlington Northern Santa Fe LLC			Emergency Medical Services Corp, Term Loan
4.45%, 03/15/2043	410	415	B
CSX Corp			4.00%, 05/25/2018(e)	35	35
4.10%, 03/15/2044	115	109	Interactive Data Corp, Term Loan B
4.25%, 06/01/2021	240	270	3.75%, 02/11/2018(e)	302	305
5.50%, 04/15/2041	185	212	ISS A/S, Term Loan B
6.25%, 03/15/2018	200	243	0.00%, 04/18/2018(e),(h)	360	361
7.38%, 02/01/2019	170	217			$721
Kansas City Southern de Mexico SA de CV
6.13%, 06/15/2021	263	297	Computers - 0.09%
Navios Maritime Acquisition Corp / Navios			CompuCom Systems Inc, Term Loan
			6.48%, 10/02/2018(e)	55	56
Acquisition Finance US Inc			10.25%, 10/02/2019(e)	120	122
8.63%, 11/01/2017	202	201

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 28, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Computers (continued)			Insurance (continued)
Spansion LLC, Term Loan B			Lone Star InTerm Loanediate Super Holdings
5.25%, 12/11/2018(e)	$115	$116	LLC, Term Loan
		$294	11.00%, 08/07/2019(e)	$105	$112
Consumer Products - 0.09%					$774
Sun Products Corp/The, Term Loan B			Internet - 0.10%
0.00%, 03/21/2020(e),(h)	300	303	Zayo Group LLC, Term Loan B
			0.00%, 07/02/2019(e),(h)	325	328
Diversified Financial Services - 0.03%
Springleaf Financial Funding Co, Term Loan			Lodging - 0.03%
NEW			Caesars Entertainment Operating Co Inc, Term
5.50%, 05/28/2017(e)	95	96	Loan B6
			5.45%, 01/28/2018(e)	100	93
Electric - 0.12%
Dynegy Power LLC, Term Loan			Machinery - Diversified - 0.06%
9.25%, 08/05/2016(e)	137	142	Edwards Cayman Islands II Ltd, Term Loan
NRG Energy Inc, Term Loan			5.50%, 05/31/2016(e)	198	198
3.25%, 05/05/2018(e)	39	40
Texas Competitive Electric Holdings Co LLC,
Term Loan NONEXT			Media- 0.36%
3.73%, 10/10/2014(e)	295	216	Cumulus Media Holdings Inc, Term Loan
			7.50%, 01/14/2019(e)	85	87
		$398	Cumulus Media Holdings Inc, Term Loan B
Entertainment - 0.22%			4.50%, 09/17/2018(e)	50	50
CCM Merger Inc, Term Loan B			Kabel Deutschland Vertrieb und Service
6.00%, 02/01/2017(e)	489	493	GmbH, Term Loan F
Peninsula Gaming LLC, Term Loan B			3.25%, 02/01/2019(e)	65	66
5.75%, 08/03/2017(e)	155	157	NEP Broadcasting LLC, Term Loan
WMG Acquisition Corp, Term Loan B			9.50%, 08/18/2020(e)	3	3
5.25%, 10/25/2018(e)	74	75	NEP Broadcasting LLC, Term Loan B
		$725	4.75%, 01/03/2020(e)	224	227
			Univision Communications Inc, Term Loan
Environmental Control - 0.01%			C1
ADS Waste Holdings Inc, Term Loan B			4.75%, 02/28/2020(e)	87	87
4.25%, 10/05/2019(e)	40	40	Univision Communications Inc, Term Loan
			C2
Food- 0.12%			4.75%, 02/22/2020(e)	360	362
HJ Heinz Co, Term Loan B2			Virgin Media Investment Holdings Ltd, Term
0.00%, 03/27/2020(e),(h)	260	262	Loan B
Pinnacle Foods Finance LLC / Pinnacle Foods			0.00%, 02/15/2020(e),(h)	220	219
Finance Corp, Term Loan F			WideOpenWest Finance LLC, Term Loan
4.74%, 10/17/2018(e)	85	85	6.25%, 04/18/2018(e)	124	126
Pinnacle Foods Finance LLC, Term Loan E					$1,227
4.75%, 09/29/2018(e)	43	44
			Oil & Gas - 0.11%
		$391	Chesapeake Energy Corp, Term Loan B
Forest Products & Paper - 0.04%			5.75%, 12/02/2017(e)	220	227
Exopack LLC, Term Loan B			EP Energy LLC, Term Loan B1
6.50%, 05/06/2017(e)	142	144	5.00%, 04/24/2018(e)	125	126
			Plains Exploration & Production Co, Term
			Loan B
Healthcare - Products - 0.03%			4.00%, 10/15/2019(e)	25	25
BSN Medical GmbH & Co KG, Term Loan					$378
B1
5.00%, 07/15/2019(e)	40	40	Pharmaceuticals - 0.15%
Kinetic Concepts Inc, Term Loan C1			Grifols Inc, Term Loan B
5.50%, 05/04/2018(e)	64	66	4.25%, 06/01/2017(e)	89	89
		$106	NBTY Inc, Term Loan B2
			3.50%, 10/01/2017(e)	38	39
Healthcare - Services - 0.05%			Par Pharmaceutical Cos Inc, Term Loan B
HCA Inc, Term Loan B3			4.25%, 09/28/2019(e)	385	388
3.45%, 05/01/2018(e)	70	70
					$516
MultiPlan Inc, Term Loan B
3.96%, 08/26/2017(e)	107	108	Pipelines - 0.06%
		$178	NGPL PipeCo LLC, Term Loan B
			6.75%, 05/04/2017(e)	199	202
Insurance - 0.23%
Asurion LLC, Term Loan B1
4.50%, 05/24/2019(e)	339	343	REITS- 0.03%
CNO Financial Group Inc, Term Loan B2			iStar Financial Inc, Term Loan
5.00%, 09/20/2016(e)	316	319	5.25%, 06/28/2013(e)	7	7

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 28, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
REITS (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
iStar Financial Inc, Term Loan A2
7.00%, 06/30/2014(e)	$85	$90	7.00%, 12/01/2031	$39	$46
			7.50%, 04/01/2030	9	11
		$97	7.50%, 09/01/2030	7	8
Retail - 0.39%			7.50%, 03/01/2031	32	39
DineEquity Inc, Term Loan B2			8.00%, 09/01/2030	84	95
3.75%, 10/19/2017(e)	63	63			$11,756
Dunkin' Brands Inc, Term Loan B3
3.75%, 02/14/2020(e)	345	349	Federal National Mortgage Association (FNMA) - 18.39%
			2.30%, 07/01/2034(e)	6	6
Michaels Stores Inc, Term Loan B			2.50%, 04/01/2028(i)	3,180	3,299
3.75%, 01/24/2020(e)	260	262
			2.66%, 07/01/2034(e)	48	51
Neiman Marcus Group Inc/The, Term Loan B			2.72%, 03/01/2035(e)	112	119
4.00%, 05/16/2018(e)	520	524
			3.00%, 04/01/2027(i)	2,320	2,439
Serta Simmons Holdings LLC, Term Loan B
5.00%, 09/19/2019(e)	115	117	3.00%, 11/01/2042	1,787	1,848
			3.00%, 05/01/2043(i)	3,650	3,754
		$1,315	3.25%, 06/01/2041(e)	2,140	2,255
Semiconductors - 0.04%			3.50%, 04/01/2027	1,036	1,109
Freescale Semiconductor Inc, Term Loan B4			3.50%, 01/01/2041	88	93
5.00%, 02/13/2020(e)	139	139	3.50%, 03/01/2042	1,512	1,612
			3.50%, 08/01/2042	2,115	2,235
			3.50%, 11/01/2042	1,978	2,113
Telecommunications - 0.11%			3.50%, 04/01/2043(i)	4,500	4,752
Integra Telecom Holdings Inc, Term Loan			4.00%, 10/01/2019	140	150
6.00%, 02/19/2019(e)	180	182
Intelsat Jackson Holdings SA, Term Loan			4.00%, 08/01/2020	630	674
3.20%, 02/01/2014 (e)	100	100	4.00%, 02/01/2031	209	225
Level 3 Financing Inc, Term Loan B			4.00%, 05/01/2031	421	453
5.18%, 08/01/2019 (e)	85	86	4.00%, 06/01/2031	681	732
			4.00%, 11/01/2040	3,536	3,856
		$368	4.00%, 12/01/2040	468	511
TOTAL SENIOR FLOATING RATE INTERESTS		$11,001	4.00%, 01/01/2041	2,068	2,256
U.S. GOVERNMENT & GOVERNMENT	Principal		4.00%, 04/01/2043(i)	3,000	3,198
AGENCY OBLIGATIONS - 39.91%	Amount (000's)	Value (000's)	4.50%, 07/01/2025	208	224
Federal Home Loan Mortgage Corporation (FHLMC) - 3.49%			4.50%, 05/01/2031	1,728	1,872
			4.50%, 05/01/2040	478	535
2.86%, 02/01/2034(e)	$6	$7	4.50%, 06/01/2040	939	1,030
3.50%, 04/01/2042	394	421	4.50%, 09/01/2040	669	740
3.50%, 08/01/2042	1,250	1,327	4.50%, 11/01/2040	2,445	2,684
4.00%, 08/01/2024	81	88	4.50%, 01/01/2041	1,337	1,478
4.50%, 07/01/2024	108	116	4.50%, 01/01/2041	691	765
4.50%, 04/01/2031	771	841	4.50%, 09/01/2041	538	580
4.50%, 05/01/2040	571	634	5.00%, 07/01/2035	81	87
4.50%, 06/01/2040	442	491	5.00%, 12/01/2039	109	122
4.50%, 08/01/2040	122	132	5.00%, 02/01/2040	566	624
5.00%, 05/01/2018	395	423	5.00%, 05/01/2041	375	413
5.00%, 10/01/2024	816	889	5.50%, 06/01/2019	75	82
5.00%, 06/01/2031	450	500	5.50%, 07/01/2019	54	59
5.00%, 10/01/2035	176	194	5.50%, 07/01/2019	17	19
5.00%, 06/01/2037	151	163	5.50%, 08/01/2019	71	78
5.00%, 06/01/2041	3,432	3,791	5.50%, 08/01/2019	15	17
5.50%, 06/01/2024	627	686	5.50%, 10/01/2019	139	153
5.60%, 02/01/2037(e)	57	62	5.50%, 10/01/2019	82	90
6.00%, 03/01/2031	19	21	5.50%, 12/01/2022	92	101
6.00%, 04/01/2031	2	2	5.50%, 07/01/2033	1,190	1,310
6.00%, 06/01/2032	89	99	5.50%, 04/01/2035	160	175
6.00%, 10/01/2032	58	64	5.50%, 08/01/2036	1,926	2,113
6.00%, 01/01/2038	286	318	5.50%, 02/01/2037	33	37
6.50%, 04/01/2016	7	8	5.50%, 01/01/2040	254	280
6.50%, 03/01/2029	12	14	5.50%, 05/01/2040	179	198
6.50%, 05/01/2029	19	22	5.50%, 05/01/2040	174	192
6.50%, 04/01/2031	10	11	5.50%, 07/01/2040	203	223
6.50%, 02/01/2032	19	22	5.50%, 07/01/2040	2,238	2,469
6.50%, 05/01/2032	58	67	5.60%, 02/01/2036(e)	79	85
6.50%, 05/01/2032	16	19	6.00%, 05/01/2031	10	11
6.50%, 04/01/2035	42	47	6.00%, 07/01/2035	535	590
7.00%, 12/01/2029	39	46	6.00%, 02/01/2037	1,890	2,076
7.00%, 06/01/2030	8	10	6.00%, 02/01/2038	337	377
7.00%, 12/01/2030	4	5	6.00%, 12/01/2038	487	544
7.00%, 01/01/2031	9	11	6.50%, 08/01/2031	19	22
7.00%, 01/01/2031	2	3	6.50%, 03/01/2032	32	38
7.00%, 02/01/2031	3	3

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 28, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	REPURCHASE AGREEMENTS - 1.54%	Amount (000's)		Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Banks - 1.54%
6.50%, 07/01/2037	$154	$174	Investment in Joint Trading Account; Credit		$979	$979
6.50%, 07/01/2037	117	132		Suisse Repurchase Agreement; 0.18%
6.50%, 02/01/2038	119	134		dated 03/28/2013 maturing 04/01/2013
6.50%, 03/01/2038	63	71		(collateralized by US Government
6.50%, 09/01/2038	983	1,102		Securities; $998,246; 4.25% - 8.75%; dated
7.00%, 02/01/2032	19	23		08/15/20 - 05/15/39)
		$61,869	Investment in Joint Trading Account; Deutsche		785	785
Government National Mortgage Association (GNMA) - 8.87%				Bank Repurchase Agreement; 0.20% dated
				03/28/2013 maturing 04/01/2013
1.63%, 01/20/2035(e)	66	68		(collateralized by US Government
3.00%, 04/01/2043(i)	1,000	1,045		Securities; $800,834; 0.00% - 6.25%; dated
3.50%, 05/15/2042	1,694	1,824		06/26/13 - 08/08/35)
3.50%, 10/15/2042	99	107	Investment in Joint Trading Account; JP		2,055	2,055
3.50%, 05/01/2043(i)	8,000	8,579		Morgan Repurchase Agreement; 0.17%
4.00%, 10/15/2041	870	966		dated 03/28/2013 maturing 04/01/2013
4.00%, 02/15/2042	449	499		(collateralized by US Government
4.00%, 04/01/2042(i)	5,250	5,722		Securities; $2,096,318; 0.00% - 11.25%;
4.00%, 07/20/2042	74	80		dated 04/05/13 - 11/15/40)
4.50%, 01/20/2040	488	541	Investment in Joint Trading Account; Merrill		1,370	1,370
4.50%, 08/20/2040	997	1,102		Lynch Repurchase Agreement; 0.12%
4.50%, 10/20/2040	368	407		dated 03/28/2013 maturing 04/01/2013
4.50%, 08/20/2042	2,177	2,383		(collateralized by US Government
5.00%, 02/15/2034	849	932		Securities; $1,397,545; 0.13% - 6.18%;
5.00%, 10/15/2034	306	335		dated 03/20/14 - 08/15/42)
5.00%, 10/20/2039	229	254				$5,189
5.00%, 07/20/2040	139	152	TOTAL REPURCHASE AGREEMENTS			$5,189
5.00%, 09/20/2041	645	711	Total Investments			$365,392
5.00%, 11/20/2041	965	1,071	Liabilities in Excess of Other Assets, Net - (8.57)%			$(28,842)
5.00%, 02/20/2042	612	679	TOTAL NET ASSETS - 100.00%			$336,550
5.00%, 06/20/2042	311	341
5.50%, 12/20/2033	431	477
5.50%, 05/20/2035	52	58	(a)	Non-Income Producing Security
6.00%, 01/20/2029	73	84	(b)	Security is Illiquid
6.00%, 07/20/2029	12	14	(c)	Fair value of these investments is determined in good faith by the
6.00%, 12/15/2033	66	75		Manager under procedures established and periodically reviewed by the
6.00%, 12/20/2036	306	345		Board of Directors. At the end of the period, the fair value of these
6.50%, 03/20/2028	11	13		securities totaled $2,057 or 0.61% of net assets.
6.50%, 05/20/2029	10	11	(d)	Security exempt from registration under Rule 144A of the Securities Act of
6.50%, 12/15/2032	792	910		1933. These securities may be resold in transactions exempt from
7.00%, 03/15/2031	24	28		registration, normally to qualified institutional buyers. Unless otherwise
7.50%, 05/15/2029	21	22		indicated, these securities are not considered illiquid. At the end of the
8.00%, 12/15/2030	13	17		period, the value of these securities totaled $54,873 or 16.30% of net
		$29,852		assets.
			(e)	Variable Rate. Rate shown is in effect at March 28, 2013.
U.S. Treasury - 9.16%			(f)	Security purchased on a when-issued basis.
0.13%, 08/31/2013	355	355	(g)	Payment in kind; the issuer has the option of paying additional securities
0.25%, 05/15/2015	235	235		in lieu of cash.
0.63%, 05/31/2017	3,585	3,590	(h)	This Senior Floating Rate Note will settle after March 28, 2013, at which
0.88%, 04/30/2017	200	202		time the interest rate will be determined.
1.00%, 08/31/2016	6,320	6,438	(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
1.00%, 03/31/2017	175	178		Notes to Financial Statements for additional information.
1.25%, 10/31/2015	2,200	2,252
1.50%, 07/31/2016	3,695	3,825
1.88%, 08/31/2017	5,200	5,480
2.63%, 01/31/2018	1,700	1,854
3.13%, 05/15/2019	1,150	1,296
3.13%, 11/15/2041	125	126
3.13%, 02/15/2042	290	291
3.38%, 11/15/2019	2,000	2,289
4.13%, 05/15/2015	35	38
4.38%, 05/15/2040	1,900	2,382
		$30,831
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$134,308

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 28, 2013 (unaudited)

Portfolio Summary (unaudited)
Sector				Percent
Mortgage Securities				38.79%
Financial				16.49%
Asset Backed Securities				10.58%
Government				9.80%
Communications				7.41%
Energy				6.64%
Consumer, Non-cyclical				6.53%
Consumer, Cyclical				3.33%
Basic Materials				2.84%
Industrial				2.63%
Utilities				2.38%
Technology				0.92%
Diversified				0.15%
Exchange Traded Funds				0.08%
Liabilities in Excess of Other Assets, Net				(8.57)%
TOTAL NET ASSETS				100.00%

Credit Default Swaps

Buy Protection
				(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Counterparty (Issuer)	Reference Entity
Barclays Bank PLC	CMBX.NA.AAA4			(0.35)%	02/17/2051	$1,250	$37	$98	$(61)
Deutsche Bank AG	CMBX.NA.AAA3			(0.08)%	12/13/2049	1,250	39	55	(16)
Total							$76	$153	$(77)

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

		(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Upfront Premiums Paid/(Received)		Unrealized Appreciation/(Depreciation)
Counterparty
(Issuer)	Floating Rate Index
Deutsche Bank AG 3 Month LIBOR		Receive	1.74%	09/04/2022	$1,000	$16	$—		$16
Morgan Stanley & 3 Month LIBOR		Receive	2.38%	09/04/2032	750	48	—		48
Co
Total						$64	$—		$64

All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

	Principal				Principal
BONDS- 31.85%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Advertising - 0.02%				Airlines (continued)
Omnicom Group Inc				Delta Air Lines 2007-1 Class A Pass Through
4.45%, 08/15/2020	$128	$139		Trust
				6.82%, 02/10/2024	$88		$99
				UAL 2009-2A Pass Through Trust
Aerospace & Defense - 0.35%				9.75%, 01/15/2017	192		223
Boeing Co/The
3.75%, 11/20/2016	51	56					$778
5.88%, 02/15/2040	154	196		Automobile Asset Backed Securities - 0.27%
7.95%, 08/15/2024	200	291		Ally Auto Receivables Trust 2012-3
Exelis Inc				1.06%, 02/15/2017(b)	349		352
4.25%, 10/01/2016	128	137		Ally Auto Receivables Trust 2012-4
L-3 Communications Corp				0.59%, 01/17/2017	150		150
4.95%, 02/15/2021	277	310		Ford Credit Auto Owner Trust
Lockheed Martin Corp				1.35%, 12/15/2016(b)	129		131
2.13%, 09/15/2016	100	104		Ford Credit Auto Owner Trust 2012-A
3.35%, 09/15/2021	102	107		1.15%, 06/15/2017	500		506
4.07%, 12/15/2042(a)	47	43		Ford Credit Auto Owner Trust 2012-B
Northrop Grumman Corp				1.00%, 09/15/2017	400		404
3.50%, 03/15/2021	277	296		Honda Auto Receivables 2012-4 Owner Trust
Raytheon Co				0.52%, 08/18/2016(b)	500		500
3.13%, 10/15/2020	77	81		Nissan Auto Receivables 2012-A Owner
4.88%, 10/15/2040	154	171		Trust
United Technologies Corp				1.00%, 07/16/2018	150		151
3.10%, 06/01/2022	200	210		Santander Drive Auto Receivables Trust 2012-
4.50%, 04/15/2020	74	86		4
4.50%, 06/01/2042	200	213		1.04%, 08/15/2016	120		121
4.88%, 05/01/2015	200	218					$2,315
5.38%, 12/15/2017	102	121
5.70%, 04/15/2040	51	64		Automobile Manufacturers - 0.06%
6.13%, 07/15/2038	18	23		Daimler Finance North America LLC
6.70%, 08/01/2028	175	233		8.50%, 01/18/2031	102		158
		$2,960		Ford Motor Co
				4.75%, 01/15/2043	200		186
Agriculture - 0.23%				7.45%, 07/16/2031	100		127
Altria Group Inc							$471
4.13%, 09/11/2015	36	39
4.75%, 05/05/2021	128	145		Automobile Parts & Equipment - 0.03%
9.25%, 08/06/2019	192	268		Johnson Controls Inc
9.70%, 11/10/2018	77	107		3.75%, 12/01/2021	77		82
9.95%, 11/10/2038	175	289		5.00%, 03/30/2020	64		73
10.20%, 02/06/2039	10	17		5.25%, 12/01/2041	128		139
Archer-Daniels-Midland Co							$294
4.48%, 03/01/2021(b)	128	145
				Banks- 4.88%
5.38%, 09/15/2035	51	59		Abbey National Treasury Services
Bunge Ltd Finance Corp				PLC/London
4.10%, 03/15/2016	77	82		2.88%, 04/25/2014	51		52
Lorillard Tobacco Co				American Express Centurion Bank
8.13%, 06/23/2019	36	46		0.88%, 11/13/2015	400		400
8.13%, 05/01/2040	25	32		Bank of America Corp
Philip Morris International Inc				1.25%, 01/11/2016	100		100
1.13%, 08/21/2017	100	100		1.50%, 10/09/2015	200		201
2.50%, 05/16/2016	128	135		2.00%, 01/11/2018	100		100
2.90%, 11/15/2021	51	52		3.30%, 01/11/2023	100		99
4.38%, 11/15/2041	51	51		3.63%, 03/17/2016	180		191
4.50%, 03/26/2020	131	151		3.70%, 09/01/2015	130		137
5.65%, 05/16/2018	25	30		3.88%, 03/22/2017	200		215
6.38%, 05/16/2038	100	130		4.50%, 04/01/2015	165		175
Reynolds American Inc				4.75%, 08/01/2015	25		27
7.63%, 06/01/2016	90	107		5.42%, 03/15/2017	201		223
		$1,985		5.63%, 07/01/2020	180		210
Airlines - 0.09%				5.65%, 05/01/2018	255		295
American Airlines 2011-1 Class A Pass				5.70%, 01/24/2022	180		211
Through Trust				5.88%, 02/07/2042	128		152
5.25%, 07/31/2022(c)	180	196		6.00%, 09/01/2017	265		308
Continental Airlines 2010-1 Class A Pass				6.50%, 08/01/2016	90		104
Through Trust				7.38%, 05/15/2014	100		107
4.75%, 01/12/2021(c)	47	52		7.63%, 06/01/2019	300		381
Continental Airlines 2012-2 Class A Pass				Bank of Montreal
Through Trust				2.50%, 01/11/2017	228		238
4.00%, 04/29/2026(c)	200	208

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Banks (continued)				Banks (continued)
Bank of New York Mellon Corp/The				Export-Import Bank of Korea
0.70%, 10/23/2015	$150	$150		5.00%, 04/11/2022	$200	$231
1.20%, 02/20/2015	180	182		5.88%, 01/14/2015	251	272
3.55%, 09/23/2021	51	55		Fifth Third Bancorp
5.50%, 12/01/2017	32	37		5.45%, 01/15/2017	51	57
Bank of Nova Scotia				Goldman Sachs Group Inc/The
1.85%, 01/12/2015	51	52		1.60%, 11/23/2015	380	383
2.90%, 03/29/2016	302	320		3.30%, 05/03/2015	200	208
Barclays Bank PLC				3.63%, 02/07/2016	257	273
2.75%, 02/23/2015	328	339		5.25%, 07/27/2021	202	229
5.14%, 10/14/2020	252	270		5.38%, 03/15/2020	300	342
6.75%, 05/22/2019	200	249		5.50%, 11/15/2014	257	275
BB&T Corp				5.63%, 01/15/2017	282	316
1.60%, 08/15/2017	200	202		5.75%, 01/24/2022	228	265
3.95%, 04/29/2016	29	32		6.00%, 05/01/2014	102	107
5.20%, 12/23/2015	125	139		6.13%, 02/15/2033	12	14
6.85%, 04/30/2019	18	23		6.15%, 04/01/2018	821	967
BBVA US Senior SAU				6.25%, 02/01/2041	128	152
4.66%, 10/09/2015	200	205		6.45%, 05/01/2036	51	55
BNP Paribas SA				6.75%, 10/01/2037	373	418
2.38%, 09/14/2017	200	203		HSBC Bank USA NA/New York NY
3.25%, 03/11/2015	400	415		4.63%, 04/01/2014	257	267
5.00%, 01/15/2021	77	87		HSBC Holdings PLC
Canadian Imperial Bank of				4.00%, 03/30/2022	128	138
Commerce/Canada				5.10%, 04/05/2021	228	263
2.35%, 12/11/2015	151	157		6.10%, 01/14/2042	154	195
Capital One Financial Corp				6.50%, 09/15/2037	200	245
2.15%, 03/23/2015	254	259		HSBC USA Inc
5.50%, 06/01/2015	51	56		1.63%, 01/16/2018	300	300
6.75%, 09/15/2017	77	93		2.38%, 02/13/2015	128	132
Citigroup Inc				Intesa Sanpaolo SpA
2.25%, 08/07/2015	170	174		3.13%, 01/15/2016	100	98
2.65%, 03/02/2015	128	132		JP Morgan Chase & Co
3.95%, 06/15/2016	257	277		1.13%, 02/26/2016	300	301
4.05%, 07/30/2022	200	207		1.88%, 03/20/2015	300	306
4.45%, 01/10/2017	154	170		2.60%, 01/15/2016	257	267
4.50%, 01/14/2022	154	171		3.25%, 09/23/2022	300	300
4.59%, 12/15/2015	64	69		3.45%, 03/01/2016	277	294
4.88%, 05/07/2015	100	107		3.70%, 01/20/2015	205	215
5.00%, 09/15/2014	400	420		4.40%, 07/22/2020	162	180
5.88%, 01/30/2042	328	392		4.50%, 01/24/2022	257	282
6.00%, 10/31/2033	115	128		4.63%, 05/10/2021	257	287
6.01%, 01/15/2015	23	25		4.65%, 06/01/2014	334	349
6.13%, 11/21/2017	328	388		4.95%, 03/25/2020	57	65
6.13%, 05/15/2018	300	357		5.13%, 09/15/2014	90	95
6.38%, 08/12/2014	272	291		5.25%, 05/01/2015	88	95
6.63%, 06/15/2032	112	133		5.40%, 01/06/2042	102	117
6.88%, 03/05/2038	25	33		5.60%, 07/15/2041	154	183
8.13%, 07/15/2039	128	188		6.30%, 04/23/2019	300	366
8.50%, 05/22/2019	128	171		6.40%, 05/15/2038	200	256
Commonwealth Bank of Australia/New York				KeyCorp
NY				3.75%, 08/13/2015	279	297
1.25%, 09/18/2015	200	202		5.10%, 03/24/2021	102	119
Cooperatieve Centrale Raiffeisen-				KFW
Boerenleenbank BA/Netherlands				0.63%, 04/24/2015	385	387
3.38%, 01/19/2017	128	137		1.25%, 02/15/2017	257	262
3.88%, 02/08/2022	328	346		2.63%, 03/03/2015	257	268
3.95%, 11/09/2022	300	302		2.63%, 02/16/2016	257	272
4.50%, 01/11/2021	51	57		2.63%, 01/25/2022	257	269
5.25%, 05/24/2041	300	339		2.75%, 10/21/2014	141	146
Credit Suisse/New York NY				2.75%, 09/08/2020	300	323
5.40%, 01/14/2020	200	224		4.00%, 01/27/2020	97	112
5.50%, 05/01/2014	569	599		4.13%, 10/15/2014	334	353
Deutsche Bank AG/London				4.38%, 03/15/2018	295	342
3.45%, 03/30/2015	78	82		4.50%, 07/16/2018	102	120
3.88%, 08/18/2014	257	268		4.88%, 01/17/2017	500	576
6.00%, 09/01/2017	344	408		4.88%, 06/17/2019	282	341
Discover Bank/Greenwood DE				5.13%, 03/14/2016	277	314
2.00%, 02/21/2018	200	201		Korea Development Bank/The
				1.00%, 01/22/2016	400	397

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)
Banks (continued)				Banks (continued)
Landwirtschaftliche Rentenbank				Wells Fargo & Co (continued)
0.88%, 09/12/2017	$200	$200		3.45%, 02/13/2023	$200	$201
2.38%, 09/13/2017	200	213		3.50%, 03/08/2022	180	189
3.13%, 07/15/2015	202	214		3.63%, 04/15/2015	268	283
5.00%, 11/08/2016	102	117		3.68%, 06/15/2016(b)	277	300
Lloyds TSB Bank PLC				3.75%, 10/01/2014	154	161
4.88%, 01/21/2016	180	198		4.60%, 04/01/2021	102	116
6.38%, 01/21/2021	51	63		Westpac Banking Corp
Mellon Funding Corp				1.13%, 09/25/2015	150	151
5.00%, 12/01/2014	77	82		3.00%, 08/04/2015	230	242
Morgan Stanley				3.00%, 12/09/2015	77	81
1.75%, 02/25/2016	200	202		4.20%, 02/27/2015	208	222
3.75%, 02/25/2023	200	202		4.88%, 11/19/2019	25	29
3.80%, 04/29/2016	278	295				$41,455
4.00%, 07/24/2015	200	211
4.75%, 04/01/2014	195	202		Beverages - 0.48%
4.75%, 03/22/2017	400	441		Anheuser-Busch Cos LLC
5.63%, 09/23/2019	321	369		5.50%, 01/15/2018	90	108
5.75%, 01/25/2021	350	404		Anheuser-Busch InBev Finance Inc
6.00%, 05/13/2014	218	230		0.80%, 01/15/2016	100	100
6.00%, 04/28/2015	164	179		Anheuser-Busch InBev Worldwide Inc
6.25%, 08/28/2017	375	436		0.80%, 07/15/2015	300	301
6.38%, 07/24/2042	100	120		2.50%, 07/15/2022	300	295
7.25%, 04/01/2032	15	19		3.75%, 07/15/2042	100	94
National Australia Bank Ltd/New York				4.13%, 01/15/2015	15	16
1.60%, 08/07/2015	150	153		5.00%, 04/15/2020	38	45
Oesterreichische Kontrollbank AG				5.38%, 11/15/2014	154	165
1.13%, 07/06/2015	200	203		5.38%, 01/15/2020	68	82
2.00%, 06/03/2016	400	416		6.38%, 01/15/2040	251	338
PNC Funding Corp				6.88%, 11/15/2019	51	66
2.70%, 09/19/2016	128	135		7.75%, 01/15/2019	128	168
3.63%, 02/08/2015	264	278		8.20%, 01/15/2039	51	82
4.38%, 08/11/2020	51	58		Beam Inc
5.13%, 02/08/2020	25	29		5.38%, 01/15/2016	2	2
5.63%, 02/01/2017	102	116		Coca-Cola Co/The
6.70%, 06/10/2019	25	32		0.75%, 03/13/2015	102	102
Royal Bank of Canada				1.50%, 11/15/2015	77	79
2.63%, 12/15/2015	51	54		1.65%, 03/14/2018	200	205
2.88%, 04/19/2016	251	266		1.80%, 09/01/2016	77	80
Royal Bank of Scotland Group PLC				3.15%, 11/15/2020	128	138
2.55%, 09/18/2015	300	308		Diageo Capital PLC
Royal Bank of Scotland PLC/The				1.50%, 05/11/2017	200	203
5.63%, 08/24/2020	167	194		4.83%, 07/15/2020	51	60
State Street Corp				Diageo Finance BV
5.38%, 04/30/2017	18	21		3.25%, 01/15/2015	41	43
Sumitomo Mitsui Banking Corp				Diageo Investment Corp
1.35%, 07/18/2015	100	101		2.88%, 05/11/2022	200	202
3.20%, 07/18/2022	100	101		Dr Pepper Snapple Group Inc
SunTrust Banks Inc				2.60%, 01/15/2019	77	80
3.60%, 04/15/2016	102	109		PepsiAmericas Inc
Toronto-Dominion Bank/The				4.88%, 01/15/2015	25	27
1.38%, 07/14/2014	51	52		PepsiCo Inc
2.38%, 10/19/2016	180	188		0.70%, 08/13/2015	200	200
UBS AG/Stamford CT				2.50%, 05/10/2016	51	54
4.88%, 08/04/2020	200	232		2.75%, 03/05/2022	128	130
5.88%, 12/20/2017	150	178		3.10%, 01/15/2015	23	24
US Bancorp				3.13%, 11/01/2020	128	137
1.65%, 05/15/2017	205	209		4.50%, 01/15/2020	51	59
2.45%, 07/27/2015	102	106		4.88%, 11/01/2040	128	144
2.95%, 07/15/2022	200	199		5.50%, 01/15/2040	51	62
3.00%, 03/15/2022	128	132		7.90%, 11/01/2018	158	210
4.13%, 05/24/2021	77	86				$4,101
4.20%, 05/15/2014	230	240		Biotechnology - 0.15%
Wachovia Bank NA				Amgen Inc
6.60%, 01/15/2038	250	331		1.88%, 11/15/2014	77	78
Wachovia Corp				4.10%, 06/15/2021	180	199
5.25%, 08/01/2014	351	371		5.15%, 11/15/2041	77	83
5.75%, 02/01/2018	180	214		5.38%, 05/15/2043	100	111
Wells Fargo & Co				5.70%, 02/01/2019	12	14
2.10%, 05/08/2017	450	464

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000 's)
Biotechnology (continued)				Computers - 0.35%
Amgen Inc (continued)				Affiliated Computer Services Inc
5.75%, 03/15/2040	$25	$29		5.20%, 06/01/2015	$51	$55
5.85%, 06/01/2017	279	330		Computer Sciences Corp
6.40%, 02/01/2039	12	15		2.50%, 09/15/2015	170	175
6.90%, 06/01/2038	90	119		4.45%, 09/15/2022	100	106
Celgene Corp				6.50%, 03/15/2018	302	350
2.45%, 10/15/2015	51	53		Dell Inc
Genentech Inc				5.63%, 04/15/2014	25	26
4.75%, 07/15/2015	167	182		7.10%, 04/15/2028	51	53
Gilead Sciences Inc				Hewlett-Packard Co
4.40%, 12/01/2021	77	87		2.13%, 09/13/2015	77	78
		$1,300		2.60%, 09/15/2017	154	155
				2.65%, 06/01/2016	200	204
Chemicals - 0.49%				3.00%, 09/15/2016	128	132
Airgas Inc				4.65%, 12/09/2021	180	187
2.38%, 02/15/2020	200	200		6.00%, 09/15/2041	154	157
2.95%, 06/15/2016	77	81		International Business Machines Corp
CF Industries Inc				0.55%, 02/06/2015	328	329
6.88%, 05/01/2018	100	120		0.88%, 10/31/2014	300	302
7.13%, 05/01/2020	100	124		5.60%, 11/30/2039	92	115
Dow Chemical Co/The				5.70%, 09/14/2017	180	215
2.50%, 02/15/2016	177	184		5.88%, 11/29/2032	200	258
4.13%, 11/15/2021	201	215		6.22%, 08/01/2027	51	68
4.38%, 11/15/2042	200	192				$2,965
5.90%, 02/15/2015	50	55
7.38%, 11/01/2029	150	199		Consumer Products - 0.05%
8.55%, 05/15/2019	144	194		Avery Dennison Corp
9.40%, 05/15/2039	51	81		5.38%, 04/15/2020	25	27
Eastman Chemical Co				Clorox Co/The
3.00%, 12/15/2015	51	54		3.80%, 11/15/2021	128	138
3.60%, 08/15/2022	100	104		Kimberly-Clark Corp
4.50%, 01/15/2021	51	56		2.40%, 03/01/2022	257	258
4.80%, 09/01/2042	100	104		7.50%, 11/01/2018	18	24
Ecolab Inc						$447
1.45%, 12/08/2017	300	298
4.35%, 12/08/2021	102	112		Cosmetics & Personal Care - 0.10%
5.50%, 12/08/2041	307	353		Colgate-Palmolive Co
EI du Pont de Nemours & Co				2.95%, 11/01/2020	154	164
2.75%, 04/01/2016	77	82		Procter & Gamble Co/The
2.80%, 02/15/2023	200	203		0.70%, 08/15/2014	51	51
3.25%, 01/15/2015	77	81		2.30%, 02/06/2022	411	413
4.15%, 02/15/2043	100	101		4.70%, 02/15/2019	77	91
4.25%, 04/01/2021	177	202		4.85%, 12/15/2015	25	28
4.63%, 01/15/2020	25	29		5.55%, 03/05/2037	51	65
Potash Corp of Saskatchewan Inc						$812
4.88%, 03/30/2020	51	58		Credit Card Asset Backed Securities - 0.17%
5.25%, 05/15/2014	25	26		Capital One Multi-Asset Execution Trust
PPG Industries Inc				5.75%, 07/15/2020	476	571
3.60%, 11/15/2020	251	269		Chase Issuance Trust
Praxair Inc				0.54%, 10/16/2017(b)	350	350
2.20%, 08/15/2022	300	293		Citibank Credit Card Issuance Trust
5.38%, 11/01/2016	51	59		4.90%, 12/12/2016	500	537
Sherwin-Williams Co/The						$1,458
3.13%, 12/15/2014	11	11
		$4,140		Distribution & Wholesale - 0.06%
				Arrow Electronics Inc
Commercial Services - 0.05%				3.00%, 03/01/2018	300	302
ADT Corp/The				4.50%, 03/01/2023	200	202
3.50%, 07/15/2022(a)	200	199				$504
4.88%, 07/15/2042(a)	100	95
Board of Trustees of The Leland Stanford				Diversified Financial Services - 1.72%
Junior University/The				American Express Co
3.63%, 05/01/2014	77	80		4.05%, 12/03/2042	33	32
Western Union Co/The				6.15%, 08/28/2017	128	153
5.25%, 04/01/2020	25	27		7.00%, 03/19/2018	182	227
Yale University				American Express Credit Corp
2.90%, 10/15/2014	21	22		2.80%, 09/19/2016	257	272
		$423		5.13%, 08/25/2014	257	273
				Bear Stearns Cos LLC/The
				5.55%, 01/22/2017	51	58
				6.40%, 10/02/2017	328	392

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Diversified Financial Services (continued)					Diversified Financial Services (continued)
Bear Stearns Cos LLC/The	(continued)				NASDAQ OMX Group Inc/The
7.25%, 02/01/2018		$444	$552		4.00%, 01/15/2015	$51	$53
BlackRock Inc					National Rural Utilities Cooperative Finance
3.38%, 06/01/2022		100	106		Corp
3.50%, 12/10/2014		38	40		3.05%, 02/15/2022	102	106
5.00%, 12/10/2019		25	30		3.88%, 09/16/2015	128	138
Boeing Capital Corp					10.38%, 11/01/2018	218	318
4.70%, 10/27/2019		33	39		Nomura Holdings Inc
Capital One Bank USA NA					4.13%, 01/19/2016	154	163
3.38%, 02/15/2023		300	297		6.70%, 03/04/2020	129	154
Caterpillar Financial Services Corp					ORIX Corp
1.10%, 05/29/2015		100	101		4.71%, 04/27/2015	120	127
1.63%, 06/01/2017		150	153		Private Export Funding Corp
2.65%, 04/01/2016		77	81		3.05%, 10/15/2014	25	26
7.15%, 02/15/2019		113	146		3.55%, 04/15/2013	25	25
Countrywide Financial Corp					SLM Corp
6.25%, 05/15/2016		56	62		6.25%, 01/25/2016	270	295
Ford Motor Credit Co LLC					8.00%, 03/25/2020	225	261
2.75%, 05/15/2015		200	204		8.45%, 06/15/2018	154	183
3.98%, 06/15/2016		300	318		Toyota Motor Credit Corp
4.25%, 02/03/2017		200	214		0.88%, 07/17/2015	300	302
4.25%, 09/20/2022		200	207		1.25%, 10/05/2017	300	300
5.00%, 05/15/2018		200	220		2.05%, 01/12/2017	77	80
5.88%, 08/02/2021		200	229		2.63%, 01/10/2023	100	100
8.70%, 10/01/2014		100	111		3.20%, 06/17/2015	38	40
Franklin Resources Inc					3.30%, 01/12/2022	77	82
3.13%, 05/20/2015		51	54				$14,576
General Electric Capital Corp
2.15%, 01/09/2015		257	264		Electric - 1.44%
2.30%, 04/27/2017		257	266		Ameren Illinois Co
3.15%, 09/07/2022		400	397		2.70%, 09/01/2022	300	302
3.50%, 06/29/2015		77	81		Appalachian Power Co
3.75%, 11/14/2014		205	215		6.70%, 08/15/2037	77	100
4.63%, 01/07/2021		77	87		7.00%, 04/01/2038	20	27
5.30%, 02/11/2021		308	353		Arizona Public Service Co
5.38%, 10/20/2016		554	631		4.50%, 04/01/2042	77	81
5.50%, 06/04/2014		51	54		Baltimore Gas & Electric Co
5.50%, 01/08/2020		295	350		5.90%, 10/01/2016	69	80
5.63%, 09/15/2017		154	181		Commonwealth Edison Co
5.88%, 01/14/2038		266	310		4.00%, 08/01/2020	10	11
6.00%, 08/07/2019		181	220		5.80%, 03/15/2018	212	255
6.15%, 08/07/2037		155	187		Consolidated Edison Co of New York Inc
6.75%, 03/15/2032		381	485		4.20%, 03/15/2042	128	132
6.88%, 01/10/2039		200	262		5.85%, 03/15/2036	51	64
Goldman Sachs Capital I					6.65%, 04/01/2019	51	65
6.35%, 02/15/2034		54	56		6.75%, 04/01/2038	25	35
HSBC Finance Corp					Constellation Energy Group Inc
5.00%, 06/30/2015		300	324		4.55%, 06/15/2015	15	16
6.68%, 01/15/2021		99	117		Consumers Energy Co
Jefferies Group LLC					5.50%, 08/15/2016	73	84
3.88%, 11/09/2015		102	107		Dominion Resources Inc/VA
6.50%, 01/20/2043		200	213		4.90%, 08/01/2041	77	85
6.88%, 04/15/2021		27	32		5.15%, 07/15/2015	51	56
8.50%, 07/15/2019		12	15		8.88%, 01/15/2019	400	544
John Deere Capital Corp					DTE Electric Co
0.70%, 09/04/2015		200	200		3.45%, 10/01/2020	5	5
0.88%, 04/17/2015		152	153		Duke Energy Carolinas LLC
1.20%, 10/10/2017		200	200		4.00%, 09/30/2042	100	98
1.40%, 03/15/2017		180	182		5.30%, 10/01/2015	154	172
2.25%, 06/07/2016		77	80		5.30%, 02/15/2040	12	14
2.75%, 03/15/2022		128	130		Duke Energy Corp
Merrill Lynch & Co Inc					3.35%, 04/01/2015	215	225
5.30%, 09/30/2015		25	27		3.95%, 09/15/2014	6	6
5.45%, 07/15/2014		205	216		Duke Energy Indiana Inc
6.05%, 05/16/2016		144	160		3.75%, 07/15/2020	37	41
6.11%, 01/29/2037		150	169		4.20%, 03/15/2042	128	130
6.88%, 04/25/2018		205	247		6.12%, 10/15/2035	77	89
Murray Street Investment Trust I					6.45%, 04/01/2039	300	396
4.65%, 03/09/2017(b)		257	281		Duke Energy Ohio Inc
					5.45%, 04/01/2019	128	155

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Electric (continued)				Electric (continued)
Entergy Arkansas Inc				Pacific Gas & Electric Co	(continued)
3.75%, 02/15/2021	$25	$27		5.40%, 01/15/2040		$128		$152
Entergy Corp				6.05%, 03/01/2034		102		128
4.70%, 01/15/2017	128	140		PacifiCorp
5.13%, 09/15/2020	89	98		5.65%, 07/15/2018		70		85
Exelon Corp				6.25%, 10/15/2037		92		123
4.90%, 06/15/2015	38	41		Peco Energy Co
Exelon Generation Co LLC				2.38%, 09/15/2022		100		100
5.20%, 10/01/2019	102	115		PG&E Corp
6.25%, 10/01/2039	244	283		5.75%, 04/01/2014		102		107
FirstEnergy Corp				PPL Electric Utilities Corp
2.75%, 03/15/2018	300	303		2.50%, 09/01/2022		200		200
7.38%, 11/15/2031	128	150		PPL Energy Supply LLC
FirstEnergy Solutions Corp				5.70%, 10/15/2035		46		50
6.05%, 08/15/2021	15	18		Progress Energy Inc
6.80%, 08/15/2039	101	120		3.15%, 04/01/2022		128		130
Florida Power & Light Co				7.75%, 03/01/2031		136		187
5.13%, 06/01/2041	154	183		PSEG Power LLC
5.63%, 04/01/2034	25	31		2.75%, 09/15/2016		77		80
5.69%, 03/01/2040	48	61		Public Service Co of Colorado
Florida Power Corp				3.95%, 03/15/2043		100		100
0.65%, 11/15/2015	300	300		Public Service Co of New Mexico
4.55%, 04/01/2020	77	89		7.95%, 05/15/2018		154		192
5.65%, 06/15/2018	128	153		Public Service Electric & Gas Co
5.65%, 04/01/2040	25	31		3.50%, 08/15/2020		73		81
6.40%, 06/15/2038	66	88		3.65%, 09/01/2042		200		192
Georgia Power Co				Puget Sound Energy Inc
3.00%, 04/15/2016	77	82		4.43%, 11/15/2041		77		82
4.25%, 12/01/2019	77	88		5.80%, 03/15/2040		51		65
4.30%, 03/15/2042	228	229		San Diego Gas & Electric Co
Great Plains Energy Inc				5.35%, 05/15/2040		84		105
4.85%, 06/01/2021	77	86		South Carolina Electric & Gas Co
Hydro-Quebec				5.45%, 02/01/2041		77		93
1.38%, 06/19/2017	300	304		Southern California Edison Co
8.05%, 07/07/2024	102	149		4.05%, 03/15/2042		318		322
Iberdrola International BV				5.50%, 03/15/2040		102		127
6.75%, 07/15/2036	128	139		5.95%, 02/01/2038		117		151
LG&E and KU Energy LLC				Southwestern Electric Power Co
3.75%, 11/15/2020	77	82		6.20%, 03/15/2040		51		63
Louisville Gas & Electric Co				6.45%, 01/15/2019		25		30
5.13%, 11/15/2040	51	61		Toledo Edison Co/The
MidAmerican Energy Holdings Co				7.25%, 05/01/2020		77		99
6.13%, 04/01/2036	156	194		TransAlta Corp
Mississippi Power Co				6.50%, 03/15/2040		25		26
4.25%, 03/15/2042	100	100		Union Electric Co
Nevada Power Co				6.40%, 06/15/2017		77		93
5.45%, 05/15/2041	150	180		Virginia Electric and Power Co
6.50%, 05/15/2018	77	95		6.00%, 05/15/2037		77		100
7.13%, 03/15/2019	12	16		8.88%, 11/15/2038		10		17
NextEra Energy Capital Holdings Inc				Westar Energy Inc
1.20%, 06/01/2015	280	282		5.10%, 07/15/2020		167		199
4.50%, 06/01/2021	51	57		Xcel Energy Inc
Nisource Finance Corp				4.80%, 09/15/2041		100		111
5.25%, 09/15/2017	70	80						$12,245
5.40%, 07/15/2014	47	50
5.95%, 06/15/2041	25	28		Electrical Components & Equipment - 0.02%
6.40%, 03/15/2018	15	18		Emerson Electric Co
Northern States Power Co/MN				2.63%, 02/15/2023		100		101
5.25%, 03/01/2018	41	49		4.88%, 10/15/2019		25		30
5.35%, 11/01/2039	82	100						$131
Ohio Edison Co				Electronics - 0.13%
8.25%, 10/15/2038	119	186		Agilent Technologies Inc
Ohio Power Co				6.50%, 11/01/2017		265		317
6.00%, 06/01/2016	81	93		Honeywell International Inc
Oncor Electric Delivery Co LLC				5.30%, 03/01/2018		128		152
5.25%, 09/30/2040	51	57		5.38%, 03/01/2041		77		95
6.80%, 09/01/2018	174	217		5.70%, 03/15/2037		12		15
Pacific Gas & Electric Co				Jabil Circuit Inc
3.50%, 10/01/2020	25	27		4.70%, 09/15/2022		100		100
4.45%, 04/15/2042	102	107

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Electronics (continued)				Finance - Mortgage Loan/Banker (continued)
Koninklijke Philips Electronics NV				Fannie Mae (continued)
5.00%, 03/15/2042	$128	$144		4.63%, 10/15/2014	$38	$41
5.75%, 03/11/2018	10	12		5.00%, 03/15/2016	321	364
Thermo Fisher Scientific Inc				5.00%, 02/13/2017	64	75
3.20%, 05/01/2015	200	209		5.00%, 05/11/2017	64	75
4.70%, 05/01/2020	51	57		5.25%, 09/15/2016	701	814
		$1,101		5.38%, 06/12/2017	321	383
				5.63%, 07/15/2037	100	139
Engineering & Construction - 0.01%				6.00%, 04/18/2036	51	59
ABB Finance USA Inc				6.63%, 11/15/2030	602	896
2.88%, 05/08/2022	100	101		7.13%, 01/15/2030	199	305
				7.25%, 05/15/2030	180	281
Environmental Control - 0.08%				Federal Home Loan Banks
Republic Services Inc				0.25%, 01/16/2015	500	500
4.75%, 05/15/2023	51	58		0.38%, 07/30/2015	205	205
5.25%, 11/15/2021	200	234		0.50%, 11/20/2015	500	502
5.50%, 09/15/2019	104	123		1.00%, 06/21/2017	500	505
6.20%, 03/01/2040	59	73		1.38%, 05/28/2014	255	258
Waste Management Inc				1.63%, 06/14/2019	500	510
6.38%, 03/11/2015	77	85		2.38%, 03/14/2014	295	301
7.00%, 07/15/2028	15	20		2.75%, 12/12/2014	295	307
7.38%, 03/11/2019	77	98		2.75%, 03/13/2015	180	188
		$691		2.88%, 06/12/2015	295	311
				4.50%, 02/18/2015	255	274
Federal & Federally Sponsored Credit - 0.15%				4.75%, 12/16/2016	60	69
Federal Farm Credit Banks				4.88%, 05/17/2017	320	375
0.50%, 06/23/2015	500	501		5.00%, 11/17/2017	690	821
1.50%, 11/16/2015	257	265		5.25%, 06/18/2014	60	64
2.63%, 04/17/2014	500	513		5.38%, 05/18/2016	575	663
		$1,279		5.38%, 09/30/2022	500	642
Finance - Mortgage Loan/Banker - 4.51%				5.50%, 08/13/2014	165	177
Fannie Mae				5.50%, 07/15/2036	180	241
0.00%, 06/01/2017(d)	154	148		5.63%, 06/11/2021	150	195
0.00%, 10/09/2019(d)	190	168		Freddie Mac
0.38%, 03/16/2015	257	257		0.30%, 02/06/2015	335	335
0.50%, 11/21/2014	282	282		0.42%, 09/18/2015	750	750
0.50%, 05/27/2015	500	502		0.50%, 11/27/2015	750	751
0.50%, 07/02/2015	500	502		0.63%, 12/29/2014	757	761
0.50%, 11/27/2015	500	500		0.75%, 01/12/2018	500	497
0.50%, 03/28/2016	350	350		1.00%, 07/30/2014	257	260
0.50%, 03/30/2016	1,025	1,026		1.00%, 08/20/2014	257	260
0.55%, 02/27/2015	450	451		1.00%, 08/27/2014	628	635
0.57%, 04/18/2016(e)	500	500		1.20%, 03/06/2017	205	207
0.63%, 10/30/2014	385	387		1.25%, 05/12/2017	257	263
0.75%, 12/19/2014	257	259		1.25%, 08/01/2019	500	498
0.88%, 08/28/2014	128	129		1.35%, 04/29/2014	257	260
0.88%, 08/28/2017	500	501		1.40%, 08/22/2019	500	499
0.88%, 12/20/2017	800	799		1.75%, 09/10/2015	564	583
0.95%, 08/23/2017	700	702		2.00%, 08/25/2016	500	525
1.01%, 02/14/2018	300	300		2.25%, 03/13/2020	200	203
1.07%, 09/27/2017	300	301		2.38%, 01/13/2022	257	267
1.13%, 06/27/2014	180	182		2.50%, 04/23/2014	51	52
1.13%, 04/27/2017	500	509		2.50%, 05/27/2016	180	191
1.13%, 03/28/2018	200	200		2.88%, 02/09/2015	878	920
1.15%, 02/28/2018	400	401		3.00%, 07/28/2014	500	518
1.25%, 09/28/2016	321	329		3.00%, 07/31/2019	200	202
1.25%, 01/30/2017	192	196		3.75%, 03/27/2019	552	633
1.25%, 01/30/2019	650	650		4.38%, 07/17/2015	51	56
1.38%, 11/15/2016	257	265		4.50%, 01/15/2015	64	69
1.50%, 04/17/2017	128	128		4.75%, 11/17/2015	564	628
1.63%, 10/26/2015	757	781		4.75%, 01/19/2016	231	259
2.38%, 07/28/2015	102	107		4.88%, 06/13/2018	212	254
2.38%, 04/11/2016	180	191		5.00%, 07/15/2014	192	204
2.50%, 05/15/2014	51	52		5.00%, 02/16/2017	102	119
2.63%, 11/20/2014	628	653		5.00%, 04/18/2017	257	301
2.75%, 03/13/2014	757	776		5.13%, 11/17/2017	180	215
3.00%, 09/16/2014	462	481		5.25%, 04/18/2016	180	206
4.13%, 04/15/2014	257	267		5.50%, 07/18/2016	321	373
4.38%, 10/15/2015	102	112		5.50%, 08/23/2017	231	278
				6.25%, 07/15/2032	231	336

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Finance - Mortgage Loan/Banker (continued)				Hand & Machine Tools - 0.02%
Freddie Mac (continued)				Stanley Black & Decker Inc
6.75%, 03/15/2031	$77	$116		2.90%, 11/01/2022	$200		$201
		$38,368
Food- 0.44%				Healthcare - Products - 0.23%
Campbell Soup Co				Baxter International Inc
3.05%, 07/15/2017	128	137		2.40%, 08/15/2022	250		245
4.25%, 04/15/2021	51	56		4.25%, 03/15/2020	51		58
ConAgra Foods Inc				5.90%, 09/01/2016	18		21
1.30%, 01/25/2016	200	202		Becton Dickinson and Co
2.10%, 03/15/2018	200	203		5.00%, 11/12/2040	51		58
3.25%, 09/15/2022	100	101		Boston Scientific Corp
4.65%, 01/25/2043	100	100		6.00%, 01/15/2020	51		60
5.88%, 04/15/2014	30	31		6.25%, 11/15/2015	51		57
Delhaize Group SA				7.38%, 01/15/2040	51		69
5.70%, 10/01/2040	102	100		Covidien International Finance SA
General Mills Inc				6.00%, 10/15/2017	123		147
3.15%, 12/15/2021	77	81		Medtronic Inc
HJ Heinz Finance Co				2.75%, 04/01/2023	200		199
6.75%, 03/15/2032	25	28		3.00%, 03/15/2015	128		134
Kellogg Co				4.45%, 03/15/2020	102		117
4.00%, 12/15/2020	77	86		St Jude Medical Inc
Kraft Foods Group Inc				3.25%, 04/15/2023(e)	600		602
1.63%, 06/04/2015	300	305		Stryker Corp
3.50%, 06/06/2022	300	314		4.10%, 04/01/2043	200		198
5.00%, 06/04/2042	200	214		4.38%, 01/15/2020	25		28
5.38%, 02/10/2020	95	113					$1,993
6.50%, 02/09/2040	75	96
6.88%, 01/26/2039	161	212		Healthcare - Services - 0.34%
				Aetna Inc
Kroger Co/The				1.50%, 11/15/2017	100		100
3.40%, 04/15/2022	154	160
4.95%, 01/15/2015	77	82		4.13%, 06/01/2021	102		112
				4.13%, 11/15/2042	100		95
5.40%, 07/15/2040	25	27		6.63%, 06/15/2036	105		136
6.15%, 01/15/2020	12	15
6.40%, 08/15/2017	18	21		6.75%, 12/15/2037	112		149
				Cigna Corp
Mondelez International Inc				2.75%, 11/15/2016	128		135
4.13%, 02/09/2016	115	125
5.38%, 02/10/2020	188	224		5.38%, 02/15/2042	128		145
				Quest Diagnostics Inc
6.50%, 08/11/2017	257	310		4.70%, 04/01/2021	102		112
6.50%, 02/09/2040	200	260
Safeway Inc				4.75%, 01/30/2020	3		3
3.95%, 08/15/2020	32	33		5.45%, 11/01/2015	18		20
				UnitedHealth Group Inc
Unilever Capital Corp				0.85%, 10/15/2015	160		161
5.90%, 11/15/2032	100	132		1.40%, 10/15/2017	400		403
		$3,768		2.88%, 03/15/2022	180		182
Forest Products & Paper - 0.08%				4.70%, 02/15/2021	90		103
Georgia-Pacific LLC				6.50%, 06/15/2037	77		99
7.75%, 11/15/2029	51	69		6.88%, 02/15/2038	141		190
8.00%, 01/15/2024	128	177		WellPoint Inc
International Paper Co				3.30%, 01/15/2023	300		304
7.30%, 11/15/2039	25	33		4.65%, 01/15/2043	100		100
7.50%, 08/15/2021	136	178		5.25%, 01/15/2016	33		37
9.38%, 05/15/2019	61	84		5.80%, 08/15/2040	5		6
MeadWestvaco Corp				6.38%, 06/15/2037	77		95
7.38%, 09/01/2019	100	122		7.00%, 02/15/2019	180		225
Plum Creek Timberlands LP							$2,912
4.70%, 03/15/2021	51	56		Home Furnishings - 0.01%
		$719		Whirlpool Corp
Gas- 0.06%				4.85%, 06/15/2021	77		85
Atmos Energy Corp
4.95%, 10/15/2014	51	54		Insurance - 0.80%
CenterPoint Energy Inc				ACE INA Holdings Inc
6.50%, 05/01/2018	77	94		5.88%, 06/15/2014	25		27
National Grid PLC				Aegon NV
6.30%, 08/01/2016	41	48		4.63%, 12/01/2015	23		25
Sempra Energy				Aflac Inc
6.00%, 10/15/2039	112	139		3.45%, 08/15/2015	220		234
6.15%, 06/15/2018	120	147		6.45%, 08/15/2040	132		166
		$482

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Insurance (continued)				Insurance (continued)
Aflac Inc (continued)				Unum Group
8.50%, 05/15/2019	$12	$16		7.13%, 09/30/2016	$77		$91
Allstate Corp/The				Validus Holdings Ltd
5.20%, 01/15/2042	128	147		8.88%, 01/26/2040	51		68
6.13%, 12/15/2032	200	247		Willis Group Holdings PLC
6.75%, 05/15/2018	51	63		4.13%, 03/15/2016	128		136
7.45%, 05/16/2019	51	67		WR Berkley Corp
American International Group Inc				6.25%, 02/15/2037	29		35
3.00%, 03/20/2015	128	133		XL Group PLC
4.25%, 09/15/2014	290	304		5.25%, 09/15/2014	12		13
4.88%, 06/01/2022	250	283					$6,785
5.60%, 10/18/2016	77	87
5.85%, 01/16/2018	154	180		Internet - 0.11%
6.25%, 05/01/2036	300	373		Amazon.com Inc
6.40%, 12/15/2020	128	158		0.65%, 11/27/2015	200		200
8.25%, 08/15/2018	113	146		1.20%, 11/29/2017	100		99
Aon Corp				2.50%, 11/29/2022	100		97
5.00%, 09/30/2020	128	147		eBay Inc
AXA SA				1.63%, 10/15/2015	51		52
8.60%, 12/15/2030	38	49		2.60%, 07/15/2022	100		100
Berkshire Hathaway Finance Corp				4.00%, 07/15/2042	100		92
4.25%, 01/15/2021	102	115		Expedia Inc
5.75%, 01/15/2040	115	137		7.46%, 08/15/2018	128		153
Berkshire Hathaway Inc				Google Inc
1.90%, 01/31/2017	128	132		1.25%, 05/19/2014	51		52
3.20%, 02/11/2015	178	187		2.13%, 05/19/2016	51		53
3.40%, 01/31/2022	205	216		3.63%, 05/19/2021	51		57
Chubb Corp/The							$955
6.50%, 05/15/2038	10	14		Iron & Steel - 0.10%
CNA Financial Corp				Cliffs Natural Resources Inc
5.75%, 08/15/2021	77	91		4.88%, 04/01/2021	128		126
Fidelity National Financial Inc				Nucor Corp
6.60%, 05/15/2017	51	58		5.75%, 12/01/2017	12		14
Genworth Financial Inc				Vale Overseas Ltd
7.70%, 06/15/2020	25	30		5.63%, 09/15/2019	46		52
Hartford Financial Services Group Inc				6.25%, 01/23/2017	351		400
5.38%, 03/15/2017	177	202		6.88%, 11/21/2036	167		190
6.63%, 03/30/2040	25	32		8.25%, 01/17/2034	38		49
Lincoln National Corp							$831
7.00%, 06/15/2040	47	62
8.75%, 07/01/2019	141	191		Lodging - 0.04%
Markel Corp				Wyndham Worldwide Corp
5.00%, 03/30/2043	200	200		3.90%, 03/01/2023	300		301
Marsh & McLennan Cos Inc
5.75%, 09/15/2015	10	11		Machinery - Construction & Mining - 0.01%
MetLife Inc				Caterpillar Inc
5.70%, 06/15/2035	164	192		3.80%, 08/15/2042	105		99
6.40%, 12/15/2066(b)	38	42
6.75%, 06/01/2016	257	302
7.72%, 02/15/2019	25	32		Machinery - Diversified - 0.05%
PartnerRe Finance B LLC				Deere & Co
5.50%, 06/01/2020	25	28		4.38%, 10/16/2019	56		65
Progressive Corp/The				Rockwell Automation Inc
3.75%, 08/23/2021	277	302		6.25%, 12/01/2037	51		67
Protective Life Corp				Roper Industries Inc
8.45%, 10/15/2039	51	67		1.85%, 11/15/2017	300		302
Prudential Financial Inc							$434
3.88%, 01/14/2015	180	189		Media- 1.16%
4.50%, 11/16/2021	128	142		CBS Corp
4.75%, 09/17/2015	51	56		1.95%, 07/01/2017	200		203
5.10%, 09/20/2014	28	30		4.85%, 07/01/2042	200		194
5.70%, 12/14/2036	25	29		5.75%, 04/15/2020	65		77
5.80%, 11/16/2041	51	59		7.88%, 07/30/2030	178		235
5.88%, 09/15/2042(b)	100	106
				Comcast Corp
6.00%, 12/01/2017	77	92		2.85%, 01/15/2023	100		100
6.63%, 12/01/2037	126	158		4.25%, 01/15/2033	100		101
Travelers Cos Inc/The				4.65%, 07/15/2042	100		102
6.25%, 06/15/2037	12	16		5.15%, 03/01/2020	274		325
6.75%, 06/20/2036	51	70		5.90%, 03/15/2016	128		146

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Media (continued)				Media (continued)
Comcast Corp (continued)				Viacom Inc (continued)
6.30%, 11/15/2017	$128	$156		3.88%, 12/15/2021	$128		$137
6.40%, 03/01/2040	449	568		4.25%, 09/15/2015	22		24
6.45%, 03/15/2037	60	76		4.38%, 03/15/2043(a)	100		92
6.95%, 08/15/2037	274	364		6.88%, 04/30/2036	166		205
COX Communications Inc				Walt Disney Co/The
5.45%, 12/15/2014	82	89		0.45%, 12/01/2015	250		250
5.50%, 10/01/2015	25	28		1.10%, 12/01/2017	100		100
DIRECTV Holdings LLC / DIRECTV				1.35%, 08/16/2016	51		52
Financing Co Inc				2.75%, 08/16/2021	102		105
2.40%, 03/15/2017	200	205		3.70%, 12/01/2042	100		96
3.55%, 03/15/2015	199	208		7.00%, 03/01/2032	51		72
3.80%, 03/15/2022	102	104					$9,832
4.60%, 02/15/2021	171	186
5.88%, 10/01/2019	56	66		Metal Fabrication & Hardware - 0.08%
6.00%, 08/15/2040	163	174		Precision Castparts Corp
Discovery Communications LLC				0.70%, 12/20/2015	200		200
3.25%, 04/01/2023	200	203		1.25%, 01/15/2018	200		200
3.70%, 06/01/2015	32	34		2.50%, 01/15/2023	100		99
5.05%, 06/01/2020	51	59		3.90%, 01/15/2043	175		172
5.63%, 08/15/2019	51	60					$671
6.35%, 06/01/2040	43	52		Mining - 0.47%
Historic TW Inc				Alcoa Inc
6.88%, 06/15/2018	25	31		5.40%, 04/15/2021	51		53
McGraw-Hill Cos Inc/The				5.90%, 02/01/2027	51		54
6.55%, 11/15/2037	51	54		6.15%, 08/15/2020	12		13
NBCUniversal Media LLC				6.50%, 06/15/2018	167		188
3.65%, 04/30/2015	129	137		AngloGold Ashanti Holdings PLC
4.38%, 04/01/2021	151	170		5.38%, 04/15/2020	3		3
5.15%, 04/30/2020	75	89		Barrick Gold Corp
5.95%, 04/01/2041	100	121		2.90%, 05/30/2016	177		186
6.40%, 04/30/2040	251	318		6.95%, 04/01/2019	200		247
News America Inc				Barrick PD Australia Finance Pty Ltd
4.50%, 02/15/2021	200	226		4.95%, 01/15/2020	60		67
5.65%, 08/15/2020	51	61		5.95%, 10/15/2039	90		98
6.15%, 02/15/2041	77	92		BHP Billiton Finance USA Ltd
6.20%, 12/15/2034	54	64		1.13%, 11/21/2014	77		78
6.40%, 12/15/2035	128	155		1.63%, 02/24/2017	128		130
6.90%, 03/01/2019	154	194		3.25%, 11/21/2021	128		135
Reed Elsevier Capital Inc				4.13%, 02/24/2042	128		129
3.13%, 10/15/2022(a)	125	121		5.50%, 04/01/2014	257		270
Thomson Reuters Corp				6.50%, 04/01/2019	23		29
5.70%, 10/01/2014	23	25		Freeport-McMoRan Copper & Gold Inc
5.85%, 04/15/2040	25	30		3.55%, 03/01/2022	202		201
Time Warner Cable Inc				Newmont Mining Corp
3.50%, 02/01/2015	25	26		3.50%, 03/15/2022	102		103
4.00%, 09/01/2021	180	192		5.13%, 10/01/2019	51		59
5.50%, 09/01/2041	300	308		6.25%, 10/01/2039	118		136
5.85%, 05/01/2017	51	59		Rio Tinto Alcan Inc
6.55%, 05/01/2037	51	59		6.13%, 12/15/2033	77		96
6.75%, 07/01/2018	51	63		Rio Tinto Finance USA Ltd
6.75%, 06/15/2039	77	91		2.25%, 09/20/2016	200		207
7.30%, 07/01/2038	300	373		3.75%, 09/20/2021	128		135
8.25%, 04/01/2019	154	200		6.50%, 07/15/2018	203		249
8.75%, 02/14/2019	48	63		7.13%, 07/15/2028	12		16
Time Warner Entertainment Co LP				8.95%, 05/01/2014	33		36
8.38%, 07/15/2033	95	131		9.00%, 05/01/2019	83		114
Time Warner Inc				Rio Tinto Finance USA PLC
3.15%, 07/15/2015	79	83		4.75%, 03/22/2042	328		342
4.00%, 01/15/2022	180	194		Southern Copper Corp
4.70%, 01/15/2021	81	91		5.38%, 04/16/2020	25		28
4.88%, 03/15/2020	42	48		6.75%, 04/16/2040	108		122
5.38%, 10/15/2041	128	138		Teck Resources Ltd
5.88%, 11/15/2016	180	209		3.00%, 03/01/2019	102		104
6.10%, 07/15/2040	43	50		4.50%, 01/15/2021	200		213
6.20%, 03/15/2040	51	59		6.25%, 07/15/2041	154		163
6.50%, 11/15/2036	20	24					$4,004
7.63%, 04/15/2031	95	129
Viacom Inc
2.50%, 12/15/2016	102	106

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Miscellaneous Manufacturing - 0.26%				Mortgage Backed Securities (continued)
3M Co				Commercial Mortgage Pass Through
1.38%, 09/29/2016	$128	$131		Certificates
5.70%, 03/15/2037	38	49		2.82%, 11/15/2045(b)	$500	$504
Danaher Corp				4.84%, 10/15/2037(b)	51	54
5.63%, 01/15/2018	128	152		Commercial Mortgage Pass-Through
Dover Corp				Certificates Series 2007-C4
5.38%, 03/01/2041	77	94		5.76%, 09/15/2039(b)	111	120
Eaton Corp				Commercial Mortgage Trust 2007-GG11
0.95%, 11/02/2015(a)	200	201		5.74%, 12/10/2049	386	445
1.50%, 11/02/2017(a)	100	100		Commercial Mortgage Trust 2007-GG9
2.75%, 11/02/2022(a)	100	100		5.44%, 03/10/2039(b)	217	248
4.00%, 11/02/2032(a)	100	100		Credit Suisse First Boston Mortgage Securities
4.15%, 11/02/2042(a)	50	49		Corp
GE Capital Trust I				4.83%, 11/15/2037	206	217
6.38%, 11/15/2067	15	16		5.01%, 02/15/2038	257	273
General Electric Co				GE Capital Commercial Mortgage Corp
0.85%, 10/09/2015	100	100		4.94%, 07/10/2045	18	19
2.70%, 10/09/2022	300	300		5.31%, 11/10/2045(b)	26	28
4.13%, 10/09/2042	300	301		GS Mortgage Securities Trust 2007-GG10
5.25%, 12/06/2017	300	351		5.79%, 08/10/2045(b)	57	59
Ingersoll-Rand Global Holding Co Ltd				5.79%, 08/10/2045(b)	514	589
9.50%, 04/15/2014	10	11		JP Morgan Chase Commercial Mortgage
Parker Hannifin Corp				Securities Corp
3.50%, 09/15/2022	77	83		4.88%, 01/15/2042	136	144
Textron Inc				JP Morgan Chase Commercial Mortgage
6.20%, 03/15/2015	9	10		Securities Corp Series 2005-LDP2
Tyco Electronics Group SA				4.74%, 07/15/2042	90	96
6.55%, 10/01/2017	12	14		4.78%, 07/15/2042	77	83
7.13%, 10/01/2037	14	18		JP Morgan Chase Commercial Mortgage
		$2,180		Securities Trust 2006-CIBC17
				5.43%, 12/12/2043	305	341
Mortgage Backed Securities - 1.66%				JP Morgan Chase Commercial Mortgage
Banc of America Commercial Mortgage Trust				Securities Trust 2006-LDP7
2006-3				5.87%, 04/15/2045(b)	257	291
5.89%, 07/10/2044	15	17		JP Morgan Chase Commercial Mortgage
Banc of America Commercial Mortgage Trust				Securities Trust 2006-LDP8
2006-5				5.44%, 05/15/2045(b)	17	19
5.41%, 09/10/2047(b)	514	578
				JP Morgan Chase Commercial Mortgage
Banc of America Commercial Mortgage Trust				Securities Trust 2006-LDP9
2007-2				5.34%, 05/15/2047	342	385
5.63%, 04/10/2049	20	20		JP Morgan Chase Commercial Mortgage
Banc of America Commercial Mortgage Trust				Securities Trust 2007-CIBC18
2008-1				5.45%, 06/12/2047	86	88
6.19%, 02/10/2051(b)	41	49
				JP Morgan Chase Commercial Mortgage
Banc of America Merrill Lynch Commercial				Securities Trust 2007-LDP10
Mortgage Inc				5.42%, 01/15/2049	154	175
5.08%, 11/10/2042(b)	77	79
5.19%, 09/10/2047(b)	129	141		JP Morgan Chase Commercial Mortgage
				Securities Trust 2011-C5
Bear Stearns Commercial Mortgage Securities				4.17%, 08/15/2046	257	288
Trust 2005-PWR10				LB Commercial Mortgage Trust 2007-C3
5.41%, 12/11/2040	125	138		5.86%, 07/15/2044(b)	63	73
Bear Stearns Commercial Mortgage Securities				LB-UBS Commercial Mortgage Trust 2004-
Trust 2006-PWR12				C4
5.72%, 09/11/2038(b)	99	112		5.51%, 06/15/2029(b)	154	162
Bear Stearns Commercial Mortgage Securities				LB-UBS Commercial Mortgage Trust 2005-
Trust 2006-PWR13				C3
5.54%, 09/11/2041	129	145		4.79%, 07/15/2040(b)	257	277
Bear Stearns Commercial Mortgage Securities				4.84%, 07/15/2040	180	191
Trust 2006-TOP24				LB-UBS Commercial Mortgage Trust 2005-
5.54%, 10/12/2041	194	221		C5
CD 2006-CD3 Mortgage Trust				5.02%, 09/15/2040	142	154
5.62%, 10/15/2048	82	93		LB-UBS Commercial Mortgage Trust 2005-
Citigroup Commercial Mortgage Trust 2004-				C7
C2				5.20%, 11/15/2030	129	140
4.73%, 10/15/2041	197	206		LB-UBS Commercial Mortgage Trust 2006-
COMM 2007-C9 Mortgage Trust				C3
5.80%, 12/10/2049(b)	129	151
Commercial Mortgage Loan Trust 2008-LS1				5.66%, 03/15/2039	129	144
6.01%, 12/10/2049 (b)	89	104		LB-UBS Commercial Mortgage Trust 2007-
				C2
				5.43%, 02/15/2040	1,300	1,465

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's)	Value(000	's)
Mortgage Backed Securities (continued)				Oil & Gas (continued)
LB-UBS Commercial Mortgage Trust 2007-				BP Capital Markets PLC	(continued)
C6				3.20%, 03/11/2016		$102	$109
5.86%, 07/15/2040(b)	$44	$50		3.56%, 11/01/2021		200	212
Merrill Lynch Mortgage Trust 2005-CKI1				3.88%, 03/10/2015		415	440
5.27%, 11/12/2037(b)	581	634		4.74%, 03/11/2021		128	148
Merrill Lynch Mortgage Trust 2006-C2				4.75%, 03/10/2019		25	29
5.74%, 08/12/2043	800	908		Canadian Natural Resources Ltd
Merrill Lynch Mortgage Trust 2007-C1				5.70%, 05/15/2017		16	19
5.85%, 06/12/2050(b)	77	89		6.25%, 03/15/2038		164	199
Morgan Stanley Capital I Trust 2005-IQ9				Cenovus Energy Inc
4.70%, 07/15/2056	341	361		4.50%, 09/15/2014		42	44
Morgan Stanley Capital I Trust 2006-HQ8				5.70%, 10/15/2019		152	184
5.42%, 03/12/2044(b)	257	283		6.75%, 11/15/2039		128	166
Morgan Stanley Capital I Trust 2006-IQ11				Chevron Corp
5.64%, 10/15/2042(b)	2	2		2.36%, 12/05/2022		300	298
Morgan Stanley Capital I Trust 2007-HQ12				4.95%, 03/03/2019		400	477
5.57%, 04/12/2049(b)	135	140		Conoco Funding Co
5.57%, 04/12/2049(b)	278	310		7.25%, 10/15/2031		200	285
Morgan Stanley Capital I Trust 2007-IQ13				ConocoPhillips
5.36%, 03/15/2044(b)	100	114		4.60%, 01/15/2015		257	275
Morgan Stanley Capital I Trust 2007-TOP25				6.00%, 01/15/2020		293	367
5.51%, 11/12/2049	257	294		6.50%, 02/01/2039		169	226
UBS Commercial Mortgage Trust 2012-C1				ConocoPhillips Canada Funding Co I
3.40%, 05/10/2045(b)	500	528		5.63%, 10/15/2016		77	89
Wachovia Bank Commercial Mortgage Trust				ConocoPhillips Holding Co
Series 2005-C22				6.95%, 04/15/2029		102	138
5.28%, 12/15/2044(b)	129	141		Devon Energy Corp
Wachovia Bank Commercial Mortgage Trust				1.88%, 05/15/2017		102	103
Series 2006-C23				5.60%, 07/15/2041		125	137
5.42%, 01/15/2045	193	215		6.30%, 01/15/2019		154	186
Wachovia Bank Commercial Mortgage Trust				7.95%, 04/15/2032		92	126
Series 2006-C27				Devon Financing Corp LLC
5.80%, 07/15/2045	287	322		7.88%, 09/30/2031		128	174
Wachovia Bank Commercial Mortgage Trust				Encana Corp
Series 2006-C29				3.90%, 11/15/2021		200	212
5.30%, 11/15/2048	449	468		5.90%, 12/01/2017		25	29
Wachovia Bank Commercial Mortgage Trust				6.50%, 02/01/2038		66	77
Series 2007-C34				Ensco PLC
5.68%, 05/15/2046(b)	90	104		3.25%, 03/15/2016		51	54
		$14,089		4.70%, 03/15/2021		200	223
				EOG Resources Inc
Office & Business Equipment - 0.06%				2.63%, 03/15/2023		200	197
Pitney Bowes Inc				4.40%, 06/01/2020		51	59
5.75%, 09/15/2017	177	193		EQT Corp
Xerox Corp				6.50%, 04/01/2018		127	147
2.95%, 03/15/2017	154	159		Hess Corp
4.25%, 02/15/2015	48	51		5.60%, 02/15/2041		51	55
4.50%, 05/15/2021	51	54		7.13%, 03/15/2033		200	247
5.63%, 12/15/2019	21	24		7.30%, 08/15/2031		38	47
8.25%, 05/15/2014	28	30		8.13%, 02/15/2019		25	32
		$511		Husky Energy Inc
Oil & Gas - 1.96%				5.90%, 06/15/2014		25	26
Alberta Energy Co Ltd				Marathon Oil Corp
7.38%, 11/01/2031	77	95		5.90%, 03/15/2018		251	299
Anadarko Finance Co				6.60%, 10/01/2037		23	29
7.50%, 05/01/2031	77	102		Marathon Petroleum Corp
Anadarko Petroleum Corp				3.50%, 03/01/2016		77	82
5.95%, 09/15/2016	178	205		5.13%, 03/01/2021		77	90
6.20%, 03/15/2040	25	30		Nabors Industries Inc
6.38%, 09/15/2017	206	246		9.25%, 01/15/2019		277	356
6.45%, 09/15/2036	125	154		Nexen Inc
Apache Corp				6.40%, 05/15/2037		57	74
3.63%, 02/01/2021	77	83		7.50%, 07/30/2039		15	22
4.75%, 04/15/2043	128	131		Noble Energy Inc
5.10%, 09/01/2040	92	99		6.00%, 03/01/2041		102	122
BP Capital Markets PLC				Noble Holding International Ltd
1.85%, 05/05/2017	200	205		2.50%, 03/15/2017		128	132
2.50%, 11/06/2022	200	195		3.45%, 08/01/2015		25	26
3.13%, 10/01/2015	151	159		6.20%, 08/01/2040		25	28

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)				Oil & Gas (continued)
Occidental Petroleum Corp				Valero Energy Corp
2.70%, 02/15/2023	$300	$300		4.50%, 02/01/2015	$7	$7
4.13%, 06/01/2016	77	85		6.13%, 02/01/2020	138	168
PC Financial Partnership				6.63%, 06/15/2037	34	41
5.00%, 11/15/2014	25	27		7.50%, 04/15/2032	15	19
Pemex Project Funding Master Trust				9.38%, 03/15/2019	128	175
5.75%, 03/01/2018	141	162				$16,654
6.63%, 06/15/2035	36	43
Petrobras International Finance Co - Pifco				Oil & Gas Services - 0.12%
2.88%, 02/06/2015	228	233		Baker Hughes Inc
3.88%, 01/27/2016	377	395		5.13%, 09/15/2040	281	326
5.38%, 01/27/2021	205	221		7.50%, 11/15/2018	12	16
5.75%, 01/20/2020	238	262		Cameron International Corp
5.88%, 03/01/2018	77	86		6.38%, 07/15/2018	154	185
6.75%, 01/27/2041	177	200		Halliburton Co
6.88%, 01/20/2040	25	29		3.25%, 11/15/2021	51	54
7.88%, 03/15/2019	116	141		4.50%, 11/15/2041	51	55
Petro-Canada				7.45%, 09/15/2039	10	15
6.80%, 05/15/2038	12	16		Weatherford International Ltd/Bermuda
Petroleos Mexicanos				5.13%, 09/15/2020	51	55
4.88%, 03/15/2015	205	219		6.00%, 03/15/2018	12	14
4.88%, 01/24/2022	385	426		6.75%, 09/15/2040	51	56
5.50%, 01/21/2021	208	239		9.63%, 03/01/2019	164	214
5.50%, 06/27/2044(a)	200	206				$990
5.50%, 06/27/2044	150	155		Other Asset Backed Securities - 0.05%
8.00%, 05/03/2019	31	40		CenterPoint Energy Restoration Bond Co
Phillips 66				LLC
1.95%, 03/05/2015	200	204		3.46%, 08/15/2019	103	112
2.95%, 05/01/2017	128	136		Detroit Edison Securitization Funding LLC
4.30%, 04/01/2022	128	141		6.62%, 03/01/2016	300	322
5.88%, 05/01/2042	128	150				$434
Pioneer Natural Resources Co
3.95%, 07/15/2022	100	104		Pharmaceuticals - 1.02%
Pride International Inc				Abbott Laboratories
6.88%, 08/15/2020	77	97		5.30%, 05/27/2040	200	245
Rowan Cos Inc				AbbVie Inc
5.00%, 09/01/2017	23	26		1.20%, 11/06/2015(a)	300	302
Shell International Finance BV				1.75%, 11/06/2017(a)	300	304
1.13%, 08/21/2017	200	201		2.00%, 11/06/2018(a)	200	202
2.38%, 08/21/2022	100	99		2.90%, 11/06/2022(a)	200	200
3.10%, 06/28/2015	159	168		4.40%, 11/06/2042(a)	200	202
3.63%, 08/21/2042	100	97		Actavis Inc
4.30%, 09/22/2019	51	59		1.88%, 10/01/2017	200	202
4.38%, 03/25/2020	25	29		5.00%, 08/15/2014	64	68
5.50%, 03/25/2040	25	31		6.13%, 08/15/2019	12	15
6.38%, 12/15/2038	43	59		AstraZeneca PLC
Southwestern Energy Co				1.95%, 09/18/2019	100	101
4.10%, 03/15/2022	150	159		4.00%, 09/18/2042	100	97
Statoil ASA				5.90%, 09/15/2017	77	92
3.15%, 01/23/2022	102	108		6.45%, 09/15/2037	144	186
5.10%, 08/17/2040	263	309		Bristol-Myers Squibb Co
5.25%, 04/15/2019	23	28		0.88%, 08/01/2017	100	99
Suncor Energy Inc				3.25%, 08/01/2042	100	88
6.10%, 06/01/2018	128	155		5.88%, 11/15/2036	5	6
6.50%, 06/15/2038	126	160		6.80%, 11/15/2026	25	35
6.85%, 06/01/2039	5	7		Cardinal Health Inc
Talisman Energy Inc				1.70%, 03/15/2018	300	299
5.13%, 05/15/2015	9	10		3.20%, 03/15/2023	200	199
6.25%, 02/01/2038	248	280		4.60%, 03/15/2043	100	98
Total Capital International SA				Eli Lilly & Co
2.88%, 02/17/2022	128	132		5.20%, 03/15/2017	164	190
Total Capital SA				7.13%, 06/01/2025	220	308
3.00%, 06/24/2015	137	144		Express Scripts Holding Co
3.13%, 10/02/2015	200	212		3.13%, 05/15/2016	128	135
4.25%, 12/15/2021	51	58		3.90%, 02/15/2022	200	215
Transocean Inc				4.75%, 11/15/2021	77	87
5.05%, 12/15/2016	200	222		6.13%, 11/15/2041	77	97
6.00%, 03/15/2018	154	174		6.25%, 06/15/2014	257	274
6.38%, 12/15/2021	77	90		GlaxoSmithKline Capital Inc
6.80%, 03/15/2038	100	110		5.65%, 05/15/2018	102	123

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Pharmaceuticals (continued)					Pipelines (continued)
GlaxoSmithKline Capital Inc	(continued)				Kinder Morgan Energy Partners LP
6.38%, 05/15/2038		$332	$444		(continued)
GlaxoSmithKline Capital PLC					3.50%, 09/01/2023	$200		$203
0.75%, 05/08/2015		102	102		4.15%, 03/01/2022	300		322
1.50%, 05/08/2017		100	102		5.00%, 03/01/2043	100		102
2.85%, 05/08/2022		128	131		6.38%, 03/01/2041	128		154
Johnson & Johnson					6.50%, 09/01/2039	112		135
2.95%, 09/01/2020		128	137		6.95%, 01/15/2038	112		141
4.95%, 05/15/2033		201	240		7.40%, 03/15/2031	177		227
5.55%, 08/15/2017		128	153		9.00%, 02/01/2019	77		103
Medco Health Solutions Inc					Magellan Midstream Partners LP
7.13%, 03/15/2018		169	209		4.20%, 12/01/2042	200		188
Merck & Co Inc					ONEOK Partners LP
1.10%, 01/31/2018		100	100		6.13%, 02/01/2041	128		149
2.25%, 01/15/2016		51	53		8.63%, 03/01/2019	20		26
2.40%, 09/15/2022		100	99		Panhandle Eastern Pipe Line Co LP
3.60%, 09/15/2042		100	95		6.20%, 11/01/2017	81		96
6.55%, 09/15/2037		187	258		Plains All American Pipeline LP / PAA
Merck Sharp & Dohme Corp					Finance Corp
5.00%, 06/30/2019		154	184		2.85%, 01/31/2023	200		197
Novartis Capital Corp					3.65%, 06/01/2022	128		135
2.90%, 04/24/2015		77	81		3.95%, 09/15/2015	51		55
4.40%, 04/24/2020		77	89		4.30%, 01/31/2043	200		192
Novartis Securities Investment Ltd					5.75%, 01/15/2020	15		18
5.13%, 02/10/2019		64	76		Southern Natural Gas Co LLC
Pfizer Inc					5.90%, 04/01/2017(a),(b)	12		14
4.65%, 03/01/2018		51	59		Southern Natural Gas Co LLC / Southern
5.35%, 03/15/2015		51	56		Natural Issuing Corp
6.20%, 03/15/2019		280	352		4.40%, 06/15/2021	51		56
7.20%, 03/15/2039		151	223		Sunoco Logistics Partners Operations LP
Sanofi					3.45%, 01/15/2023	200		198
1.20%, 09/30/2014		128	129		4.95%, 01/15/2043	200		196
2.63%, 03/29/2016		77	81		5.50%, 02/15/2020	46		52
Teva Pharmaceutical Finance Co LLC					Tennessee Gas Pipeline Co LLC
6.15%, 02/01/2036		51	65		7.50%, 04/01/2017	77		94
Teva Pharmaceutical Finance II BV / Teva					Texas Eastern Transmission LP
Pharmaceutical Finance III LLC					7.00%, 07/15/2032	100		134
3.00%, 06/15/2015		228	239		TransCanada PipeLines Ltd
Wyeth LLC					3.80%, 10/01/2020	128		140
5.50%, 02/15/2016		77	88		6.10%, 06/01/2040	25		32
5.95%, 04/01/2037		91	116		6.50%, 08/15/2018	42		52
Zoetis Inc					7.25%, 08/15/2038	51		71
1.15%, 02/01/2016(a)		100	100		7.63%, 01/15/2039	115		165
3.25%, 02/01/2023(a)		100	101		Williams Cos Inc/The
			$8,631		7.50%, 01/15/2031	11		13
					7.88%, 09/01/2021	128		164
Pipelines - 0.68%					Williams Partners LP
Boardwalk Pipelines LP					3.80%, 02/15/2015	70		74
3.38%, 02/01/2023		200	196		5.25%, 03/15/2020	180		205
El Paso Pipeline Partners Operating Co LLC					6.30%, 04/15/2040	43		50
4.70%, 11/01/2042		200	190					$5,786
Enbridge Energy Partners LP
5.20%, 03/15/2020		9	10		Regional Authority - 0.38%
9.88%, 03/01/2019		87	119		Province of British Columbia
Energy Transfer Partners LP					2.65%, 09/22/2021	77		80
5.20%, 02/01/2022		102	115		6.50%, 01/15/2026	18		25
6.50%, 02/01/2042		102	117		Province of Manitoba Canada
6.70%, 07/01/2018		23	28		1.30%, 04/03/2017	280		285
9.00%, 04/15/2019		6	8		2.63%, 07/15/2015	77		81
Enterprise Products Operating LLC					Province of Nova Scotia Canada
1.25%, 08/13/2015		70	71		5.13%, 01/26/2017	41		47
3.20%, 02/01/2016		51	54		Province of Ontario Canada
4.85%, 08/15/2042		100	102		0.95%, 05/26/2015	200		202
5.20%, 09/01/2020		77	90		2.70%, 06/16/2015	128		134
6.13%, 10/15/2039		23	27		2.95%, 02/05/2015	444		464
6.45%, 09/01/2040		77	95		3.15%, 12/15/2017	200		219
6.50%, 01/31/2019		161	200		4.00%, 10/07/2019	77		88
6.88%, 03/01/2033		15	19		4.10%, 06/16/2014	97		101
Kinder Morgan Energy Partners LP					4.40%, 04/14/2020	151		176
3.50%, 03/01/2016		180	192		4.95%, 11/28/2016	180		207

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Regional Authority (continued)					Retail - 0.74%
Province of Ontario Canada	(continued)				AutoZone Inc
5.45%, 04/27/2016		$302	$346		4.00%, 11/15/2020	$251		$269
Province of Quebec Canada					Costco Wholesale Corp
2.75%, 08/25/2021		231	240		0.65%, 12/07/2015	500		501
4.88%, 05/05/2014		51	54		CVS Caremark Corp
5.13%, 11/14/2016		351	405		3.25%, 05/18/2015	18		19
7.50%, 09/15/2029		64	96		5.75%, 06/01/2017	25		30
Province of Saskatchewan Canada					6.13%, 09/15/2039	79		98
8.50%, 07/15/2022		6	9		6.25%, 06/01/2027	100		128
			$3,259		Darden Restaurants Inc
					6.80%, 10/15/2037(b)	27		31
REITS- 0.45%					Gap Inc/The
American Tower Corp					5.95%, 04/12/2021	25		29
4.70%, 03/15/2022		128	139		Home Depot Inc/The
7.00%, 10/15/2017		32	38		5.40%, 03/01/2016	164		186
AvalonBay Communities Inc					5.88%, 12/16/2036	237		295
2.95%, 09/15/2022		100	98		5.95%, 04/01/2041	351		446
BioMed Realty LP					Kohl's Corp
6.13%, 04/15/2020		6	7		4.00%, 11/01/2021	177		183
Boston Properties LP					Lowe's Cos Inc
3.85%, 02/01/2023		200	211		3.80%, 11/15/2021	102		112
4.13%, 05/15/2021		77	83		4.63%, 04/15/2020	77		89
5.63%, 11/15/2020		25	30		5.80%, 04/15/2040	77		93
Brandywine Operating Partnership LP					6.65%, 09/15/2037	12		16
3.95%, 02/15/2023		200	201		Macy's Retail Holdings Inc
DDR Corp					2.88%, 02/15/2023	300		290
4.63%, 07/15/2022		200	216		4.30%, 02/15/2043	200		183
Digital Realty Trust LP					5.75%, 07/15/2014	51		54
4.50%, 07/15/2015		55	59		5.90%, 12/01/2016	225		261
Duke Realty LP					6.65%, 07/15/2024	25		31
3.88%, 10/15/2022		100	103		6.90%, 04/01/2029	25		30
7.38%, 02/15/2015		25	28		McDonald's Corp
EPR Properties					3.50%, 07/15/2020	151		166
7.75%, 07/15/2020		63	75		3.70%, 02/15/2042	128		125
ERP Operating LP					4.88%, 07/15/2040	9		10
4.75%, 07/15/2020		51	58		5.35%, 03/01/2018	36		43
HCP Inc					6.30%, 10/15/2037	12		16
3.75%, 02/01/2016		51	55		Nordstrom Inc
5.38%, 02/01/2021		51	59		4.75%, 05/01/2020	36		41
6.70%, 01/30/2018		15	18		6.25%, 01/15/2018	12		14
Health Care REIT Inc					QVC Inc
3.75%, 03/15/2023		200	201		4.38%, 03/15/2023(a)	250		253
6.13%, 04/15/2020		115	136		Target Corp
Hospitality Properties Trust					4.00%, 07/01/2042	300		292
5.00%, 08/15/2022		100	107		6.00%, 01/15/2018	149		182
6.70%, 01/15/2018		77	88		Walgreen Co
Host Hotels & Resorts LP					1.00%, 03/13/2015	100		100
6.00%, 10/01/2021		200	231		4.40%, 09/15/2042	100		96
Liberty Property LP					5.25%, 01/15/2019	30		35
3.38%, 06/15/2023		300	298		Wal-Mart Stores Inc
ProLogis LP					1.63%, 04/15/2014	51		52
4.50%, 08/15/2017		200	220		2.25%, 07/08/2015	25		26
6.88%, 03/15/2020		5	6		2.80%, 04/15/2016	51		54
7.63%, 08/15/2014		51	55		3.25%, 10/25/2020	51		55
Realty Income Corp					3.63%, 07/08/2020	51		56
5.88%, 03/15/2035		51	57		4.13%, 02/01/2019	102		116
Simon Property Group LP					4.25%, 04/15/2021	51		58
2.15%, 09/15/2017		102	105		5.25%, 09/01/2035	200		235
4.13%, 12/01/2021		200	221		5.63%, 04/01/2040	38		47
5.65%, 02/01/2020		47	57		5.63%, 04/15/2041	180		225
5.75%, 12/01/2015		180	201		5.80%, 02/15/2018	128		156
6.75%, 02/01/2040		25	33		6.20%, 04/15/2038	25		33
10.35%, 04/01/2019		90	130		6.50%, 08/15/2037	115		155
UDR Inc					7.55%, 02/15/2030	128		185
5.25%, 01/15/2015		43	46		Yum! Brands Inc
Ventas Realty LP / Ventas Capital Corp					6.25%, 03/15/2018	29		35
4.25%, 03/01/2022		128	138		6.88%, 11/15/2037	24		31
Vornado Realty LP								$6,266
4.25%, 04/01/2015		51	54
			$3,862

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Semiconductors - 0.15%				Sovereign (continued)
Intel Corp				Italy Government International Bond
1.35%, 12/15/2017	$300	$301		(continued)
3.30%, 10/01/2021	177	186		5.38%, 06/15/2033	$64	$64
4.00%, 12/15/2032	200	198		6.88%, 09/27/2023	212	243
4.25%, 12/15/2042	200	195		Japan Bank for International
4.80%, 10/01/2041	77	81		Cooperation/Japan
National Semiconductor Corp				1.13%, 07/19/2017	100	100
3.95%, 04/15/2015	90	96		2.50%, 01/21/2016	300	316
Texas Instruments Inc				Mexico Government International Bond
0.45%, 08/03/2015	250	249		3.63%, 03/15/2022	300	319
		$1,306		4.75%, 03/08/2044	506	525
				5.63%, 01/15/2017	318	366
Software - 0.25%				5.95%, 03/19/2019	78	94
Adobe Systems Inc				6.05%, 01/11/2040	264	327
4.75%, 02/01/2020	51	57		6.63%, 03/03/2015	110	122
BMC Software Inc				8.30%, 08/15/2031	38	58
4.50%, 12/01/2022	200	204		Panama Government International Bond
Fiserv Inc				5.20%, 01/30/2020	154	180
3.50%, 10/01/2022	100	100		6.70%, 01/26/2036	74	99
Microsoft Corp				8.88%, 09/30/2027	77	119
1.63%, 09/25/2015	300	308		Peruvian Government International Bond
2.95%, 06/01/2014	128	132		5.63%, 11/18/2050	128	153
4.20%, 06/01/2019	115	132		6.55%, 03/14/2037	26	35
4.50%, 10/01/2040	100	108		7.13%, 03/30/2019	30	39
5.30%, 02/08/2041	77	94		7.35%, 07/21/2025	180	254
Oracle Corp				8.75%, 11/21/2033	42	69
3.75%, 07/08/2014	300	312		Poland Government International Bond
3.88%, 07/15/2020	77	86		3.88%, 07/16/2015	77	82
5.00%, 07/08/2019	48	57		5.00%, 03/23/2022	128	146
5.25%, 01/15/2016	77	87		5.13%, 04/21/2021	51	59
5.38%, 07/15/2040	186	218		6.38%, 07/15/2019	144	177
5.75%, 04/15/2018	180	217		South Africa Government International Bond
		$2,112		4.67%, 01/17/2024	200	214
Sovereign - 1.28%				5.88%, 05/30/2022	200	234
Brazilian Government International Bond				6.50%, 06/02/2014	20	21
2.63%, 01/05/2023	300	288		Svensk Exportkredit AB
4.88%, 01/22/2021	257	298		1.75%, 05/30/2017	200	206
5.88%, 01/15/2019	102	123		3.25%, 09/16/2014	251	261
7.13%, 01/20/2037	210	291		5.13%, 03/01/2017	218	252
8.00%, 01/15/2018	100	117		Tennessee Valley Authority
8.25%, 01/20/2034	151	230		4.50%, 04/01/2018	51	60
8.88%, 10/14/2019	122	171		5.25%, 09/15/2039	51	65
8.88%, 04/15/2024	150	229		5.38%, 04/01/2056	154	199
12.25%, 03/06/2030	341	663		6.75%, 11/01/2025	102	147
12.75%, 01/15/2020	51	83		Uruguay Government International Bond
10.50%, 07/14/2014	51	57		4.13%, 11/20/2045	100	93
11.00%, 08/17/2040	12	15		6.88%, 09/28/2025	50	66
Canada Government International Bond				8.00%, 11/18/2022	265	370
0.88%, 02/14/2017	255	257				$10,852
2.38%, 09/10/2014	100	103		Supranational Bank - 1.23%
Chile Government International Bond				African Development Bank
3.25%, 09/14/2021	180	189		1.25%, 09/02/2016	257	263
Colombia Government International Bond				Asian Development Bank
4.38%, 07/12/2021	100	112		1.13%, 03/15/2017	428	435
8.13%, 05/21/2024	51	73		2.50%, 03/15/2016	305	323
11.75%, 02/25/2020	180	281		2.63%, 02/09/2015	195	203
10.38%, 01/28/2033	100	172		2.75%, 05/21/2014	257	264
Export Development Canada				4.25%, 10/20/2014	51	54
1.50%, 05/15/2014	75	76		5.82%, 06/16/2028	15	20
2.25%, 05/28/2015	25	26		6.38%, 10/01/2028	51	68
Israel Government AID Bond				Corp Andina de Fomento
5.50%, 09/18/2023	25	32		3.75%, 01/15/2016	3	3
5.50%, 04/26/2024	25	33		4.38%, 06/15/2022	22	24
5.50%, 09/18/2033	12	16		Council Of Europe Development Bank
Israel Government International Bond				1.50%, 02/22/2017	128	131
5.13%, 03/26/2019	147	171		2.75%, 02/10/2015	25	26
Italy Government International Bond				European Bank for Reconstruction &
3.13%, 01/26/2015	464	470		Development
5.25%, 09/20/2016	133	142		1.00%, 02/16/2017	257	260

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Supranational Bank (continued)				Telecommunications (continued)
European Bank for Reconstruction &				British Telecommunications PLC
Development (continued)				9.62%, 12/15/2030(b)	$77	$119
2.50%, 03/15/2016	$77	$81		Cellco Partnership / Verizon Wireless Capital
2.75%, 04/20/2015	77	81		LLC
European Investment Bank				8.50%, 11/15/2018	249	331
1.00%, 07/15/2015	400	406		Cisco Systems Inc
1.13%, 08/15/2014	400	404		4.45%, 01/15/2020	102	118
1.13%, 09/15/2017	200	201		4.95%, 02/15/2019	33	39
1.50%, 05/15/2014	428	434		5.50%, 02/22/2016	180	205
1.63%, 09/01/2015	257	264		5.90%, 02/15/2039	180	225
1.75%, 03/15/2017	528	547		Corning Inc
2.50%, 05/16/2016	102	108		4.75%, 03/15/2042	102	104
2.75%, 03/23/2015	257	269		Deutsche Telekom International Finance BV
2.88%, 09/15/2020	257	277		5.75%, 03/23/2016	77	87
3.00%, 04/08/2014	102	105		8.75%, 06/15/2030(b)	141	200
3.13%, 06/04/2014	275	284		Embarq Corp
4.88%, 02/16/2016	257	289		7.08%, 06/01/2016	102	117
4.88%, 01/17/2017	400	460		France Telecom SA
4.88%, 02/15/2036	25	30		4.13%, 09/14/2021	128	137
5.13%, 09/13/2016	154	177		4.38%, 07/08/2014	257	268
5.13%, 05/30/2017	102	120		5.38%, 01/13/2042	102	106
Inter-American Development Bank				8.50%, 03/01/2031(b)	315	443
1.13%, 03/15/2017	257	262		Harris Corp
2.25%, 07/15/2015	25	26		4.40%, 12/15/2020	51	56
3.88%, 09/17/2019	77	89		Juniper Networks Inc
3.88%, 02/14/2020	77	89		3.10%, 03/15/2016	77	81
4.25%, 09/14/2015	428	467		Pacific Bell Telephone Co
4.50%, 09/15/2014	227	241		7.13%, 03/15/2026	377	499
International Bank for Reconstruction &				Qwest Corp
Development				7.50%, 10/01/2014	77	84
0.88%, 04/17/2017	400	403		Rogers Communications Inc
1.00%, 09/15/2016	257	261		6.80%, 08/15/2018	108	136
1.13%, 08/25/2014	334	338		7.50%, 03/15/2015	15	17
2.13%, 03/15/2016	300	315		Telecom Italia Capital SA
2.38%, 05/26/2015	257	268		6.18%, 06/18/2014	228	239
7.63%, 01/19/2023	12	18		6.38%, 11/15/2033	171	166
International Finance Corp				7.00%, 06/04/2018	79	89
1.13%, 11/23/2016	128	130		Telefonica Emisiones SAU
2.25%, 04/11/2016	300	316		3.99%, 02/16/2016	200	209
2.75%, 04/20/2015	200	210		4.95%, 01/15/2015	185	194
3.00%, 04/22/2014	257	264		5.13%, 04/27/2020	168	177
Nordic Investment Bank				7.05%, 06/20/2036	295	317
5.00%, 02/01/2017	154	179		Verizon Communications Inc
		$10,487		0.70%, 11/02/2015	150	149
				1.10%, 11/01/2017	100	98
Telecommunications - 1.25%				2.45%, 11/01/2022	100	95
America Movil SAB de CV				3.00%, 04/01/2016	257	272
2.38%, 09/08/2016	257	264		4.60%, 04/01/2021	77	86
3.13%, 07/16/2022	100	98		6.25%, 04/01/2037	11	13
5.63%, 11/15/2017	15	17		6.35%, 04/01/2019	282	346
6.13%, 03/30/2040	102	119		6.40%, 02/15/2038	218	262
AT&T Inc				6.90%, 04/15/2038	56	72
1.60%, 02/15/2017	128	130		8.75%, 11/01/2018	145	195
2.50%, 08/15/2015	244	253		Verizon Global Funding Corp
3.00%, 02/15/2022	100	101		7.75%, 12/01/2030	146	199
3.88%, 08/15/2021	77	83		Vodafone Group PLC
4.30%, 12/15/2042(a)	201	187
4.35%, 06/15/2045(a)	350	325		2.95%, 02/19/2023	200	199
				5.38%, 01/30/2015	102	111
5.35%, 09/01/2040	198	212		5.45%, 06/10/2019	180	214
5.50%, 02/01/2018	102	120		5.63%, 02/27/2017	448	519
5.55%, 08/15/2041	177	195		6.15%, 02/27/2037	51	61
5.60%, 05/15/2018	138	164				$10,608
6.30%, 01/15/2038	79	95
6.50%, 09/01/2037	21	26		Toys, Games & Hobbies - 0.00%
6.55%, 02/15/2039	125	154		Hasbro Inc
Bellsouth Capital Funding Corp				6.35%, 03/15/2040	25	29
7.88%, 02/15/2030	106	137
BellSouth Corp
5.20%, 09/15/2014	257	274

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
Transportation - 0.38%				California (continued)
Burlington Northern Santa Fe LLC				Santa Clara Valley Transportation Authority
4.40%, 03/15/2042	$154	$153		5.88%, 04/01/2032	$25	$31
4.70%, 10/01/2019	33	38		State of California
5.65%, 05/01/2017	54	63		5.25%, 04/01/2014	100	105
7.95%, 08/15/2030	77	107		6.65%, 03/01/2022	75	95
Canadian National Railway Co				7.30%, 10/01/2039	75	105
1.45%, 12/15/2016	51	52		7.60%, 11/01/2040	180	263
2.25%, 11/15/2022	200	197		7.63%, 03/01/2040	280	403
3.50%, 11/15/2042	200	187		University of California
5.55%, 03/01/2019	15	18		1.80%, 07/01/2019	300	301
Canadian Pacific Railway Co				6.55%, 05/15/2048	50	66
4.45%, 03/15/2023	128	141				$3,121
CSX Corp
4.75%, 05/30/2042	277	288		Connecticut - 0.00%
6.25%, 04/01/2015	20	22		State of Connecticut
6.25%, 03/15/2018	82	100		5.85%, 03/15/2032	25	32
FedEx Corp
2.63%, 08/01/2022	100	98		Georgia - 0.03%
3.88%, 08/01/2042	100	93		Municipal Electric Authority of Georgia
Norfolk Southern Corp				6.64%, 04/01/2057	151	179
3.25%, 12/01/2021	251	262		State of Georgia
4.84%, 10/01/2041	100	108		4.50%, 11/01/2025	75	88
5.26%, 09/17/2014	102	109				$267
Ryder System Inc
2.35%, 02/26/2019	200	202		Illinois - 0.12%
3.15%, 03/02/2015	51	53		Chicago Transit Authority
Union Pacific Corp				6.20%, 12/01/2040	70	80
4.16%, 07/15/2022	241	271		6.90%, 12/01/2040	200	247
4.75%, 09/15/2041	77	84		City of Chicago IL Waterworks Revenue
United Parcel Service Inc				6.74%, 11/01/2040	145	195
1.13%, 10/01/2017	400	403		County of Cook IL
3.13%, 01/15/2021	128	137		6.23%, 11/15/2034	102	117
3.88%, 04/01/2014	23	24		State of Illinois
4.88%, 11/15/2040	25	29		4.95%, 06/01/2023	30	31
6.20%, 01/15/2038	23	31		4.96%, 03/01/2016	75	82
		$3,270		5.10%, 06/01/2033	235	232
				7.35%, 07/01/2035	70	84
Trucking & Leasing - 0.03%						$1,068
GATX Corp
4.75%, 06/15/2022	200	212		Kansas - 0.02%
				Kansas State Department of Transportation
				4.60%, 09/01/2035	115	130
Water- 0.01%
American Water Capital Corp
6.09%, 10/15/2017	77	92		Nevada - 0.01%
6.59%, 10/15/2037	5	6		County of Clark NV Airport System Revenue
		$98		6.82%, 07/01/2045	25	35
TOTAL BONDS		$270,747		6.88%, 07/01/2042	70	82
	Principal					$117
MUNICIPAL BONDS - 1.00%	Amount (000's)	Value(000	's)	New Jersey - 0.09%
California - 0.37%				New Jersey Economic Development
Bay Area Toll Authority				Authority (credit support from AGM)
				0.00%, 02/15/2023(d)	51	34
6.26%, 04/01/2049	$200	$272
6.92%, 04/01/2040	270	367		New Jersey State Turnpike Authority
City of Los Angeles Department of Airports				7.10%, 01/01/2041	147	209
6.58%, 05/15/2039	100	129		New Jersey Transportation Trust Fund
East Bay Municipal Utility District				Authority
5.87%, 06/01/2040	60	78		5.75%, 12/15/2028	190	232
Los Angeles Department of Water & Power				6.56%, 12/15/2040	110	146
6.01%, 07/01/2039	55	69		Rutgers The State University of New
6.57%, 07/01/2045	150	212		Jersey (credit support from GO OF UNIV)
Los Angeles Unified School District/CA				5.67%, 05/01/2040	130	161
5.75%, 07/01/2034	80	98				$782
5.76%, 07/01/2029	50	61		New York - 0.20%
6.76%, 07/01/2034	130	176		City of New York NY
Sacramento Municipal Utility District				5.52%, 10/01/2037	25	30
6.16%, 05/15/2036	120	147		Metropolitan Transportation Authority
San Diego County Water Authority				6.55%, 11/15/2031	180	229
6.14%, 05/01/2049	110	143		6.65%, 11/15/2039	100	128
				6.81%, 11/15/2040	135	178

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
New York (continued)				Federal Home Loan Mortgage Corporation (FHLMC) (continued)
New York City Municipal Water Finance
				2.50%, 10/01/2027	$488	$506
Authority				2.50%, 04/01/2028(f)	1,900	1,967
5.72%, 06/15/2042	$270	$351		2.50%, 04/01/2043(f)	300	296
5.95%, 06/15/2042	125	167		2.65%, 01/01/2042(b)	89	93
New York City Transitional Finance Authority				2.75%, 06/01/2037(b)	33	35
Future Tax Secured Revenue				2.82%, 02/01/2037(b)	15	16
5.51%, 08/01/2037	250	306		2.98%, 06/01/2037(b)	75	80
New York State Dormitory Authority				3.00%, 01/01/2027	613	643
5.60%, 03/15/2040	100	125
Port Authority of New York & New Jersey				3.00%, 02/01/2027	213	225
				3.00%, 02/01/2027	528	556
4.46%, 10/01/2062	100	100		3.00%, 03/01/2027	462	486
Port Authority of New York & New				3.00%, 04/01/2027(f)	600	629
Jersey (credit support from GO OF AUTH)				3.00%, 06/01/2027	349	368
6.04%, 12/01/2029	50	65		3.00%, 02/01/2032	226	236
		$1,679		3.00%, 04/01/2043(f)	4,400	4,518
Ohio- 0.03%				3.50%, 10/01/2025	30	32
American Municipal Power Inc				3.50%, 10/01/2025	49	51
7.50%, 02/15/2050	75	100		3.50%, 11/01/2025	104	110
Ohio State University/The				3.50%, 11/01/2025	73	78
4.91%, 06/01/2040	125	144		3.50%, 11/01/2025	13	14
		$244		3.50%, 11/01/2025	34	36
				3.50%, 11/01/2025	21	22
Puerto Rico - 0.02%				3.50%, 12/01/2025	93	98
Government Development Bank for Puerto				3.50%, 01/01/2026	57	60
Rico				3.50%, 02/01/2026	47	49
3.67%, 05/01/2014	75	75		3.50%, 04/01/2026	122	129
4.70%, 05/01/2016	75	76		3.50%, 05/01/2026	108	114
		$151		3.50%, 06/01/2026	20	21
Texas- 0.09%				3.50%, 06/01/2026	27	29
City Public Service Board of San Antonio TX				3.50%, 07/01/2026	94	99
5.81%, 02/01/2041	35	45		3.50%, 07/01/2026	18	19
Dallas Area Rapid Transit				3.50%, 07/01/2026	124	131
5.02%, 12/01/2048	50	60		3.50%, 08/01/2026	75	79
Dallas Convention Center Hotel Development				3.50%, 09/01/2026	88	93
Corp				3.50%, 10/01/2026	59	62
7.09%, 01/01/2042	70	89		3.50%, 01/01/2027	113	119
				3.50%, 04/01/2027(f)	400	422
Dallas County Hospital District
5.62%, 08/15/2044	83	104		3.50%, 02/01/2032	212	226
Dallas Independent School District (credit				3.50%, 03/01/2032	257	274
support from PSF-GTD)				3.50%, 04/01/2032	229	244
6.45%, 02/15/2035	50	62		3.50%, 08/01/2032	190	202
State of Texas				3.50%, 02/01/2041	91	96
4.68%, 04/01/2040	100	115		3.50%, 10/01/2041	93	97
5.52%, 04/01/2039	95	121		3.50%, 11/01/2041	89	94
Texas Transportation Commission				3.50%, 01/01/2042	191	201
5.18%, 04/01/2030	125	153		3.50%, 02/01/2042	77	81
		$749		3.50%, 03/01/2042	97	102
				3.50%, 03/01/2042	23	24
Utah- 0.01%				3.50%, 04/01/2042(f)	3,100	3,262
State of Utah				3.50%, 04/01/2042	218	230
3.54%, 07/01/2025	100	109		3.50%, 04/01/2042	241	255
				3.50%, 04/01/2042	241	255
Washington - 0.00%				3.50%, 04/01/2042	234	247
State of Washington				3.50%, 06/01/2042	178	188
5.09%, 08/01/2033	20	24		3.50%, 06/01/2042	670	707
				3.50%, 06/01/2042	177	187
				3.50%, 08/01/2042	228	240
Wisconsin - 0.01%				3.50%, 08/01/2042	476	502
State of Wisconsin (credit support from				4.00%, 06/01/2014	10	10
AGM)				4.00%, 04/01/2019	50	54
5.70%, 05/01/2026	50	61		4.00%, 05/01/2024	253	269
				4.00%, 05/01/2024	144	153
TOTAL MUNICIPAL BONDS		$8,534		4.00%, 12/01/2024	25	27
U.S. GOVERNMENT & GOVERNMENT	Principal			4.00%, 01/01/2025	78	83
AGENCY OBLIGATIONS - 64.60%	Amount (000's)	Value(000	's)	4.00%, 02/01/2025	67	72
Federal Home Loan Mortgage Corporation (FHLMC) - 7.56%				4.00%, 03/01/2025	44	46
				4.00%, 03/01/2025	61	65
2.50%, 08/01/2027	$278	$288		4.00%, 04/01/2025	62	66
2.50%, 08/01/2027	274	284		4.00%, 06/01/2025	57	61

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
4.00%, 06/01/2025	$61	$65		4.50%, 10/01/2039	$168	$187
4.00%, 07/01/2025	23	24		4.50%, 11/01/2039	130	139
4.00%, 08/01/2025	57	62		4.50%, 11/01/2039	201	215
4.00%, 08/01/2025	40	42		4.50%, 11/01/2039	159	170
4.00%, 09/01/2025	13	14		4.50%, 12/01/2039	91	97
4.00%, 10/01/2025	161	172		4.50%, 12/01/2039	205	228
4.00%, 02/01/2026	74	79		4.50%, 02/01/2040	179	199
4.00%, 05/01/2026	171	182		4.50%, 02/01/2040	32	34
4.00%, 07/01/2026	111	118		4.50%, 02/01/2040	154	165
4.00%, 04/01/2027(f)	800	850		4.50%, 02/01/2040	171	190
4.00%, 12/01/2030	144	154		4.50%, 04/01/2040	183	196
4.00%, 08/01/2031	164	176		4.50%, 05/01/2040	60	65
4.00%, 10/01/2031	209	224		4.50%, 05/01/2040	169	185
4.00%, 11/01/2031	63	67		4.50%, 07/01/2040	124	136
4.00%, 12/01/2031	103	111		4.50%, 07/01/2040	131	144
4.00%, 07/01/2039	78	86		4.50%, 08/01/2040	125	134
4.00%, 09/01/2039	45	49		4.50%, 08/01/2040	65	69
4.00%, 12/01/2039	41	44		4.50%, 08/01/2040	80	87
4.00%, 12/01/2039	76	80		4.50%, 08/01/2040	253	275
4.00%, 01/01/2040	64	68		4.50%, 08/01/2040	70	75
4.00%, 03/01/2040	47	50		4.50%, 09/01/2040	38	40
4.00%, 09/01/2040	88	94		4.50%, 09/01/2040	60	64
4.00%, 10/01/2040	188	203		4.50%, 02/01/2041	115	124
4.00%, 10/01/2040	82	87		4.50%, 03/01/2041	165	177
4.00%, 12/01/2040	111	122		4.50%, 04/01/2041	230	246
4.00%, 12/01/2040	102	108		4.50%, 04/01/2041	89	96
4.00%, 12/01/2040	205	218		4.50%, 05/01/2041	81	87
4.00%, 12/01/2040	108	119		4.50%, 05/01/2041	243	261
4.00%, 12/01/2040	82	87		4.50%, 06/01/2041	114	124
4.00%, 02/01/2041	223	237		4.50%, 06/01/2041	166	177
4.00%, 02/01/2041	187	199		4.50%, 06/01/2041	98	105
4.00%, 04/01/2041	94	100		4.50%, 06/01/2041	115	123
4.00%, 07/01/2041	78	82		4.50%, 07/01/2041	161	173
4.00%, 08/01/2041	76	81		4.50%, 07/01/2041	156	168
4.00%, 08/01/2041	215	229		4.50%, 08/01/2041	136	146
4.00%, 10/01/2041	112	119		4.50%, 10/01/2041	200	214
4.00%, 10/01/2041	250	266		4.50%, 03/01/2042	259	277
4.00%, 10/01/2041	243	258		4.50%, 04/01/2042(f)	1,950	2,086
4.00%, 10/01/2041	102	109		4.74%, 04/01/2038(b)	8	8
4.00%, 10/01/2041	29	31		4.90%, 06/01/2038(b)	14	15
4.00%, 11/01/2041	135	144		5.00%, 05/01/2018	19	20
4.00%, 11/01/2041	219	232		5.00%, 08/01/2018	31	33
4.00%, 11/01/2041	427	454		5.00%, 04/01/2019	21	22
4.00%, 03/01/2042	226	244		5.00%, 12/01/2019	66	70
4.00%, 04/01/2042(f)	3,300	3,507		5.00%, 02/01/2022	23	25
4.50%, 11/01/2018	50	54		5.00%, 09/01/2022	30	32
4.50%, 04/01/2019	43	46		5.00%, 06/01/2023	22	24
4.50%, 04/01/2023	37	39		5.00%, 07/01/2024	28	30
4.50%, 01/01/2024	21	22		5.00%, 06/01/2025	32	34
4.50%, 01/01/2024	53	58		5.00%, 06/01/2026	236	253
4.50%, 04/01/2024	391	417		5.00%, 08/01/2026	261	284
4.50%, 07/01/2024	42	46		5.00%, 04/01/2027(f)	700	749
4.50%, 09/01/2024	61	67		5.00%, 02/01/2030	28	30
4.50%, 09/01/2024	54	59		5.00%, 03/01/2030	20	22
4.50%, 04/01/2025	64	69		5.00%, 08/01/2033	155	169
4.50%, 05/01/2025	48	51		5.00%, 08/01/2033	31	34
4.50%, 07/01/2025	77	82		5.00%, 09/01/2033	60	65
4.50%, 04/01/2027(f)	500	532		5.00%, 03/01/2034	36	39
4.50%, 02/01/2030	59	64		5.00%, 04/01/2034	74	81
4.50%, 08/01/2030	47	51		5.00%, 05/01/2034	101	110
4.50%, 05/01/2031	53	59		5.00%, 05/01/2035	146	157
4.50%, 05/01/2034	5	5		5.00%, 08/01/2035	43	47
4.50%, 08/01/2036	59	63		5.00%, 08/01/2035	19	21
4.50%, 02/01/2039	193	206		5.00%, 09/01/2035	59	64
4.50%, 03/01/2039	93	101		5.00%, 09/01/2035	142	153
4.50%, 04/01/2039	276	295		5.00%, 10/01/2035	64	69
4.50%, 05/01/2039	885	947		5.00%, 12/01/2035	213	229
4.50%, 06/01/2039	149	159		5.00%, 12/01/2035	137	148
4.50%, 09/01/2039	924	989		5.00%, 04/01/2036	7	8

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
5.00%, 08/01/2036	$105	$113		5.50%, 06/01/2040	$154	$167
5.00%, 05/01/2037	49	54		5.50%, 04/01/2042(f)	3,100	3,357
5.00%, 02/01/2038	94	101		6.00%, 05/01/2021	6	6
5.00%, 06/01/2038	31	33		6.00%, 11/01/2022	18	20
5.00%, 09/01/2038	9	9		6.00%, 02/01/2027	50	54
5.00%, 01/01/2039	139	150		6.00%, 07/01/2029	2	3
5.00%, 02/01/2039	77	82		6.00%, 07/01/2029	6	7
5.00%, 03/01/2039	95	105		6.00%, 02/01/2031	5	6
5.00%, 07/01/2039	106	116		6.00%, 12/01/2031	8	9
5.00%, 09/01/2039	177	195		6.00%, 01/01/2032	75	84
5.00%, 10/01/2039	105	117		6.00%, 06/01/2034	99	110
5.00%, 01/01/2040	205	227		6.00%, 08/01/2034	17	19
5.00%, 03/01/2040	38	42		6.00%, 05/01/2036	88	98
5.00%, 07/01/2040	139	151		6.00%, 06/01/2036	95	104
5.00%, 07/01/2040	146	158		6.00%, 11/01/2036	153	167
5.00%, 08/01/2040	112	124		6.00%, 12/01/2036	690	755
5.00%, 08/01/2040	367	404		6.00%, 02/01/2037	11	12
5.00%, 09/01/2040	359	396		6.00%, 03/01/2037	9	10
5.00%, 04/01/2041	117	129		6.00%, 05/01/2037	10	11
5.00%, 05/01/2041	32	35		6.00%, 10/01/2037	75	82
5.00%, 09/01/2041	183	201		6.00%, 11/01/2037	86	94
5.00%, 10/01/2041	185	202		6.00%, 12/01/2037	16	17
5.00%, 04/01/2042(f)	3,100	3,334		6.00%, 01/01/2038	224	245
5.50%, 10/01/2016	17	19		6.00%, 01/01/2038	18	20
5.50%, 02/01/2017	22	23		6.00%, 01/01/2038	87	95
5.50%, 01/01/2018	41	44		6.00%, 01/01/2038	71	77
5.50%, 01/01/2018	9	10		6.00%, 01/01/2038	66	72
5.50%, 01/01/2022	23	25		6.00%, 01/01/2038(b)	17	19
5.50%, 04/01/2023	81	88		6.00%, 05/01/2038	87	96
5.50%, 01/01/2028	387	420		6.00%, 07/01/2038	38	41
5.50%, 12/01/2032	92	101		6.00%, 07/01/2038	63	68
5.50%, 03/01/2033	11	12		6.00%, 08/01/2038	31	34
5.50%, 12/01/2033	6	6		6.00%, 09/01/2038	42	46
5.50%, 01/01/2034	36	39		6.00%, 09/01/2038	34	37
5.50%, 01/01/2034	205	224		6.00%, 12/01/2039	14	16
5.50%, 03/01/2034	96	105		6.00%, 04/01/2042(f)	1,000	1,092
5.50%, 10/01/2034	6	7		6.50%, 06/01/2017	12	13
5.50%, 10/01/2034	41	44		6.50%, 04/01/2028	1	1
5.50%, 02/01/2035	78	85		6.50%, 03/01/2029	4	4
5.50%, 03/01/2035	53	58		6.50%, 05/01/2031	9	10
5.50%, 11/01/2035	89	97		6.50%, 06/01/2031	1	2
5.50%, 05/01/2036	28	30		6.50%, 10/01/2031	2	2
5.50%, 05/01/2036	99	108		6.50%, 05/01/2032	1	2
5.50%, 07/01/2036	90	98		6.50%, 04/01/2035	6	7
5.50%, 11/01/2036	70	76		6.50%, 03/01/2036	21	24
5.50%, 02/01/2037	4	5		6.50%, 09/01/2036	30	34
5.50%, 07/01/2037	11	12		6.50%, 08/01/2037	8	9
5.50%, 07/01/2037	60	65		6.50%, 10/01/2037	47	54
5.50%, 09/01/2037	34	36		6.50%, 11/01/2037	47	53
5.50%, 11/01/2037	40	43		6.50%, 12/01/2037	7	8
5.50%, 01/01/2038	164	178		6.50%, 02/01/2038	10	12
5.50%, 01/01/2038	33	36		6.50%, 09/01/2038	56	61
5.50%, 04/01/2038	12	14		6.50%, 09/01/2038	59	67
5.50%, 04/01/2038	10	11		6.50%, 10/01/2038	12	13
5.50%, 05/01/2038	33	36		6.50%, 01/01/2039	39	44
5.50%, 05/01/2038	18	19		6.50%, 09/01/2039	58	66
5.50%, 06/01/2038	13	14		7.00%, 10/01/2029	2	2
5.50%, 06/01/2038	41	44		7.00%, 09/01/2031	11	13
5.50%, 07/01/2038	22	24		7.00%, 01/01/2032	1	1
5.50%, 07/01/2038	93	101		7.00%, 09/01/2038	24	28
5.50%, 08/01/2038	145	157		7.50%, 07/01/2029	37	45
5.50%, 09/01/2038	37	41		7.50%, 10/01/2030	4	4
5.50%, 10/01/2038	12	13				$64,250
5.50%, 11/01/2038	28	30
5.50%, 01/01/2039	77	83		Federal National Mortgage Association (FNMA) - 13.46%
5.50%, 04/01/2039	95	104		2.50%, 12/01/2027	31	32
5.50%, 12/01/2039	146	159		2.50%, 01/01/2028	484	503
				2.50%, 04/01/2028(f)	4,375	4,538
5.50%, 01/01/2040	102	112		2.50%, 04/01/2043(f)	400	396
5.50%, 03/01/2040	21	23

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
2.51%, 07/01/2041	$94	$98		3.50%, 03/01/2042	$458	$487
2.59%, 02/01/2042(b)	163	170		3.50%, 04/01/2042	172	182
2.79%, 10/01/2047(b)	18	20		3.50%, 04/01/2042	211	223
2.82%, 02/01/2042(b)	104	109		3.50%, 04/01/2042	198	209
2.84%, 01/01/2042(b)	201	211		3.50%, 05/01/2042	242	256
2.86%, 04/01/2037(b)	25	27		3.50%, 07/01/2042	512	541
3.00%, 09/01/2026	173	182		3.50%, 08/01/2042	351	371
3.00%, 11/01/2026	537	565		3.50%, 09/01/2042	276	291
3.00%, 11/01/2026	191	201		3.50%, 04/01/2043(f)	7,500	7,920
3.00%, 01/01/2027	131	138		3.59%, 05/01/2041(b)	71	75
3.00%, 02/01/2027	117	124		3.60%, 08/01/2040(b)	56	59
3.00%, 04/01/2027	212	223		3.62%, 05/01/2041(b)	69	73
3.00%, 04/01/2027(f)	1,600	1,682		3.68%, 02/01/2040(b)	89	95
3.00%, 04/01/2027	200	211		4.00%, 04/01/2014	22	24
3.00%, 07/01/2027	622	655		4.00%, 05/01/2014	7	7
3.00%, 08/01/2027	636	670		4.00%, 09/01/2018	175	187
3.00%, 08/01/2032	742	776		4.00%, 05/01/2024	45	48
3.00%, 10/01/2032	773	808		4.00%, 05/01/2024	47	50
3.00%, 04/01/2042	444	458		4.00%, 07/01/2024	98	104
3.00%, 04/01/2043(f)	8,400	8,664		4.00%, 09/01/2024	33	36
3.03%, 12/01/2041(b)	96	101		4.00%, 11/01/2024	17	18
3.17%, 06/01/2040(b)	59	62		4.00%, 01/01/2025	67	72
3.24%, 07/01/2040(b)	124	131		4.00%, 03/01/2025	68	73
3.26%, 12/01/2039(b)	80	85		4.00%, 04/01/2025	19	21
3.27%, 12/01/2040(b)	67	71		4.00%, 05/01/2025	63	67
3.32%, 03/01/2040(b)	47	50		4.00%, 05/01/2025	12	13
3.44%, 01/01/2040(b)	76	81		4.00%, 05/01/2025	22	24
3.48%, 02/01/2041(b)	58	62		4.00%, 05/01/2025	54	58
3.50%, 08/01/2025	62	66		4.00%, 05/01/2025	64	69
3.50%, 10/01/2025	46	49		4.00%, 06/01/2025	41	44
3.50%, 11/01/2025	51	55		4.00%, 06/01/2025	30	33
3.50%, 12/01/2025	86	92		4.00%, 08/01/2025	44	47
3.50%, 12/01/2025	63	67		4.00%, 09/01/2025	78	84
3.50%, 01/01/2026	179	190		4.00%, 11/01/2025	92	99
3.50%, 02/01/2026	118	125		4.00%, 12/01/2025	97	104
3.50%, 05/01/2026	26	28		4.00%, 01/01/2026	50	54
3.50%, 06/01/2026	135	143		4.00%, 03/01/2026	151	162
3.50%, 07/01/2026	22	23		4.00%, 03/01/2026	13	14
3.50%, 08/01/2026	213	226		4.00%, 05/01/2026	87	93
3.50%, 09/01/2026	170	180		4.00%, 06/01/2026	80	87
3.50%, 10/01/2026	81	86		4.00%, 07/01/2026	71	76
3.50%, 12/01/2026	254	270		4.00%, 08/01/2026	344	368
3.50%, 01/01/2027	167	177		4.00%, 09/01/2026	171	183
3.50%, 01/01/2027	260	276		4.00%, 04/01/2027(f)	800	856
3.50%, 04/01/2027(f)	1,500	1,590		4.00%, 04/01/2029	25	26
3.50%, 01/01/2031	30	32		4.00%, 10/01/2030	61	66
3.50%, 04/01/2031	54	58		4.00%, 12/01/2030	474	509
3.50%, 04/01/2032	219	234		4.00%, 02/01/2031	152	163
3.50%, 05/01/2032	457	488		4.00%, 07/01/2031	99	106
3.50%, 07/01/2032	295	315		4.00%, 10/01/2031	46	50
3.50%, 09/01/2032	471	503		4.00%, 11/01/2031	82	88
3.50%, 10/01/2040	28	30		4.00%, 12/01/2031	65	69
3.50%, 11/01/2040	90	95		4.00%, 01/01/2032	104	112
3.50%, 12/01/2040	101	107		4.00%, 03/01/2039	38	41
3.50%, 01/01/2041	65	69		4.00%, 08/01/2039	15	16
3.50%, 02/01/2041	41	43		4.00%, 08/01/2039	97	104
3.50%, 02/01/2041	38	40		4.00%, 10/01/2039	32	34
3.50%, 03/01/2041	228	241		4.00%, 11/01/2039	18	20
3.50%, 03/01/2041	147	155		4.00%, 11/01/2039	104	111
3.50%, 10/01/2041	376	397		4.00%, 12/01/2039	46	49
3.50%, 12/01/2041	383	405		4.00%, 02/01/2040	118	126
3.50%, 01/01/2042	214	227		4.00%, 05/01/2040	18	19
3.50%, 01/01/2042	206	218		4.00%, 05/01/2040	96	102
3.50%, 01/01/2042	390	412		4.00%, 08/01/2040	54	58
3.50%, 02/01/2042	88	93		4.00%, 10/01/2040	65	69
3.50%, 02/01/2042	53	56		4.00%, 10/01/2040	43	45
3.50%, 03/01/2042	217	229		4.00%, 10/01/2040	186	199
3.50%, 03/01/2042	254	268		4.00%, 10/01/2040	67	71
3.50%, 03/01/2042	102	108		4.00%, 10/01/2040	31	33
3.50%, 03/01/2042	122	129		4.00%, 10/01/2040	109	116

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 10/01/2040	$91	$97		4.50%, 06/01/2038	$88	$95
4.00%, 11/01/2040	48	52		4.50%, 01/01/2039	27	29
4.00%, 12/01/2040	113	122		4.50%, 02/01/2039	54	58
4.00%, 12/01/2040	203	217		4.50%, 04/01/2039	38	41
4.00%, 12/01/2040	175	186		4.50%, 04/01/2039	146	161
4.00%, 12/01/2040	51	55		4.50%, 04/01/2039	144	161
4.00%, 12/01/2040	137	146		4.50%, 06/01/2039	57	62
4.00%, 01/01/2041	82	88		4.50%, 06/01/2039	249	268
4.00%, 01/01/2041	1,181	1,260		4.50%, 06/01/2039	193	214
4.00%, 01/01/2041	143	152		4.50%, 06/01/2039	82	90
4.00%, 01/01/2041	226	241		4.50%, 07/01/2039	75	83
4.00%, 02/01/2041	131	140		4.50%, 07/01/2039	166	183
4.00%, 02/01/2041	350	374		4.50%, 07/01/2039	159	171
4.00%, 02/01/2041	103	110		4.50%, 08/01/2039	82	91
4.00%, 02/01/2041	199	212		4.50%, 09/01/2039	85	92
4.00%, 02/01/2041	206	219		4.50%, 10/01/2039	273	294
4.00%, 03/01/2041	94	100		4.50%, 10/01/2039	167	180
4.00%, 03/01/2041	198	212		4.50%, 12/01/2039	81	87
4.00%, 09/01/2041	365	390		4.50%, 12/01/2039	199	223
4.00%, 09/01/2041	398	425		4.50%, 12/01/2039	143	158
4.00%, 10/01/2041	35	37		4.50%, 12/01/2039	87	97
4.00%, 10/01/2041	185	198		4.50%, 12/01/2039	61	65
4.00%, 10/01/2041	405	433		4.50%, 01/01/2040	192	214
4.00%, 11/01/2041	70	74		4.50%, 02/01/2040	83	92
4.00%, 11/01/2041	289	308		4.50%, 02/01/2040	134	148
4.00%, 11/01/2041	164	175		4.50%, 03/01/2040	95	102
4.00%, 11/01/2041	202	216		4.50%, 04/01/2040	189	204
4.00%, 12/01/2041	178	190		4.50%, 05/01/2040	401	440
4.00%, 12/01/2041	188	201		4.50%, 05/01/2040	80	87
4.00%, 12/01/2041	514	548		4.50%, 05/01/2040	84	94
4.00%, 12/01/2041	175	187		4.50%, 05/01/2040	271	293
4.00%, 12/01/2041	272	290		4.50%, 06/01/2040	78	86
4.00%, 01/01/2042	259	276		4.50%, 07/01/2040	86	96
4.00%, 01/01/2042	205	218		4.50%, 07/01/2040	10	11
4.00%, 02/01/2042	123	133		4.50%, 08/01/2040	137	148
4.00%, 04/01/2043(f)	7,150	7,623		4.50%, 09/01/2040	70	75
4.50%, 03/01/2014	303	325		4.50%, 09/01/2040	59	64
4.50%, 02/01/2018	68	73		4.50%, 09/01/2040	117	126
4.50%, 05/01/2019	111	119		4.50%, 10/01/2040	340	366
4.50%, 08/01/2019	9	10		4.50%, 12/01/2040	67	73
4.50%, 09/01/2020	19	21		4.50%, 03/01/2041	117	127
4.50%, 05/01/2022	53	57		4.50%, 03/01/2041	83	90
4.50%, 02/01/2024	12	12		4.50%, 04/01/2041	104	113
4.50%, 04/01/2024	8	9		4.50%, 05/01/2041	166	180
4.50%, 04/01/2024	11	11		4.50%, 06/01/2041	83	90
4.50%, 11/01/2024	35	38		4.50%, 06/01/2041	157	169
4.50%, 12/01/2024	65	72		4.50%, 06/01/2041	370	400
4.50%, 12/01/2024	39	42		4.50%, 07/01/2041	97	107
4.50%, 02/01/2025	100	109		4.50%, 07/01/2041	178	192
4.50%, 02/01/2025	65	70		4.50%, 07/01/2041	97	105
4.50%, 04/01/2025	12	13		4.50%, 08/01/2041	169	182
4.50%, 05/01/2025	103	111		4.50%, 09/01/2041	171	184
4.50%, 04/01/2026	112	121		4.50%, 10/01/2041	178	192
4.50%, 04/01/2027(f)	1,300	1,398		4.50%, 11/01/2041	181	195
4.50%, 07/01/2029	12	13		4.50%, 11/01/2041	188	203
4.50%, 02/01/2030	56	61		4.50%, 11/01/2041	177	191
4.50%, 04/01/2030	20	22		4.50%, 12/01/2041	182	196
4.50%, 08/01/2030	130	140		4.50%, 04/01/2042(f)	5,600	6,033
4.50%, 09/01/2030	54	59		4.52%, 04/01/2038(b)	30	32
4.50%, 01/01/2031	57	61		5.00%, 04/01/2014	4	4
4.50%, 04/01/2031	36	39		5.00%, 12/01/2017	11	12
4.50%, 05/01/2031	52	56		5.00%, 11/01/2018	10	10
4.50%, 07/01/2031	202	221		5.00%, 06/01/2019	65	70
4.50%, 08/01/2031	103	111		5.00%, 07/01/2019	388	420
4.50%, 08/01/2033	30	33		5.00%, 11/01/2021	29	31
4.50%, 08/01/2033	65	70		5.00%, 02/01/2023	40	43
4.50%, 11/01/2033	153	165		5.00%, 07/01/2023	5	6
4.50%, 02/01/2035	561	606		5.00%, 09/01/2023	313	338
4.50%, 01/01/2036	6	6		5.00%, 12/01/2023	15	17
4.50%, 03/01/2036	14	15		5.00%, 12/01/2023	35	38

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.00%, 01/01/2024	$41	$45		5.50%, 02/01/2023	$29	$32
5.00%, 01/01/2024	68	74		5.50%, 07/01/2023	27	29
5.00%, 07/01/2024	27	30		5.50%, 12/01/2023	20	22
5.00%, 04/01/2029	54	59		5.50%, 05/01/2025	83	91
5.00%, 03/01/2030	83	89		5.50%, 06/01/2028	34	37
5.00%, 08/01/2030	101	113		5.50%, 09/01/2028	10	11
5.00%, 05/01/2033	32	35		5.50%, 01/01/2029	19	21
5.00%, 05/01/2033	49	54		5.50%, 12/01/2029	68	74
5.00%, 07/01/2033	261	284		5.50%, 06/01/2033	41	45
5.00%, 08/01/2033	11	12		5.50%, 04/01/2034	102	113
5.00%, 09/01/2033	117	127		5.50%, 04/01/2034	187	206
5.00%, 11/01/2033	131	142		5.50%, 04/01/2034	139	153
5.00%, 02/01/2034	17	19		5.50%, 05/01/2034	111	122
5.00%, 03/01/2034	23	25		5.50%, 06/01/2034	6	6
5.00%, 05/01/2034	178	193		5.50%, 11/01/2034	91	100
5.00%, 02/01/2035	160	176		5.50%, 01/01/2035	106	117
5.00%, 03/01/2035	16	18		5.50%, 01/01/2035	22	24
5.00%, 04/01/2035	28	30		5.50%, 03/01/2035	44	49
5.00%, 06/01/2035	339	369		5.50%, 04/01/2035	61	67
5.00%, 07/01/2035	158	171		5.50%, 04/01/2035	4	5
5.00%, 07/01/2035	57	62		5.50%, 08/01/2035	33	36
5.00%, 07/01/2035	17	19		5.50%, 09/01/2035	7	8
5.00%, 09/01/2035	29	32		5.50%, 10/01/2035	8	9
5.00%, 10/01/2035	82	89		5.50%, 10/01/2035	11	12
5.00%, 01/01/2036	153	167		5.50%, 12/01/2035	40	44
5.00%, 03/01/2036	99	107		5.50%, 01/01/2036	17	19
5.00%, 03/01/2036	153	166		5.50%, 04/01/2036	8	8
5.00%, 05/01/2036	3	3		5.50%, 04/01/2036	113	124
5.00%, 06/01/2036	460	498		5.50%, 05/01/2036	586	643
5.00%, 07/01/2036	174	190		5.50%, 07/01/2036	63	69
5.00%, 07/01/2037	50	54		5.50%, 08/01/2036	141	155
5.00%, 02/01/2038	386	419		5.50%, 09/01/2036	68	75
5.00%, 06/01/2038	20	22		5.50%, 09/01/2036	166	183
5.00%, 01/01/2039	93	103		5.50%, 11/01/2036	51	56
5.00%, 02/01/2039	162	182		5.50%, 11/01/2036	31	34
5.00%, 03/01/2039	68	73		5.50%, 01/01/2037	70	76
5.00%, 04/01/2039	60	66		5.50%, 02/01/2037	121	134
5.00%, 04/01/2039	96	106		5.50%, 05/01/2037	59	66
5.00%, 04/01/2039	154	170		5.50%, 05/01/2037	6	6
5.00%, 07/01/2039	134	149		5.50%, 07/01/2037	11	12
5.00%, 10/01/2039	114	126		5.50%, 07/01/2037	14	15
5.00%, 12/01/2039	81	91		5.50%, 01/01/2038	25	27
5.00%, 12/01/2039	203	224		5.50%, 01/01/2038	16	18
5.00%, 01/01/2040	162	182		5.50%, 02/01/2038	76	83
5.00%, 02/01/2040	189	214		5.50%, 02/01/2038	173	190
5.00%, 05/01/2040	73	80		5.50%, 03/01/2038	68	76
5.00%, 06/01/2040	180	198		5.50%, 03/01/2038	55	60
5.00%, 06/01/2040	50	55		5.50%, 05/01/2038	37	41
5.00%, 06/01/2040	161	179		5.50%, 05/01/2038	137	149
5.00%, 08/01/2040	84	92		5.50%, 06/01/2038	10	11
5.00%, 08/01/2040	70	77		5.50%, 06/01/2038	9	10
5.00%, 08/01/2040	244	268		5.50%, 07/01/2038	44	48
5.00%, 11/01/2040	101	111		5.50%, 07/01/2038	60	66
5.00%, 04/01/2041	79	86		5.50%, 09/01/2038	17	18
5.00%, 05/01/2041	132	145		5.50%, 11/01/2038	37	41
5.00%, 05/01/2041	98	108		5.50%, 11/01/2038	488	532
5.00%, 05/01/2041	130	143		5.50%, 11/01/2038	34	37
5.00%, 05/01/2041	108	119		5.50%, 11/01/2038	37	40
5.00%, 04/01/2042(f)	4,200	4,550		5.50%, 11/01/2038	51	56
5.15%, 06/01/2037(b)	38	41		5.50%, 12/01/2038	75	82
5.37%, 01/01/2036(b)	32	34		5.50%, 12/01/2038	48	53
5.50%, 02/01/2014	9	10		5.50%, 12/01/2038	31	33
5.50%, 02/01/2015	27	29		5.50%, 01/01/2039	29	32
5.50%, 10/01/2016	78	84		5.50%, 04/01/2039	35	39
5.50%, 01/01/2017	66	71		5.50%, 07/01/2039	187	205
5.50%, 05/01/2019	14	15		5.50%, 09/01/2039	87	95
5.50%, 01/01/2021	14	15		5.50%, 10/01/2039	39	43
5.50%, 05/01/2021	18	20		5.50%, 12/01/2039	160	180
5.50%, 10/01/2021	15	17		5.50%, 12/01/2039	69	76
5.50%, 11/01/2022	26	28		5.50%, 06/01/2040	31	34

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.50%, 07/01/2040	$64	$71		6.50%, 05/01/2038	$48	$57
5.50%, 04/01/2042(f)	4,400	4,799		6.50%, 09/01/2038	30	34
6.00%, 01/01/2014	1	1		6.50%, 10/01/2039	50	56
6.00%, 01/01/2016	6	7		6.50%, 04/01/2042(f)	700	778
6.00%, 10/01/2016	2	2		7.00%, 12/01/2037	59	70
6.00%, 06/01/2017	7	7		7.00%, 12/01/2037	61	73
6.00%, 06/01/2017	65	68		7.50%, 05/01/2031	21	26
6.00%, 11/01/2017	8	9				$114,355
6.00%, 05/01/2024	27	27		Government National Mortgage Association (GNMA) - 7.54%
6.00%, 12/01/2032	60	67
6.00%, 01/01/2033	16	18		2.00%, 10/20/2042(b)	251	262
6.00%, 10/01/2033	16	18		2.00%, 01/20/2043	249	260
6.00%, 12/01/2033	40	45		2.50%, 09/20/2027	385	401
6.00%, 10/01/2034	77	86		2.50%, 11/20/2040	105	110
6.00%, 12/01/2034	29	32		2.50%, 12/20/2040	60	63
6.00%, 01/01/2035	109	121		2.50%, 02/20/2042(b)	186	196
6.00%, 07/01/2035	111	125		2.50%, 01/20/2043(b)	248	261
6.00%, 07/01/2035	303	338		2.50%, 04/01/2043	200	199
6.00%, 10/01/2035	103	114		3.00%, 04/15/2027	231	246
6.00%, 05/01/2036	14	15		3.00%, 09/20/2027	381	404
6.00%, 05/01/2036	9	10		3.00%, 11/20/2027	199	212
6.00%, 06/01/2036	74	81		3.00%, 02/20/2041(b)	157	166
6.00%, 02/01/2037	37	40		3.00%, 11/20/2041(b)	263	279
6.00%, 02/01/2037	111	122		3.00%, 02/20/2042(b)	221	234
6.00%, 03/01/2037	245	269		3.00%, 04/20/2042(b)	676	718
6.00%, 03/01/2037	82	90		3.00%, 07/20/2042(b)	453	482
6.00%, 06/01/2037	43	48		3.00%, 04/01/2043	4,300	4,492
6.00%, 07/01/2037	21	23		3.00%, 04/01/2043(f)	900	941
6.00%, 09/01/2037	119	131		3.50%, 12/15/2025	34	37
6.00%, 10/01/2037	14	16		3.50%, 05/15/2026	50	53
6.00%, 11/01/2037	14	16		3.50%, 03/20/2027	109	116
6.00%, 11/01/2037	2	3		3.50%, 04/20/2027	218	233
6.00%, 11/01/2037	23	25		3.50%, 07/20/2040	54	58
6.00%, 12/01/2037	39	43		3.50%, 01/20/2041	148	159
6.00%, 01/01/2038	61	66		3.50%, 03/20/2041(b)	69	73
6.00%, 01/01/2038	44	49		3.50%, 11/15/2041	107	115
6.00%, 02/01/2038	22	25		3.50%, 11/20/2041	44	47
6.00%, 03/01/2038	355	389		3.50%, 01/15/2042	114	123
6.00%, 03/01/2038	33	37		3.50%, 01/20/2042	204	218
6.00%, 05/01/2038	40	43		3.50%, 02/15/2042	231	249
6.00%, 05/01/2038	37	40		3.50%, 02/15/2042	242	264
6.00%, 08/01/2038	56	62		3.50%, 02/20/2042	197	211
6.00%, 09/01/2038	175	192		3.50%, 03/15/2042	209	226
6.00%, 10/01/2038	115	126		3.50%, 03/20/2042	229	245
6.00%, 11/01/2038	353	387		3.50%, 04/01/2042(f)	1,100	1,183
6.00%, 12/01/2038	27	30		3.50%, 04/20/2042	463	495
6.00%, 10/01/2039	75	82		3.50%, 05/20/2042	1,597	1,709
6.00%, 04/01/2040	155	170		3.50%, 06/20/2042	934	1,000
6.00%, 09/01/2040	51	56		3.50%, 04/01/2043	5,900	6,308
6.00%, 10/01/2040	172	188		4.00%, 08/15/2024	55	60
6.00%, 04/01/2042(f)	2,200	2,410		4.00%, 12/15/2024	54	59
6.50%, 12/01/2016	39	41		4.00%, 11/15/2025	37	40
6.50%, 07/01/2020	8	8		4.00%, 05/15/2026	50	54
6.50%, 12/01/2031	2	2		4.00%, 06/15/2039	26	28
6.50%, 03/01/2032	8	10		4.00%, 07/20/2040	108	117
6.50%, 07/01/2032	17	19		4.00%, 08/15/2040	77	84
6.50%, 11/01/2033	23	27		4.00%, 09/15/2040	87	95
6.50%, 08/01/2034	58	67		4.00%, 09/15/2040	109	122
6.50%, 09/01/2034	55	63		4.00%, 10/15/2040	114	127
6.50%, 10/01/2034	14	17		4.00%, 11/15/2040	116	127
6.50%, 07/01/2037	21	23		4.00%, 11/15/2040	18	19
6.50%, 07/01/2037	27	30		4.00%, 11/20/2040	77	83
6.50%, 08/01/2037	68	76		4.00%, 12/20/2040	112	125
6.50%, 10/01/2037	315	355		4.00%, 01/15/2041	113	123
6.50%, 01/01/2038	45	53		4.00%, 01/15/2041	89	98
6.50%, 02/01/2038	21	23		4.00%, 01/15/2041	260	284
6.50%, 02/01/2038	27	30		4.00%, 01/20/2041	245	266
6.50%, 03/01/2038	145	163		4.00%, 05/15/2041	86	94
6.50%, 03/01/2038	9	10		4.00%, 05/15/2041	126	138
6.50%, 05/01/2038	465	524

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
4.00%, 07/20/2041(b)	$80	$86		4.50%, 09/20/2041	$90	$100
4.00%, 07/20/2041	94	103		4.50%, 11/20/2041	488	537
4.00%, 08/15/2041	72	79		4.50%, 12/20/2041	94	104
4.00%, 09/15/2041	232	253		4.50%, 01/20/2042	671	737
4.00%, 09/20/2041	448	488		4.50%, 02/20/2042	356	393
4.00%, 10/15/2041	107	116		4.50%, 03/20/2042	97	108
4.00%, 10/15/2041	135	148		4.50%, 04/01/2042(f)	1,300	1,421
4.00%, 11/15/2041	449	490		4.50%, 04/20/2042	194	214
4.00%, 11/20/2041	154	167		4.50%, 04/01/2043	2,700	2,955
4.00%, 12/15/2041	170	185		5.00%, 08/15/2033	138	151
4.00%, 12/15/2041	287	313		5.00%, 02/15/2034	158	173
4.00%, 12/20/2041	155	168		5.00%, 08/15/2035	106	116
4.00%, 01/20/2042	820	887		5.00%, 05/15/2038	323	351
4.00%, 02/20/2042	687	744		5.00%, 06/20/2038	125	136
4.00%, 03/15/2042	351	383		5.00%, 10/15/2038	68	73
4.00%, 03/20/2042	806	872		5.00%, 02/15/2039	473	516
4.00%, 04/01/2042(f)	300	327		5.00%, 05/15/2039	39	43
4.00%, 04/01/2042	2,150	2,326		5.00%, 06/15/2039	95	106
4.50%, 04/20/2026	37	40		5.00%, 06/15/2039	84	94
4.50%, 03/15/2039	83	91		5.00%, 06/20/2039	121	132
4.50%, 03/15/2039	82	91		5.00%, 07/15/2039	86	94
4.50%, 03/20/2039	154	169		5.00%, 07/15/2039	88	96
4.50%, 04/15/2039	125	137		5.00%, 07/15/2039	97	109
4.50%, 05/15/2039	67	73		5.00%, 07/15/2039	77	86
4.50%, 05/15/2039	69	76		5.00%, 08/15/2039	90	101
4.50%, 05/15/2039	142	158		5.00%, 09/15/2039	90	99
4.50%, 06/15/2039	263	292		5.00%, 09/15/2039	41	45
4.50%, 07/15/2039	62	68		5.00%, 09/15/2039	93	103
4.50%, 11/15/2039	496	547		5.00%, 09/15/2039	91	101
4.50%, 11/15/2039	57	62		5.00%, 11/15/2039	100	112
4.50%, 12/15/2039	165	183		5.00%, 12/15/2039	193	210
4.50%, 01/15/2040	187	207		5.00%, 02/15/2040	101	114
4.50%, 02/15/2040	98	107		5.00%, 02/15/2040	122	134
4.50%, 02/15/2040	37	40		5.00%, 02/15/2040	98	110
4.50%, 02/15/2040	58	64		5.00%, 04/15/2040	72	79
4.50%, 02/15/2040	33	36		5.00%, 05/15/2040	67	74
4.50%, 02/15/2040	28	31		5.00%, 05/15/2040	93	101
4.50%, 02/15/2040	56	61		5.00%, 05/20/2040	32	35
4.50%, 03/15/2040	120	131		5.00%, 06/15/2040	155	169
4.50%, 05/15/2040	73	80		5.00%, 06/15/2040	213	234
4.50%, 06/15/2040	96	106		5.00%, 06/15/2040	85	93
4.50%, 06/15/2040	85	93		5.00%, 06/15/2040	28	31
4.50%, 07/15/2040	91	100		5.00%, 06/20/2040	149	165
4.50%, 07/15/2040	71	79		5.00%, 07/15/2040	71	78
4.50%, 08/15/2040	126	138		5.00%, 07/20/2040	152	169
4.50%, 08/15/2040	96	105		5.00%, 01/20/2041	76	84
4.50%, 08/15/2040	117	130		5.00%, 02/20/2041	187	206
4.50%, 08/15/2040	103	113		5.00%, 05/20/2041	175	193
4.50%, 09/15/2040	101	112		5.00%, 06/20/2041	46	51
4.50%, 09/15/2040	127	139		5.00%, 07/20/2041	72	79
4.50%, 10/15/2040	112	124		5.00%, 08/20/2041	529	582
4.50%, 12/15/2040	67	74		5.00%, 10/20/2041	61	66
4.50%, 01/20/2041	125	138		5.00%, 11/20/2041	177	196
4.50%, 01/20/2041	128	142		5.00%, 12/20/2041	138	149
4.50%, 02/20/2041	154	170		5.00%, 02/20/2042	166	184
4.50%, 02/20/2041	125	139		5.00%, 04/20/2042	212	231
4.50%, 03/15/2041	69	75		5.00%, 04/01/2043	2,900	3,162
4.50%, 03/20/2041	84	93		5.50%, 01/15/2024	27	30
4.50%, 03/20/2041	126	141		5.50%, 11/15/2033	76	84
4.50%, 04/15/2041	176	193		5.50%, 03/15/2034	27	30
4.50%, 04/15/2041	80	87		5.50%, 04/15/2034	31	34
4.50%, 04/20/2041	172	188		5.50%, 07/15/2034	22	24
4.50%, 05/15/2041	99	110		5.50%, 11/15/2034	98	109
4.50%, 05/15/2041	110	122		5.50%, 02/15/2035	55	61
4.50%, 06/20/2041	192	211		5.50%, 03/15/2036	37	41
4.50%, 07/15/2041	83	90		5.50%, 04/15/2036	55	61
4.50%, 07/20/2041	995	1,096		5.50%, 12/15/2036	34	38
4.50%, 08/15/2041	437	478		5.50%, 04/15/2037	110	120
4.50%, 08/20/2041	151	166		5.50%, 05/15/2038	67	73

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA) (continued)				U.S. Treasury (continued)
				0.25%, 12/15/2015	$2,687	$2,681
5.50%, 06/15/2038	$57	$63
5.50%, 10/20/2038	157	171		0.38%, 11/15/2014	1,029	1,031
				0.38%, 03/15/2015	2,238	2,243
5.50%, 11/15/2038	66	73		0.38%, 04/15/2015	2,957	2,963
5.50%, 12/20/2038	62	68
5.50%, 01/15/2039	55	60		0.38%, 06/15/2015	2,787	2,793
				0.38%, 11/15/2015	2,766	2,770
5.50%, 01/15/2039	17	19		0.38%, 01/15/2016	3,000	3,003
5.50%, 01/15/2039	192	211
5.50%, 01/15/2039	210	230		0.38%, 02/15/2016	2,685	2,687
				0.50%, 08/15/2014	1,114	1,119
5.50%, 02/15/2039	50	55		0.50%, 10/15/2014	1,348	1,354
5.50%, 05/15/2039	16	17
5.50%, 12/15/2039	83	90		0.50%, 07/31/2017	900	895
				0.63%, 07/15/2014	1,514	1,523
5.50%, 03/15/2040	320	350		0.63%, 05/31/2017	1,010	1,011
5.50%, 07/20/2040	70	77
5.50%, 11/15/2040	56	61		0.63%, 08/31/2017	1,200	1,199
5.50%, 04/20/2041	172	188		0.63%, 09/30/2017	1,000	998
				0.63%, 11/30/2017	2,831	2,822
5.50%, 10/20/2041	167	183		0.75%, 06/15/2014	900	906
5.50%, 11/20/2041	185	206
5.50%, 04/01/2042(f)	200	219		0.75%, 06/30/2017	1,441	1,449
				0.75%, 10/31/2017	1,602	1,607
5.50%, 04/01/2043	1,100	1,204		0.75%, 12/31/2017	1,959	1,962
6.00%, 07/15/2032	2	3
6.00%, 12/15/2032	3	4		0.75%, 02/28/2018	2,831	2,830
				0.88%, 11/30/2016	1,157	1,173
6.00%, 10/15/2034	62	70		0.88%, 01/31/2017	450	456
6.00%, 04/15/2035	48	55
6.00%, 04/15/2036	37	42		0.88%, 04/30/2017	2,364	2,392
				0.88%, 01/31/2018	2,749	2,767
6.00%, 06/15/2036	86	96		0.88%, 07/31/2019	1,000	987
6.00%, 04/15/2037	122	137
6.00%, 05/15/2037	76	86		1.00%, 05/15/2014	2,626	2,650
				1.00%, 08/31/2016	1,679	1,710
6.00%, 10/20/2037	170	192		1.00%, 09/30/2016	1,029	1,048
6.00%, 11/20/2037	65	73
6.00%, 01/15/2038	43	48		1.00%, 10/31/2016	1,286	1,310
				1.00%, 03/31/2017	865	880
6.00%, 08/15/2038	46	52		1.00%, 06/30/2019	770	767
6.00%, 09/15/2039	106	121
6.00%, 09/15/2039	153	173		1.00%, 08/31/2019	1,200	1,192
				1.00%, 09/30/2019	1,400	1,390
6.00%, 11/15/2039	322	362		1.00%, 11/30/2019	1,500	1,485
6.00%, 04/15/2040	17	19
6.00%, 01/20/2042	191	215		1.13%, 05/31/2019	720	724
6.00%, 04/01/2042(f)	400	450		1.13%, 12/31/2019	2,000	1,993
6.50%, 10/20/2028	2	2		1.25%, 03/15/2014	2,641	2,668
6.50%, 05/20/2029	1	2		1.25%, 04/15/2014	2,331	2,356
				1.25%, 08/31/2015	2,891	2,957
6.50%, 02/20/2032	1	1		1.25%, 09/30/2015	2,850	2,917
6.50%, 05/20/2032	12	14		1.25%, 10/31/2015	2,831	2,899
6.50%, 05/15/2037	81	93
6.50%, 08/20/2038	54	62		1.25%, 01/31/2019	8,945	9,094
				1.25%, 04/30/2019	1,295	1,312
6.50%, 09/15/2038	65	74		1.25%, 10/31/2019	1,000	1,007
7.00%, 01/15/2028	2	2
7.00%, 03/15/2029	3	4		1.25%, 02/29/2020	1,000	1,002
				1.38%, 11/30/2015	2,900	2,980
7.00%, 07/15/2031	2	2		1.38%, 09/30/2018	2,148	2,206
		$64,111		1.38%, 11/30/2018	1,830	1,876
U.S. Treasury - 36.04%				1.38%, 12/31/2018	1,927	1,974
0.13%, 07/31/2014	1,500	1,498		1.38%, 02/28/2019	2,427	2,481
0.13%, 12/31/2014	1,040	1,038		1.38%, 01/31/2020	2,000	2,023
0.25%, 03/31/2014	1,029	1,030		1.50%, 06/30/2016	2,516	2,605
0.25%, 04/30/2014	2,686	2,688		1.50%, 07/31/2016	1,003	1,039
0.25%, 05/31/2014	444	444		1.50%, 08/31/2018	2,016	2,084
0.25%, 06/30/2014	1,870	1,871		1.50%, 03/31/2019	1,380	1,420
0.25%, 08/31/2014	1,830	1,831		1.63%, 08/15/2022	2,199	2,171
0.25%, 09/15/2014	1,489	1,489		1.63%, 11/15/2022	4,334	4,257
0.25%, 09/30/2014	1,400	1,401		1.75%, 03/31/2014	2,309	2,345
0.25%, 10/31/2014	1,000	1,000		1.75%, 07/31/2015	2,943	3,043
0.25%, 11/30/2014	2,000	2,001		1.75%, 05/31/2016	1,435	1,496
0.25%, 12/15/2014	933	933		1.75%, 10/31/2018	1,709	1,789
0.25%, 01/15/2015	171	171		1.75%, 05/15/2022	2,124	2,130
0.25%, 02/28/2015	2,829	2,829		1.88%, 04/30/2014	963	980
0.25%, 05/15/2015	2,782	2,781		1.88%, 06/30/2015	2,983	3,089
0.25%, 07/15/2015	2,689	2,687		1.88%, 08/31/2017	1,141	1,202
0.25%, 08/15/2015	4,200	4,195		1.88%, 09/30/2017	984	1,036
0.25%, 09/15/2015	1,929	1,926		1.88%, 10/31/2017	484	510
0.25%, 10/15/2015	2,688	2,684		2.00%, 01/31/2016	344	360
				2.00%, 04/30/2016	411	432

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 28, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)		Value (000's)
U.S. Treasury (continued)				U.S. Treasury (continued)
2.00%, 02/15/2022	$729	$749			4.38%, 11/15/2039	$1,027	$1,287
2.00%, 02/15/2023	968	980			4.38%, 05/15/2040	1,054	1,321
2.13%, 11/30/2014	2,073	2,137			4.38%, 05/15/2041	1,188	1,490
2.13%, 05/31/2015	3,027	3,148			4.50%, 11/15/2015	514	570
2.13%, 12/31/2015	2,855	2,994			4.50%, 02/15/2036	1,503	1,910
2.13%, 08/15/2021	1,950	2,038			4.50%, 05/15/2038	1,460	1,859
2.25%, 05/31/2014	3,153	3,228			4.50%, 08/15/2039	558	713
2.25%, 01/31/2015	1,046	1,084			4.63%, 11/15/2016	463	531
2.25%, 11/30/2017	1,514	1,623			4.63%, 02/15/2017	309	357
2.25%, 07/31/2018	1,518	1,630			4.63%, 02/15/2040	1,630	2,122
2.38%, 08/31/2014	3,530	3,638			4.75%, 05/15/2014	1,283	1,348
2.38%, 09/30/2014	2,521	2,602			4.75%, 08/15/2017	1,296	1,527
2.38%, 10/31/2014	1,247	1,290			4.75%, 02/15/2037	1,248	1,643
2.38%, 07/31/2017	1,720	1,848			4.75%, 02/15/2041	229	304
2.38%, 05/31/2018	1,685	1,819			4.88%, 08/15/2016	772	886
2.38%, 06/30/2018	1,473	1,590			5.00%, 05/15/2037	670	913
2.50%, 03/31/2015	657	687			5.25%, 02/15/2029	619	840
2.50%, 04/30/2015	1,022	1,069			5.38%, 02/15/2031	755	1,050
2.50%, 06/30/2017	1,189	1,283			5.50%, 08/15/2028	840	1,164
2.63%, 06/30/2014	2,549	2,626			6.00%, 02/15/2026	232	331
2.63%, 07/31/2014	830	857			6.13%, 11/15/2027	443	646
2.63%, 12/31/2014	1,891	1,970			6.25%, 08/15/2023	834	1,181
2.63%, 01/31/2018	1,286	1,402			6.38%, 08/15/2027	570	848
2.63%, 04/30/2018	1,711	1,868			6.50%, 11/15/2026	448	669
2.63%, 08/15/2020	1,210	1,322			6.63%, 02/15/2027	283	428
2.63%, 11/15/2020	2,427	2,648			6.75%, 08/15/2026	206	312
2.75%, 11/30/2016	576	623			6.88%, 08/15/2025	289	439
2.75%, 05/31/2017	88	96			7.25%, 08/15/2022	441	654
2.75%, 12/31/2017	823	902			7.50%, 11/15/2016	1,185	1,483
2.75%, 02/28/2018	1,673	1,835			7.63%, 11/15/2022	376	573
2.75%, 02/15/2019	3,303	3,642			7.88%, 02/15/2021	129	191
2.75%, 08/15/2042	1,711	1,588			8.00%, 11/15/2021	469	715
2.75%, 11/15/2042	2,394	2,219			8.13%, 08/15/2019	40	58
2.88%, 03/31/2018	222	245			8.13%, 05/15/2021	51	78
3.00%, 08/31/2016	1,714	1,862			8.13%, 08/15/2021	77	118
3.00%, 09/30/2016	756	822			8.50%, 02/15/2020	77	115
3.00%, 02/28/2017	1,099	1,203			8.75%, 05/15/2017	1,168	1,557
3.00%, 05/15/2042	1,127	1,103			8.75%, 05/15/2020	428	649
3.13%, 10/31/2016	924	1,011			9.25%, 02/15/2016	825	1,035
3.13%, 01/31/2017	628	689			9.88%, 11/15/2015	64	80
3.13%, 05/15/2019	519	584			10.63%, 08/15/2015	333	414
3.13%, 05/15/2021	1,106	1,245					$306,359
3.13%, 11/15/2041	907	913		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
3.13%, 02/15/2042	818	823		OBLIGATIONS			$549,075
3.13%, 02/15/2043	400	401		Total Investments			$828,356
3.25%, 05/31/2016	561	611		Other Assets in Excess of Liabilities, Net - 2.55%			$21,669
3.25%, 06/30/2016	2,257	2,464		TOTAL NET ASSETS - 100.00%			$850,025
3.25%, 07/31/2016	1,514	1,656
3.25%, 12/31/2016	474	522
3.38%, 11/15/2019	1,746	1,998		(a)	Security exempt from registration under Rule 144A of the Securities Act of
3.50%, 02/15/2018	887	1,005			1933. These securities may be resold in transactions exempt from
3.50%, 05/15/2020	2,322	2,681			registration, normally to qualified institutional buyers. Unless otherwise
3.50%, 02/15/2039	1,175	1,277			indicated, these securities are not considered illiquid. At the end of the
3.63%, 08/15/2019	989	1,145			period, the value of these securities totaled $3,496 or 0.41% of net assets.
3.63%, 02/15/2020	1,736	2,017		(b)	Variable Rate. Rate shown is in effect at March 28, 2013.
3.63%, 02/15/2021	1,945	2,266		(c)	Fair value of these investments is determined in good faith by the
3.75%, 11/15/2018	797	923			Manager under procedures established and periodically reviewed by the
3.75%, 08/15/2041	1,215	1,374			Board of Directors. At the end of the period, the fair value of these
3.88%, 05/15/2018	769	889			securities totaled $456 or 0.05% of net assets.
3.88%, 08/15/2040	244	283		(d)	Non-Income Producing Security
4.00%, 02/15/2015	930	995		(e)	Security purchased on a when-issued basis.
4.00%, 08/15/2018	430	502		(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
4.13%, 05/15/2015	1,000	1,081			Notes to Financial Statements for additional information.
4.25%, 08/15/2014	2,183	2,304
4.25%, 11/15/2014	931	991
4.25%, 08/15/2015	2,196	2,401
4.25%, 11/15/2017	213	247
4.25%, 05/15/2039	589	723
4.25%, 11/15/2040	846	1,040
4.38%, 02/15/2038	1,289	1,612

See accompanying notes.

Schedule of Investments Bond Market Index Account March 28, 2013 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Government	43.59%
Mortgage Securities	30.22%
Financial	7.85%
Consumer, Non-cyclical	3.09%
Energy	2.76%
Communications	2.54%
Utilities	1.51%
Industrial	1.42%
Basic Materials	1.14%
Consumer, Cyclical	1.03%
Technology	0.81%
Revenue Bonds	0.69%
Asset Backed Securities	0.49%
General Obligation Unlimited	0.25%
Insured	0.05%
General Obligation Limited	0.01%
Other Assets in Excess of Liabilities, Net	2.55%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments Diversified Balanced Account March 28, 2013 (unaudited)

INVESTMENT COMPANIES - 99.11%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 15.09%
International Equity Index Fund (a)	4,291,523	$45,705
MidCap S&P 400 Index Fund (a)	1,616,997	26,939
SmallCap S&P 600 Index Fund (a)	1,323,178	26,715
		$99,359

Principal Variable Contracts Funds, Inc. Class 1 - 84.02%
Bond Market Index Account (a),(b)	31,423,911	319,895
LargeCap S&P 500 Index Account (a)	20,401,627	233,191
		$553,086
TOTAL INVESTMENT COMPANIES		$652,445
Total Investments		$652,445
Other Assets in Excess of Liabilities, Net - 0.89%		$5,881
TOTAL NET ASSETS - 100.00%		$658,326

(a)	Affiliated Security
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	48.60%
Domestic Equity Funds	43.57%
International Equity Funds	6.94%
Other Assets in Excess of Liabilities, Net	0.89%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Diversified Balanced Account
March 28, 2013 (unaudited)

	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	March 28, 2013 Shares	March 28, 2013 Cost
Affiliated Securities

Bond Market Index Account	28,541,455	$286,588	2,982,616	$30,278	100,160	$1,018	31,423,911	$315,848
International Equity Index Fund	4,005,675	38,056	339,288	3,574	53,440	565	4,291,523	41,064
LargeCap S&P 500 Index Account	19,637,395	176,280	1,380,696	15,118	616,464	6,739	20,401,627	184,771
MidCap S&P 400 Index Fund	1,601,267	21,654	109,394	1,728	93,664	1,481	1,616,997	21,929
SmallCap S&P 600 Index Fund	1,309,478	20,167	89,608	1,728	75,908	1,464	1,323,178	20,508

		$542,745		$52,426		$11,267		$584,120

	Income			Realized Gain/Loss on Investments		Realized Gain from Capital Gain Distributions

Bond Market Index Account		$—			$—			$—
International Equity Index Fund		—			(1)			—
LargeCap S&P 500 Index Account		—			112			—
MidCap S&P 400 Index Fund		—			28			—
SmallCap S&P 600 Index Fund		—			77			—
		$—			$216			$—
All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments Diversified Growth Account March 28, 2013 (unaudited)

INVESTMENT COMPANIES - 99.20%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 20.01%
International Equity Index Fund (a)	13,163,927	$140,196
MidCap S&P 400 Index Fund (a)	4,339,229	72,292
SmallCap S&P 600 Index Fund (a)	3,550,779	71,690
		$284,178

Principal Variable Contracts Funds, Inc. Class 1 - 79.19%
Bond Market Index Account (a),(b)	47,252,418	481,030
LargeCap S&P 500 Index Account (a)	56,317,789	643,712
		$1,124,742
TOTAL INVESTMENT COMPANIES		$1,408,920
Total Investments		$1,408,920
Other Assets in Excess of Liabilities, Net - 0.80%		$11,417
TOTAL NET ASSETS - 100.00%		$1,420,337

(a)	Affiliated Security
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55.46%
Fixed Income Funds	33.87%
International Equity Funds	9.87%
Other Assets in Excess of Liabilities, Net	0.80%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Diversified Growth Account
March 28, 2013 (unaudited)

	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	March 28, 2013 Shares	March 28, 2013 Cost
Affiliated Securities

Bond Market Index Account	41,783,901	$419,397		5,468,517	$55,497	—	$—	47,252,418	$474,894
International Equity Index Fund	11,967,595	115,343		1,230,377	12,995	34,045	361	13,163,927	127,976
LargeCap S&P 500 Index Account	52,801,450	475,813		4,569,925	50,369	1,053,586	11,530	56,317,789	514,771
MidCap S&P 400 Index Fund	4,186,128	57,060		351,404	5,597	198,303	3,136	4,339,229	59,565
SmallCap S&P 600 Index Fund	3,423,356	53,082		287,890	5,597	160,467	3,096	3,550,779	55,731

		$1,120,695			$130,055		$18,123		$1,232,937

	Income				Realized Gain/Loss on Investments		Realized Gain from Capital Gain Distributions

Bond Market Index Account			$—			$—			$—
International Equity Index Fund			—			(1)			—
LargeCap S&P 500 Index Account			—			119			—
MidCap S&P 400 Index Fund			—			44			—
SmallCap S&P 600 Index Fund			—			148			—
			$—			$310			$—
All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments Diversified Income Account March 28, 2013 (unaudited)

INVESTMENT COMPANIES - 97.94%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 10.01%
International Equity Index Fund (a)	242,039	$2,578
MidCap S&P 400 Index Fund (a)	119,651	1,993
SmallCap S&P 600 Index Fund (a)	97,912	1,977
		$6,548

Principal Variable Contracts Funds, Inc. Class 1 - 87.93%
Bond Market Index Account (a),(b)	4,036,600	41,093
LargeCap S&P 500 Index Account (a)	1,438,006	16,436
		$57,529
TOTAL INVESTMENT COMPANIES		$64,077
Total Investments		$64,077
Other Assets in Excess of Liabilities, Net - 2.06%		$1,346
TOTAL NET ASSETS - 100.00%		$65,423

(a)	Affiliated Security
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	62.81%
Domestic Equity Funds	31.19%
International Equity Funds	3.94%
Other Assets in Excess of Liabilities, Net	2.06%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Diversified Income Account
March 28, 2013 (unaudited)

	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		March 28, 2013 Shares	March 28, 2013 Cost
Affiliated Securities

Bond Market Index Account	3,480,569	$35,461		900,151	$9,141	344,120		$3,496	4,036,600	$41,106
International Equity Index Fund	214,830	2,102		51,357	542	24,148		255	242,039	2,390
LargeCap S&P 500 Index Account	1,317,472	13,390		292,683	3,219	172,149		1,878	1,438,006	14,749
MidCap S&P 400 Index Fund	112,686	1,653		24,339	386	17,374		273	119,651	1,770
SmallCap S&P 600 Index Fund	92,137	1,613		19,935	386	14,160		272	97,912	1,732

		$54,219			$13,674			$6,174		$61,747

	Income			Realized Gain/Loss on Investments				Realized Gain from Capital Gain Distributions

Bond Market Index Account			$—			$—	$			—
International Equity Index Fund			—			1				—
LargeCap S&P 500 Index Account			—			18				—
MidCap S&P 400 Index Fund			—			4				—
SmallCap S&P 600 Index Fund			—			5				—
			$—			$28	$			—
All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
Diversified International Account
March 28, 2013 (unaudited)

COMMON STOCKS - 97.19%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.04%				Banks (continued)
Teleperformance	4,092	$174		Nordea Bank AB	193,610		$2,196
				Royal Bank of Canada	57,800		3,482
				Sberbank of Russia	305,825		969
Aerospace & Defense - 0.66%				Skandinaviska Enskilda Banken AB	297,405		2,991
BAE Systems PLC	246,447	1,479		Standard Chartered PLC	163,093		4,235
MTU Aero Engines Holding AG	4,138	393
Safran SA	29,219	1,304		Sumitomo Mitsui Financial Group Inc	122,700		5,034
				Sumitomo Mitsui Trust Holdings Inc	322,000		1,533
		$3,176		Svenska Handelsbanken AB	63,741		2,726
Agriculture - 1.83%				Swedbank AB	165,857		3,779
British American Tobacco PLC	79,709	4,274		Turkiye Halk Bankasi AS	41,094		440
ITC Ltd	147,433	840		Yes Bank Ltd (b)	119,640		952
Japan Tobacco Inc	114,000	3,647					$67,637
		$8,761		Beverages - 1.65%
Airlines - 0.71%				Anheuser-Busch InBev NV	43,517		4,326
easyJet PLC	144,661	2,380		Cia de Bebidas das Americas ADR	44,158		1,869
Turk Hava Yollari Anonium Ortakligi (a)	246,348	1,008		Fomento Economico Mexicano SAB de CV	14,894		1,691
		$3,388		ADR
							$7,886
Apparel - 0.29%
Grendene SA	21,000	223		Biotechnology - 0.55%
Prada SpA	113,400	1,157		CSL Ltd	39,484		2,441
		$1,380		Genmab A/S (a)	3,479		80
				Morphosys AG (a)	2,678		110
Automobile Manufacturers - 3.15%							$2,631
Bayerische Motoren Werke AG	20,557	1,779
Fuji Heavy Industries Ltd	130,000	2,062		Building Materials - 1.03%
Great Wall Motor Co Ltd	233,000	793		Buzzi Unicem SpA	8,049		124
Hyundai Motor Co	3,264	660		China National Building Material Co Ltd	452,000		571
Kia Motors Corp	12,052	611		Holcim Ltd (a)	28,502		2,277
Mazda Motor Corp (a)	433,000	1,274		Lafarge SA	23,224		1,546
Suzuki Motor Corp	54,900	1,230		Sanwa Holdings Corp	44,000		229
Toyota Motor Corp	129,000	6,652		Sumitomo Osaka Cement Co Ltd	58,000		170
		$15,061					$4,917
Automobile Parts & Equipment - 1.43%				Chemicals - 2.76%
Cie Generale des Etablissements Michelin	25,586	2,144		Agrium Inc	30,400		2,964
Continental AG	24,047	2,882		Aica Kogyo Co Ltd	11,200		206
JTEKT Corp	77,600	735		BASF SE	46,716		4,102
Minth Group Ltd	84,000	124		Elementis PLC	29,958		119
Plastic Omnium SA	4,209	195		Filtrona PLC	11,047		122
Showa Corp	17,198	185		Nippon Soda Co Ltd	34,000		161
Sungwoo Hitech Co Ltd	9,317	127		Sasol Ltd	24,667		1,092
Valeo SA	2,760	149		Sociedad Quimica y Minera de Chile SA ADR	9,514		528
Xinyi Glass Holdings Ltd (a)	214,000	152		Solvay SA	11,460		1,555
Yokohama Rubber Co Ltd/The	15,000	174		Yara International ASA	51,858		2,367
		$6,867					$13,216
Banks - 14.13%				Coal - 0.11%
Aozora Bank Ltd	494,241	1,398		China Coal Energy Co Ltd	608,000		544
Australia & New Zealand Banking Group Ltd	126,601	3,776
Banca Generali SpA	11,201	213		Commercial Services - 0.38%
Banca Popolare dell'Emilia Romagna Scrl	15,881	113		CCR SA	109,200		1,115
Bank of China Ltd	3,933,200	1,830		Kroton Educacional SA	10,122		130
Bank of Ireland (a)	889,887	176
				Loomis AB	8,964		168
Barclays PLC	427,448	1,902		Sohgo Security Services Co Ltd	8,600		126
China Construction Bank Corp	2,166,535	1,776		Stantec Inc	2,500		110
Chongqing Rural Commercial Bank	685,000	368		Valid Solucoes e Servicos de Seguranca em	8,572		164
Credicorp Ltd	2,484	412		Meios de Pagamento e Identificacao S.A
Credit Suisse Group AG (a)	20,432	537
DBS Group Holdings Ltd	263,000	3,404					$1,813
DNB ASA	166,065	2,444		Computers - 1.65%
FirstRand Ltd	290,010	1,017		Asustek Computer Inc	109,000		1,303
Grupo Financiero Banorte SAB de CV	200,300	1,600		Gemalto NV	23,160		2,022
HSBC Holdings PLC	722,019	7,704		Infosys Ltd ADR	22,932		1,236
ICICI Bank Ltd ADR	14,366	616		Ingenico	18,678		1,107
Industrial & Commercial Bank of China Ltd	2,220,555	1,562		Innolux Corp (a)	930,000		576
Kasikornbank PCL	110,100	788		Ju Teng International Holdings Ltd	503,862		318
Krung Thai Bank PCL (b)	1,638,500	1,392		Lenovo Group Ltd	270,000		269
Malayan Banking Bhd	527,400	1,602		NEC Networks & System Integration Corp	7,900		155
Mitsubishi UFJ Financial Group Inc	708,600	4,275		Tata Consultancy Services Ltd	28,576		830
Nedbank Group Ltd	19,065	395

See accompanying notes.

Schedule of Investments
Diversified International Account
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Food - 4.53%
TPV Technology Ltd	300,000	$85		Associated British Foods PLC	37,604		$1,088
		$7,901		Cia Brasileira de Distribuicao Grupo Pao de	15,136		806
				Acucar ADR
Consumer Products - 0.03%				Cosan SA Industria e Comercio	26,600		594
Goodbaby International Holdings Ltd	216,000	127		Delhaize Group SA	8,801		480
				JBS SA (a)	177,031		595
Distribution & Wholesale - 1.43%				Nestle SA	74,549		5,395
Inchcape PLC	29,931	229		Nutreco NV	23,154		2,126
Marubeni Corp	297,000	2,274		Sao Martinho SA	8,103		114
Mitsubishi Corp	35,500	669		Suedzucker AG	54,030		2,284
Toyota Tsusho Corp	63,800	1,635		Tate & Lyle PLC	121,028		1,564
Wolseley PLC	40,657	2,028		Toyo Suisan Kaisha Ltd	41,000		1,266
		$6,835		Unilever PLC	107,889		4,563
				Uni-President Enterprises Corp	271,000		515
Diversified Financial Services - 3.34%				Vigor Alimentos SA (a),(c)	4,384		17
Aberdeen Asset Management PLC	439,177	2,870		Viscofan SA	5,029		264
Azimut Holding SpA	72,595	1,177					$21,671
Daishin Securities Co Ltd	17,860	156
Daiwa Securities Group Inc	204,000	1,446		Forest Products & Paper - 0.93%
Hana Financial Group Inc	22,330	792		DS Smith PLC	62,091		207
IDFC Ltd	223,804	593		Mondi PLC	108,171		1,473
Indiabulls Financial Services Ltd (b)	37,619	188		Smurfit Kappa Group PLC	144,259		2,392
Intermediate Capital Group PLC	244,822	1,579		Sumitomo Forestry Co Ltd	11,800		131
International Personal Finance PLC	16,542	112		West Fraser Timber Co Ltd	2,900		257
Jaccs Co Ltd	50,000	313					$4,460
KB Financial Group Inc	30,819	1,030
Mega Financial Holding Co Ltd	1,824,910	1,482		Gas - 0.94%
ORIX Corp	310,200	3,961		Gas Natural SDG SA	57,571		1,021
				Korea Gas Corp	9,100		572
Paragon Group of Cos PLC	23,837	118		Perusahaan Gas Negara Persero Tbk PT	1,704,500		1,046
Provident Financial PLC	7,372	176		Tokyo Gas Co Ltd	347,000		1,876
		$15,993					$4,515
Electric - 0.46%				Hand & Machine Tools - 0.10%
Atco Ltd/Canada	1,700	154		KUKA AG (a)	6,201		271
China Power International Development Ltd	521,000	168		Techtronic Industries Co	86,000		211
Huaneng Power International Inc	784,000	837
Tenaga Nasional BHD	443,500	1,032					$482
		$2,191		Healthcare - Products - 1.24%
				Coloplast A/S	51,787		2,790
Electrical Components & Equipment - 0.47%				Elekta AB	79,616		1,208
Harbin Electric Co Ltd	118,000	96		Fresenius SE & Co KGaA	14,103		1,743
Hitachi Ltd	371,261	2,168		Hogy Medical Co Ltd	3,500		189
		$2,264					$5,930
Electronics - 1.33%				Healthcare - Services - 0.28%
AAC Technologies Holdings Inc	48,500	234		Eurofins Scientific (a)	586		123
Anritsu Corp	128,000	2,007		Ramsay Health Care Ltd	36,685		1,235
Hon Hai Precision Industry Co Ltd	318,993	888
NEC Corp	829,000	2,213					$1,358
Phison Electronics Corp	58,000	472		Holding Companies - Diversified - 0.65%
Radiant Opto-Electronics Corp	47,680	189		Alfa SAB de CV	399,100		975
Spectris PLC	5,710	213		Bidvest Group Ltd	27,809		733
Tokyo Seimitsu Co Ltd	6,400	134		Emperor International Holdings	386,000		105
		$6,350		Imperial Holdings Ltd	30,845		706
Engineering & Construction - 1.54%				KOC Holding AS	105,723		614
Aecon Group Inc	7,400	95					$3,133
Bilfinger SE	23,894	2,485		Home Builders - 1.79%
Cheung Kong Infrastructure Holdings Ltd	197,000	1,354		Barratt Developments PLC (a)	679,242		2,838
China Railway Construction Corp Ltd	668,142	636		Persimmon PLC	130,058		2,118
CTCI Corp	107,000	207		Sekisui House Ltd	107,000		1,454
Daelim Industrial Co Ltd	12,091	1,000		Taylor Wimpey PLC	1,542,878		2,139
Downer EDI Ltd	22,667	118					$8,549
Obrascon Huarte Lain SA	7,199	237
Vinci SA	27,284	1,231		Home Furnishings - 0.05%
		$7,363		De'Longhi SpA	14,298		225
Entertainment - 0.10%
Avex Group Holdings Inc	5,000	135		Insurance - 4.46%
Lottomatica Group SpA	4,510	106		Catlin Group Ltd	17,065		136
William Hill PLC	40,163	226		Hannover Rueckversicherung SE	38,216		3,009
William Hill PLC - Rights (a)	8,925	17		Helvetia Holding AG	496		200
		$484		Lancashire Holdings Ltd	11,522		142

See accompanying notes.

Schedule of Investments
Diversified International Account
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance (continued)				Mining (continued)
Legal & General Group PLC	1,267,628	$3,336		Sterlite Industries India Ltd ADR	100,103		$699
MS&AD Insurance Group Holdings	48,900	1,089					$14,446
Muenchener Rueckversicherungs AG	15,453	2,896
PICC Property & Casualty Co Ltd	552,400	712		Miscellaneous Manufacturing - 0.35%
Prudential PLC	241,732	3,926		IMI PLC	59,198		1,168
Sampo	90,692	3,498		Singamas Container Holdings Ltd	588,000		154
Sanlam Ltd	256,565	1,317		Sunny Optical Technology Group Co Ltd	173,000		200
Standard Life PLC	194,328	1,084		Trelleborg AB	11,322		156
		$21,345					$1,678
Internet - 0.12%				Office & Business Equipment - 0.26%
Rightmove PLC	4,105	111		Ricoh Co Ltd	116,000		1,266
Tencent Holdings Ltd	14,600	467
		$578		Oil & Gas - 6.73%
				Afren PLC (a)	99,281		215
Iron & Steel - 0.40%				Bangchak Petroleum PCL (b)	275,100		339
APERAM	6,209	77
BlueScope Steel Ltd (a)	49,578	260		Bonterra Energy Corp	3,000		146
				BP PLC	143,491		1,009
Ferrexpo PLC	19,646	52		Cenovus Energy Inc	61,200		1,895
Kyoei Steel Ltd	8,700	156
POSCO ADR	14,816	1,092		China Petroleum & Chemical Corp	1,052,000		1,234
				CNOOC Ltd	389,000		748
Severstal OAO	30,442	271		Eni SpA	175,583		3,931
		$1,908		EnQuest PLC (a)	1		—
Lodging - 0.53%				Gazprom OAO ADR	77,878		666
MGM China Holdings Ltd	400,000	858		Lukoil OAO ADR	23,626		1,522
Whitbread PLC	42,660	1,668		PetroChina Co Ltd	1,413,199		1,861
		$2,526		Petroleo Brasileiro SA ADR	73,508		1,218
				Polski Koncern Naftowy Orlen S.A. (a)	48,104		760
Machinery - Construction & Mining - 0.01%				PTT Exploration & Production PCL (b)	127,500		649
China National Materials Co Ltd	217,000	58		Reliance Industries Ltd	38,764		552
				RMP Energy Inc (a)	32,500		131
Machinery - Diversified - 1.00%				Rosneft OAO	125,164		957
Daifuku Co Ltd	17,000	139		Royal Dutch Shell PLC - A Shares	29,501		956
Duerr AG	2,125	232		Royal Dutch Shell PLC - B Shares	78,010		2,594
IHI Corp	269,000	819		Seadrill Ltd	73,996		2,697
Kawasaki Heavy Industries Ltd	392,000	1,242		SK Holdings Co Ltd	7,156		1,090
Mitsubishi Heavy Industries Ltd	370,000	2,141		Statoil ASA	102,245		2,496
OC Oerlikon Corp AG (a)	17,527	208		Suncor Energy Inc	76,400		2,289
		$4,781		Tatneft OAO ADR	22,483		891
				Thai Oil PCL (b)	458,200		1,006
Media - 0.74%				TransGlobe Energy Corp (a)	18,200		156
Grupo Televisa SAB ADR	44,740	1,190		Whitecap Resources Inc	20,396		194
ITV PLC	560,898	1,106					$32,202
Kabel Deutschland Holding AG	13,331	1,231
		$3,527		Oil & Gas Services - 1.09%
				John Wood Group PLC	91,129		1,204
Metal Fabrication & Hardware - 0.21%				Petrofac Ltd	1		—
Bodycote PLC	19,420	159		Petroleum Geo-Services ASA	8,309		129
NTN Corp	308,000	827		Polarcus Ltd (a)	113,701		127
		$986		Technip SA	9,016		925
Mining - 3.02%				TGS Nopec Geophysical Co ASA	74,379		2,819
Argonaut Gold Inc (a)	11,669	95					$5,204
B2Gold Corp (a)	31,300	95		Packaging & Containers - 0.33%
BHP Billiton Ltd	142,556	4,873		Rexam PLC	196,084		1,575
Boliden AB	5,178	84
Capstone Mining Corp (a)	58,900	131
Gold Fields Ltd	64,478	498		Pharmaceuticals - 6.72%
Grupo Mexico SAB de CV	284,500	1,149		Aurobindo Pharma Ltd	32,097		86
HudBay Minerals Inc	17,688	170		Bayer AG	35,413		3,660
				BTG PLC (a)	98,627		535
Inmet Mining Corp	31,000	2,064
Jiangxi Copper Co Ltd	205,000	455		Chong Kun Dang Pharm Corp	5,510		261
KGHM Polska Miedz SA	17,094	828		GlaxoSmithKline PLC	30,952		725
Korea Zinc Co Ltd	1,185	380		Kaken Pharmaceutical Co Ltd	11,000		200
Lundin Mining Corp (a)	22,600	99		KYORIN Holdings Inc	6,200		151
MMC Norilsk Nickel OJSC ADR	29,376	497		Novartis AG	76,947		5,484
New Gold Inc (a)	11,000	100		Novo Nordisk A/S	26,637		4,293
PanAust Ltd	21,977	57		Roche Holding AG	34,949		8,147
Rio Tinto Ltd	11,764	706		Sanofi	57,484		5,863
Rio Tinto PLC	9,963	469		Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	184,602		226
Southern Copper Corp	26,549	997		Ship Healthcare Holdings Inc	5,200		184
				Shire PLC	73,599		2,241

See accompanying notes.

Schedule of Investments
Diversified International Account
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				Software - 1.21%
Virbac SA	562	$130		HCL Technologies Ltd	70,599		$1,034
		$32,186		Nihon Unisys Ltd	16,900		139
				SAP AG	46,712		3,757
Pipelines - 0.53%				Tech Mahindra Ltd	44,934		878
TransCanada Corp	53,500	2,554					$5,808
				Telecommunications - 6.13%
Real Estate - 3.01%				America Movil SAB de CV ADR	40,972		859
Arnest One Corp	5,300	105
Brookfield Asset Management Inc	97,658	3,567		BT Group PLC	719,886		3,041
				China Mobile Ltd	119,785		1,270
Capital Property Fund	121,117	147		China Telecom Corp Ltd	1,124,000		569
Cheung Kong Holdings Ltd	141,000	2,089
Cyrela Brazil Realty SA Empreendimentos e	65,100	559		Freenet AG	51,288		1,248
				GN Store Nord A/S	11,448		204
Participacoes				Hutchison Telecommunications Hong Kong	190,667		94
Deutsche Wohnen AG	30,616	557
Ez Tec Empreendimentos e Participacoes SA	7,773	104		Holdings Ltd
				KDDI Corp	66,600		2,785
Great Eagle Holdings Ltd	44,000	180		KT Corp	25,180		796
Greentown China Holdings Ltd	66,500	126		Nippon Telegraph & Telephone Corp	31,500		1,375
Helbor Empreendimentos SA	26,583	175
IMMOFINANZ AG (a)	288,204	1,093		Rogers Communications Inc	55,000		2,809
				Samart Corp PCL (b)	512,800		488
K Wah International Holdings Ltd	362,000	204		SK Telecom Co Ltd	5,172		840
KWG Property Holding Ltd	171,500	108
Longfor Properties Co Ltd	88,500	147		Softbank Corp	57,200		2,635
				Taiwan Mobile Co Ltd	218,000		738
Mah Sing Group Bhd	160,300	120		Telecity Group PLC	7,890		109
Mitsui Fudosan Co Ltd	113,000	3,227
Shenzhen Investment Ltd	576,000	232		Telekomunikasi Indonesia Persero Tbk PT	1,367,000		1,551
				TeliaSonera AB	209,510		1,496
Shimao Property Holdings Ltd	369,500	712		VimpelCom Ltd ADR	17,282		205
Sumitomo Realty & Development Co Ltd	22,000	857
Sunac China Holdings Ltd	125,000	88		Vivendi SA	124,754		2,581
				Vodacom Group Ltd	45,686		546
		$14,397		Vodafone Group PLC	742,704		2,108
REITS - 1.62%				Ziggo NV	28,180		992
Canadian Apartment Properties REIT	4,400	109					$29,339
CapitaCommercial Trust	96,000	123
Dexus Property Group	933,717	1,015		Transportation - 2.80%
				Canadian National Railway Co	44,500		4,473
Granite Real Estate Investment Trust	3,117	119		Canadian Pacific Railway Ltd	22,000		2,870
Mirvac Group	1,000,427	1,693
RioCan Real Estate Investment Trust	46,500	1,273		East Japan Railway Co	35,200		2,898
				Nippon Konpo Unyu Soko Co Ltd	7,200		114
Suntec Real Estate Investment Trust	148,000	215		Nippon Yusen KK	394,000		1,016
Westfield Group	151,702	1,719
Westfield Retail Trust	475,620	1,497		Seino Holdings Co Ltd	13,000		113
				Senko Co Ltd	33,000		172
		$7,763		West Japan Railway Co	35,800		1,722
Retail - 3.04%							$13,378
Alimentation Couche Tard Inc	52,700	2,856
Aoyama Trading Co Ltd	7,400	189		Water - 0.50%
				Cia de Saneamento Basico do Estado de Sao	14,800		705
Cie Financiere Richemont SA	44,744	3,523		Paulo (a)
Dollarama Inc	42,200	2,710		United Utilities Group PLC	157,621		1,699
Inditex SA	18,887	2,517
Lawson Inc	15,000	1,152					$2,404
Lotte Shopping Co Ltd	2,014	714		TOTAL COMMON STOCKS			$465,162
Man Wah Holdings Ltd	106,000	102		PREFERRED STOCKS - 1.24%	Shares Held		Value(000	's)
Pandora A/S	7,594	210		Automobile Manufacturers - 0.33%
Sugi Holdings Co Ltd	4,600	164		Volkswagen AG	7,960		1,585
Tsuruha Holdings Inc	2,200	215
Valor Co Ltd	10,100	193
		$14,545		Banks - 0.55%
				Banco Bradesco SA	62,700		1,058
Semiconductors - 2.61%				Itau Unibanco Holding SA	86,900		1,545
ams AG	1,610	182					$2,603
ARM Holdings PLC	158,238	2,230
Chipbond Technology Corp	114,000	259		Iron & Steel - 0.22%
Elan Microelectronics Corp	277,000	613		Vale SA	64,048		1,060
King Yuan Electronics Co Ltd	303,000	206
Novatek Microelectronics Corp	118,000	517		Telecommunications - 0.14%
Samsung Electronics Co Ltd	3,896	5,310		Telefonica Brasil SA	25,100		670
Taiwan Semiconductor Manufacturing Co Ltd	954,140	3,196
		$12,513		TOTAL PREFERRED STOCKS			$5,918
Shipbuilding - 0.19%
Samsung Heavy Industries Co Ltd	28,710	913

See accompanying notes.

Schedule of Investments
Diversified International Account
March 28, 2013 (unaudited)

			Portfolio Summary (unaudited)

	Maturity		Country	Percent
REPURCHASE AGREEMENTS - 0.47%	Amount (000's)	Value (000's)	Japan	16.37%
			United Kingdom	14.91%
Banks - 0.47%			Canada	7.92%
Investment in Joint Trading Account; Credit	$421	$421	Germany	7.15%
Suisse Repurchase Agreement; 0.18%			Switzerland	5.82%
dated 03/28/2013 maturing 04/01/2013			Australia	4.05%
(collateralized by US Government			France	3.62%
Securities; $429,093; 4.25% - 8.75%; dated			Korea, Republic Of	3.43%
08/15/20 - 05/15/39)			China	3.37%
Investment in Joint Trading Account; Deutsche	337	338	Sweden	3.10%
Bank Repurchase Agreement; 0.20% dated			Brazil	2.65%
03/28/2013 maturing 04/01/2013			Taiwan, Province Of China	2.33%
(collateralized by US Government			Norway	2.14%
Securities; $344,235; 0.00% - 6.25%; dated			Netherlands	1.85%
06/26/13 - 08/08/35)			India	1.78%
Investment in Joint Trading Account; JP	883	883	Hong Kong	1.58%
Morgan Repurchase Agreement; 0.17%			Denmark	1.58%
dated 03/28/2013 maturing 04/01/2013			Mexico	1.55%
(collateralized by US Government			Italy	1.47%
Securities; $901,094; 0.00% - 11.25%;			Belgium	1.34%
dated 04/05/13 - 11/15/40)			South Africa	1.33%
Investment in Joint Trading Account; Merrill	589	589	Russian Federation	1.21%
Lynch Repurchase Agreement; 0.12%			Ireland	1.01%
dated 03/28/2013 maturing 04/01/2013			Thailand	0.97%
(collateralized by US Government			Spain	0.85%
Securities; $600,729; 0.13% - 6.18%; dated			Singapore	0.79%
03/20/14 - 08/15/42)			United States	0.76%
		$2,231	Finland	0.73%
TOTAL REPURCHASE AGREEMENTS		$2,231	Bermuda	0.59%
Total Investments		$473,311	Malaysia	0.58%
Other Assets in Excess of Liabilities, Net - 1.10%		$5,281	Indonesia	0.54%
TOTAL NET ASSETS - 100.00%		$478,592	Turkey	0.48%
			Poland	0.33%
			Austria	0.27%
(a) Non-Income Producing Security			Macao	0.18%
(b)	Fair value of these investments is determined in good faith by the		Chile	0.11%
Manager under procedures established and periodically reviewed by the			Peru	0.09%
Board of Directors. At the end of the period, the fair value of these			Luxembourg	0.04%
securities totaled $5,014 or 1.05% of net assets.			United Arab Emirates	0.03%
(c) Security is Illiquid			Other Assets in Excess of Liabilities, Net	1.10%
			TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Equity Income Account
March 28, 2013 (unaudited)

COMMON STOCKS - 97.73%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 2.71%				Healthcare - Products - 1.68%
Lockheed Martin Corp	101,869	$9,832		Becton Dickinson and Co	49,625		$4,745
Raytheon Co	132,267	7,776		Medtronic Inc	130,621		6,134
		$17,608					$10,879
Apparel - 1.32%				Insurance - 7.37%
VF Corp	51,237	8,595		ACE Ltd	151,756		13,502
				Allianz SE ADR	199,777		2,717
				Allstate Corp/The	143,255		7,029
Automobile Manufacturers - 0.86%				Chubb Corp/The	60,798		5,322
PACCAR Inc	109,839	5,553		Fidelity National Financial Inc	304,649		7,686
				MetLife Inc	245,047		9,317
Automobile Parts & Equipment - 1.44%				Swiss Re AG ADR	27,391		2,239
Autoliv Inc	89,067	6,158					$47,812
Johnson Controls Inc	90,719	3,182
		$9,340		Leisure Products & Services - 0.55%
				Carnival Corp	103,490		3,550
Banks - 8.75%
Australia & New Zealand Banking Group Ltd	59,087	1,771
ADR				Machinery - Diversified - 1.36%
Banco Santander SA ADR	487,421	3,319		Deere & Co	102,770		8,836
Bank of Nova Scotia	108,546	6,325
Grupo Financiero Santander Mexico SAB de	52,947	817		Media - 0.46%
CV ADR(a)				Walt Disney Co/The	52,218		2,966
JP Morgan Chase & Co	260,189	12,349
M&T Bank Corp	55,902	5,767
PNC Financial Services Group Inc	145,013	9,643		Mining - 2.14%
US Bancorp	247,133	8,385		Barrick Gold Corp	334,333		9,829
Wells Fargo & Co	227,085	8,400		BHP Billiton Ltd ADR	59,457		4,069
		$56,776					$13,898
				Miscellaneous Manufacturing - 1.79%
Beverages - 1.22%				3M Co	38,200		4,061
Coca-Cola Co/The	68,134	2,755
Dr Pepper Snapple Group Inc	110,176	5,173		Parker Hannifin Corp	82,675		7,571
		$7,928					$11,632
				Oil & Gas - 11.85%
Chemicals - 0.91%				Chevron Corp	83,669		9,942
Air Products & Chemicals Inc	28,806	2,509		Encana Corp	271,312		5,280
EI du Pont de Nemours & Co	69,216	3,403		Exxon Mobil Corp	112,094		10,101
		$5,912		Marathon Oil Corp	195,484		6,592
Computers - 1.01%				Marathon Petroleum Corp	123,186		11,037
Apple Inc	14,765	6,535		Occidental Petroleum Corp	104,561		8,194
				Penn West Petroleum Ltd	626,533		6,742
				Royal Dutch Shell PLC - B shares ADR	169,008		11,293
Distribution & Wholesale - 1.47%				Total SA ADR	160,699		7,710
Genuine Parts Co	122,615	9,564					$76,891
				Pharmaceuticals - 11.76%
Diversified Financial Services - 1.99%				Abbott Laboratories	170,290		6,015
BlackRock Inc	50,312	12,924		AbbVie Inc	172,638		7,040
				GlaxoSmithKline PLC ADR	169,367		7,945
Electric - 3.90%				Johnson & Johnson	77,222		6,296
NextEra Energy Inc	100,455	7,803		Merck & Co Inc	278,398		12,314
Northeast Utilities	133,777	5,814		Novartis AG ADR	105,139		7,490
Wisconsin Energy Corp	116,136	4,981		Pfizer Inc	442,175		12,761
Xcel Energy Inc	225,416	6,695		Roche Holding AG ADR	144,037		8,441
		$25,293		Teva Pharmaceutical Industries Ltd ADR	202,278		8,026
Electrical Components & Equipment - 0.83%							$76,328
Emerson Electric Co	96,748	5,405		Pipelines - 3.97%
				Enterprise Products Partners LP	154,935		9,341
				Kinder Morgan Energy Partners LP	81,563		7,322
Electronics - 0.66%				Kinder Morgan Inc/DE	235,507		9,109
Honeywell International Inc	56,480	4,256					$25,772
Food - 3.39%				REITS - 4.77%
Kraft Foods Group Inc	126,199	6,503		American Capital Agency Corp	305,533		10,015
Kroger Co/The	303,071	10,044		Annaly Capital Management Inc	493,679		7,845
Mondelez International Inc	178,082	5,451		Digital Realty Trust Inc	195,384		13,073
		$21,998					$30,933
Gas - 1.03%				Retail - 2.32%
Sempra Energy	83,394	6,667		Costco Wholesale Corp	27,111		2,877
				McDonald's Corp	65,742		6,554

See accompanying notes.

Schedule of Investments
Equity Income Account
March 28, 2013 (unaudited)

				Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held	Value(000	's)	Sector	Percent
				Financial	23.78%
Retail (continued)				Consumer, Non-cyclical	18.05%
Tiffany & Co	81,126	$5,641		Energy	15.82%
		$15,072		Consumer, Cyclical	11.79%
				Industrial	10.07%
Semiconductors - 5.09%				Technology	7.71%
Applied Materials Inc	485,726	6,548		Utilities	4.93%
Intel Corp	482,034	10,532		Communications	3.43%
Maxim Integrated Products Inc	194,624	6,355		Basic Materials	3.05%
Microchip Technology Inc	191,456	7,038		Other Assets in Excess of Liabilities, Net	1.37%
Taiwan Semiconductor Manufacturing Co Ltd	149,637	2,572		TOTAL NET ASSETS	100.00%
ADR
		$33,045
Software - 1.61%
Microsoft Corp	364,177	10,419
Telecommunications - 2.97%
BCE Inc	124,719	5,823
CenturyLink Inc	109,403	3,844
Verizon Communications Inc	55,856	2,745
Vodafone Group PLC ADR	241,399	6,858
		$19,270
Toys, Games & Hobbies - 3.83%
Hasbro Inc	231,692	10,181
Mattel Inc	334,792	14,660
		$24,841
Transportation - 2.72%
Norfolk Southern Corp	69,446	5,353
Union Pacific Corp	34,374	4,895
United Parcel Service Inc	85,782	7,369
		$17,617
TOTAL COMMON STOCKS		$634,115
	Maturity
REPURCHASE AGREEMENTS - 0.90%	Amount (000's)	Value(000	's)

Banks- 0.90%
Investment in Joint Trading Account; Credit	$1,096	$1,096
Suisse Repurchase Agreement; 0.18%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $1,117,785; 4.25% - 8.75%;
dated 08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	879	879
Bank Repurchase Agreement; 0.20% dated
03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $896,732; 0.00% - 6.25%; dated
06/26/13 - 08/08/35)
Investment in Joint Trading Account; JP	2,301	2,302
Morgan Repurchase Agreement; 0.17%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $2,347,349; 0.00% - 11.25%;
dated 04/05/13 - 11/15/40)
Investment in Joint Trading Account; Merrill	1,534	1,534
Lynch Repurchase Agreement; 0.12%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $1,564,899; 0.13% - 6.18%;
dated 03/20/14 - 08/15/42)
		$5,811
TOTAL REPURCHASE AGREEMENTS		$5,811
Total Investments		$639,926
Other Assets in Excess of Liabilities, Net - 1.37%		$8,890
TOTAL NET ASSETS - 100.00%		$648,816

(a) Non-Income Producing Security

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
March 28, 2013 (unaudited)

	Principal				Principal
BONDS- 31.08%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Automobile Asset Backed Securities - 0.21%				Mortgage Backed Securities (continued)
CPS Auto Trust				Ginnie Mae (continued)
2.20%, 03/16/2020(a)	$900	$899		0.92%, 02/16/2053(b)	$23,854	$2,116
				0.94%, 04/16/2053(b)	17,319	936
				0.95%, 11/16/2052(b)	19,907	1,733
Home Equity Asset Backed Securities - 0.70%				0.98%, 09/16/2053(b)	14,974	1,221
ACE Securities Corp Mortgage Loan Trust				1.06%, 04/16/2053(b)	9,879	880
Series 2007-D1				1.42%, 09/16/2053(b)	16,381	1,278
6.34%, 02/25/2038(a),(b)	3,300	2,946
				3.50%, 12/20/2034(b)	11,765	1,057
				3.50%, 03/20/2036	2,637	2,828
Mortgage Backed Securities - 29.10%				3.50%, 01/20/2042(b)	1,714	1,725
Banc of America Commercial Mortgage Trust				3.50%, 07/16/2045	1,900	2,046
2007-4				4.00%, 09/16/2026(b)	6,969	796
5.82%, 02/10/2051(b)	1,000	1,145		4.00%, 04/20/2038(b)	4,045	493
BCAP LLC 2010-RR2 Trust				4.00%, 03/20/2039(b)	5,725	697
2.45%, 06/26/2045(a),(b),(c)	2,400	2,064		4.00%, 12/16/2039	2,288	2,450
Bear Stearns Asset Backed Securities I Trust				Jefferies Resecuritization Trust 2009-R2
2005-AC6				2.90%, 12/26/2037(a),(b)	1,717	1,723
5.25%, 09/25/2020(b)	4,135	4,179		Jefferies Resecuritization Trust 2010-R4
BNPP Mortgage Securities LLC 2009-1 Trust				5.00%, 10/26/2036(a)	3,395	3,511
6.00%, 08/27/2037(a),(c)	3,000	3,055		JP Morgan Chase Commercial Mortgage
CD 2006-CD2 Mortgage Trust				Securities Corp
5.35%, 01/15/2046(b)	2,000	2,180		3.37%, 12/15/2047(b)	1,200	1,224
CHL Mortgage Pass-Through Trust 2004-9				JP Morgan Chase Commercial Mortgage
5.25%, 06/25/2034	846	876		Securities Corp Series 2005-LDP3
Citigroup Mortgage Loan Trust 2009-11				5.00%, 08/15/2042(b)	2,200	2,366
1.55%, 10/25/2035(a),(b)	547	542		JP Morgan Chase Commercial Mortgage
Citigroup Mortgage Loan Trust 2009-6				Securities Trust 2006-LDP9
2.83%, 04/25/2037(a),(b)	512	519		5.37%, 05/15/2047	2,200	2,371
Citigroup Mortgage Loan Trust 2010-10				JP Morgan Chase Commercial Mortgage
2.62%, 02/25/2036(a),(b)	1,400	1,206		Securities Trust 2011-C5
Citigroup Mortgage Loan Trust 2010-8				4.17%, 08/15/2046	2,000	2,236
4.50%, 12/25/2036(a)	1,696	1,794		5.31%, 08/15/2046(a),(b)	2,000	2,313
Citigroup Mortgage Loan Trust 2010-9				JP Morgan Resecuritization Trust Series 2010-7
4.00%, 03/25/2037(a)	1,854	1,835
4.25%, 01/25/2036(a)	3,412	3,534		4.50%, 06/26/2040(a)	2,774	2,833
Credit Suisse Mortgage Capital Certificates				LB-UBS Commercial Mortgage Trust 2005-
2.97%, 08/27/2037(a),(b)	1,106	1,101		C7
6.00%, 01/27/2047(a)	2,059	2,169		5.32%, 11/15/2040	1,800	1,928
Fannie Mae Grantor Trust 2005-T1				LB-UBS Commercial Mortgage Trust 2006-
0.55%, 05/25/2035(b)	544	535		C6
Fannie Mae REMICS				5.45%, 09/15/2039	2,300	2,484
0.50%, 10/25/2018(b)	76	76		MASTR Adjustable Rate Mortgages Trust
6.50%, 02/25/2047	565	624		2004-13
7.00%, 04/25/2032	426	499		2.63%, 11/21/2034(b)	3,800	3,955
8.70%, 12/25/2019	7	8		Morgan Stanley Capital I Trust 2005-HQ6
First Horizon Alternative Mortgage Securities				5.07%, 08/13/2042(b)	3,000	3,140
Trust 2004-AA3				Morgan Stanley Capital I Trust 2005-TOP17
2.31%, 09/25/2034(b)	2,000	1,912		4.84%, 12/13/2041	800	832
Freddie Mac Reference REMIC				Morgan Stanley Re-REMIC Trust 2010-R1
0.60%, 07/15/2023(b)	74	74		3.00%, 07/26/2035(a),(b)	1,300	1,278
Freddie Mac REMICS				Morgan Stanley Re-REMIC Trust 2010-R4
0.50%, 06/15/2018(b)	202	202		5.50%, 08/26/2047(a)	730	752
2.50%, 11/15/2032	2,074	2,147		Sequoia Mortgage Trust 2013-1
2.50%, 10/15/2036(b)	953	980		1.86%, 02/25/2043(b)	920	904
3.50%, 06/15/2040	1,727	1,785		Sequoia Mortgage Trust 2013-2
4.00%, 09/15/2018	349	355		1.87%, 02/25/2043(b)	978	978
4.00%, 02/15/2035(b)	6,577	579		Springleaf Mortgage Loan Trust 2012-1
4.00%, 01/15/2039	400	425		2.67%, 09/25/2057(a)	748	756
4.00%, 05/15/2039	4,200	4,540				$122,866
4.00%, 08/15/2039(b)	9,823	1,360
4.00%, 10/15/2040	3,000	3,314		Other Asset Backed Securities - 1.07%
4.00%, 04/15/2041	4,210	4,549		Ameriquest Mortgage Securities Inc Asset-
4.50%, 05/15/2037(b)	1,766	1,924		Backed Pass-Through Ctfs Ser 2005-R7
				0.68%, 09/25/2035(b)	2,000	1,785
4.50%, 03/15/2040	3,000	3,259
4.50%, 05/15/2040	3,500	3,985		Asset-Backed Pass-Through Certificates Series
4.50%, 05/15/2040	2,000	2,246		2005-R4
				0.63%, 07/25/2035(b)	3,000	2,609
Ginnie Mae
0.74%, 05/16/2053(b)	13,659	1,074
0.85%, 02/16/2053(b)	39,748	3,080
0.87%, 02/16/2053(b)	15,908	1,295

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
March 28, 2013 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Other Asset Backed Securities (continued)				Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Chase Funding Trust Series 2004-1
0.66%, 12/25/2033(b)	$100	$99		6.00%, 09/01/2032	$69	$77
				6.00%, 11/01/2033	192	212
		$4,493		6.00%, 11/01/2033	254	283
TOTAL BONDS		$131,204		6.00%, 05/01/2034	774	838
U.S. GOVERNMENT & GOVERNMENT	Principal			6.00%, 05/01/2034	524	580
AGENCY OBLIGATIONS - 67.05%	Amount (000's)	Value(000	's)	6.00%, 09/01/2034	219	243
Federal Home Loan Mortgage Corporation (FHLMC) - 21.00%				6.00%, 02/01/2035	179	198
				6.00%, 10/01/2036(b)	295	325
2.00%, 01/01/2028	$2,475	$2,507		6.00%, 03/01/2037	272	301
2.40%, 09/01/2032(b)	37	38		6.00%, 12/01/2037	1,853	2,034
2.50%, 09/01/2027	3,842	3,992		6.00%, 01/01/2038(b)	135	149
2.50%, 09/01/2027	939	974		6.00%, 01/01/2038	399	445
3.00%, 01/01/2027	1,786	1,888		6.00%, 01/01/2038	913	1,016
3.00%, 02/01/2027	858	904		6.00%, 04/01/2038	244	269
3.00%, 02/01/2027	2,488	2,622		6.50%, 11/01/2016	31	33
3.00%, 04/01/2042	1,755	1,804		6.50%, 06/01/2017	88	94
3.00%, 08/01/2042	1,460	1,501		6.50%, 06/01/2018	10	10
3.00%, 10/01/2042	1,980	2,041		6.50%, 08/01/2021	11	12
3.00%, 10/01/2042	974	1,001		6.50%, 12/01/2021	73	81
3.00%, 10/01/2042	1,777	1,826		6.50%, 04/01/2022	88	98
3.50%, 02/01/2032	3,291	3,501		6.50%, 05/01/2022	40	44
3.50%, 04/01/2042	3,407	3,595		6.50%, 05/01/2023	23	25
3.50%, 04/01/2042	911	959		6.50%, 04/01/2024	14	16
3.50%, 07/01/2042	4,243	4,491		6.50%, 04/01/2026	11	13
3.50%, 09/01/2042	1,939	2,046		6.50%, 05/01/2026	11	12
3.50%, 10/01/2042	1,126	1,197		6.50%, 05/01/2026	9	10
4.00%, 08/01/2026	1,610	1,711		6.50%, 12/01/2027	15	17
4.00%, 08/01/2039	1,834	1,949		6.50%, 01/01/2028	14	17
4.00%, 12/01/2040	3,142	3,418		6.50%, 03/01/2028	10	12
4.00%, 12/01/2040	906	986		6.50%, 09/01/2028	21	25
4.50%, 08/01/2033	175	188		6.50%, 09/01/2028	5	6
4.50%, 11/01/2039	1,183	1,265		6.50%, 10/01/2028	62	73
4.50%, 05/01/2040	2,181	2,334		6.50%, 11/01/2028	13	16
4.50%, 02/01/2041	2,912	3,121		6.50%, 12/01/2028	31	36
4.50%, 03/01/2041	2,943	3,208		6.50%, 03/01/2029	12	15
4.50%, 05/01/2041	1,956	2,132		6.50%, 04/01/2029	174	203
4.50%, 08/01/2041	2,049	2,234		6.50%, 07/01/2031	75	87
5.00%, 10/01/2025	661	720		6.50%, 08/01/2031	7	8
5.00%, 02/01/2033	785	852		6.50%, 10/01/2031	14	16
5.00%, 06/01/2033	580	653		6.50%, 10/01/2031	29	34
5.00%, 08/01/2033	393	429		6.50%, 12/01/2031	59	68
5.00%, 08/01/2033	415	457		6.50%, 01/01/2032	159	181
5.00%, 05/01/2035	271	292		6.50%, 02/01/2032	58	67
5.00%, 07/01/2035	73	79		6.50%, 05/01/2032	131	151
5.00%, 07/01/2035	130	143		6.50%, 08/01/2032	136	155
5.00%, 10/01/2035	217	239		6.50%, 04/01/2035	33	37
5.00%, 10/01/2038	1,077	1,149		7.00%, 09/01/2023	17	20
5.00%, 06/01/2039	1,632	1,779		7.00%, 12/01/2023	9	11
5.00%, 09/01/2039	1,771	1,957		7.00%, 01/01/2024	11	13
5.00%, 01/01/2040	1,803	1,988		7.00%, 09/01/2027	13	15
5.00%, 06/01/2041	2,144	2,348		7.00%, 01/01/2028	116	135
5.50%, 04/01/2018	131	141		7.00%, 04/01/2028	62	74
5.50%, 11/01/2018	297	322		7.00%, 05/01/2028	9	11
5.50%, 03/01/2024	39	42		7.00%, 08/01/2028	29	34
5.50%, 03/01/2033	563	614		7.00%, 06/01/2031	5	6
5.50%, 12/01/2033	542	591		7.00%, 10/01/2031	24	28
5.50%, 09/01/2035	566	617		7.00%, 10/01/2031	27	32
5.50%, 01/01/2038	657	711		7.00%, 04/01/2032	183	214
5.50%, 02/01/2038	758	817		7.50%, 10/01/2030	30	37
5.50%, 04/01/2038	92	100		7.50%, 02/01/2031	11	13
5.50%, 05/01/2038	276	299		7.50%, 02/01/2031	13	16
5.50%, 08/01/2038	1,887	2,044		7.50%, 02/01/2031	24	29
6.00%, 04/01/2017	59	62		8.00%, 10/01/2030	45	55
6.00%, 04/01/2017	73	79		8.00%, 12/01/2030	8	9
6.00%, 05/01/2017	68	72		8.50%, 07/01/2029	45	54
6.00%, 07/01/2017	47	50				$88,655
6.00%, 12/01/2023	18	19
6.00%, 05/01/2031	37	42		Federal National Mortgage Association (FNMA) - 29.01%
6.00%, 12/01/2031	60	67		2.00%, 10/01/2027	967	981

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
March 28, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
2.00%, 10/01/2027	$2,530	$2,568		5.50%, 09/01/2035	$1,522	$1,710
2.00%, 10/01/2027	956	971		5.50%, 11/01/2035	620	683
2.00%, 02/01/2028	1,778	1,803		5.50%, 08/01/2036	432	474
2.30%, 07/01/2034(b)	140	148		5.50%, 02/01/2037	31	34
2.50%, 05/01/2027	2,628	2,730		5.50%, 03/01/2038	484	545
2.50%, 06/01/2027	2,487	2,585		5.50%, 03/01/2038	765	850
2.50%, 06/01/2027	3,073	3,195		5.50%, 08/01/2038	422	475
2.53%, 12/01/2032(b)	100	106		6.00%, 08/01/2016	50	53
3.00%, 08/01/2042	3,675	3,794		6.00%, 12/01/2016	66	70
3.00%, 10/01/2042	4,105	4,247		6.00%, 08/01/2017	115	123
3.00%, 10/01/2042	2,927	3,025		6.00%, 06/01/2022	75	83
3.00%, 11/01/2042	991	1,015		6.00%, 03/01/2026	9	10
3.00%, 02/01/2043	2,095	2,164		6.00%, 11/01/2028	28	31
3.50%, 02/01/2042	2,307	2,465		6.00%, 08/01/2031	136	153
3.50%, 07/01/2042	2,376	2,518		6.00%, 12/01/2031	25	28
3.50%, 09/01/2042	2,338	2,471		6.00%, 01/01/2033	225	253
3.50%, 09/01/2042	3,875	4,125		6.00%, 02/01/2034	63	71
3.50%, 11/01/2042	2,770	2,948		6.00%, 05/01/2037	899	989
3.50%, 12/01/2042	2,920	3,114		6.00%, 07/01/2037	1,004	1,111
4.00%, 12/01/2024	2,256	2,475		6.00%, 11/01/2037	199	223
4.00%, 05/01/2025	1,213	1,299		6.00%, 12/01/2037	44	49
4.00%, 11/01/2040	1,867	1,991		6.00%, 03/01/2038	260	291
4.00%, 12/01/2040	1,275	1,399		6.00%, 05/01/2038	723	808
4.00%, 01/01/2041	3,016	3,217		6.00%, 08/01/2038	2,025	2,268
4.00%, 02/01/2041	3,267	3,586		6.00%, 10/01/2038	711	787
4.00%, 02/01/2041	2,756	2,939		6.50%, 06/01/2016	40	43
4.00%, 03/01/2041	3,814	4,069		6.50%, 08/01/2017	71	76
4.00%, 04/01/2041	2,962	3,193		6.50%, 11/01/2023	83	95
4.00%, 11/01/2041	1,583	1,689		6.50%, 05/01/2024	34	38
4.00%, 04/01/2042	1,700	1,821		6.50%, 09/01/2024	44	49
4.50%, 12/01/2019	120	129		6.50%, 07/01/2025	16	18
4.50%, 01/01/2020	456	492		6.50%, 08/01/2025	50	57
4.50%, 09/01/2025	2,538	2,773		6.50%, 02/01/2026	14	16
4.50%, 09/01/2039	2,058	2,277		6.50%, 03/01/2026	5	6
4.50%, 12/01/2040	1,258	1,377		6.50%, 05/01/2026	12	14
5.00%, 01/01/2018	301	325		6.50%, 06/01/2026	5	6
5.00%, 11/01/2018	257	279		6.50%, 07/01/2028	13	15
5.00%, 05/01/2034	828	901		6.50%, 09/01/2028	22	26
5.00%, 06/01/2034	585	636		6.50%, 02/01/2029	6	7
5.00%, 04/01/2035	316	355		6.50%, 03/01/2029	17	19
5.00%, 04/01/2035	485	546		6.50%, 04/01/2029	17	21
5.00%, 07/01/2035	31	34		6.50%, 07/01/2029	280	320
5.00%, 07/01/2035	649	705		6.50%, 06/01/2031	20	23
5.00%, 08/01/2035	141	153		6.50%, 06/01/2031	13	15
5.00%, 12/01/2039	1,718	1,892		6.50%, 09/01/2031	20	23
5.00%, 04/01/2040	1,477	1,633		6.50%, 01/01/2032	16	18
5.00%, 05/01/2040	2,162	2,384		6.50%, 03/01/2032	129	153
5.00%, 06/01/2040	1,238	1,353		6.50%, 04/01/2032	91	107
5.03%, 12/01/2033(b)	385	411		6.50%, 08/01/2032	36	43
5.50%, 08/01/2017	142	152		6.50%, 11/01/2032	70	76
5.50%, 12/01/2017	84	90		6.50%, 11/01/2032	37	42
5.50%, 01/01/2018	196	211		6.50%, 12/01/2032	96	110
5.50%, 07/01/2019	84	92		6.50%, 02/01/2033	69	79
5.50%, 08/01/2019	50	55		6.50%, 07/01/2034	293	331
5.50%, 08/01/2019	21	23		6.50%, 07/01/2034	124	143
5.50%, 08/01/2019	135	148		6.50%, 02/01/2036	721	803
5.50%, 08/01/2019	42	46		6.50%, 09/01/2036	2,846	3,390
5.50%, 08/01/2019	26	29		6.50%, 12/01/2036	291	327
5.50%, 08/01/2019	21	23		6.50%, 07/01/2037	118	134
5.50%, 09/01/2019	117	128		6.50%, 07/01/2037	91	102
5.50%, 10/01/2019	43	48		6.50%, 10/01/2037	2,652	2,990
5.50%, 05/01/2024	95	103		6.50%, 02/01/2038	93	104
5.50%, 05/01/2033	45	49		6.50%, 02/01/2039	960	1,073
5.50%, 06/01/2033	212	234		7.00%, 01/01/2027	9	10
5.50%, 06/01/2033	278	307		7.00%, 11/01/2027	9	11
5.50%, 09/01/2033	1,212	1,364		7.00%, 08/01/2028	49	58
5.50%, 02/01/2034	918	993		7.00%, 12/01/2028	35	42
5.50%, 04/01/2034	137	151		7.00%, 04/01/2029	20	24
5.50%, 08/01/2034	156	169		7.00%, 10/01/2029	53	63
5.50%, 09/01/2034	980	1,082		7.00%, 05/01/2031	5	6

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
March 28, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Federal National Mortgage Association (FNMA) (continued)				Government National Mortgage Association (GNMA) (continued)
7.00%, 11/01/2031	$112	$131
				7.00%, 01/15/2028	$14		$17
7.50%, 04/01/2022	2	3		7.00%, 03/15/2028	167		200
7.50%, 07/01/2027	2	2
7.50%, 11/01/2029	28	31		7.00%, 05/15/2028	62		74
				7.00%, 01/15/2029	21		25
7.50%, 05/01/2031	66	72		7.00%, 03/15/2029	9		11
8.00%, 05/01/2027	50	56
8.00%, 09/01/2027	16	16		7.00%, 05/15/2031	23		28
				7.00%, 06/20/2031	21		25
8.00%, 06/01/2030	5	6		7.00%, 09/15/2031	66		78
8.50%, 02/01/2023	1	1
8.50%, 10/01/2027	38	39		7.00%, 06/15/2032	252		300
				7.50%, 01/15/2023	1		1
9.00%, 09/01/2030	13	15		7.50%, 01/15/2023	1		1
		$122,473		7.50%, 01/15/2023	2		2
Government National Mortgage Association (GNMA) - 12.31%				7.50%, 02/15/2023	1		1
				7.50%, 02/15/2023	7		8
3.00%, 04/15/2027	1,800	1,915		7.50%, 02/15/2023	3		3
3.00%, 11/15/2042	1,987	2,080		7.50%, 03/15/2023	9		10
3.00%, 12/15/2042	3,979	4,165		7.50%, 03/15/2023	4		4
3.50%, 05/20/2027	1,774	1,896		7.50%, 04/15/2023	26		29
3.50%, 11/15/2041	3,396	3,657		7.50%, 06/15/2023	3		3
3.50%, 12/20/2041	2,610	2,794		7.50%, 06/15/2023	7		7
4.00%, 03/20/2040	2,886	3,134		7.50%, 07/15/2023	1		1
4.00%, 10/15/2041	3,407	3,717		7.50%, 09/15/2023	5		5
4.50%, 09/20/2039	1,961	2,147		7.50%, 09/15/2023	5		5
4.50%, 03/20/2040	2,484	2,748		7.50%, 10/15/2023	9		10
4.50%, 07/15/2040	8,034	8,908		7.50%, 11/15/2023	9		11
5.00%, 09/15/2033	19	21		8.00%, 07/15/2026	2		3
5.00%, 02/15/2034	1,101	1,208		8.00%, 08/15/2026	5		6
5.00%, 09/15/2039	180	199		8.00%, 01/15/2027	2		2
5.00%, 09/15/2039	4,726	5,158		8.00%, 02/15/2027	1		1
5.50%, 07/20/2033	502	554		8.00%, 06/15/2027	1		—
5.50%, 11/15/2033	124	137					$51,985
5.50%, 02/20/2034	422	468
5.50%, 03/20/2034	528	585		U.S. Treasury - 4.73%
5.50%, 05/20/2035	519	576		1.75%, 10/31/2018	3,600		3,768
5.50%, 11/15/2038	588	647		4.25%, 11/15/2013	4,000		4,102
5.50%, 01/15/2039	704	785		4.25%, 11/15/2040	2,900		3,566
5.50%, 01/15/2039	233	257		4.88%, 08/15/2016	3,000		3,445
5.50%, 03/15/2039	641	722		6.25%, 08/15/2023	3,600		5,095
6.00%, 06/20/2024	29	33					$19,976
6.00%, 06/20/2024	107	121		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 02/20/2026	7	8		OBLIGATIONS			$283,089
6.00%, 04/20/2026	18	20			Maturity
6.00%, 05/20/2026	10	11		REPURCHASE AGREEMENTS - 0.69%	Amount (000's)	Value	(000	's)
6.00%, 06/20/2026	13	14
6.00%, 06/20/2026	13	15		Banks- 0.69%
6.00%, 07/20/2026	10	11		Investment in Joint Trading Account; Credit	$547		$547
6.00%, 09/20/2026	11	12		Suisse Repurchase Agreement; 0.18%
6.00%, 03/20/2027	26	30		dated 03/28/2013 maturing 04/01/2013
6.00%, 01/20/2028	12	13		(collateralized by US Government
6.00%, 03/20/2028	8	9		Securities; $558,222; 4.25% - 8.75%; dated
6.00%, 06/20/2028	43	49		08/15/20 - 05/15/39)
6.00%, 07/20/2028	27	31		Investment in Joint Trading Account; Deutsche	439		439
6.00%, 02/20/2029	27	31		Bank Repurchase Agreement; 0.20% dated
6.00%, 03/20/2029	53	60		03/28/2013 maturing 04/01/2013
6.00%, 07/20/2029	54	61		(collateralized by US Government
6.00%, 05/20/2032(b)	104	119		Securities; $447,828; 0.00% - 6.25%; dated
6.00%, 07/20/2033	365	416		06/26/13 - 08/08/35)
6.50%, 12/20/2025	21	24		Investment in Joint Trading Account; JP	1,149		1,150
6.50%, 01/20/2026	42	47		Morgan Repurchase Agreement; 0.17%
6.50%, 02/20/2026	25	29		dated 03/28/2013 maturing 04/01/2013
6.50%, 03/20/2031	31	36		(collateralized by US Government
6.50%, 04/20/2031	34	41		Securities; $1,172,265; 0.00% - 11.25%;
6.50%, 04/20/2034	66	76		dated 04/05/13 - 11/15/40)
6.50%, 11/15/2038	1,126	1,282
7.00%, 12/15/2027	14	17
7.00%, 01/15/2028	3	4
7.00%, 01/15/2028	3	3
7.00%, 01/15/2028	3	4
7.00%, 01/15/2028	7	9

See accompanying notes.

Schedule of Investments Government & High Quality Bond Account March 28, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$766	$766
Lynch Repurchase Agreement; 0.12%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $781,510; 0.13% - 6.18%; dated
03/20/14 - 08/15/42)
		$2,902
TOTAL REPURCHASE AGREEMENTS		$2,902
Total Investments		$417,195
Other Assets in Excess of Liabilities, Net - 1.18%		$4,968
TOTAL NET ASSETS - 100.00%		$422,163

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $34,830 or 8.25% of net assets.
(b)	Variable Rate. Rate shown is in effect at March 28, 2013.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $5,119 or 1.21% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	91.42%
Government	4.73%
Asset Backed Securities	1.98%
Financial	0.69%
Other Assets in Excess of Liabilities, Net	1.18%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Income Account
March 28, 2013 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
Transportation - 0.00%				BONDS (continued)	Amount (000's)	Value	(000	's)
Trailer Bridge Inc (a),(b)	1,186	$—		Chemicals - 1.05%
				Airgas Inc
TOTAL COMMON STOCKS		$—		1.65%, 02/15/2018	$1,000		$1,002
	Principal			4.50%, 09/15/2014	2,000		2,105
BONDS- 69.52%	Amount (000's)	Value(000	's)				$3,107
Aerospace & Defense - 1.08%				Commercial Services - 1.88%
Boeing Co/The				Ceridian Corp
8.75%, 08/15/2021	$850	$1,236		11.25%, 11/15/2015(d)	3,000		3,097
Lockheed Martin Corp				ERAC USA Finance LLC
4.07%, 12/15/2042(c)	2,160	1,976		6.38%, 10/15/2017(c)	1,000		1,203
		$3,212		7.00%, 10/15/2037(c)	1,000		1,276
Airlines - 0.40%							$5,576
Southwest Airlines Co 1994-A Pass Through				Diversified Financial Services - 4.04%
Trust				DVI Inc
9.15%, 07/01/2016	1,100	1,177		0.00%, 02/01/2004(a),(b),(e)	900		63
				0.00%, 02/01/2004(a),(b),(e)	400		28
				Ford Motor Credit Co LLC
Automobile Floor Plan Asset Backed Securities - 0.67%				3.98%, 06/15/2016	3,000		3,178
Ford Credit Floorplan Master Owner Trust				General Electric Capital Corp
0.58%, 01/15/2018(d)	1,000	999
				1.28%, 03/15/2023(d)	2,000		2,006
Nissan Master Owner Trust Receivables				4.65%, 10/17/2021	1,000		1,120
0.50%, 02/15/2018(d)	1,000	1,000
				5.30%, 02/11/2021	500		573
		$1,999		International Lease Finance Corp
Banks- 9.24%				8.75%, 03/15/2017(d)	1,500		1,764
Bank of America Corp				Jefferies Group LLC
5.42%, 03/15/2017	800	886		5.13%, 04/13/2018	750		817
8.00%, 12/29/2049(d)	1,000	1,124		6.25%, 01/15/2036	1,425		1,486
8.13%, 12/29/2049(d)	1,000	1,125		8.50%, 07/15/2019	750		934
Citigroup Inc							$11,969
3.95%, 06/15/2016	2,000	2,155		Electric - 7.59%
4.50%, 01/14/2022	1,000	1,112		Exelon Generation Co LLC
Goldman Sachs Group Inc/The				6.20%, 10/01/2017	2,000		2,345
3.63%, 02/07/2016	500	531		GenOn Americas Generation LLC
5.38%, 03/15/2020	2,000	2,279		8.50%, 10/01/2021	1,250		1,466
ING Bank NV				GenOn Energy Inc
5.00%, 06/09/2021(c)	1,000	1,136
				9.88%, 10/15/2020	750		859
JP Morgan Chase & Co				LG&E and KU Energy LLC
5.13%, 09/15/2014	850	902		4.38%, 10/01/2021	1,000		1,094
7.90%, 04/29/2049(d)	2,000	2,298
				Metropolitan Edison Co
Morgan Stanley				3.50%, 03/15/2023(c)	1,000		1,018
4.75%, 04/01/2014	850	879		Nisource Finance Corp
5.50%, 07/28/2021	1,000	1,146		5.25%, 09/15/2017	2,000		2,295
6.25%, 08/09/2026	850	1,016		Ohio Edison Co
PNC Financial Services Group Inc				5.45%, 05/01/2015	850		929
6.75%, 07/29/2049(d)	2,000	2,287
				Oncor Electric Delivery Co LLC
US Bancorp				7.00%, 09/01/2022	2,000		2,602
1.65%, 05/15/2017	3,000	3,057		PacifiCorp
Wells Fargo & Co				4.95%, 08/15/2014	775		816
4.63%, 04/15/2014	1,900	1,974		5.25%, 06/15/2035	850		1,001
7.98%, 03/29/2049(d)	3,000	3,461
				6.25%, 10/15/2037	500		667
		$27,368		PPL Energy Supply LLC
Beverages - 1.49%				5.70%, 10/15/2035	2,000		2,182
Anheuser-Busch InBev Worldwide Inc				Southwestern Electric Power Co
2.50%, 07/15/2022	750	737		3.55%, 02/15/2022	1,000		1,042
7.75%, 01/15/2019	2,000	2,629		5.38%, 04/15/2015	1,275		1,372
Innovation Ventures LLC / Innovation				TransAlta Corp
Ventures Finance Corp				4.50%, 11/15/2022	1,750		1,776
9.50%, 08/15/2019(c)	1,250	1,053		Tucson Electric Power Co
		$4,419		3.85%, 03/15/2023	1,000		1,007
							$22,471
Biotechnology - 1.30%
Amgen Inc				Environmental Control - 1.59%
3.63%, 05/15/2022	500	534		ADS Waste Holdings Inc
3.88%, 11/15/2021	2,000	2,183		8.25%, 10/01/2020(c)	1,250		1,347
Gilead Sciences Inc				Republic Services Inc
4.40%, 12/01/2021	1,000	1,125		3.55%, 06/01/2022	1,000		1,046
		$3,842		5.00%, 03/01/2020	2,000		2,314
							$4,707

See accompanying notes.

Schedule of Investments
Income Account
March 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Food- 0.56%				Media (continued)
Ingredion Inc				Time Warner Cable Inc
4.63%, 11/01/2020	$1,500	$1,671		6.55%, 05/01/2037	$1,500		$1,731
							$7,068
Forest Products & Paper - 0.74%				Mining - 0.63%
Plum Creek Timberlands LP				Xstrata Canada Corp
4.70%, 03/15/2021	2,000	2,178		6.00%, 10/15/2015	1,675		1,857
Gas- 0.62%				Oil & Gas - 5.40%
Sempra Energy				BG Energy Capital PLC
6.15%, 06/15/2018	1,500	1,830		4.00%, 10/15/2021(c)	2,000		2,199
				BP Capital Markets PLC
Healthcare - Services - 1.86%				3.25%, 05/06/2022	1,000		1,033
Alliance HealthCare Services Inc				4.75%, 03/10/2019	2,000		2,317
8.00%, 12/01/2016	3,000	2,895		Nabors Industries Inc
HCA Inc				5.00%, 09/15/2020	1,000		1,067
7.50%, 11/06/2033	250	255		Petrobras International Finance Co - Pifco
HealthSouth Corp				5.38%, 01/27/2021	750		809
7.25%, 10/01/2018	238	257		Petro-Canada
7.75%, 09/15/2022	904	983		4.00%, 07/15/2013	850		858
MultiPlan Inc				9.25%, 10/15/2021	1,075		1,536
9.88%, 09/01/2018(c)	1,000	1,111		Phillips 66
		$5,501		4.30%, 04/01/2022	1,000		1,098
				Rowan Cos Inc
Insurance - 3.32%				4.88%, 06/01/2022	750		815
Aspen Insurance Holdings Ltd				5.00%, 09/01/2017	2,000		2,229
6.00%, 08/15/2014	1,425	1,504		W&T Offshore Inc
Farmers Insurance Exchange				8.50%, 06/15/2019	500		544
6.00%, 08/01/2014(c)	850	898		XTO Energy Inc
Fidelity National Financial Inc				6.75%, 08/01/2037	1,000		1,491
6.60%, 05/15/2017	2,500	2,835					$15,996
First American Financial Corp
4.30%, 02/01/2023	2,000	2,081		Oil & Gas Services - 1.26%
Prudential Financial Inc				Exterran Partners LP / EXLP Finance Corp
				6.00%, 04/01/2021(c)	500		498
7.38%, 06/15/2019	1,000	1,284
8.88%, 06/15/2068(d)	1,000	1,237		Schlumberger Investment SA
				3.30%, 09/14/2021(c)	1,000		1,068
		$9,839		Weatherford International Ltd/Bermuda
Iron & Steel - 1.47%				5.13%, 09/15/2020	2,000		2,157
Allegheny Technologies Inc							$3,723
5.95%, 01/15/2021	2,000	2,236
ArcelorMittal				Other Asset Backed Securities - 0.34%
6.00%, 03/01/2021(d)	2,000	2,103		PFS Financing Corp
				0.75%, 02/15/2018(c),(d)	1,000		1,000
		$4,339
Leisure Products & Services - 1.65%
Carnival Corp				Packaging & Containers - 1.03%
				Sealed Air Corp
7.20%, 10/01/2023	1,475	1,770		6.88%, 07/15/2033(c)	1,000		950
Royal Caribbean Cruises Ltd
6.88%, 12/01/2013	850	878		7.88%, 06/15/2017	2,000		2,110
7.25%, 03/15/2018	1,000	1,145					$3,060
Seven Seas Cruises S de RL LLC				Pharmaceuticals - 0.34%
9.13%, 05/15/2019	1,000	1,082		AbbVie Inc
		$4,875		2.90%, 11/06/2022(c)	1,000		1,001
Lodging - 0.81%
Boyd Acquisition Sub LLC/Boyd Acquisition				Pipelines - 2.34%
Finance Corp				ANR Pipeline Co
8.38%, 02/15/2018(c)	250	265		9.63%, 11/01/2021	1,000		1,502
Boyd Gaming Corp				El Paso Natural Gas Co LLC
9.13%, 12/01/2018	2,000	2,121		7.50%, 11/15/2026	2,100		2,890
		$2,386		Express Pipeline LP
				7.39%, 12/31/2019(c)	1,200		1,329
Media- 2.39%				Southern Natural Gas Co LLC
Comcast Corp				8.00%, 03/01/2032	850		1,202
6.45%, 03/15/2037	2,000	2,537					$6,923
Historic TW Inc
9.15%, 02/01/2023	250	364
News America Inc
6.40%, 12/15/2035	1,000	1,208
8.00%, 10/17/2016	1,000	1,228

See accompanying notes.

Schedule of Investments
Income Account
March 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	CONVERTIBLE BONDS (continued)	Amount (000's)	Value	(000	's)
Real Estate - 0.84%				Pharmaceuticals - 0.30%
WEA Finance LLC / WT Finance Aust Pty				Omnicare Inc
Ltd				3.25%, 12/15/2035	$894		$893
6.75%, 09/02/2019(c)	$2,000	$2,473
				TOTAL CONVERTIBLE BONDS			$1,907
REITS- 8.94%				SENIOR FLOATING RATE INTERESTS -	Principal
Alexandria Real Estate Equities Inc				0.98%	Amount (000's)	Value	(000	's)
4.60%, 04/01/2022	1,250	1,347		Entertainment - 0.38%
Arden Realty LP				CCM Merger Inc, Term Loan B
5.25%, 03/01/2015	1,000	1,077		6.00%, 02/01/2017(d)	$1,122		$1,131
BioMed Realty LP
3.85%, 04/15/2016	1,000	1,062
4.25%, 07/15/2022	1,000	1,045		Transportation - 0.60%
6.13%, 04/15/2020	1,000	1,172		Trailer Bridge Inc, Term Loan
				10.00%, 04/02/2016(b),(d),(e)	1,775		1,775
CubeSmart LP
4.80%, 07/15/2022	1,750	1,916
Duke Realty LP				TOTAL SENIOR FLOATING RATE INTERESTS			$2,906
8.25%, 08/15/2019	2,000	2,590		U.S. GOVERNMENT & GOVERNMENT	Principal
HCP Inc				AGENCY OBLIGATIONS - 24.13%	Amount (000's)	Value	(000	's)
3.75%, 02/01/2019	1,000	1,078		Federal Home Loan Mortgage Corporation (FHLMC) - 8.39%
6.00%, 03/01/2015	1,675	1,822
Health Care REIT Inc				3.00%, 04/01/2042	$1,755		$1,804
6.13%, 04/15/2020	1,000	1,182		3.00%, 10/01/2042	1,975		2,029
6.20%, 06/01/2016	1,675	1,908		3.00%, 10/01/2042	974		1,001
Healthcare Realty Trust Inc				3.00%, 11/01/2042	986		1,013
6.50%, 01/17/2017	2,000	2,302		3.00%, 12/01/2042	444		456
Hospitality Properties Trust				3.50%, 10/01/2041	1,424		1,500
5.00%, 08/15/2022	750	799		3.50%, 04/01/2042	2,689		2,838
Kimco Realty Corp				3.50%, 04/01/2042	1,822		1,918
6.88%, 10/01/2019	2,000	2,535		4.50%, 08/01/2033	650		697
Simon Property Group LP				4.50%, 05/01/2039	1,313		1,405
10.35%, 04/01/2019	2,000	2,886		4.50%, 06/01/2039	632		698
Ventas Realty LP / Ventas Capital Corp				4.50%, 07/01/2039	2,004		2,202
3.25%, 08/15/2022	1,750	1,742		5.00%, 08/01/2019	515		555
		$26,463		5.00%, 08/01/2035	1,801		1,961
				5.00%, 11/01/2035	632		682
Retail - 0.74%				5.00%, 10/01/2038	1,662		1,772
Sonic Automotive Inc				5.50%, 11/01/2017	92		98
9.00%, 03/15/2018	2,000	2,200		5.50%, 01/01/2018	58		63
				5.50%, 05/01/2031	63		69
Savings & Loans - 0.61%				5.50%, 06/01/2035	354		386
First Niagara Financial Group Inc				5.50%, 01/01/2036	547		608
6.75%, 03/19/2020	500	599		5.50%, 04/01/2036	253		274
7.25%, 12/15/2021	1,000	1,218		6.00%, 03/01/2031	37		41
		$1,817		6.00%, 05/01/2032	96		107
				6.00%, 06/01/2038	498		550
Telecommunications - 1.63%				6.50%, 06/01/2029	31		36
Corning Inc				6.50%, 08/01/2029	24		27
4.75%, 03/15/2042	750	764		7.00%, 01/01/2032	36		43
6.63%, 05/15/2019	500	623		9.00%, 01/01/2025	6		7
Qwest Corp							$24,840
6.75%, 12/01/2021	3,000	3,454
		$4,841		Federal National Mortgage Association (FNMA) - 12.63%
				2.50%, 11/01/2042	989		979
Transportation - 0.58%				3.00%, 03/01/2042	1,735		1,791
Trailer Bridge Inc				3.00%, 03/01/2042	1,774		1,832
13.06%, 03/31/2017(b),(d),(e)	1,730	1,730		3.00%, 05/01/2042	932		962
				3.00%, 06/01/2042	1,794		1,852
Trucking & Leasing - 1.09%				3.00%, 06/01/2042	901		930
Penske Truck Leasing Co Lp / PTL Finance				3.00%, 08/01/2042	919		949
Corp				3.50%, 12/01/2040	1,616		1,707
3.75%, 05/11/2017(c)	3,000	3,214		3.50%, 12/01/2041	638		675
				3.50%, 03/01/2042	928		981
TOTAL BONDS		$205,832		3.50%, 04/01/2042	1,648		1,742
				4.00%, 03/01/2039	1,479		1,577
	Principal			4.00%, 08/01/2040	1,313		1,400
CONVERTIBLE BONDS - 0.65%	Amount (000's)	Value(000	's)	4.00%, 09/01/2040	2,606		2,842
Automobile Parts & Equipment - 0.35%				4.00%, 11/01/2040	1,324		1,412
Meritor Inc				4.00%, 10/01/2041	1,291		1,377
7.88%, 03/01/2026(c)	1,000	1,014		4.00%, 10/01/2041	1,526		1,628
				4.00%, 11/01/2041	1,738		1,855

See accompanying notes.

Schedule of Investments
Income Account
March 28, 2013 (unaudited)

				(b) Fair value of these investments is determined in good faith by the
				Manager under procedures established and periodically reviewed by the
U.S. GOVERNMENT & GOVERNMENT	Principal			Board of Directors. At the end of the period, the fair value of these
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	securities totaled $3,596 or 1.21% of net assets.
Federal National Mortgage Association (FNMA) (continued)				(c)	Security exempt from registration under Rule 144A of the Securities Act of
4.50%, 06/01/2039	$744	$802		1933. These securities may be resold in transactions exempt from
4.50%, 08/01/2039	593	657		registration, normally to qualified institutional buyers. Unless otherwise
4.50%, 05/01/2040	2,120	2,328		indicated, these securities are not considered illiquid. At the end of the
5.00%, 01/01/2018	142	154		period, the value of these securities totaled $26,029 or 8.79% of net
5.00%, 08/01/2035	1,131	1,229		assets.
5.00%, 04/01/2039	545	598		(d) Variable Rate. Rate shown is in effect at March 28, 2013.
5.00%, 12/01/2039	555	616		(e) Security is Illiquid
5.00%, 04/01/2040	1,368	1,523
5.00%, 06/01/2040	1,085	1,207
5.50%, 03/01/2033	94	103		Portfolio Summary (unaudited)
5.50%, 06/01/2033	408	450		Sector	Percent
5.50%, 02/01/2035	858	953
6.00%, 04/01/2032	77	87		Financial	29.21%
				Mortgage Securities	21.09%
6.50%, 05/01/2031	9	10		Energy	9.00%
6.50%, 04/01/2032	104	122		Utilities	8.21%
6.50%, 05/01/2032	63	73
7.00%, 01/01/2030	2	2		Consumer, Non-cyclical	7.73%
				Industrial	5.97%
		$37,405		Consumer, Cyclical	4.33%
Government National Mortgage Association (GNMA) - 0.07%				Communications	4.02%
				Basic Materials	3.89%
6.00%, 05/20/2032(d)	90	102
				Government	3.04%
7.00%, 06/20/2031	76	91		Asset Backed Securities	1.01%
9.00%, 02/15/2025	4	4		Other Assets in Excess of Liabilities, Net	2.50%
		$197		TOTAL NET ASSETS	100.00%
U.S. Treasury - 3.04%
2.63%, 11/15/2020	1,000	1,090
2.75%, 02/15/2019	2,000	2,205
3.13%, 05/15/2019	2,000	2,253
3.63%, 02/15/2020	2,000	2,324
3.75%, 08/15/2041	1,000	1,131
		$9,003
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$71,445
	Maturity
REPURCHASE AGREEMENTS - 2.22%	Amount (000's)	Value(000	's)
Banks- 2.22%
Investment in Joint Trading Account; Credit	$1,238	$1,238
Suisse Repurchase Agreement; 0.18%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $1,263,185; 4.25% - 8.75%;
dated 08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	994	993
Bank Repurchase Agreement; 0.20% dated
03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $1,013,378; 0.00% - 6.25%;
dated 06/26/13 - 08/08/35)
Investment in Joint Trading Account; JP	2,601	2,601
Morgan Repurchase Agreement; 0.17%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $2,652,690; 0.00% - 11.25%;
dated 04/05/13 - 11/15/40)
Investment in Joint Trading Account; Merrill	1,734	1,734
Lynch Repurchase Agreement; 0.12%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $1,768,460; 0.13% - 6.18%;
dated 03/20/14 - 08/15/42)
		$6,566
TOTAL REPURCHASE AGREEMENTS		$6,566
Total Investments		$288,656
Other Assets in Excess of Liabilities, Net - 2.50%		$7,407
TOTAL NET ASSETS - 100.00%		$296,063

(a) Non-Income Producing Security

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
March 28, 2013 (unaudited)

COMMON STOCKS - 95.14%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Agriculture - 1.26%			Computers (continued)
Bunge Ltd	7,305	$539	Tata Consultancy Services Ltd	18,145		$527
ITC Ltd	208,727	1,189				$4,271
SLC Agricola SA	19,500	178
		$1,906	Diversified Financial Services - 4.62%
			Hana Financial Group Inc	19,190		680
Airlines - 0.82%			IDFC Ltd	412,699		1,094
Turk Hava Yollari Anonium Ortakligi (a)	300,706	1,230	Indiabulls Financial Services Ltd (b)	182,138		911
			KB Financial Group Inc	38,320		1,280
			Mega Financial Holding Co Ltd	1,227,000		996
Apparel - 0.20%			Rural Electrification Corp Ltd	128,991		496
Pou Chen Corp	289,000	309	SinoPac Financial Holdings Co Ltd	3,170,282		1,514
						$6,971
Automobile Manufacturers - 2.49%
Great Wall Motor Co Ltd	226,000	769	Electric - 1.50%
Hyundai Motor Co	4,921	995	Huaneng Power International Inc	1,154,000		1,232
Kia Motors Corp	18,169	922	Tenaga Nasional BHD	445,300		1,036
Mahindra & Mahindra Ltd	32,577	517				$2,268
UMW Holdings Bhd	126,700	549	Electrical Components & Equipment - 0.20%
		$3,752	Harbin Electric Co Ltd	369,000		301
Banks - 15.94%
Bangkok Bank PCL	235,900	1,826	Electronics - 2.13%
Bank of China Ltd	5,607,800	2,609	AAC Technologies Holdings Inc	241,500		1,164
China Construction Bank Corp	4,023,902	3,298	Hon Hai Precision Industry Co Ltd	480,710		1,338
Chongqing Rural Commercial Bank	1,031,000	553	Phison Electronics Corp	87,000		707
Credicorp Ltd	3,213	533				$3,209
FirstRand Ltd	427,036	1,497
Grupo Financiero Banorte SAB de CV	305,600	2,442	Engineering & Construction - 2.53%
ICICI Bank Ltd ADR	21,743	933	China Railway Construction Corp Ltd	1,058,335		1,007
Industrial & Commercial Bank of China Ltd	3,144,210	2,211	Daelim Industrial Co Ltd	22,131		1,830
Krung Thai Bank PCL (b)	1,902,600	1,617	Grupo Aeroportuario del Sureste SAB de CV	7,216		986
Malayan Banking Bhd	713,000	2,166	ADR
Nedbank Group Ltd	50,031	1,037				$3,823
Sberbank of Russia	558,559	1,769	Food - 2.97%
Turkiye Halk Bankasi AS	68,213	730	Cia Brasileira de Distribuicao Grupo Pao de	23,404		1,247
Yes Bank Ltd (b)	103,256	822
			Acucar ADR
		$24,043	Cosan SA Industria e Comercio	30,300		677
Beverages - 3.63%			Gruma SAB de CV (a)	80,521		356
Arca Continental SAB de CV	97,900	734	Indofood Sukses Makmur Tbk PT	823,000		632
Cia de Bebidas das Americas ADR	57,927	2,452	JBS SA (a)	242,306		814
Fomento Economico Mexicano SAB de CV	15,282	1,734	Uni-President Enterprises Corp	388,000		738
ADR			Vigor Alimentos SA (a),(c)	6,314		24
Thai Beverage PCL	1,141,000	562				$4,488
		$5,482	Forest Products & Paper - 0.74%
Building Materials - 0.46%			Mondi PLC	81,399		1,109
China National Building Material Co Ltd	548,000	693
			Gas - 1.12%
Chemicals - 2.45%			Korea Gas Corp	7,736		486
LG Chem Ltd	1,118	268	Perusahaan Gas Negara Persero Tbk PT	1,953,000		1,198
PTT Global Chemical PCL (b)	468,300	1,115				$1,684
Sasol Ltd	37,193	1,647	Holding Companies - Diversified - 3.31%
Sociedad Quimica y Minera de Chile SA ADR	12,060	669	Alfa SAB de CV	545,100		1,331
		$3,699	Alliance Global Group Inc	447,500		232
Coal - 0.60%			Bidvest Group Ltd	42,024		1,108
China Coal Energy Co Ltd	1,005,000	900	CJ Corp	2,696		353
			Imperial Holdings Ltd	44,814		1,025
			KOC Holding AS	163,267		948
Commercial Services - 1.34%						$4,997
Arteris SA	87,500	978
CCR SA	74,500	761	Home Builders - 0.71%
Kroton Educacional SA	15,346	197	Even Construtora e Incorporadora SA	224,400		1,074
Valid Solucoes e Servicos de Seguranca em	4,137	79
Meios de Pagamento e Identificacao S.A			Home Furnishings - 0.39%
		$2,015	Haier Electronics Group Co Ltd (a)	365,000		582
Computers - 2.83%
Asustek Computer Inc	123,000	1,470	Insurance - 2.09%
Infosys Ltd ADR	27,766	1,497	MMI Holdings Ltd/South Africa	119,740		302
Innolux Corp (a)	843,000	522	PICC Property & Casualty Co Ltd	639,000		824
Lenovo Group Ltd	256,000	255	Porto Seguro SA	28,000		391

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Insurance (continued)			Shipbuilding - 0.87%
Sanlam Ltd	319,053	$1,638	Samsung Heavy Industries Co Ltd	41,380	$1,315
		$3,155
Internet - 0.43%			Software - 1.52%
Tencent Holdings Ltd	20,400	652	HCL Technologies Ltd	93,998	1,377
			Tech Mahindra Ltd	46,814	915
Iron & Steel - 1.23%					$2,292
POSCO ADR	20,847	1,537	Telecommunications - 6.31%
Severstal OAO	35,534	316	Advanced Info Service PCL (b)	110,200	890
		$1,853	America Movil SAB de CV ADR	49,493	1,038
			China Mobile Ltd	135,959	1,442
Leisure Products & Services - 0.42%			China Telecom Corp Ltd	2,382,000	1,206
Merida Industry Co Ltd	104,650	632	KT Corp	30,870	976
			SK Telecom Co Ltd	6,817	1,108
Media - 1.09%			Telekomunikasi Indonesia Persero Tbk PT	1,514,000	1,718
Grupo Televisa SAB ADR	61,540	1,638	VimpelCom Ltd ADR	26,831	319
			Vodacom Group Ltd	69,040	825

Mining - 4.18%					$9,522
Gold Fields Ltd	51,795	400	Water- 0.55%
Grupo Mexico SAB de CV	313,200	1,265	Cia de Saneamento Basico do Estado de Sao	17,500	834
Jiangxi Copper Co Ltd	288,000	639	Paulo (a)
KGHM Polska Miedz SA	24,168	1,171
Korea Zinc Co Ltd	2,115	678	TOTAL COMMON STOCKS		$143,530
MMC Norilsk Nickel OJSC ADR	45,450	769	PREFERRED STOCKS - 3.76%	Shares Held	Value(000	's)
Southern Copper Corp	25,776	968
Sterlite Industries India Ltd ADR	59,275	414	Banks- 2.28%
		$6,304	Banco Bradesco SA	76,780	1,295
			Itau Unibanco Holding SA	120,200	2,137
Oil & Gas - 11.31%					$3,432
Cairn India Ltd	150,145	753
China Petroleum & Chemical Corp	1,712,000	2,008	Iron & Steel - 0.96%
CNOOC Ltd	513,000	986	Vale SA	87,967	1,455
Gazprom OAO ADR	144,056	1,232
Lukoil OAO ADR	36,494	2,352	Telecommunications - 0.52%
PetroChina Co Ltd	2,025,017	2,667	Telefonica Brasil SA	29,200	780
Petroleo Brasileiro SA ADR	110,990	1,839
Polski Koncern Naftowy Orlen S.A. (a)	63,796	1,008	TOTAL PREFERRED STOCKS		$5,667
PTT Exploration & Production PCL (b)	171,000	870		Maturity
Rosneft OAO	155,081	1,186	REPURCHASE AGREEMENTS - 0.31%	Amount (000's)	Value(000	's)
SK Holdings Co Ltd	7,155	1,090
Tatneft OAO ADR	10,330	409	Banks- 0.31%
Thai Oil PCL (b)	304,700	669	Investment in Joint Trading Account; Credit	$90	$90
		$17,069	Suisse Repurchase Agreement; 0.18%
			dated 03/28/2013 maturing 04/01/2013
Pipelines - 0.24%			(collateralized by US Government
China Gas Holdings Ltd	360,000	360	Securities; $91,380; 4.25% - 8.75%; dated
			08/15/20 - 05/15/39)
Real Estate - 1.50%			Investment in Joint Trading Account; Deutsche	72	72
Cyrela Brazil Realty SA Empreendimentos e	62,100	533	Bank Repurchase Agreement; 0.20% dated
Participacoes			03/28/2013 maturing 04/01/2013
Longfor Properties Co Ltd	198,000	328	(collateralized by US Government
Shimao Property Holdings Ltd	559,000	1,078	Securities; $73,308; 0.00% - 6.25%; dated
Supalai PCL (b)	457,000	326	06/26/13 - 08/08/35)
		$2,265	Investment in Joint Trading Account; JP	188	188
			Morgan Repurchase Agreement; 0.17%
REITS - 0.40%			dated 03/28/2013 maturing 04/01/2013
Fibra Uno Administracion SA de CV	181,154	598	(collateralized by US Government
			Securities; $191,899; 0.00% - 11.25%;
Retail - 0.87%			dated 04/05/13 - 11/15/40)
Controladora Comercial Mexicana SAB de CV	72,687	267	Investment in Joint Trading Account; Merrill	125	125
Lotte Shopping Co Ltd	2,942	1,044	Lynch Repurchase Agreement; 0.12%
		$1,311	dated 03/28/2013 maturing 04/01/2013
			(collateralized by US Government
Semiconductors - 9.89%			Securities; $127,932; 0.13% - 6.18%; dated
Chipbond Technology Corp	451,000	1,024	03/20/14 - 08/15/42)
Elan Microelectronics Corp	270,000	598			$475
Novatek Microelectronics Corp	182,000	798	TOTAL REPURCHASE AGREEMENTS		$475
Samsung Electronics Co Ltd	6,107	8,324	Total Investments		$149,672
Taiwan Semiconductor Manufacturing Co Ltd	1,248,164	4,180	Other Assets in Excess of Liabilities, Net - 0.79%		$1,197
		$14,924	TOTAL NET ASSETS - 100.00%		$150,869

See accompanying notes.

Schedule of Investments International Emerging Markets Account March 28, 2013 (unaudited)

(a) Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $7,220 or 4.79% of net assets.
(c) Security is Illiquid

Portfolio Summary (unaudited)
Country	Percent
China	15.96%
Korea, Republic Of	15.16%
Brazil	11.76%
Taiwan, Province Of China	9.83%
Mexico	8.22%
India	7.58%
South Africa	6.29%
Russian Federation	5.32%
Thailand	5.22%
Malaysia	2.49%
Indonesia	2.36%
Hong Kong	2.29%
Turkey	1.93%
United States	1.47%
Poland	1.45%
United Kingdom	0.73%
Chile	0.44%
Peru	0.35%
Netherlands	0.21%
Philippines	0.15%
Other Assets in Excess of Liabilities, Net	0.79%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
March 28, 2013 (unaudited)

COMMON STOCKS - 98.34%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.08%				Beverages - 2.32%
Interpublic Group of Cos Inc/The	5,300	$69		Coca-Cola Co/The	37,414		$1,513
Omnicom Group Inc	1,081	64		Coca-Cola Enterprises Inc	5,027		186
		$133		Constellation Brands Inc (a)	597		28
				Green Mountain Coffee Roasters Inc (a)	1,200		68
Aerospace & Defense - 1.47%				Molson Coors Brewing Co	620		30
Boeing Co/The	6,622	568		Monster Beverage Corp (a)	2,304		110
General Dynamics Corp	866	61		PepsiCo Inc	23,832		1,886
L-3 Communications Holdings Inc	392	32					$3,821
Lockheed Martin Corp	703	68
Northrop Grumman Corp	1,009	71		Biotechnology - 1.37%
Orbital Sciences Corp (a)	57,410	958		Alexion Pharmaceuticals Inc (a)	1,649		152
Raytheon Co	867	51		Amgen Inc	8,750		897
Rockwell Collins Inc	578	37		Biogen Idec Inc (a)	1,726		333
United Technologies Corp	6,163	575		Celgene Corp (a)	2,236		260
		$2,421		Gilead Sciences Inc (a)	10,745		525
				Life Technologies Corp (a)	1,413		91
Agriculture - 2.34%							$2,258
Altria Group Inc	8,573	295
Archer-Daniels-Midland Co	4,800	162		Building Materials - 0.35%
Lorillard Inc	1,593	64		Eagle Materials Inc	6,970		464
Philip Morris International Inc	35,405	3,283		Martin Marietta Materials Inc	800		82
Reynolds American Inc	1,333	59		Vulcan Materials Co	700		36
		$3,863					$582
Airlines - 0.08%				Chemicals - 2.72%
Southwest Airlines Co	3,027	41		Air Products & Chemicals Inc	1,451		126
United Continental Holdings Inc (a)	3,100	99		Axiall Corp	13,110		815
		$140		Celanese Corp	1,800		79
				CF Industries Holdings Inc	255		49
Apparel - 0.29%				Dow Chemical Co/The	4,506		143
Coach Inc	1,167	58		Eastman Chemical Co	622		43
Michael Kors Holdings Ltd (a)	100	6
				Ecolab Inc	16,466		1,320
Nike Inc	4,441	262		EI du Pont de Nemours & Co	2,468		121
Ralph Lauren Corp	548	93		FMC Corp	559		32
VF Corp	357	60		International Flavors & Fragrances Inc	314		24
		$479		LyondellBasell Industries NV	9,702		614
Automobile Manufacturers - 0.86%				Monsanto Co	3,315		351
Ford Motor Co	40,757	536		Mosaic Co/The	1,646		99
General Motors Co (a)	4,500	125		Potash Corp of Saskatchewan Inc	1,800		71
Honda Motor Co Ltd ADR	19,640	752		PPG Industries Inc	1,088		146
		$1,413		Praxair Inc	2,296		256
				Sherwin-Williams Co/The	947		160
Automobile Parts & Equipment - 0.25%				Sigma-Aldrich Corp	482		37
BorgWarner Inc (a)	481	37					$4,486
Delphi Automotive PLC	3,597	160
Goodyear Tire & Rubber Co/The (a)	993	12		Commercial Services - 1.04%
Johnson Controls Inc	4,096	144		ADT Corp/The	1,642		80
TRW Automotive Holdings Corp (a)	1,200	66		Apollo Group Inc (a)	386		7
		$419		Automatic Data Processing Inc	13,829		899
				Equifax Inc	479		28
Banks - 7.56%				H&R Block Inc	1,088		32
Bank of America Corp	33,589	409		Iron Mountain Inc	2,300		83
Bank of New York Mellon Corp/The	2,728	76		Mastercard Inc	795		430
BB&T Corp	1,775	56		Moody's Corp	787		42
Capital One Financial Corp	5,840	321		Robert Half International Inc	1,468		55
Citigroup Inc	58,651	2,595		Total System Services Inc	642		16
Fifth Third Bancorp	3,745	61		Western Union Co/The	2,454		37
Goldman Sachs Group Inc/The	2,545	374					$1,709
Huntington Bancshares Inc/OH	3,459	26
JP Morgan Chase & Co	61,975	2,942		Computers - 5.99%
M&T Bank Corp	489	50		Accenture PLC - Class A	4,071		310
Morgan Stanley	11,894	261		Apple Inc	10,737		4,752
Northern Trust Corp	3,775	206		Cognizant Technology Solutions Corp (a)	1,285		98
PNC Financial Services Group Inc	4,871	324		Dell Inc	24,094		345
Regions Financial Corp	15,729	129		EMC Corp/MA (a)	20,934		500
State Street Corp	4,790	283		Hewlett-Packard Co	5,129		122
SunTrust Banks Inc	15,963	460		International Business Machines Corp	12,427		2,651
US Bancorp	13,763	467		NetApp Inc (a)	4,081		140
Wells Fargo & Co	90,720	3,356		SanDisk Corp (a)	14,790		813
Zions Bancorporation	2,500	62		Seagate Technology PLC	1,383		51
		$12,458		Teradata Corp (a)	695		41

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Electrical Components & Equipment (continued)
Western Digital Corp	905	$45		Molex Inc	549		$16
		$9,868					$258
Consumer Products - 0.10%				Electronics - 2.49%
Avery Dennison Corp	425	18		Agilent Technologies Inc	3,098		130
Clorox Co/The	529	47		FLIR Systems Inc	602		16
Kimberly-Clark Corp	1,039	102		Garmin Ltd	442		15
		$167		Honeywell International Inc	24,633		1,856
				Jabil Circuit Inc	737		14
Cosmetics & Personal Care - 1.63%				TE Connectivity Ltd	1,099		46
Avon Products Inc	8,100	168		Thermo Fisher Scientific Inc	16,894		1,292
Colgate-Palmolive Co	2,199	259		Tyco International Ltd	22,993		735
Estee Lauder Cos Inc/The	987	63					$4,104
Procter & Gamble Co/The	28,427	2,191
		$2,681		Engineering & Construction - 0.06%
				Fluor Corp	679		45
Distribution & Wholesale - 0.15%				Jacobs Engineering Group Inc (a)	614		35
Fastenal Co	1,300	67		McDermott International Inc (a)	1,200		13
Fossil Inc (a)	600	58
Genuine Parts Co	631	49					$93
WW Grainger Inc	300	67		Entertainment - 0.01%
		$241		International Game Technology	1,094		18
Diversified Financial Services - 2.12%
American Express Co	18,960	1,278		Environmental Control - 0.11%
Ameriprise Financial Inc	2,746	202		Stericycle Inc (a)	1,642		174
BlackRock Inc	348	89
Charles Schwab Corp/The	32,801	580		Food - 2.52%
CME Group Inc/IL	1,700	104		Campbell Soup Co	719		33
Discover Financial Services	2,500	112		Dean Foods Co (a)	752		14
E*Trade Financial Corp (a)	1,600	17
Franklin Resources Inc	1,082	164		General Mills Inc	6,429		317
IntercontinentalExchange Inc (a)	500	82		Hershey Co/The	605		53
				HJ Heinz Co	723		52
Invesco Ltd	7,813	227		JM Smucker Co/The	446		44
NASDAQ OMX Group Inc/The	499	16		Kellogg Co	10,600		683
SLM Corp	1,876	38		Kraft Foods Group Inc	2,018		104
T Rowe Price Group Inc	715	54		Kroger Co/The	4,800		159
TD Ameritrade Holding Corp	3,200	66		McCormick & Co Inc/MD	30,250		2,225
Visa Inc	2,707	460		Mondelez International Inc	7,599		233
		$3,489		Safeway Inc	961		25
Electric - 1.98%				Sysco Corp	1,321		46
AES Corp/VA	20,040	252		Tyson Foods Inc	1,156		29
Ameren Corp	971	34		Whole Foods Market Inc	1,500		130
American Electric Power Co Inc	4,132	201					$4,147
Calpine Corp (a)	3,300	68
				Forest Products & Paper - 0.86%
CMS Energy Corp	2,979	83		International Paper Co	30,599		1,425
Consolidated Edison Inc	1,187	72
Dominion Resources Inc/VA	2,526	147
DTE Energy Co	707	48		Gas - 1.02%
Duke Energy Corp	1,636	119		AGL Resources Inc	477		20
Edison International	1,321	66		CenterPoint Energy Inc	6,305		151
Entergy Corp	3,322	210		NiSource Inc	1,243		37
Exelon Corp	4,383	151		Sempra Energy	18,364		1,468
FirstEnergy Corp	1,601	68					$1,676
Integrys Energy Group Inc	317	18
NextEra Energy Inc	1,249	97		Hand & Machine Tools - 0.05%
NRG Energy Inc	6,306	167		Snap-on Inc	233		19
PG&E Corp	4,706	210		Stanley Black & Decker Inc	700		57
Pinnacle West Capital Corp	436	25					$76
PPL Corp	1,717	54		Healthcare - Products - 1.52%
Public Service Enterprise Group Inc	2,061	71		Baxter International Inc	3,669		267
SCANA Corp	542	28		Becton Dickinson and Co	527		51
Southern Co/The	2,042	96		Boston Scientific Corp (a)	5,509		43
TECO Energy Inc	3,316	60		CareFusion Corp (a)	913		32
Wisconsin Energy Corp	19,968	856		Covidien PLC	17,238		1,169
Xcel Energy Inc	1,986	59		CR Bard Inc	707		71
		$3,260		DENTSPLY International Inc	2,900		123
				Edwards Lifesciences Corp (a)	1,074		88
Electrical Components & Equipment - 0.16%				Intuitive Surgical Inc (a)	210		103
Emerson Electric Co	2,544	142
Energizer Holdings Inc	1,000	100		Medtronic Inc	2,686		126
				Patterson Cos Inc	345		13

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products (continued)				Iron & Steel (continued)
St Jude Medical Inc	1,236	$50		United States Steel Corp	578		$11
Stryker Corp	2,866	187					$178
Varian Medical Systems Inc (a)	450	33
Zimmer Holdings Inc	1,896	142		Leisure Products & Services - 0.80%
		$2,498		Carnival Corp	4,700		161
				Harley-Davidson Inc	21,757		1,160
Healthcare - Services - 0.57%							$1,321
Aetna Inc	1,761	90
Cigna Corp	765	48		Lodging - 0.65%
Coventry Health Care Inc	553	26		Las Vegas Sands Corp	2,900		164
HCA Holdings Inc	1,700	69		Marriott International Inc/DE	1,025		43
Humana Inc	650	45		Starwood Hotels & Resorts Worldwide Inc	12,909		823
Quest Diagnostics Inc	1,626	91		Wyndham Worldwide Corp	578		37
UnitedHealth Group Inc	7,319	419					$1,067
WellPoint Inc	2,404	159		Machinery - Construction & Mining - 0.48%
		$947		Caterpillar Inc	8,862		771
Home Builders - 1.14%				Joy Global Inc	435		26
Lennar Corp	13,368	555					$797
Pulte Group Inc (a)	1,376	28		Machinery - Diversified - 0.97%
Toll Brothers Inc (a)	37,770	1,293		Cummins Inc	2,264		262
		$1,876		Deere & Co	7,351		632
Home Furnishings - 0.05%				Flowserve Corp	3,798		637
Harman International Industries Inc	900	40		Rockwell Automation Inc	554		48
Whirlpool Corp	309	37		Xylem Inc/NY	753		21
		$77					$1,600
Housewares - 0.02%				Media - 3.34%
Newell Rubbermaid Inc	1,141	30		CBS Corp	1,572		73
				Comcast Corp - Class A	12,566		528
				DIRECTV (a)	2,807		159
Insurance - 3.37%				Discovery Communications Inc - A Shares (a)	636		50
ACE Ltd	955	85		Discovery Communications Inc - C Shares (a)	1,050		73
Aflac Inc	1,320	69		Gannett Co Inc	948		21
Allstate Corp/The	6,766	332		McGraw-Hill Cos Inc/The	500		26
American International Group Inc (a)	4,162	161		News Corp - Class A	11,361		347
Aon PLC	883	54		News Corp - Class B	53,760		1,654
Assurant Inc	349	16		Scripps Networks Interactive Inc	330		21
Berkshire Hathaway Inc - Class A (a)	6	938		Time Warner Cable Inc	2,618		251
Berkshire Hathaway Inc - Class B (a)	6,567	685		Time Warner Inc	4,883		281
Chubb Corp/The	2,627	230		Viacom Inc	3,129		193
Cincinnati Financial Corp	595	28		Walt Disney Co/The	32,306		1,835
Loews Corp	1,600	70					$5,512
Marsh & McLennan Cos Inc	7,333	278
MetLife Inc	50,353	1,915		Metal Fabrication & Hardware - 0.15%
Progressive Corp/The	8,232	208		Precision Castparts Corp	1,290		245
Prudential Financial Inc	1,084	64
Torchmark Corp	365	22		Mining - 0.19%
Travelers Cos Inc/The	1,058	89		Freeport-McMoRan Copper & Gold Inc	6,019		199
Unum Group	1,131	32		Newmont Mining Corp	2,660		112
XL Group PLC	9,136	276					$311
		$5,552
				Miscellaneous Manufacturing - 3.06%
Internet - 4.80%				3M Co	4,909		522
Amazon.com Inc (a)	4,465	1,190		Danaher Corp	6,962		433
eBay Inc (a)	20,058	1,087		Dover Corp	744		54
Expedia Inc	379	23		Eaton Corp PLC	4,329		265
F5 Networks Inc (a)	325	29		General Electric Co	120,743		2,791
Facebook Inc (a)	22,310	571		Illinois Tool Works Inc	1,126		69
Google Inc (a)	5,504	4,370		Ingersoll-Rand PLC	2,967		163
Netflix Inc (a)	400	76		Leggett & Platt Inc	561		19
priceline.com Inc (a)	435	299		Pall Corp	645		44
Symantec Corp (a)	2,864	71		Parker Hannifin Corp	1,808		166
TripAdvisor Inc (a)	546	28		Pentair Ltd	8,494		448
VeriSign Inc (a)	2,123	100		Textron Inc	2,200		66
Yahoo! Inc (a)	2,873	68					$5,040
		$7,912
				Office & Business Equipment - 0.03%
Iron & Steel - 0.11%				Pitney Bowes Inc	799		12
Cliffs Natural Resources Inc	1,086	20		Xerox Corp	5,326		46
Nucor Corp	3,174	147					$58

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas - 7.73%				REITS - 1.69%
Anadarko Petroleum Corp	3,070	$268		American Tower Corp	18,090		$1,391
Apache Corp	3,221	249		AvalonBay Communities Inc	700		89
Cabot Oil & Gas Corp	600	41		Boston Properties Inc	1,014		102
Chevron Corp	20,182	2,397		Equity Residential	834		46
Cimarex Energy Co	600	45		General Growth Properties Inc	1,200		24
ConocoPhillips	4,976	299		HCP Inc	1,178		59
Denbury Resources Inc (a)	1,593	30		Health Care REIT Inc	1,068		72
Devon Energy Corp	2,783	156		Host Hotels & Resorts Inc	2,981		52
Diamond Offshore Drilling Inc	8,097	563		Kimco Realty Corp	1,628		36
Ensco PLC	944	57		Plum Creek Timber Co Inc	664		35
EOG Resources Inc	705	90		Public Storage	578		88
EQT Corp	900	61		Simon Property Group Inc	2,263		359
Exxon Mobil Corp	63,292	5,703		SL Green Realty Corp	500		43
Helmerich & Payne Inc	429	26		Ventas Inc	771		56
Hess Corp	11,952	856		Vornado Realty Trust	2,279		191
Marathon Oil Corp	1,863	63		Weyerhaeuser Co	4,798		151
Marathon Petroleum Corp	880	79					$2,794
Murphy Oil Corp	1,351	86
Noble Corp	3,814	146		Retail - 5.91%
Noble Energy Inc	458	53		Abercrombie & Fitch Co	319		15
				AutoNation Inc (a)	157		7
Occidental Petroleum Corp	3,537	277		AutoZone Inc (a)	452		179
Phillips 66	8,468	593		Bed Bath & Beyond Inc (a)	945		61
Pioneer Natural Resources Co	900	112		Best Buy Co Inc	1,018		23
Range Resources Corp	900	73		CarMax Inc (a)	6,000		250
Southwestern Energy Co (a)	2,300	86
				Chipotle Mexican Grill Inc (a)	300		98
Talisman Energy Inc	1,700	21
Tesoro Corp	555	32		Costco Wholesale Corp	1,168		124
Valero Energy Corp	4,843	221		CVS Caremark Corp	25,377		1,396
WPX Energy Inc (a)	3,666	59		Dollar General Corp (a)	1,062		54
				Dollar Tree Inc (a)	3,215		155
		$12,742		GameStop Corp	491		14
Oil & Gas Services - 1.96%				Gap Inc/The	1,214		43
Baker Hughes Inc	2,205	102		Home Depot Inc/The	8,476		591
Cameron International Corp (a)	12,210	796		Kohl's Corp	3,900		180
FMC Technologies Inc (a)	2,000	109		L Brands Inc	1,200		54
Halliburton Co	19,207	776		Lowe's Cos Inc	5,291		200
National Oilwell Varco Inc	1,114	79		Lululemon Athletica Inc (a)	600		37
Schlumberger Ltd	18,180	1,362		Macy's Inc	4,108		172
		$3,224		McDonald's Corp	4,243		423
				Nordstrom Inc	622		34
Packaging & Containers - 0.07%				O'Reilly Automotive Inc (a)	470		48
Ball Corp	1,824	87		PetSmart Inc	440		27
Bemis Co Inc	411	17		PVH Corp	713		76
Owens-Illinois Inc (a)	657	17
				Ross Stores Inc	2,211		134
		$121		Staples Inc	2,772		37
Pharmaceuticals - 9.12%				Starbucks Corp	5,878		335
Abbott Laboratories	9,865	349		Target Corp	19,509		1,336
AbbVie Inc	11,965	488		Tim Hortons Inc	900		49
Allergan Inc/United States	1,853	207		TJX Cos Inc	19,886		930
AmerisourceBergen Corp	1,300	67		Urban Outfitters Inc (a)	443		17
Bristol-Myers Squibb Co	19,992	823		Walgreen Co	2,006		96
Cardinal Health Inc	9,089	378		Wal-Mart Stores Inc	21,190		1,585
Eli Lilly & Co	5,756	326		Yum! Brands Inc	13,412		965
Express Scripts Holding Co (a)	5,702	329					$9,745
Forest Laboratories Inc (a)	952	36
				Semiconductors - 2.73%
GlaxoSmithKline PLC ADR	20,090	942		Applied Materials Inc	11,837		160
Johnson & Johnson	40,201	3,278		ASML Holding NV - NY Reg Shares	16,937		1,152
McKesson Corp	2,035	219		Atmel Corp (a)	6,000		42
Mead Johnson Nutrition Co	835	65		Broadcom Corp	19,278		668
Merck & Co Inc	54,876	2,428		Intel Corp	22,734		497
Mylan Inc/PA (a)	1,652	48
				KLA-Tencor Corp	666		35
Pfizer Inc	150,883	4,355		Lam Research Corp (a)	651		27
Roche Holding AG ADR	11,970	701		LSI Corp (a)	2,133		14
		$15,039		Micron Technology Inc (a)	3,700		37
Pipelines - 0.28%				NVIDIA Corp	4,343		55
Kinder Morgan Inc/DE	1,662	64		Qualcomm Inc	25,237		1,690
Spectra Energy Corp	5,154	159		Teradyne Inc (a)	735		12
Williams Cos Inc/The	6,473	242		Texas Instruments Inc	2,914		103
		$465					$4,492

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Software - 2.64%				(continued)	Amount (000's)	Value	(000	's)
Adobe Systems Inc (a)	1,159	$50		Banks (continued)
Akamai Technologies Inc (a)	2,607	92		Investment in Joint Trading Account; Merrill	$347		$346
Autodesk Inc (a)	4,300	177		Lynch Repurchase Agreement; 0.12%
CA Inc	1,393	35		dated 03/28/2013 maturing 04/01/2013
Check Point Software Technologies Ltd (a)	1,700	80		(collateralized by US Government
Dun & Bradstreet Corp/The	190	16		Securities; $353,919; 0.13% - 6.18%; dated
Fidelity National Information Services Inc	2,300	91		03/20/14 - 08/15/42)
Fiserv Inc (a)	541	48					$1,314
Intuit Inc	781	51		TOTAL REPURCHASE AGREEMENTS			$1,314
Microsoft Corp	78,913	2,258		Total Investments			$163,399
Oracle Corp	21,630	699		Other Assets in Excess of Liabilities, Net - 0.86%			$1,414
Red Hat Inc (a)	5,786	293		TOTAL NET ASSETS - 100.00%			$164,813
Salesforce.com Inc (a)	295	53
SAP AG ADR	5,120	412
		$4,355		(a) Non-Income Producing Security
Telecommunications - 3.54%
AT&T Inc	31,238	1,147
CenturyLink Inc	4,511	158		Portfolio Summary (unaudited)
Cisco Systems Inc	64,416	1,346		Sector			Percent
Corning Inc	3,884	52		Consumer, Non-cyclical			22.53%
Crown Castle International Corp (a)	2,476	172		Financial			15.54%
Frontier Communications Corp	4,107	16		Communications			11.76%
Harris Corp	448	21		Technology			11.39%
Juniper Networks Inc (a)	3,700	69		Industrial			10.75%
MetroPCS Communications Inc (a)	1,287	14		Consumer, Cyclical			10.32%
Motorola Solutions Inc	2,554	164		Energy			9.97%
Sprint Nextel Corp (a)	7,014	44		Basic Materials			3.88%
Verizon Communications Inc	53,150	2,612		Utilities			3.00%
Windstream Corp	2,362	19		Other Assets in Excess of Liabilities, Net			0.86%
		$5,834		TOTAL NET ASSETS			100.00%
Textiles - 0.02%
Cintas Corp	940	41
Toys, Games & Hobbies - 0.09%
Hasbro Inc	2,156	94
Mattel Inc	1,388	61
		$155
Transportation - 1.33%
CH Robinson Worldwide Inc	1,263	75
CSX Corp	7,817	193
Expeditors International of Washington Inc	1,459	52
FedEx Corp	2,362	232
Norfolk Southern Corp	848	65
Union Pacific Corp	2,599	370
United Parcel Service Inc	14,091	1,211
		$2,198
TOTAL COMMON STOCKS		$162,085
	Maturity
REPURCHASE AGREEMENTS - 0.80%	Amount (000's)	Value(000	's)
Banks - 0.80%
Investment in Joint Trading Account; Credit	$248	$248
Suisse Repurchase Agreement; 0.18%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $252,799; 4.25% - 8.75%; dated
08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	199	199
Bank Repurchase Agreement; 0.20% dated
03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $202,806; 0.00% - 6.25%; dated
06/26/13 - 08/08/35)
Investment in Joint Trading Account; JP	520	521
Morgan Repurchase Agreement; 0.17%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $530,877; 0.00% - 11.25%;
dated 04/05/13 - 11/15/40)

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
March 28, 2013 (unaudited)

Futures Contracts

		Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type	Long/Short
S&P 500 Emini; June 2013	Long	36	$2,772	$2,813	$41
Total					$41
All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
LargeCap Growth Account
March 28, 2013 (unaudited)

COMMON STOCKS - 97.14%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Airlines - 1.06%				Machinery - Diversified (continued)
Delta Air Lines Inc (a)	144,800	$2,391		Deere & Co	26,441		$2,273
							$5,417
Apparel - 3.80%				Media- 3.03%
Michael Kors Holdings Ltd (a)	73,857	4,195		Comcast Corp - Class A	108,600		4,562
Nike Inc	73,400	4,331		Sirius XM Radio Inc	730,100		2,249
		$8,526					$6,811
Banks - 2.53%				Miscellaneous Manufacturing - 1.93%
Citigroup Inc	45,700	2,022		General Electric Co	187,511		4,335
Goldman Sachs Group Inc/The	24,907	3,665
		$5,687		Oil & Gas - 5.37%
Biotechnology - 5.73%				Cabot Oil & Gas Corp	46,795		3,164
Biogen Idec Inc (a)	30,200	5,826		Noble Energy Inc	48,900		5,655
Gilead Sciences Inc (a)	122,527	5,995		Pioneer Natural Resources Co	26,043		3,236
Regeneron Pharmaceuticals Inc (a)	5,898	1,041					$12,055
		$12,862		Pharmaceuticals - 8.16%
Building Materials - 1.27%				Actavis Inc (a)	25,200		2,321
Masco Corp	141,300	2,861		Express Scripts Holding Co (a)	58,697		3,384
				Pfizer Inc	252,500		7,287
				Valeant Pharmaceuticals International Inc (a)	58,813		4,412
Chemicals - 6.44%				Zoetis Inc	27,540		920
LyondellBasell Industries NV	47,800	3,026
Monsanto Co	64,917	6,857					$18,324
PPG Industries Inc	16,394	2,196		Retail - 5.07%
Sherwin-Williams Co/The	14,200	2,398		Home Depot Inc/The	67,700		4,724
		$14,477		Starbucks Corp	81,800		4,659
				Urban Outfitters Inc (a)	51,800		2,007
Commercial Services - 5.13%
Hertz Global Holdings Inc (a)	214,192	4,768					$11,390
Mastercard Inc	12,467	6,746		Semiconductors - 4.47%
		$11,514		Avago Technologies Ltd	61,600		2,212
				Cree Inc (a)	21,800		1,193
Computers - 8.52%				Qualcomm Inc	99,100		6,635
Accenture PLC - Class A	61,400	4,665
Apple Inc	21,507	9,520					$10,040
EMC Corp/MA (a)	90,308	2,157		Software - 1.66%
SanDisk Corp (a)	50,800	2,794		Salesforce.com Inc (a)	20,900		3,738
		$19,136
Cosmetics & Personal Care - 3.93%				Transportation - 4.82%
Avon Products Inc	63,200	1,310		Canadian Pacific Railway Ltd	24,660		3,217
Estee Lauder Cos Inc/The	44,820	2,870		FedEx Corp	30,200		2,966
Procter & Gamble Co/The	60,400	4,654		Union Pacific Corp	32,600		4,643
		$8,834					$10,826
Diversified Financial Services - 7.04%				TOTAL COMMON STOCKS			$218,238
Discover Financial Services	160,167	7,182			Maturity
SLM Corp	82,000	1,679		REPURCHASE AGREEMENTS - 0.42%	Amount (000's)	Value	(000	's)
Visa Inc	40,975	6,959		Banks- 0.42%
		$15,820		Investment in Joint Trading Account; Credit	$178		$178
				Suisse Repurchase Agreement; 0.18%
Home Furnishings - 1.31%				dated 03/28/2013 maturing 04/01/2013
Whirlpool Corp	24,879	2,947		(collateralized by US Government
				Securities; $181,775; 4.25% - 8.75%; dated
Internet - 10.63%				08/15/20 - 05/15/39)
Amazon.com Inc (a)	11,572	3,084		Investment in Joint Trading Account; Deutsche	143		143
AOL Inc	29,800	1,147		Bank Repurchase Agreement; 0.20% dated
eBay Inc (a)	96,300	5,221		03/28/2013 maturing 04/01/2013
Facebook Inc (a)	122,442	3,132		(collateralized by US Government
Google Inc (a)	9,412	7,474		Securities; $145,827; 0.00% - 6.25%; dated
LinkedIn Corp (a)	21,722	3,824		06/26/13 - 08/08/35)
		$23,882		Investment in Joint Trading Account; JP	374		374
				Morgan Repurchase Agreement; 0.17%
Lodging - 1.71%				dated 03/28/2013 maturing 04/01/2013
Las Vegas Sands Corp	68,200	3,843		(collateralized by US Government
				Securities; $381,729; 0.00% - 11.25%;
Machinery - Construction & Mining - 1.12%				dated 04/05/13 - 11/15/40)
Caterpillar Inc	29,000	2,522
Machinery - Diversified - 2.41%
Cummins Inc	27,144	3,144

See accompanying notes.

Schedule of Investments LargeCap Growth Account March 28, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$249	$250
Lynch Repurchase Agreement; 0.12%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $254,486; 0.13% - 6.18%; dated
03/20/14 - 08/15/42)
		$945
TOTAL REPURCHASE AGREEMENTS		$945
Total Investments		$219,183
Other Assets in Excess of Liabilities, Net - 2.44%		$5,483
TOTAL NET ASSETS - 100.00%		$224,666

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		22.95%
Technology		14.65%
Communications		13.66%
Consumer, Cyclical		12.95%
Industrial		11.55%
Financial		9.99%
Basic Materials		6.44%
Energy		5.37%
Other Assets in Excess of Liabilities, Net		2.44%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 28, 2013 (unaudited)

COMMON STOCKS - 98.99%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.06%				Chemicals - 3.24%
Lamar Advertising Co (a)	774	$38		Albemarle Corp	594		$37
Omnicom Group Inc	2,081	122		Celanese Corp	1,881		83
		$160		CF Industries Holdings Inc	159		30
Aerospace & Defense - 1.66%				Eastman Chemical Co	1,399		98
B/E Aerospace Inc (a)	1,113	67		Ecolab Inc	44,823		3,594
				EI du Pont de Nemours & Co	7,150		351
Boeing Co/The	31,684	2,720		FMC Corp	1,533		87
Lockheed Martin Corp	1,695	164		International Flavors & Fragrances Inc	921		71
Rockwell Collins Inc	1,621	102		LyondellBasell Industries NV	262		17
Triumph Group Inc	200	16		Monsanto Co	4,071		430
United Technologies Corp	13,350	1,247		PPG Industries Inc	1,082		145
		$4,316		Praxair Inc	15,965		1,781
Agriculture - 0.66%				RPM International Inc	563		18
Altria Group Inc	12,140	418		Sherwin-Williams Co/The	8,564		1,446
Lorillard Inc	3,003	121		Sigma-Aldrich Corp	1,384		108
Philip Morris International Inc	12,050	1,117		Valspar Corp	1,041		65
Reynolds American Inc	1,328	59		Westlake Chemical Corp	54		5
		$1,715		WR Grace & Co (a)	740		57
							$8,423
Airlines - 0.59%
Copa Holdings SA	313	38		Commercial Services - 3.78%
Delta Air Lines Inc (a)	6,070	100		Aaron's Inc	628		18
Southwest Airlines Co	1,641	22		Alliance Data Systems Corp (a)	563		91
United Continental Holdings Inc (a)	42,800	1,370		Apollo Group Inc (a)	1,042		18
		$1,530		Automatic Data Processing Inc	3,217		209
				Equifax Inc	1,212		70
Apparel - 0.61%				FleetCor Technologies Inc (a)	574		44
Carter's Inc (a)	571	33		Gartner Inc (a)	1,042		57
Coach Inc	2,120	106		Genpact Ltd	121,954		2,218
Hanesbrands Inc	1,089	50		H&R Block Inc	2,004		59
Michael Kors Holdings Ltd (a)	987	56		ITT Educational Services Inc (a)	321		5
Nike Inc	5,526	326		Mastercard Inc	12,256		6,632
Ralph Lauren Corp	5,018	849		Moody's Corp	2,361		126
Under Armour Inc (a)	883	45		Morningstar Inc	275		19
VF Corp	642	108		Robert Half International Inc	1,552		58
		$1,573		SEI Investments Co	1,588		46
Automobile Parts & Equipment - 0.12%				Total System Services Inc	1,508		37
BorgWarner Inc (a)	1,379	107		Western Union Co/The	6,972		105
Delphi Automotive PLC	2,474	110					$9,812
Goodyear Tire & Rubber Co/The (a)	2,782	35		Computers - 9.40%
WABCO Holdings Inc (a)	685	48		Accenture PLC - Class A	45,546		3,461
		$300		Apple Inc	22,207		9,830
				Cadence Design Systems Inc (a)	3,120		44
Banks - 0.77%				Cognizant Technology Solutions Corp (a)	55,592		4,258
Morgan Stanley	36,900	811		EMC Corp/MA (a)	16,194		387
State Street Corp	20,300	1,200		IHS Inc (a)	586		61
		$2,011		International Business Machines Corp	8,258		1,761
Beverages - 1.26%				Jack Henry & Associates Inc	946		44
Coca-Cola Co/The	25,733	1,041		NetApp Inc (a)	80,374		2,745
Coca-Cola Enterprises Inc	250	9		Riverbed Technology Inc (a)	1,960		29
Green Mountain Coffee Roasters Inc (a)	11,100	630		SanDisk Corp (a)	29,400		1,617
Monster Beverage Corp (a)	13,579	648		Teradata Corp (a)	1,965		115
PepsiCo Inc	12,024	951		Western Digital Corp	1,035		52
		$3,279					$24,404
Biotechnology - 3.76%				Consumer Products - 0.15%
Alexion Pharmaceuticals Inc (a)	11,073	1,020		Church & Dwight Co Inc	998		64
Amgen Inc	5,965	612		Clorox Co/The	92		8
Biogen Idec Inc (a)	9,372	1,808		Jarden Corp (a)	323		14
Celgene Corp (a)	12,986	1,505		Kimberly-Clark Corp	2,621		257
Gilead Sciences Inc (a)	86,834	4,249		Tupperware Brands Corp	621		51
Life Technologies Corp (a)	201	13					$394
Myriad Genetics Inc (a)	992	25
Regeneron Pharmaceuticals Inc (a)	2,806	495		Cosmetics & Personal Care - 1.93%
United Therapeutics Corp (a)	557	34		Colgate-Palmolive Co	3,272		386
		$9,761		Estee Lauder Cos Inc/The	57,263		3,666
				Procter & Gamble Co/The	12,538		967
Building Materials - 0.01%							$5,019
Lennox International Inc	579	37		Distribution & Wholesale - 1.99%
				Fastenal Co	27,720		1,424
				Fossil Inc (a)	37,028		3,577

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Distribution & Wholesale (continued)				Healthcare - Products - 3.08%
Genuine Parts Co	1,186	$92		Baxter International Inc	3,777		$274
WW Grainger Inc	387	87		Becton Dickinson and Co	1,416		135
		$5,180		Bruker BioSciences Corp (a)	1,123		22
Diversified Financial Services - 3.41%				CR Bard Inc	1,009		102
Affiliated Managers Group Inc (a)	429	66		DENTSPLY International Inc	761		32
				Edwards Lifesciences Corp (a)	12,178		1,000
American Express Co	4,766	322		Henry Schein Inc (a)	555		51
BlackRock Inc	494	127		IDEXX Laboratories Inc (a)	25,665		2,371
CBOE Holdings Inc	865	32		Intuitive Surgical Inc (a)	7,096		3,485
Charles Schwab Corp/The	218,890	3,872		Medtronic Inc	687		32
Eaton Vance Corp	1,289	54		Patterson Cos Inc	938		36
Federated Investors Inc	855	20		ResMed Inc	1,622		75
Franklin Resources Inc	11,451	1,727		Sirona Dental Systems Inc (a)	122		9
IntercontinentalExchange Inc (a)	481	78
				St Jude Medical Inc	2,664		108
T Rowe Price Group Inc	1,827	137		Stryker Corp	1,704		111
TD Ameritrade Holding Corp	49,200	1,015		Techne Corp	422		29
Visa Inc	7,955	1,351		Thoratec Corp (a)	633		24
Waddell & Reed Financial Inc	1,013	44		Varian Medical Systems Inc (a)	1,342		97
		$8,845		Zimmer Holdings Inc	205		16
Electric - 0.02%							$8,009
ITC Holdings Corp	565	50		Healthcare - Services - 2.70%
				Covance Inc (a)	32,863		2,442
Electrical Components & Equipment - 0.17%				DaVita HealthCare Partners Inc (a)	24,691		2,928
AMETEK Inc	2,808	122		HCA Holdings Inc	1,224		50
Emerson Electric Co	4,645	260		Laboratory Corp of America Holdings (a)	1,127		102
Hubbell Inc	549	53		Quest Diagnostics Inc	206		12
		$435		UnitedHealth Group Inc	25,700		1,470
				WellPoint Inc	242		16
Electronics - 2.26%							$7,020
Agilent Technologies Inc	2,665	112
Amphenol Corp	41,966	3,133		Home Builders - 0.28%
FLIR Systems Inc	1,474	38		DR Horton Inc	27,300		664
Honeywell International Inc	5,856	441		NVR Inc (a)	54		58
Jabil Circuit Inc	401	8					$722
Mettler-Toledo International Inc (a)	377	80
National Instruments Corp	62,803	2,057		Housewares - 0.01%
		$5,869		Toro Co	710		33
Engineering & Construction - 1.62%				Insurance - 0.13%
Chicago Bridge & Iron Co NV ADR	701	44		Allied World Assurance Co Holdings AG	218		20
Fluor Corp	62,740	4,161		Aon PLC	333		21
		$4,205		Arch Capital Group Ltd (a)	179		9
Entertainment - 0.02%				Arthur J Gallagher & Co	1,381		57
Bally Technologies Inc (a)	472	25		Brown & Brown Inc	121		4
International Game Technology	1,783	29		Marsh & McLennan Cos Inc	3,137		119
		$54		Travelers Cos Inc/The	1,221		103
							$333
Environmental Control - 1.29%
Stericycle Inc (a)	31,555	3,350		Internet - 9.78%
				Amazon.com Inc (a)	17,979		4,791
				AOL Inc	240		9
Food - 0.62%				Baidu Inc ADR(a)	8,100		710
Dean Foods Co (a)	1,802	33		eBay Inc (a)	39,873		2,162
General Mills Inc	3,898	192		Expedia Inc	613		37
Hershey Co/The	1,154	101		F5 Networks Inc (a)	925		83
HJ Heinz Co	1,532	111		Facebook Inc (a)	35,137		899
Hormel Foods Corp	895	37		Google Inc (a)	14,502		11,515
Ingredion Inc	177	13		Liberty Interactive Corp (a)	943		20
Kellogg Co	1,510	97		LinkedIn Corp (a)	4,432		780
Kraft Foods Group Inc	357	18		Netflix Inc (a)	4,600		871
Kroger Co/The	3,488	115		priceline.com Inc (a)	3,973		2,734
Whole Foods Market Inc	10,408	903		Rackspace Hosting Inc (a)	1,313		66
		$1,620		Symantec Corp (a)	486		12
				TIBCO Software Inc (a)	29,000		586
Gas - 0.01%				TripAdvisor Inc (a)	914		48
Questar Corp	484	12		VeriSign Inc (a)	1,626		77
							$25,400
Hand & Machine Tools - 0.02%
Lincoln Electric Holdings Inc	909	49		Leisure Products & Services - 0.70%
Snap-on Inc	136	11		Carnival Corp	48,300		1,657
		$60		Harley-Davidson Inc	1,767		94

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Leisure Products & Services (continued)				Oil & Gas - 2.43%
Polaris Industries Inc	723	$67		Atwood Oceanics Inc (a)	210		$11
		$1,818		Cabot Oil & Gas Corp	1,549		105
				Cimarex Energy Co	21,500		1,622
Lodging - 1.46%				Concho Resources Inc (a)	1,144		112
Las Vegas Sands Corp	37,177	2,095		Continental Resources Inc/OK (a)	491		43
Marriott International Inc/DE	2,820	119		EOG Resources Inc	1,955		250
Starwood Hotels & Resorts Worldwide Inc	23,149	1,475		Helmerich & Payne Inc	262		16
Wyndham Worldwide Corp	1,631	105		Noble Energy Inc	429		50
		$3,794		Pioneer Natural Resources Co	9,244		1,149
Machinery - Construction & Mining - 0.19%				Range Resources Corp	23,427		1,898
Caterpillar Inc	4,876	424		SM Energy Co	622		37
Joy Global Inc	1,273	76		Southwestern Energy Co (a)	1,407		52
		$500		Valero Energy Corp	21,200		964
				Whiting Petroleum Corp (a)	198		10
Machinery - Diversified - 1.56%							$6,319
Babcock & Wilcox Co/The	1,326	38
Cummins Inc	1,446	168		Oil & Gas Services - 4.34%
Deere & Co	2,963	255		Cameron International Corp (a)	1,385		90
Flowserve Corp	513	86		CARBO Ceramics Inc	229		21
Graco Inc	726	42		Core Laboratories NV	23,272		3,210
IDEX Corp	193	10		Dresser-Rand Group Inc (a)	881		54
Nordson Corp	648	43		FMC Technologies Inc (a)	67,187		3,654
Rockwell Automation Inc	1,076	93		Halliburton Co	2,173		88
Roper Industries Inc	25,730	3,275		National Oilwell Varco Inc	1,087		77
Wabtec Corp/DE	523	53		Oil States International Inc (a)	523		43
		$4,063		Schlumberger Ltd	53,835		4,032
				SEACOR Holdings Inc	111		8
Media - 1.54%							$11,277
AMC Networks Inc (a)	654	41
CBS Corp	1,231	58		Packaging & Containers - 0.08%
Comcast Corp - Class A	9,757	410		Ball Corp	1,701		81
DIRECTV (a)	4,387	248		Crown Holdings Inc (a)	406		17
Discovery Communications Inc - A Shares (a)	1,870	147		Owens-Illinois Inc (a)	1,441		38
Discovery Communications Inc - C Shares (a)	5,200	362		Packaging Corp of America	1,004		45
DISH Network Corp	1,784	68		Silgan Holdings Inc	556		26
FactSet Research Systems Inc	539	50					$207
John Wiley & Sons Inc	241	10		Pharmaceuticals - 6.33%
Liberty Global Inc - A Shares (a)	9,720	713
				Abbott Laboratories	11,658		412
McGraw-Hill Cos Inc/The	1,850	96		AbbVie Inc	11,658		475
News Corp - Class A	29,678	906		Actavis Inc (a)	952		88
Nielsen Holdings NV	343	12		Allergan Inc/United States	2,326		260
Scripps Networks Interactive Inc	922	59		AmerisourceBergen Corp	1,897		98
Sirius XM Radio Inc	28,373	88		Bristol-Myers Squibb Co	10,138		418
Time Warner Cable Inc	2,344	225		Cardinal Health Inc	2,125		88
Viacom Inc	3,788	233		Catamaran Corp (a)	16,410		870
Walt Disney Co/The	4,932	280		Eli Lilly & Co	2,737		155
		$4,006		Express Scripts Holding Co (a)	102,120		5,887
Metal Fabrication & Hardware - 0.86%				Herbalife Ltd	1,328		50
Precision Castparts Corp	11,596	2,199		Johnson & Johnson	4,094		334
Timken Co	91	5		McKesson Corp	21,591		2,331
Valmont Industries Inc	257	40		Mead Johnson Nutrition Co	45,593		3,531
		$2,244		Mylan Inc/PA (a)	2,839		82
				Perrigo Co	1,069		127
Mining - 0.02%				Valeant Pharmaceuticals International Inc (a)	16,000		1,200
Southern Copper Corp	1,380	52		Warner Chilcott PLC	1,952		26
							$16,432
Miscellaneous Manufacturing - 2.96%				Pipelines - 0.44%
3M Co	4,688	498		Kinder Morgan Inc/DE	3,236		125
Carlisle Cos Inc	64	4		ONEOK Inc	2,382		114
Danaher Corp	106,536	6,621		Williams Cos Inc/The	23,766		890
Donaldson Co Inc	1,788	65					$1,129
Eaton Corp PLC	987	60
Illinois Tool Works Inc	2,832	173		REITS - 0.56%
Ingersoll-Rand PLC	1,777	98		American Campus Communities Inc	87		4
Pall Corp	1,349	92		American Tower Corp	2,921		225
Parker Hannifin Corp	760	70		Apartment Investment & Management Co	1,193		37
		$7,681		Boston Properties Inc	275		28
				BRE Properties Inc	262		13
Office & Business Equipment - 0.01%				Camden Property Trust	727		50
Pitney Bowes Inc	1,238	18		Digital Realty Trust Inc	1,383		92
				Equity Residential	272		15

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
REITS (continued)				Semiconductors (continued)
Essex Property Trust Inc	394	$59		Texas Instruments Inc	5,741		$204
Extra Space Storage Inc	771	30					$9,827
Federal Realty Investment Trust	561	61		Software - 5.33%
HCP Inc	346	17		Adobe Systems Inc (a)	1,884		82
Home Properties Inc	282	18		Akamai Technologies Inc (a)	23,147		817
Kilroy Realty Corp	62	3		ANSYS Inc (a)	28,329		2,306
Mid-America Apartment Communities Inc	449	31		BMC Software Inc (a)	1,801		83
Plum Creek Timber Co Inc	1,778	93
Post Properties Inc	262	12		CA Cerner Inc Corp (a)	953 238		90 6
Public Storage	1,042	159		Citrix Systems Inc (a)	29,344		2,118
Rayonier Inc	1,166	70		Dun & Bradstreet Corp/The	328		27
Regency Centers Corp	639	34		Fiserv Inc (a)	1,355		119
Simon Property Group Inc	1,887	299
Tanger Factory Outlet Centers	1,005	36		Intuit Inc	2,207		145
Taubman Centers Inc	215	17		Microsoft Corp	57,020		1,631
				NetSuite Inc (a)	2,300		184
Weyerhaeuser Co	1,954	61		Nuance Communications Inc (a)	15,800		319
		$1,464		Oracle Corp	28,944		936
Retail - 6.75%				Red Hat Inc (a)	23,547		1,191
Advance Auto Parts Inc	822	68		Salesforce.com Inc (a)	20,888		3,736
American Eagle Outfitters Inc	1,651	31		SolarWinds Inc (a)	669		40
AutoNation Inc (a)	213	9					$13,830
AutoZone Inc (a)	279	111
Bed Bath & Beyond Inc (a)	1,705	110		Telecommunications - 2.48%
Big Lots Inc (a)	678	24		Crown Castle International Corp (a)	42,251		2,943
Brinker International Inc	818	31		Harris Corp	395		18
				Juniper Networks Inc (a)	115,900		2,149
Chico's FAS Inc	1,342	23
Chipotle Mexican Grill Inc (a)	3,400	1,108		Motorola Solutions Inc	1,909		122
Copart Inc (a)	1,202	41		NeuStar Inc (a)	777		36
Costco Wholesale Corp	27,649	2,934		Verizon Communications Inc	20,865		1,025
CVS Caremark Corp	1,715	94		Virgin Media Inc	2,123		104
Dick's Sporting Goods Inc	1,037	49		Windstream Corp	3,792		30
Dollar General Corp (a)	2,005	101					$6,427
Dollar Tree Inc (a)	15,576	754		Textiles - 0.01%
DSW Inc	360	23		Cintas Corp	582		26
Foot Locker Inc	369	13
Gap Inc/The	2,319	82
GNC Holdings Inc	749	29		Toys, Games & Hobbies - 0.05%
Home Depot Inc/The	11,685	815		Hasbro Inc	1,163		51
L Brands Inc	1,566	70		Mattel Inc	2,005		88
Lowe's Cos Inc	41,655	1,580					$139
Macy's Inc	660	28		Transportation - 1.70%
McDonald's Corp	6,682	666		CH Robinson Worldwide Inc	1,956		116
Nordstrom Inc	1,707	94		CSX Corp	5,241		129
Nu Skin Enterprises Inc	583	26		Era Group Inc (a)	111		2
O'Reilly Automotive Inc (a)	899	92
Panera Bread Co (a)	317	52		Expeditors International of Washington Inc	2,310		83
				FedEx Corp	10,025		984
PetSmart Inc	1,212	75		Golar LNG Ltd	507		19
PVH Corp	860	92		Landstar System Inc	513		29
Ross Stores Inc	1,644	100		Union Pacific Corp	18,459		2,629
Starbucks Corp	102,760	5,853		United Parcel Service Inc	4,789		412
Target Corp	434	30					$4,403
TJX Cos Inc	5,557	260		TOTAL COMMON STOCKS			$257,112
Tractor Supply Co	9,406	980
Urban Outfitters Inc (a)	1,277	49			Maturity
Wal-Mart Stores Inc	10,252	767		REPURCHASE AGREEMENTS - 0.54%	Amount (000's)	Value	(000	's)
Williams-Sonoma Inc	590	30		Banks- 0.54%
World Fuel Services Corp	271	11		Investment in Joint Trading Account; Credit	$263		$263
Yum! Brands Inc	3,051	220		Suisse Repurchase Agreement; 0.18%
		$17,525		dated 03/28/2013 maturing 04/01/2013
				(collateralized by US Government
Semiconductors - 3.78%				Securities; $268,133; 4.25% - 8.75%; dated
Altera Corp	2,122	75		08/15/20 - 05/15/39)
Atmel Corp (a)	108,500	755
				Investment in Joint Trading Account; Deutsche	211		211
Avago Technologies Ltd	2,490	90		Bank Repurchase Agreement; 0.20% dated
Broadcom Corp	39,474	1,368		03/28/2013 maturing 04/01/2013
Intel Corp	27,905	610		(collateralized by US Government
LSI Corp (a)	6,849	46
				Securities; $215,107; 0.00% - 6.25%; dated
Maxim Integrated Products Inc	1,632	53		06/26/13 - 08/08/35)
Qualcomm Inc	98,903	6,622
Teradyne Inc (a)	267	4

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 28, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; JP	$552	$552
Morgan Repurchase Agreement; 0.17%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $563,079; 0.00% - 11.25%;
dated 04/05/13 - 11/15/40)
Investment in Joint Trading Account; Merrill	368	368
Lynch Repurchase Agreement; 0.12%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $375,386; 0.13% - 6.18%; dated
03/20/14 - 08/15/42)
		$1,394
TOTAL REPURCHASE AGREEMENTS		$1,394
Total Investments		$258,506
Other Assets in Excess of Liabilities, Net - 0.47%		$1,229
TOTAL NET ASSETS - 100.00%		$259,735

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		24.27%
Technology		18.52%
Industrial		14.38%
Communications		13.86%
Consumer, Cyclical		12.59%
Energy		7.21%
Financial		5.41%
Basic Materials		3.26%
Utilities		0.03%
Other Assets in Excess of Liabilities, Net		0.47%
TOTAL NET ASSETS		100.00%

Futures Contracts

Long/Short		Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
S&P 500 Emini; June 2013	Long	37	$2,852	$2,891	$39
Total					$39

All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 28, 2013 (unaudited)

COMMON STOCKS - 95.67%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.14%				Beverages (continued)
Interpublic Group of Cos Inc/The	30,266	$394		Coca-Cola Co/The	280,265		$11,334
Omnicom Group Inc	19,115	1,126		Coca-Cola Enterprises Inc	19,189		709
		$1,520		Constellation Brands Inc (a)	11,146		531
				Dr Pepper Snapple Group Inc	14,890		699
Aerospace & Defense - 1.63%				Molson Coors Brewing Co	11,412		558
Boeing Co/The	49,764	4,272		Monster Beverage Corp (a)	10,532		503
General Dynamics Corp	24,294	1,713		PepsiCo Inc	112,813		8,925
L-3 Communications Holdings Inc	6,574	532					$24,795
Lockheed Martin Corp	19,578	1,890
Northrop Grumman Corp	17,339	1,216		Biotechnology - 1.87%
Raytheon Co	23,791	1,399		Alexion Pharmaceuticals Inc (a)	14,274		1,315
Rockwell Collins Inc	9,986	630		Amgen Inc	54,728		5,610
United Technologies Corp	61,665	5,762		Biogen Idec Inc (a)	17,280		3,334
		$17,414		Celgene Corp (a)	30,620		3,549
				Gilead Sciences Inc (a)	111,322		5,447
Agriculture - 1.87%				Life Technologies Corp (a)	12,581		813
Altria Group Inc	146,967	5,054					$20,068
Archer-Daniels-Midland Co	48,158	1,624
Lorillard Inc	27,740	1,119		Building Materials - 0.10%
Philip Morris International Inc	120,492	11,171		Masco Corp	26,073		528
Reynolds American Inc	23,528	1,047		Vulcan Materials Co	9,497		491
		$20,015					$1,019
Airlines - 0.07%				Chemicals - 2.32%
Southwest Airlines Co	53,241	718		Air Products & Chemicals Inc	15,182		1,323
				Airgas Inc	4,996		495
				CF Industries Holdings Inc	4,607		877
Apparel - 0.56%				Dow Chemical Co/The	88,067		2,804
Coach Inc	20,532	1,026
Nike Inc	53,053	3,131		Eastman Chemical Co	11,258		787
Ralph Lauren Corp	4,444	752		Ecolab Inc	19,411		1,556
VF Corp	6,448	1,082		EI du Pont de Nemours & Co	68,318		3,359
				FMC Corp	10,067		574
		$5,991		International Flavors & Fragrances Inc	5,964		457
Automobile Manufacturers - 0.47%				LyondellBasell Industries NV	27,765		1,757
Ford Motor Co	286,807	3,771		Monsanto Co	39,180		4,139
PACCAR Inc	25,847	1,307		Mosaic Co/The	20,233		1,206
		$5,078		PPG Industries Inc	10,445		1,399
				Praxair Inc	21,658		2,416
Automobile Parts & Equipment - 0.34%				Sherwin-Williams Co/The	6,276		1,060
BorgWarner Inc (a)	8,456	654		Sigma-Aldrich Corp	8,807		684
Delphi Automotive PLC	21,442	952					$24,893
Goodyear Tire & Rubber Co/The (a)	17,945	226
Johnson Controls Inc	50,040	1,755		Coal - 0.09%
		$3,587		Consol Energy Inc	16,682		561
				Peabody Energy Corp	19,716		417
Banks - 7.03%							$978
Bank of America Corp	791,213	9,637
Bank of New York Mellon Corp/The	85,078	2,381		Commercial Services - 1.18%
BB&T Corp	51,174	1,606		ADT Corp/The	16,981		831
Capital One Financial Corp	42,576	2,340		Apollo Group Inc (a)	7,324		127
Citigroup Inc	222,204	9,830		Automatic Data Processing Inc	35,466		2,306
Comerica Inc	13,723	493		Equifax Inc	8,808		507
Fifth Third Bancorp	64,003	1,044		H&R Block Inc	19,838		584
First Horizon National Corp	17,798	190		Iron Mountain Inc	12,235		444
Goldman Sachs Group Inc/The	31,997	4,708		Mastercard Inc	7,721		4,178
Huntington Bancshares Inc/OH	61,570	455		Moody's Corp	14,170		756
JP Morgan Chase & Co	279,878	13,283		Paychex Inc	23,671		830
KeyCorp	67,556	673		Quanta Services Inc (a)	15,593		446
M&T Bank Corp	8,942	923		Robert Half International Inc	10,204		383
Morgan Stanley	100,389	2,207		SAIC Inc	20,749		281
Northern Trust Corp	15,914	868		Total System Services Inc	11,749		291
PNC Financial Services Group Inc	38,641	2,570		Western Union Co/The	41,590		626
Regions Financial Corp	103,352	847					$12,590
State Street Corp	33,409	1,974
SunTrust Banks Inc	39,409	1,135		Computers - 6.10%
				Accenture PLC - Class A	47,116		3,580
US Bancorp	136,257	4,623		Apple Inc	68,667		30,394
Wells Fargo & Co	358,444	13,259		Cognizant Technology Solutions Corp (a)	22,067		1,691
Zions Bancorporation	13,468	337		Computer Sciences Corp	11,223		553
		$75,383		Dell Inc	106,791		1,530
Beverages - 2.31%				EMC Corp/MA (a)	153,883		3,676
Beam Inc	11,724	745		Hewlett-Packard Co	142,789		3,404
Brown-Forman Corp	11,083	791		International Business Machines Corp	76,607		16,340

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Electric (continued)
NetApp Inc (a)	26,354	$900		Xcel Energy Inc	35,705		$1,061
SanDisk Corp (a)	17,685	973					$32,034
Seagate Technology PLC	23,355	854
Teradata Corp (a)	12,124	709		Electrical Components & Equipment - 0.30%
Western Digital Corp	15,838	796		Emerson Electric Co	52,800		2,950
		$65,400		Molex Inc	10,123		296
							$3,246
Consumer Products - 0.37%
Avery Dennison Corp	7,320	315		Electronics - 1.15%
Clorox Co/The	9,576	848		Agilent Technologies Inc	25,371		1,065
Kimberly-Clark Corp	28,344	2,777		Amphenol Corp	11,678		872
		$3,940		FLIR Systems Inc	10,601		276
				Garmin Ltd	8,009		265
Cosmetics & Personal Care - 1.96%				Honeywell International Inc	57,313		4,318
Avon Products Inc	31,610	655		Jabil Circuit Inc	13,451		249
Colgate-Palmolive Co	32,148	3,795		PerkinElmer Inc	8,317		280
Estee Lauder Cos Inc/The	17,529	1,122		TE Connectivity Ltd	30,731		1,288
Procter & Gamble Co/The (b)	199,747	15,393		Thermo Fisher Scientific Inc	26,151		2,000
		$20,965		Tyco International Ltd	34,077		1,090
				Waters Corp (a)	6,280		590
Distribution & Wholesale - 0.30%							$12,293
Fastenal Co	19,739	1,014
Fossil Inc (a)	3,905	377		Engineering & Construction - 0.12%
Genuine Parts Co	11,324	883		Fluor Corp	11,883		788
WW Grainger Inc	4,372	984		Jacobs Engineering Group Inc (a)	9,532		536
		$3,258					$1,324
Diversified Financial Services - 2.42%				Entertainment - 0.03%
American Express Co	70,275	4,741		International Game Technology	19,334		319
Ameriprise Financial Inc	14,879	1,096
BlackRock Inc	9,197	2,362
Charles Schwab Corp/The	80,367	1,422		Environmental Control - 0.25%
				Republic Services Inc	21,742		718
CME Group Inc/IL	22,441	1,378		Stericycle Inc (a)	6,295		668
Discover Financial Services	36,225	1,624
E*Trade Financial Corp (a)	20,853	223		Waste Management Inc	31,976		1,254
Franklin Resources Inc	10,101	1,523					$2,640
IntercontinentalExchange Inc (a)	5,313	866		Food - 1.96%
Invesco Ltd	32,242	934		Campbell Soup Co	13,105		594
Legg Mason Inc	8,392	270		ConAgra Foods Inc	30,262		1,084
NASDAQ OMX Group Inc/The	8,602	278		Dean Foods Co (a)	13,595		247
NYSE Euronext	17,769	686		General Mills Inc	47,281		2,331
SLM Corp	33,150	679		Hershey Co/The	10,979		961
T Rowe Price Group Inc	18,940	1,418		HJ Heinz Co	23,447		1,695
Visa Inc	37,710	6,405		Hormel Foods Corp	9,831		406
		$25,905		JM Smucker Co/The	7,843		778
				Kellogg Co	18,259		1,176
Electric - 2.99%				Kraft Foods Group Inc	43,329		2,233
AES Corp/VA	45,262	569
Ameren Corp	17,742	621		Kroger Co/The	37,910		1,256
				McCormick & Co Inc/MD	9,702		714
American Electric Power Co Inc	35,514	1,727		Mondelez International Inc	130,034		3,980
CMS Energy Corp	19,366	541
Consolidated Edison Inc	21,416	1,307		Safeway Inc	17,520		462
				Sysco Corp	42,850		1,507
Dominion Resources Inc/VA	42,142	2,452		Tyson Foods Inc	20,740		515
DTE Energy Co	12,617	862
Duke Energy Corp	51,527	3,740		Whole Foods Market Inc	12,603		1,093
Edison International	23,824	1,199					$21,032
Entergy Corp	13,023	824		Forest Products & Paper - 0.18%
Exelon Corp	62,522	2,156		International Paper Co	32,263		1,503
FirstEnergy Corp	30,581	1,291		MeadWestvaco Corp	12,845		466
Integrys Energy Group Inc	5,733	333					$1,969
NextEra Energy Inc	30,995	2,408
Northeast Utilities	22,985	999		Gas - 0.29%
NRG Energy Inc	23,631	626		AGL Resources Inc	8,619		361
Pepco Holdings Inc	16,824	360		CenterPoint Energy Inc	31,273		749
PG&E Corp	32,075	1,428		NiSource Inc	22,755		668
Pinnacle West Capital Corp	8,026	465		Sempra Energy	16,545		1,323
PPL Corp	42,620	1,334					$3,101
Public Service Enterprise Group Inc	36,997	1,271		Hand & Machine Tools - 0.12%
SCANA Corp	9,683	495		Snap-on Inc	4,261		352
Southern Co/The	63,542	2,981		Stanley Black & Decker Inc	11,718		949
TECO Energy Inc	14,933	266					$1,301
Wisconsin Energy Corp	16,746	718

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products - 1.76%				Internet - 3.29%
Baxter International Inc	39,920	$2,900		Amazon.com Inc (a)	26,591		$7,086
Becton Dickinson and Co	14,183	1,356		eBay Inc (a)	85,325		4,626
Boston Scientific Corp (a)	99,259	775		Expedia Inc	6,831		410
CareFusion Corp (a)	16,277	570		F5 Networks Inc (a)	5,747		512
Covidien PLC	34,517	2,342		Google Inc (a)	19,526		15,504
CR Bard Inc	5,562	561		Netflix Inc (a)	4,094		775
DENTSPLY International Inc	10,446	443		priceline.com Inc (a)	3,647		2,509
Edwards Lifesciences Corp (a)	8,343	685		Symantec Corp (a)	50,396		1,244
Hospira Inc (a)	12,095	397		TripAdvisor Inc (a)	8,046		423
Intuitive Surgical Inc (a)	2,934	1,441		VeriSign Inc (a)	11,156		527
Medtronic Inc	73,954	3,473		Yahoo! Inc (a)	70,867		1,668
Patterson Cos Inc	6,117	233					$35,284
St Jude Medical Inc	20,684	836
Stryker Corp	21,146	1,380		Iron & Steel - 0.16%
Varian Medical Systems Inc (a)	7,979	574		Allegheny Technologies Inc	7,859		249
Zimmer Holdings Inc	12,384	931		Cliffs Natural Resources Inc	11,079		211
		$18,897		Nucor Corp	23,230		1,072
				United States Steel Corp	10,550		206
Healthcare - Services - 1.11%							$1,738
Aetna Inc	23,984	1,226
Cigna Corp	20,910	1,304		Leisure Products & Services - 0.19%
Coventry Health Care Inc	9,843	463		Carnival Corp	32,484		1,114
DaVita HealthCare Partners Inc (a)	6,172	732		Harley-Davidson Inc	16,533		881
Humana Inc	11,580	800					$1,995
Laboratory Corp of America Holdings (a)	6,808	614		Lodging - 0.28%
Quest Diagnostics Inc	11,569	653		Marriott International Inc/DE	17,815		753
Tenet Healthcare Corp (a)	7,626	363		Starwood Hotels & Resorts Worldwide Inc	14,165		903
UnitedHealth Group Inc	74,946	4,288		Wyndham Worldwide Corp	9,991		644
WellPoint Inc	22,232	1,473		Wynn Resorts Ltd	5,834		730
		$11,916					$3,030
Holding Companies - Diversified - 0.06%				Machinery - Construction & Mining - 0.43%
Leucadia National Corp	21,449	588		Caterpillar Inc	47,899		4,166
				Joy Global Inc	7,766		462
Home Builders - 0.14%							$4,628
DR Horton Inc	20,442	497		Machinery - Diversified - 0.63%
Lennar Corp	12,073	501		Cummins Inc	12,910		1,495
Pulte Group Inc (a)	24,877	503
				Deere & Co	28,486		2,449
		$1,501		Flowserve Corp	3,519		590
Home Furnishings - 0.08%				Rockwell Automation Inc	10,223		883
Harman International Industries Inc	4,968	222		Roper Industries Inc	7,231		921
Whirlpool Corp	5,743	680		Xylem Inc/NY	13,613		375
		$902					$6,713
Housewares - 0.05%				Media - 3.37%
Newell Rubbermaid Inc	20,942	547		Cablevision Systems Corp	15,684		235
				CBS Corp	42,786		1,998
				Comcast Corp - Class A	193,008		8,108
Insurance - 3.92%				DIRECTV (a)	41,908		2,372
ACE Ltd	24,812	2,208		Discovery Communications Inc - A Shares (a)	17,934		1,412
Aflac Inc	34,203	1,779		Gannett Co Inc	16,803		367
Allstate Corp/The	34,912	1,713		McGraw-Hill Cos Inc/The	20,533		1,069
American International Group Inc (a)	107,953	4,191		News Corp - Class A	146,226		4,463
Aon PLC	22,783	1,401		Scripps Networks Interactive Inc	6,293		405
Assurant Inc	5,763	259		Time Warner Cable Inc	21,609		2,076
Berkshire Hathaway Inc - Class B (a)	133,372	13,897		Time Warner Inc	68,356		3,939
Chubb Corp/The	19,083	1,670		Viacom Inc	33,298		2,050
Cincinnati Financial Corp	10,742	507		Walt Disney Co/The	132,019		7,499
Genworth Financial Inc (a)	36,029	360		Washington Post Co/The	331		148
Hartford Financial Services Group Inc	31,925	824					$36,141
Lincoln National Corp	19,850	647
Loews Corp	22,638	998		Metal Fabrication & Hardware - 0.19%
Marsh & McLennan Cos Inc	40,099	1,523		Precision Castparts Corp	10,709		2,031
MetLife Inc	79,967	3,040
Progressive Corp/The	40,628	1,027		Mining - 0.42%
Prudential Financial Inc	34,002	2,006		Alcoa Inc	78,193		666
Torchmark Corp	6,848	410		Freeport-McMoRan Copper & Gold Inc	69,433		2,298
Travelers Cos Inc/The	27,637	2,327		Newmont Mining Corp	36,323		1,522
Unum Group	19,728	557					$4,486
XL Group PLC	21,568	653
		$41,997

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Miscellaneous Manufacturing - 3.21%				Pharmaceuticals (continued)
3M Co	46,418	$4,935		Actavis Inc (a)	9,347		$861
Danaher Corp	42,397	2,635		Allergan Inc/United States	22,489		2,510
Dover Corp	12,773	931		AmerisourceBergen Corp	16,831		866
Eaton Corp PLC	34,448	2,110		Bristol-Myers Squibb Co	119,729		4,932
General Electric Co	760,355	17,579		Cardinal Health Inc	24,925		1,037
Illinois Tool Works Inc	30,370	1,851		Eli Lilly & Co	72,998		4,146
Ingersoll-Rand PLC	20,153	1,108		Express Scripts Holding Co (a)	59,851		3,450
Leggett & Platt Inc	10,440	353		Forest Laboratories Inc (a)	17,135		652
Pall Corp	8,123	555		Johnson & Johnson	204,403		16,665
Parker Hannifin Corp	10,907	999		McKesson Corp	17,030		1,839
Pentair Ltd	15,073	795		Mead Johnson Nutrition Co	14,809		1,147
Textron Inc	19,856	592		Merck & Co Inc	221,005		9,775
		$34,443		Mylan Inc/PA (a)	28,924		837
				Perrigo Co	6,460		767
Office & Business Equipment - 0.09%				Pfizer Inc (b)	525,687		15,171
Pitney Bowes Inc	14,723	219					$73,425
Xerox Corp	89,491	769
		$988		Pipelines - 0.55%
				Kinder Morgan Inc/DE	46,196		1,787
Oil & Gas - 8.36%				ONEOK Inc	14,986		714
Anadarko Petroleum Corp	36,603	3,201		Spectra Energy Corp	48,856		1,502
Apache Corp	28,647	2,210		Williams Cos Inc/The	49,836		1,867
Cabot Oil & Gas Corp	15,387	1,040					$5,870
Chesapeake Energy Corp	38,075	777
Chevron Corp	142,056	16,879		Publicly Traded Investment Fund - 0.36%
ConocoPhillips	89,283	5,366		iShares Core S&P 500 ETF	24,260		3,817
Denbury Resources Inc (a)	27,309	509
Devon Energy Corp	27,610	1,558		Real Estate - 0.05%
Diamond Offshore Drilling Inc	5,083	354		CBRE Group Inc (a)	22,244		562
Ensco PLC	16,997	1,020
EOG Resources Inc	19,871	2,545
EQT Corp	11,009	746		REITS - 2.02%
Exxon Mobil Corp	327,625	29,522		American Tower Corp	28,891		2,222
Helmerich & Payne Inc	7,771	472		Apartment Investment & Management Co	10,663		327
Hess Corp	21,727	1,556		AvalonBay Communities Inc	8,320		1,054
Marathon Oil Corp	51,750	1,745		Boston Properties Inc	11,088		1,120
Marathon Petroleum Corp	24,236	2,172		Equity Residential	23,424		1,290
Murphy Oil Corp	13,245	844		HCP Inc	33,153		1,653
Nabors Industries Ltd	21,282	345		Health Care REIT Inc	19,073		1,295
Newfield Exploration Co (a)	9,888	222		Host Hotels & Resorts Inc	53,138		929
Noble Corp	18,480	705		Kimco Realty Corp	29,826		668
Noble Energy Inc	13,131	1,519		Plum Creek Timber Co Inc	11,870		620
Occidental Petroleum Corp	58,902	4,616		Prologis Inc	33,842		1,353
Phillips 66	45,447	3,180		Public Storage	10,548		1,607
Pioneer Natural Resources Co	9,679	1,203		Simon Property Group Inc	22,937		3,637
QEP Resources Inc	13,056	416		Ventas Inc	21,348		1,563
Range Resources Corp	11,908	965		Vornado Realty Trust	12,386		1,036
Rowan Cos PLC (a)	9,086	321		Weyerhaeuser Co	39,874		1,251
Southwestern Energy Co (a)	25,669	956					$21,625
Tesoro Corp	10,049	588
Valero Energy Corp	40,432	1,839		Retail - 6.14%
WPX Energy Inc (a)	14,634	234		Abercrombie & Fitch Co	5,818		269
				AutoNation Inc (a)	2,831		124
		$89,625		AutoZone Inc (a)	2,657		1,054
Oil & Gas Services - 1.48%				Bed Bath & Beyond Inc (a)	16,536		1,065
Baker Hughes Inc	32,306	1,499		Best Buy Co Inc	19,448		431
Cameron International Corp (a)	18,124	1,182		CarMax Inc (a)	16,684		696
FMC Technologies Inc (a)	17,384	946		Chipotle Mexican Grill Inc (a)	2,269		739
Halliburton Co	68,137	2,753		Costco Wholesale Corp	31,855		3,380
National Oilwell Varco Inc	31,197	2,207		CVS Caremark Corp	90,029		4,951
Schlumberger Ltd	97,126	7,274		Darden Restaurants Inc	9,459		489
		$15,861		Dollar General Corp (a)	19,229		973
				Dollar Tree Inc (a)	16,614		805
Packaging & Containers - 0.14%				Family Dollar Stores Inc	7,028		415
Ball Corp	10,927	520		GameStop Corp	8,861		248
Bemis Co Inc	7,532	304		Gap Inc/The	21,735		769
Owens-Illinois Inc (a)	11,998	320
				Home Depot Inc/The	109,332		7,629
Sealed Air Corp	14,229	343		JC Penney Co Inc	10,421		157
		$1,487		Kohl's Corp	15,474		714
Pharmaceuticals - 6.85%				L Brands Inc	17,502		782
Abbott Laboratories	114,853	4,057		Lowe's Cos Inc	81,167		3,078
AbbVie Inc	115,584	4,713		Macy's Inc	28,904		1,209

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Retail (continued)				Telecommunications (continued)
McDonald's Corp	73,327	$7,310		MetroPCS Communications Inc (a)	23,404	$255
Nordstrom Inc	10,948	605		Motorola Solutions Inc	20,181	1,292
O'Reilly Automotive Inc (a)	8,139	835		Sprint Nextel Corp (a)	220,157	1,367
PetSmart Inc	7,859	488		Verizon Communications Inc	209,006	10,273
PVH Corp	5,712	610		Windstream Corp	43,178	343
Ross Stores Inc	16,261	986				$42,554
Staples Inc	49,276	662
Starbucks Corp	54,791	3,121		Textiles - 0.03%
Target Corp	47,588	3,257		Cintas Corp	7,663	338
Tiffany & Co	8,714	606
TJX Cos Inc	53,325	2,493		Toys, Games & Hobbies - 0.14%
Urban Outfitters Inc (a)	8,002	310		Hasbro Inc	8,379	368
Walgreen Co	62,889	2,998		Mattel Inc	25,192	1,103
Wal-Mart Stores Inc	122,307	9,152				$1,471
Yum! Brands Inc	32,959	2,371
		$65,781		Transportation - 1.55%
				CH Robinson Worldwide Inc	11,777	700
Savings & Loans - 0.06%				CSX Corp	74,644	1,838
Hudson City Bancorp Inc	34,761	300		Expeditors International of Washington Inc	15,100	539
People's United Financial Inc	24,765	333		FedEx Corp	21,385	2,100
		$633		Norfolk Southern Corp	22,998	1,773
Semiconductors - 2.67%				Ryder System Inc	3,764	225
Advanced Micro Devices Inc (a)	44,383	113		Union Pacific Corp	34,317	4,887
Altera Corp	23,381	829		United Parcel Service Inc	52,289	4,492
Analog Devices Inc	22,375	1,040				$16,554
Applied Materials Inc	87,751	1,183		TOTAL COMMON STOCKS		$1,025,308
Broadcom Corp	38,279	1,327			Maturity
First Solar Inc (a)	4,398	119		REPURCHASE AGREEMENTS - 1.95%	Amount (000's)	Value (000's)
Intel Corp	361,667	7,902		Banks - 1.95%
KLA-Tencor Corp	12,149	641		Investment in Joint Trading Account; Credit	$3,935	$3,935
Lam Research Corp (a)	11,871	492		Suisse Repurchase Agreement; 0.18%
Linear Technology Corp	17,006	653		dated 03/28/2013 maturing 04/01/2013
LSI Corp (a)	40,199	273		(collateralized by US Government
Microchip Technology Inc	14,286	525		Securities; $4,013,303; 4.25% - 8.75%;
Micron Technology Inc (a)	74,716	746		dated 08/15/20 - 05/15/39)
NVIDIA Corp	45,691	586		Investment in Joint Trading Account; Deutsche	3,157	3,156
Qualcomm Inc	125,635	8,411		Bank Repurchase Agreement; 0.20% dated
Teradyne Inc (a)	13,916	226		03/28/2013 maturing 04/01/2013
Texas Instruments Inc	80,786	2,866		(collateralized by US Government
Xilinx Inc	19,126	730		Securities; $3,219,632; 0.00% - 6.25%;
		$28,662		dated 06/26/13 - 08/08/35)
Software - 3.40%				Investment in Joint Trading Account; JP	8,263	8,263
Adobe Systems Inc (a)	36,473	1,587		Morgan Repurchase Agreement; 0.17%
Akamai Technologies Inc (a)	13,007	459		dated 03/28/2013 maturing 04/01/2013
Autodesk Inc (a)	16,431	678		(collateralized by US Government
BMC Software Inc (a)	9,613	445		Securities; $8,427,937; 0.00% - 11.25%;
CA Inc	24,337	613		dated 04/05/13 - 11/15/40)
Cerner Corp (a)	10,704	1,014		Investment in Joint Trading Account; Merrill	5,509	5,508
Citrix Systems Inc (a)	13,630	984		Lynch Repurchase Agreement; 0.12%
Dun & Bradstreet Corp/The	2,989	250		dated 03/28/2013 maturing 04/01/2013
Electronic Arts Inc (a)	21,943	388		(collateralized by US Government
Fidelity National Information Services Inc	21,440	849		Securities; $5,618,624; 0.13% - 6.18%;
Fiserv Inc (a)	9,762	857		dated 03/20/14 - 08/15/42)
Intuit Inc	20,373	1,338				$20,862
Microsoft Corp	551,248	15,771		TOTAL REPURCHASE AGREEMENTS		$20,862
Oracle Corp	270,026	8,733		Total Investments		$1,046,170
Red Hat Inc (a)	14,127	714		Other Assets in Excess of Liabilities, Net - 2.38%		$25,501
Salesforce.com Inc (a)	9,852	1,762		TOTAL NET ASSETS - 100.00%		$1,071,671
		$36,442
Telecommunications - 3.97%				(a) Non-Income Producing Security
AT&T Inc	401,564	14,733		(b)	Security or a portion of the security was pledged to cover margin
CenturyLink Inc	45,763	1,608		requirements for futures contracts. At the end of the period, the value of
Cisco Systems Inc	389,891	8,153		these securities totaled $2,895 or 0.27% of net assets.
Corning Inc	107,667	1,435
Crown Castle International Corp (a)	21,437	1,493
Frontier Communications Corp	72,997	291
Harris Corp	8,252	382
JDS Uniphase Corp (a)	17,195	230
Juniper Networks Inc (a)	37,700	699

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 28, 2013 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		21.24%
Financial		17.45%
Technology		12.26%
Communications		10.77%
Energy		10.48%
Industrial		9.82%
Consumer, Cyclical		8.82%
Utilities		3.28%
Basic Materials		3.08%
Exchange Traded Funds		0.36%
Diversified		0.06%
Other Assets in Excess of Liabilities, Net		2.38%
TOTAL NET ASSETS		100.00%

Futures Contracts

	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
S&P 500 Emini; June 2013	Long	473	$36,467	$36,958	$491
Total					$491

All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
LargeCap Value Account
March 28, 2013 (unaudited)

COMMON STOCKS - 98.72%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 2.55%				Hand & Machine Tools - 0.50%
Alliant Techsystems Inc	10,759	$779		Stanley Black & Decker Inc	15,235		$1,234
Boeing Co/The	18,546	1,592
General Dynamics Corp	39,906	2,814
Raytheon Co	19,845	1,167		Healthcare - Services - 4.18%
				Cigna Corp	55,950		3,490
		$6,352		HCA Holdings Inc	81,961		3,330
Agriculture - 0.53%				UnitedHealth Group Inc	62,759		3,590
Altria Group Inc	38,228	1,315					$10,410
				Home Builders - 1.19%
Automobile Manufacturers - 0.91%				Pulte Group Inc (a)	146,908		2,973
Oshkosh Corp (a)	53,454	2,271
				Home Furnishings - 0.91%
Banks - 12.54%				Whirlpool Corp	19,201		2,275
Fifth Third Bancorp	175,648	2,865
Goldman Sachs Group Inc/The	32,042	4,715
JP Morgan Chase & Co	235,958	11,198		Insurance - 5.62%
US Bancorp	107,933	3,662		Allstate Corp/The	110,151		5,405
				American Financial Group Inc/OH	59,787		2,833
Wells Fargo & Co	238,029	8,805		Protective Life Corp	81,231		2,908
		$31,245		Validus Holdings Ltd	76,239		2,849
Biotechnology - 1.85%							$13,995
Amgen Inc	44,853	4,598		Internet - 0.80%
				Symantec Corp (a)	80,374		1,984
Chemicals - 3.65%
CF Industries Holdings Inc	16,726	3,184
LyondellBasell Industries NV	76,490	4,841		Media - 2.81%
Westlake Chemical Corp	11,436	1,069		Comcast Corp - Class A	166,773		7,006
		$9,094
				Miscellaneous Manufacturing - 2.35%
Commercial Services - 1.74%				Danaher Corp	23,727		1,474
ADT Corp/The	64,250	3,144		General Electric Co (b)	93,467		2,161
CoreLogic Inc/United States (a)	45,921	1,188
				Ingersoll-Rand PLC	40,459		2,226
		$4,332					$5,861
Computers - 2.31%				Oil & Gas - 17.11%
Accenture PLC - Class A	22,577	1,715		Chevron Corp	85,182		10,121
Hewlett-Packard Co	98,822	2,356		Cimarex Energy Co	23,069		1,740
Western Digital Corp	33,298	1,674		ConocoPhillips	23,337		1,403
		$5,745		Exxon Mobil Corp	82,897		7,470
Consumer Products - 2.79%				Helmerich & Payne Inc	27,630		1,677
Avery Dennison Corp	52,119	2,245		Marathon Oil Corp	109,646		3,697
Jarden Corp (a)	55,875	2,394		Marathon Petroleum Corp	65,071		5,831
Kimberly-Clark Corp	23,659	2,318		Occidental Petroleum Corp	21,881		1,715
		$6,957		Patterson-UTI Energy Inc	43,546		1,038
				Phillips 66	74,586		5,219
Diversified Financial Services - 1.87%				Pioneer Natural Resources Co	10,549		1,311
Discover Financial Services	104,143	4,670		Valero Energy Corp	30,979		1,409
							$42,631
Electric - 4.35%				Pharmaceuticals - 5.92%
Ameren Corp	67,106	2,350		AbbVie Inc	113,128		4,613
DTE Energy Co	72,258	4,938		Eli Lilly & Co	104,029		5,908
Pinnacle West Capital Corp	61,323	3,550		Pfizer Inc	146,273		4,222
		$10,838					$14,743
Electronics - 1.38%				Private Equity - 1.01%
Tyco International Ltd	107,845	3,451		American Capital Ltd (a)	171,887		2,509
Food - 1.08%				REITS - 4.09%
Kroger Co/The	81,543	2,702		American Tower Corp	29,039		2,234
				Essex Property Trust Inc	9,922		1,494
Forest Products & Paper - 1.13%				Extra Space Storage Inc	36,597		1,437
International Paper Co	60,659	2,826		Simon Property Group Inc	16,510		2,618
				Taubman Centers Inc	31,026		2,409
							$10,192
Gas - 1.16%
Atmos Energy Corp	25,888	1,105		Retail - 5.62%
Vectren Corp	50,683	1,795		AutoNation Inc (a)	26,068		1,140
		$2,900		Dillard's Inc	33,717		2,648
				Foot Locker Inc	35,941		1,231
				Lowe's Cos Inc	49,568		1,880

See accompanying notes.

Schedule of Investments
LargeCap Value Account
March 28, 2013 (unaudited)

				Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held	Value (000's)	Sector		Percent
			Financial		25.78%
Retail (continued)			Consumer, Non-cyclical		18.09%
Macy's Inc	43,898	$1,837	Energy		17.11%
Wal-Mart Stores Inc	70,374	5,266	Consumer, Cyclical		9.17%
		$14,002	Communications		7.82%
			Industrial		6.78%
Software - 0.78%			Utilities		6.75%
CA Inc	77,681	1,955	Basic Materials		4.78%
			Technology		3.09%
Telecommunications - 4.21%			Other Assets in Excess of Liabilities, Net		0.63%
AT&T Inc	119,889	4,399	TOTAL NET ASSETS		100.00%
Cisco Systems Inc	291,028	6,085
		$10,484
Textiles - 0.54%
Mohawk Industries Inc (a)	11,806	1,335
Water - 1.24%
American Water Works Co Inc	74,861	3,102

TOTAL COMMON STOCKS		$245,987
	Maturity
REPURCHASE AGREEMENTS - 0.65%	Amount (000's)	Value (000's)

Banks - 0.65%
Investment in Joint Trading Account; Credit	$305	$306
Suisse Repurchase Agreement; 0.18%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $311,551; 4.25% - 8.75%; dated
08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	245	245
Bank Repurchase Agreement; 0.20% dated
03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $249,939; 0.00% - 6.25%; dated
06/26/13 - 08/08/35)
Investment in Joint Trading Account; JP	641	641
Morgan Repurchase Agreement; 0.17%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $654,258; 0.00% - 11.25%;
dated 04/05/13 - 11/15/40)
Investment in Joint Trading Account; Merrill	428	428
Lynch Repurchase Agreement; 0.12%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $436,171; 0.13% - 6.18%; dated
03/20/14 - 08/15/42)
		$1,620
TOTAL REPURCHASE AGREEMENTS		$1,620
Total Investments		$247,607
Other Assets in Excess of Liabilities, Net - 0.63%		$1,559
TOTAL NET ASSETS - 100.00%		$249,166

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,618 or 0.65% of net assets.

Futures Contracts

	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
S&P 500 Emini; June 2013	Long	30	$2,302	$2,344	$42
Total					$42

All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
MidCap Blend Account
March 28, 2013 (unaudited)

COMMON STOCKS - 99.72%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 1.53%				Insurance (continued)
Lamar Advertising Co (a)	198,894	$9,668		Brown & Brown Inc	312,619		$10,016
				Fairfax Financial Holdings Ltd	8,100		3,163
				Loews Corp	354,594		15,627
Banks - 2.38%				Markel Corp (a)	29,817		15,013
CIT Group Inc (a)	181,390	7,887
				Marsh & McLennan Cos Inc	145,897		5,540
M&T Bank Corp	69,518	7,171		Progressive Corp/The	264,369		6,681
		$15,058		White Mountains Insurance Group Ltd	11,613		6,586
Beverages - 2.74%							$82,668
Beam Inc	100,754	6,402
Crimson Wine Group Ltd (a)	512	5		Internet - 4.23%
				Liberty Interactive Corp (a)	517,039		11,054
DE Master Blenders 1753 NV (a)	284,288	4,393
				Liberty Ventures (a)	42,002		3,175
Molson Coors Brewing Co	133,148	6,515		VeriSign Inc (a)	264,090		12,486
		$17,315					$26,715
Building Materials - 0.77%
Martin Marietta Materials Inc	47,595	4,856		Lodging - 0.67%
				Wynn Resorts Ltd	33,953		4,250
Chemicals - 1.82%				Media - 9.61%
Airgas Inc	79,968	7,930		Discovery Communications Inc - C Shares (a)	204,386		14,213
Ecolab Inc	44,706	3,584		FactSet Research Systems Inc	29,730		2,753
		$11,514		Liberty Global Inc - A Shares (a)	121,530		8,920
Commercial Services - 5.30%				Liberty Global Inc - B Shares (a)	74,262		5,097
ADT Corp/The	161,508	7,904		Liberty Media Corp (a)	185,750		20,735
Ascent Capital Group Inc (a)	57,719	4,296		McGraw-Hill Cos Inc/The	80,939		4,215
Iron Mountain Inc	107,265	3,895		Starz - Liberty Capital (a)	191,499		4,242
KAR Auction Services Inc	139,443	2,793		Tribune Co (a)	10,064		572
Live Nation Entertainment Inc (a)	198,111	2,451					$60,747
Macquarie Infrastructure Co LLC	78,179	4,225
Moody's Corp	148,458	7,916		Mining - 1.15%
		$33,480		Franco-Nevada Corp	159,421		7,277
Distribution & Wholesale - 1.48%				Miscellaneous Manufacturing - 0.38%
Fastenal Co	80,065	4,112		Donaldson Co Inc	66,710		2,414
WW Grainger Inc	23,301	5,242
		$9,354
				Oil & Gas - 3.32%
Diversified Financial Services - 2.94%				Cimarex Energy Co	64,597		4,873
Charles Schwab Corp/The	497,841	8,807		EOG Resources Inc	49,538		6,344
LPL Financial Holdings Inc	180,430	5,817		Hess Corp	86,659		6,206
SLM Corp	194,721	3,988		Nabors Industries Ltd	218,707		3,548
		$18,612					$20,971
Electric - 1.72%				Pharmaceuticals - 1.79%
Brookfield Infrastructure Partners LP	101,180	3,851		Mead Johnson Nutrition Co	29,186		2,260
Calpine Corp (a)	208,554	4,296		Valeant Pharmaceuticals International Inc (a)	120,549		9,044
National Fuel Gas Co	43,967	2,698					$11,304
		$10,845
				Pipelines - 4.41%
Electronics - 2.81%				Kinder Morgan Inc/DE	293,368		11,347
Gentex Corp/MI	331,672	6,637		Kinder Morgan Inc/DE - Warrants (a)	101,899		524
Sensata Technologies Holding NV (a)	139,827	4,596		Williams Cos Inc/The	427,141		16,001
Tyco International Ltd	204,828	6,554					$27,872
		$17,787
				Private Equity - 0.82%
Healthcare - Products - 3.41%				Onex Corp	109,456		5,213
Becton Dickinson and Co	86,958	8,314
CR Bard Inc	72,089	7,265
DENTSPLY International Inc	141,678	6,010		Real Estate - 5.49%
		$21,589		Brookfield Asset Management Inc	532,874		19,445
				CBRE Group Inc (a)	234,983		5,933
Healthcare - Services - 2.78%				Forest City Enterprises Inc (a)	369,708		6,570
Laboratory Corp of America Holdings (a)	144,314	13,017		Howard Hughes Corp/The (a)	32,997		2,765
Quest Diagnostics Inc	81,275	4,588					$34,713
		$17,605
				REITS - 1.49%
Holding Companies - Diversified - 1.72%				General Growth Properties Inc	321,996		6,401
Leucadia National Corp	395,857	10,858		Vornado Realty Trust	36,267		3,034
							$9,435
Insurance - 13.08%				Retail - 11.18%
Alleghany Corp (a)	9,845	3,898		AutoZone Inc (a)	21,050		8,352
Aon PLC	164,998	10,147		Burger King Worldwide Inc	393,944		7,524
Arch Capital Group Ltd (a)	114,079	5,997		CarMax Inc (a)	138,333		5,769

See accompanying notes.

Schedule of Investments MidCap Blend Account March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Retail (continued)
Copart Inc (a)	222,268	$7,619
Dollar General Corp (a)	143,678	7,267
O'Reilly Automotive Inc (a)	186,053	19,080
TJX Cos Inc	322,732	15,088
		$70,699

Savings & Loans - 0.20%
BankUnited Inc	48,999	1,255

Semiconductors - 1.45%
Microchip Technology Inc	250,024	9,191

Software - 2.70%
Fidelity National Information Services Inc	209,978	8,319
Intuit Inc	132,930	8,727
		$17,046

Telecommunications - 4.62%
Crown Castle International Corp (a)	117,014	8,149
EchoStar Corp (a)	134,437	5,239
Motorola Solutions Inc	186,092	11,915
SBA Communications Corp (a)	54,084	3,895
		$29,198

Textiles - 1.22%
Mohawk Industries Inc (a)	68,087	7,702

Transportation - 0.51%
Expeditors International of Washington Inc	90,430	3,229

TOTAL COMMON STOCKS		$630,440
Total Investments		$630,440
Other Assets in Excess of Liabilities, Net - 0.28%		$1,778
TOTAL NET ASSETS - 100.00%		$632,218

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		26.40%
Communications		19.99%
Consumer, Non-cyclical		16.02%
Consumer, Cyclical		14.55%
Energy		7.73%
Industrial		4.47%
Technology		4.15%
Basic Materials		2.97%
Diversified		1.72%
Utilities		1.72%
Other Assets in Excess of Liabilities, Net		0.28%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Money Market Account
March 28, 2013 (unaudited)

INVESTMENT COMPANIES - 4.43%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 4.43%				BONDS (continued)	Amount (000's)	Value	(000	's)
BlackRock Liquidity Funds TempFund	4,500,000	$4,500		Other Asset Backed Securities (continued)
Portfolio				Volvo Financial Equipment LLC
DWS Money Market Series	3,320,000	3,320		0.26%, 04/15/2014(b),(c)	$1,700		$1,700
STIT - Liquid Assets Portfolio	5,120,000	5,120					$5,519
		$12,940		TOTAL BONDS			$26,024
TOTAL INVESTMENT COMPANIES		$12,940			Principal
	Principal			MUNICIPAL BONDS - 10.23%	Amount (000's)	Value	(000	's)
BONDS- 8.91%	Amount (000's)	Value(000	's)	California - 0.45%
Automobile Asset Backed Securities - 3.67%				California Statewide Communities
ARI Fleet Lease Trust				Development Authority (credit support from
0.26%, 04/15/2014(a),(b),(c)	$1,400	$1,400		Fannie Mae)
BMW Vehicle Lease Trust 2013-1				0.22%, 04/04/2013	$750		$750
0.20%, 01/21/2014	1,131	1,131		San Jose Redevelopment Agency (credit
CarMax Auto Owner Trust 2012-3				support from JP Morgan Chase & Co)
0.23%, 10/15/2013(b)	302	302		0.17%, 04/04/2013	565		565
Enterprise Fleet Financing LLC							$1,315
0.33%, 09/20/2013(b),(c)	624	624
Ford Credit Auto Lease Trust				Colorado - 1.06%
0.23%, 03/15/2014(b),(c)	1,800	1,800		City of Colorado Springs CO Utilities System
Ford Credit Auto Owner Trust				Revenue (credit support from Bank of
0.22%, 12/15/2013(b),(c)	301	301		America)
Hyundai Auto Lease Securitization Trust				0.20%, 04/04/2013	1,600		1,600
0.23%, 03/17/2014(b),(c)	1,700	1,700		Denver City & County School District No
Hyundai Auto Receivables Trust 2013-A				1 (credit support from AGM, Wells Fargo)
0.20%, 02/18/2014(b)	888	888		0.16%, 04/04/2013	1,500		1,500
Mercedes-Benz Auto Receivables Trust							$3,100
0.23%, 09/16/2013(b)	272	272		Connecticut - 0.58%
Nissan Auto Lease Trust				Connecticut Housing Finance
0.25%, 10/15/2013(b)	423	423		Authority (credit support from Federal Home
Nissan Auto Receivables 2012-B Owner				Loan Bank)
Trust				0.17%, 04/04/2013	1,680		1,680
0.26%, 08/15/2013	150	150
Santander Drive Auto Receivables Trust 2013-1
				Illinois - 0.14%
0.26%, 01/15/2014	903	903		Memorial Health System/IL (credit support
Volkswagen Auto Loan Enhanced Trust 2012-2				from JP Morgan Chase & Co)
				0.17%, 04/04/2013	400		400
0.23%, 10/21/2013(b)	811	811
		$10,705		Indiana - 0.14%
Banks- 1.99%				Ball State University Foundation Inc (credit
JP Morgan Chase Bank NA				support from US Bank)
0.34%, 07/09/2013(b)	2,000	2,000		0.20%, 03/29/2013	400		400
0.40%, 04/21/2014(b)	2,000	2,000
Wells Fargo Bank NA				Iowa- 0.31%
0.35%, 04/22/2014(b)	1,800	1,800		Iowa Finance Authority (credit support from
		$5,800		FHLB 100%, Fannie Mae 78.25% and Ginnie
				Mae 21.75%)
Diversified Financial Services - 0.68%				0.15%, 04/04/2013	900		900
MetLife Inc
0.49%, 08/16/2013(b),(d)	2,000	2,000
				Minnesota - 0.58%
				Minnesota Housing Finance Agency (credit
Insurance - 0.68%				support from State Street Bank & Trust)
New York Life Global
0.30%, 07/26/2013(b),(d)	2,000	2,000		0.20%, 04/04/2013	1,700		1,700
				New Mexico - 0.48%
Other Asset Backed Securities - 1.89%				City of Las Cruces NM (credit support from
CNH Equipment Trust 2013-A
0.23%, 03/15/2014(b)	1,330	1,329		Wells Fargo)
GE Equipment Midticket LLC				0.20%, 04/04/2013	200		200
				Village of Los Lunas NM (credit support from
0.23%, 08/22/2013	295	295		Wells Fargo)
GE Equipment Transportation LLC
0.26%, 10/24/2013(b)	613	613		0.25%, 04/04/2013	1,200		1,200
Great America Leasing Receivables							$1,400
0.24%, 02/18/2014(b),(c)	1,236	1,236		New York - 3.86%
Macquarie Equipment Funding Trust 2012-A				Housing Development Corp/NY (credit
0.29%, 10/21/2013(b),(c)	346	346		support from Fannie Mae)
				0.16%, 04/04/2013	2,350		2,350

See accompanying notes.

Schedule of Investments
Money Market Account
March 28, 2013 (unaudited)

	Principal				Maturity
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	REPURCHASE AGREEMENTS - 6.17%	Amount (000's)	Value	(000	's)
New York (continued)				Banks- 6.17%
Housing Development Corp/NY (credit				Deutsche Bank Repurchase Agreement; 0.20%	$ 4,020		$4,020
support from Freddie Mac)				dated 03/28/2013 maturing 04/01/2013
0.16%, 04/04/2013	$1,520	$1,520		(collateralized by US Government Security;
Housing Development Corp/NY (credit				$4,100,400; 0.45%; dated 11/24/15)
support from Landesbank Hessen Thueringen)				Goldman Sachs Repurchase Agreement;	14,000		14,000
0.21%, 04/04/2013	2,000	2,000		0.18% dated 03/28/2013 maturing
New York State Housing Finance				04/01/2013 (collateralized by US
Agency (credit support from Fannie Mae)				Government Security; $14,280,000; 0.15%;
0.16%, 04/04/2013	900	900		dated 02/05/14)
0.23%, 04/04/2013	1,560	1,560					$18,020
0.25%, 04/04/2013	1,700	1,700		TOTAL REPURCHASE AGREEMENTS			$18,020
New York State Housing Finance					Principal
Agency (credit support from Freddie Mac)				COMMERCIAL PAPER - 69.45%	Amount (000's)	Value	(000	's)
0.16%, 04/04/2013	1,300	1,300
		$11,330		Agriculture - 0.68%
				Archer-Daniels-Midland Co
North Carolina - 0.41%				0.16%, 04/29/2013(c)	$2,000		$2,000
City of Raleigh NC (credit support from
Wachovia Bank NA)
0.20%, 04/04/2013	840	840		Automobile Manufacturers - 1.40%
Rowan County Industrial Facilities & Pollution				Toyota Motor Credit Corp
Control Financing Authority (credit support				0.24%, 06/12/2013	2,000		1,999
from Wells Fargo)				0.24%, 06/14/2013	2,100		2,099
0.25%, 04/04/2013	350	350					$4,098
		$1,190		Banks- 24.20%
Ohio- 0.34%				Bank of Nova Scotia/New York
Ohio Higher Educational Facility				0.25%, 05/02/2013	1,700		1,700
Commission (credit support from US Bank)				Bank of Tokyo-Mitsubishi UFJ Ltd/New York
0.18%, 04/04/2013	1,000	1,000		NY
				0.10%, 04/04/2013	1,500		1,500
				Barclays US Funding Corp (credit support
Pennsylvania - 0.56%				from Barclays Bank)
Luzerne County Industrial Development				0.23%, 06/04/2013	2,200		2,199
Authority (credit support from Wells Fargo)				Credit Suisse/New York NY
0.25%, 04/04/2013	865	865		0.24%, 07/18/2013	2,000		1,998
Montgomery County Industrial Development				DBS Bank Ltd
Authority/PA (credit support from JP Morgan				0.19%, 04/10/2013(c),(e)	1,900		1,900
Chase & Co)				0.20%, 04/23/2013(c),(e)	1,300		1,300
0.35%, 04/04/2013	750	750		DNB Bank ASA
		$1,615		0.22%, 05/10/2013(c),(e)	1,600		1,600
				0.22%, 05/29/2013(c),(e)	1,700		1,699
Rhode Island - 0.34%				HSBC USA Inc
Rhode Island Student Loan Authority (credit
support from State Street Bank & Trust)				0.24%, 07/10/2013	2,300		2,298
0.14%, 04/04/2013	1,000	1,000		0.26%, 04/19/2013	2,000		2,000
				JP Morgan Chase & Co
				0.25%, 06/28/2013	2,000		1,999
Texas- 0.55%				0.25%, 07/01/2013	1,000		999
South Central Texas Industrial Development				Manhattan Asset Funding Co LLC
Corp (credit support from JP Morgan Chase &				0.19%, 04/04/2013(c)	2,000		2,000
Co)				0.20%, 05/02/2013(c)	1,600		1,600
0.16%, 04/04/2013	1,600	1,600		0.20%, 05/13/2013(c)	1,900		1,899
				0.21%, 05/21/2013(c)	1,500		1,500
				Mitsubishi UFJ Trust & Banking Corp/NY
Washington - 0.43%				0.21%, 06/07/2013(c)	1,600		1,599
Washington State Housing Finance				0.22%, 05/08/2013(c)	2,000		1,999
Commission (credit support from Bank of				0.22%, 05/28/2013(c)	2,100		2,099
America)
0.27%, 04/04/2013	455	455		Mizuho Funding LLC (credit support from
				Mizuho Corp Bank)
Washington State Housing Finance				0.24%, 04/12/2013(c)	1,800		1,800
Commission (credit support from Wells				0.24%, 06/10/2013(c)	1,700		1,699
Fargo)
0.25%, 04/04/2013	800	800		National Australia Funding Delaware
				Inc (credit support from National Australia
		$1,255		Bank)
TOTAL MUNICIPAL BONDS		$29,885		0.24%, 08/05/2013(c)	1,200		1,199
				0.25%, 04/23/2013(c)	1,300		1,300
				0.27%, 05/01/2013(c)	2,300		2,299
				Oversea-Chinese Banking Corp Ltd
				0.17%, 04/04/2013(e)	1,500		1,500
				0.17%, 04/19/2013(e)	2,000		2,000
				0.21%, 07/01/2013(e)	2,000		1,999

See accompanying notes.

Schedule of Investments
Money Market Account
March 28, 2013 (unaudited)

	Principal				Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)
Banks (continued)				Diversified Financial Services (continued)
Skandinaviska Enskilda Banken AB				ING US Funding LLC (credit support from
0.27%, 04/16/2013(c),(e)	$2,000	$2,000		ING Bank)
0.28%, 04/09/2013(c),(e)	1,600	1,600		0.21%, 05/13/2013	$2,000		$1,999
Societe Generale North America Inc (credit				0.23%, 04/16/2013	2,300		2,300
support from Societe Generale)				Jupiter Securitization Co LLC
0.28%, 05/31/2013	1,800	1,799		0.20%, 04/15/2013(c)	1,700		1,700
Standard Chartered Bank/New York				Liberty Street Funding LLC
0.25%, 07/09/2013(c)	2,000	1,999		0.16%, 04/01/2013(c)	2,000		2,000
0.26%, 05/22/2013(c)	1,800	1,799		0.19%, 05/15/2013(c)	2,000		1,999
0.28%, 04/30/2013(c)	2,000	1,999		Market Street Funding LLC
Sumitomo Mitsui Banking Corp				0.11%, 04/01/2013(c)	3,000		3,000
0.15%, 04/02/2013(c),(e)	700	700		0.19%, 05/06/2013(c)	1,800		1,800
0.22%, 04/26/2013(c),(e)	2,000	2,000		0.19%, 05/07/2013(c)	1,700		1,700
0.23%, 06/19/2013(c),(e)	2,100	2,099		National Rural Utilities Cooperative Finance
0.25%, 04/22/2013(c),(e)	690	690		Corp
UBS Finance Delaware LLC (credit support				0.11%, 04/02/2013	1,800		1,800
from UBS AG)				Nieuw Amsterdam Receivables Corp
0.21%, 06/25/2013	2,000	1,999		0.17%, 04/19/2013(c)	1,800		1,800
0.23%, 07/05/2013	2,000	1,999		0.18%, 04/18/2013(c)	1,600		1,600
Union Bank NA				0.18%, 04/22/2013(c)	1,700		1,700
0.13%, 04/01/2013	2,300	2,300		0.20%, 04/11/2013(c)	2,200		2,200
		$70,667		Private Export Funding Corp
				0.26%, 06/27/2013(c)	2,000		1,999
Beverages - 2.12%				0.27%, 06/03/2013(c)	1,600		1,599
Anheuser-Busch InBev Worldwide Inc (credit				0.28%, 05/03/2013(c)	2,000		1,999
support from Anheuser-Busch InBev SA/NV				River Fuel Co No 2 Inc (credit support from
Anheuser-Busch Companies, Inc., BrandBrew				Bank of Nova Scotia)
S.A., Cobrew NV/SA)				0.17%, 04/30/2013	2,200		2,200
0.20%, 04/05/2013(c)	2,200	2,200
0.25%, 04/30/2013(c)	2,000	1,999		Sheffield Receivables Corp
				0.21%, 04/18/2013(c)	2,000		2,000
Brown - Forman Corp				0.21%, 05/06/2013(c)	1,700		1,700
0.20%, 04/22/2013(c)	2,000	2,000		0.22%, 05/21/2013(c)	1,600		1,599
		$6,199		0.23%, 06/04/2013(c)	1,700		1,699
Consumer Products - 1.18%				UOB Funding LLC (credit support from
Reckitt Benckiser Treasury Services				United Overseas Bank Ltd)
PLC (credit support from Reckitt Benckiser				0.22%, 08/12/2013	1,700		1,698
Group)				0.23%, 04/15/2013	1,350		1,350
0.23%, 04/29/2013(c)	2,135	2,135		0.25%, 07/26/2013	2,000		1,998
0.40%, 08/05/2013(c)	1,300	1,298					$78,831
Diversified Financial Services - 26.99%		$3,433		Electric - 5.31%
Alpine Securitization Corp				GDF 0.20%, Suez 04/02/2013(c)	2,000		2,000
0.17%, 04/12/2013(c)	2,200	2,200		0.20%, 04/10/2013(c)	2,000		2,000
0.18%, 04/17/2013(c)	2,000	2,000		0.20%, 04/11/2013(c)	1,300		1,300
BNP Paribas Finance Inc (credit support from				0.20%, 04/22/2013(c)	2,000		2,000
BNP Paribas)				Oglethorpe Power Corp
0.22%, 06/11/2013	2,000	1,999		0.20%, 04/24/2013(c)	2,000		1,999
0.23%, 06/12/2013	2,000	1,999		0.27%, 04/24/2013(c)	2,000		1,999
CAFCO LLC				Southern Co Funding Corp
0.17%, 04/16/2013(c)	1,500	1,500		0.20%, 04/09/2013(c)	2,200		2,200
Collateralized Commercial Paper Co LLC				0.20%, 04/23/2013(c)	2,000		2,000
0.27%, 04/17/2013	2,000	2,000					$15,498
Collateralized Commercial Paper II Co LLC				Insurance - 1.37%
0.25%, 05/01/2013(c)	1,700	1,700
				Prudential Funding LLC (credit support from
Dealer Capital Access Trust LLC				Prudential Financial Inc)
0.32%, 04/03/2013	2,000	2,000		0.16%, 04/01/2013	2,000		2,000
0.32%, 04/08/2013	2,000	2,000		Prudential PLC
0.34%, 05/07/2013	2,300	2,299		0.22%, 06/04/2013(c)	2,000		1,999
Fairway Finance LLC							$3,999
0.17%, 05/23/2013(c)	2,000	1,999
0.19%, 06/26/2013(c)	2,200	2,199		Oil & Gas - 1.88%
0.20%, 04/08/2013(c)	2,200	2,200		BP Capital Markets PLC (credit support from
Gotham Funding Corp				BP PLC)
0.19%, 04/08/2013(c)	1,700	1,700		0.24%, 04/18/2013(c)	1,400		1,400
0.19%, 05/16/2013(c)	2,000	1,999		Motiva Enterprises LLC
0.20%, 05/20/2013(c)	1,500	1,499		0.15%, 04/01/2013	2,300		2,300
0.20%, 06/24/2013(c)	2,100	2,099		0.16%, 04/03/2013	1,800		1,800
							$5,500

See accompanying notes.

Schedule of Investments Money Market Account March 28, 2013 (unaudited)

	Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)
Pharmaceuticals - 1.71%
Novartis Finance Corp (credit support from
Novartis AG)
0.10%, 04/01/2013(c)	$5,000	$5,000
Supranational Bank - 1.92%
Corp Andina de Fomento
0.22%, 06/18/2013(c)	2,100	2,099
0.25%, 05/24/2013(c)	2,000	1,999
0.29%, 04/10/2013(c)	1,500	1,500
		$5,598
Telecommunications - 0.69%
Telstra Corp Ltd
0.17%, 04/09/2013(c)	2,000	2,000
TOTAL COMMERCIAL PAPER		$202,823
	Principal
CERTIFICATE OF DEPOSIT - 1.17%	Amount (000's)	Value (000's)
Banks - 1.17%
Bank of America NA
0.23%, 05/13/2013	2,000	2,000
Bank of Nova Scotia/Houston
0.37%, 04/11/2014(b),(e)	1,400	1,400
		$3,400
TOTAL CERTIFICATE OF DEPOSIT		$3,400
Total Investments		$293,092
Liabilities in Excess of Other Assets, Net - (0.36)%		$(1,063)
TOTAL NET ASSETS - 100.00%		$292,029

(a)	Security purchased on a when-issued basis.
(b)	Variable Rate. Rate shown is in effect at March 28, 2013.
(c)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $147,801 or 50.61% of net assets.
(d) Security is Illiquid
(e)	Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)
Sector		Percent
Financial		63.25%
Insured		10.23%
Consumer, Non-cyclical		5.69%
Asset Backed Securities		5.56%
Utilities		5.31%
Exchange Traded Funds		4.43%
Government		1.92%
Energy		1.88%
Consumer, Cyclical		1.40%
Communications		0.69%
Liabilities in Excess of Other Assets, Net		(0.36)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
March 28, 2013 (unaudited)

COMMON STOCKS - 97.96%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 2.22%			Computers (continued)
Boeing Co/The	26,854	$2,305	EMC Corp/MA (a)	49,750		$1,189
Northrop Grumman Corp	8,105	569	International Business Machines Corp	11,375		2,426
Teledyne Technologies Inc (a)	9,025	708				$6,306
		$3,582	Consumer Products - 1.62%
Agriculture - 0.28%			Clorox Co/The	6,962		616
Archer-Daniels-Midland Co	13,183	445	Kimberly-Clark Corp	4,560		447
			Tupperware Brands Corp	11,277		922
Airlines - 0.76%			WD-40 Co	11,415		625
Alaska Air Group Inc (a)	14,878	951				$2,610
Cathay Pacific Airways Ltd ADR	31,849	272	Cosmetics & Personal Care - 1.13%
		$1,223	Procter & Gamble Co/The	23,646		1,822
Apparel - 1.40%
Nike Inc	38,351	2,263	Distribution & Wholesale - 0.53%
			Pool Corp	17,634		847
Automobile Manufacturers - 1.04%
Nissan Motor Co Ltd ADR	11,846	227	Diversified Financial Services - 3.30%
PACCAR Inc	28,658	1,449	Ameriprise Financial Inc	7,469		550
		$1,676	Charles Schwab Corp/The	90,103		1,594
			Franklin Resources Inc	15,503		2,338
Automobile Parts & Equipment - 0.81%			T Rowe Price Group Inc	11,300		846
Autoliv Inc	4,815	333				$5,328
Johnson Controls Inc	27,765	974
		$1,307	Electric - 1.02%
			Duke Energy Corp	10,676		775
Banks - 5.86%			Edison International	16,275		819
City National Corp/CA	9,331	550	Xcel Energy Inc	1,600		47
East West Bancorp Inc	21,718	557				$1,641
Goldman Sachs Group Inc/The	2,430	358
JP Morgan Chase & Co	42,629	2,023	Electronics - 1.92%
PNC Financial Services Group Inc	5,725	381	Electro Scientific Industries Inc	3,636		40
State Street Corp	14,625	864	FEI Co	9,683		625
SVB Financial Group (a)	5,650	401	FLIR Systems Inc	10,325		268
US Bancorp	40,150	1,362	Thermo Fisher Scientific Inc	10,050		769
Wells Fargo & Co	80,235	2,968	Trimble Navigation Ltd (a)	22,470		673
		$9,464	Waters Corp (a)	7,781		731
Beverages - 2.06%						$3,106
Brown-Forman Corp	10,431	745	Engineering & Construction - 0.86%
Coca Cola Hellenic Bottling Co SA ADR(a)	7,243	194	Granite Construction Inc	12,325		392
Coca-Cola Co/The	19,650	794	Jacobs Engineering Group Inc (a)	17,671		994
PepsiCo Inc	20,107	1,591				$1,386
		$3,324	Environmental Control - 0.55%
Biotechnology - 1.57%			Darling International Inc (a)	6,039		108
Gilead Sciences Inc (a)	36,051	1,764	Energy Recovery Inc (a)	9,396		35
Life Technologies Corp (a)	11,828	764	Waste Connections Inc	20,737		746
		$2,528				$889
Building Materials - 0.73%			Food - 2.11%
Apogee Enterprises Inc	20,327	588	Campbell Soup Co	3,918		178
Simpson Manufacturing Co Inc	19,161	587	Dairy Farm International Holdings Ltd ADR	16,337		988
		$1,175	General Mills Inc	23,989		1,183
			Kroger Co/The	31,967		1,059
Chemicals - 2.55%						$3,408
Axiall Corp	657	41
EI du Pont de Nemours & Co	17,700	870	Gas - 1.68%
FMC Corp	15,050	858	Sempra Energy	34,001		2,718
International Flavors & Fragrances Inc	12,616	967
PPG Industries Inc	5,348	717
Sigma-Aldrich Corp	8,615	669	Healthcare - Products - 1.47%
			Becton Dickinson and Co	6,847		654
		$4,122	Medtronic Inc	13,370		628
Commercial Services - 1.68%			Techne Corp	6,025		409
Hertz Global Holdings Inc (a)	50,589	1,126	Varian Medical Systems Inc (a)	9,362		674
Robert Half International Inc	12,550	471				$2,365
TrueBlue Inc (a)	22,466	475
			Healthcare - Services - 0.95%
Weight Watchers International Inc	15,010	632	DaVita HealthCare Partners Inc (a)	6,324		750
		$2,704	Health Net Inc/CA (a)	3,655		105
Computers - 3.91%			Universal Health Services Inc	10,648		680
Apple Inc	6,080	2,691				$1,535

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Insurance - 2.44%			Pharmaceuticals - 6.68%
ACE Ltd	8,044	$715	Abbott Laboratories	24,910	$880
Fidelity National Financial Inc	22,825	576	AbbVie Inc	25,310	1,032
HCC Insurance Holdings Inc	27,124	1,140	Actavis Inc (a)	3,805	350
MetLife Inc	13,650	519	Allergan Inc/United States	21,623	2,414
StanCorp Financial Group Inc	5,678	243	Bristol-Myers Squibb Co	38,102	1,569
XL Group PLC	24,787	751	Forest Laboratories Inc (a)	6,181	235
		$3,944	Johnson & Johnson	20,036	1,634
Internet - 3.12%			McKesson Corp	17,599	1,900
Amazon.com Inc (a)	4,892	1,304	Teva Pharmaceutical Industries Ltd ADR	9,885	392
			VCA Antech Inc (a)	15,861	373
eBay Inc (a)	24,836	1,347
Google Inc (a)	3,013	2,392			$10,779
		$5,043	REITS - 3.57%
			Alexandria Real Estate Equities Inc	13,555	962
Iron & Steel - 1.11%			Annaly Capital Management Inc	6,700	107
Reliance Steel & Aluminum Co	15,510	1,104	Essex Property Trust Inc	4,233	637
Schnitzer Steel Industries Inc	25,685	685	HCP Inc	29,400	1,466
		$1,789	Plum Creek Timber Co Inc	9,050	472
Leisure Products & Services - 0.59%			Sabra Health Care REIT Inc	7,429	216
Ambassadors Group Inc	14,471	63	Ventas Inc	5,383	394
Carnival Corp	13,375	459	Weyerhaeuser Co	48,178	1,512
Harley-Davidson Inc	7,924	422			$5,766
		$944	Retail - 5.74%
Lodging - 0.18%			Copart Inc (a)	31,850	1,092
Red Lion Hotels Corp (a)	40,194	286	Costco Wholesale Corp	25,835	2,741
			CVS Caremark Corp	13,359	735
			Home Depot Inc/The	13,413	936
Machinery - Construction & Mining - 0.21%			Jack in the Box Inc (a)	5,716	198
Caterpillar Inc	3,910	340	Nordstrom Inc	26,696	1,474
			Starbucks Corp	36,638	2,087
Machinery - Diversified - 1.07%					$9,263
AGCO Corp	5,050	263	Savings & Loans - 0.63%
Deere & Co	17,000	1,462	Washington Federal Inc	58,099	1,017
		$1,725
Media - 2.41%			Semiconductors - 3.36%
Viacom Inc	21,425	1,319	Altera Corp	2,219	79
Walt Disney Co/The	45,348	2,576	Applied Materials Inc	47,287	637
		$3,895	Avago Technologies Ltd	12,200	438
			Intel Corp	51,911	1,134
Metal Fabrication & Hardware - 0.60%			Lam Research Corp (a)	16,201	672
Precision Castparts Corp	5,137	974	LSI Corp (a)	30,245	205
			Microchip Technology Inc	26,484	974
Mining - 0.52%			QLogic Corp (a)	16,451	191
Freeport-McMoRan Copper & Gold Inc	25,560	846	Qualcomm Inc	12,575	842
			Supertex Inc	11,506	255
Miscellaneous Manufacturing - 2.07%					$5,427
Aptargroup Inc	11,819	678	Software - 5.48%
Crane Co	11,875	663	Actuate Corp (a)	31,986	192
General Electric Co	86,171	1,992	Adobe Systems Inc (a)	35,340	1,538
		$3,333	Autodesk Inc (a)	14,300	590
			BMC Software Inc (a)	8,700	403
Oil & Gas - 8.66%			Informatica Corp (a)	11,150	384
Apache Corp	23,885	1,843
Chevron Corp	34,658	4,118	Microsoft Corp	108,486	3,104
			Omnicell Inc (a)	16,541	312
CNOOC Ltd ADR	1,952	374
Devon Energy Corp	19,735	1,113	Oracle Corp	58,209	1,882
			Tyler Technologies Inc (a)	7,064	433
Energen Corp	12,350	642
Exxon Mobil Corp	27,901	2,514			$8,838
HollyFrontier Corp	6,800	350	Telecommunications - 3.90%
Nabors Industries Ltd	16,584	269	AT&T Inc	57,984	2,127
Occidental Petroleum Corp	25,636	2,009	China Mobile Ltd ADR	19,390	1,030
Total SA ADR	15,500	744	Cisco Systems Inc	41,118	860
		$13,976	Corning Inc	47,526	634
			Polycom Inc (a)	26,575	294
Oil & Gas Services - 0.58%
Natural Gas Services Group Inc (a)	19,435	374	Verizon Communications Inc	27,567	1,355
Schlumberger Ltd	7,580	568			$6,300
		$942	Toys, Games & Hobbies - 0.88%
			Hasbro Inc	10,870	478

See accompanying notes.

Schedule of Investments Principal Capital Appreciation Account March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Toys, Games & Hobbies (continued)
Mattel Inc	21,445	$939
		$1,417
Transportation - 1.68%
Con-way Inc	5,185	182
Expeditors International of Washington Inc	37,803	1,350
Union Pacific Corp	8,235	1,173
		$2,705
Trucking & Leasing - 0.29%
Greenbrier Cos Inc (a)	20,640	469
Water- 0.18%
California Water Service Group	14,800	295

TOTAL COMMON STOCKS		$158,087
	Maturity
REPURCHASE AGREEMENTS - 1.07%	Amount (000's)	Value (000's)

Banks- 1.07%
Investment in Joint Trading Account; Credit	$325	$325
Suisse Repurchase Agreement; 0.18%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $331,978; 4.25% - 8.75%; dated
08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	261	261
Bank Repurchase Agreement; 0.20% dated
03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $266,326; 0.00% - 6.25%; dated
06/26/13 - 08/08/35)
Investment in Joint Trading Account; JP	683	684
Morgan Repurchase Agreement; 0.17%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $697,155; 0.00% - 11.25%;
dated 04/05/13 - 11/15/40)
Investment in Joint Trading Account; Merrill	456	456
Lynch Repurchase Agreement; 0.12%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $464,770; 0.13% - 6.18%; dated
03/20/14 - 08/15/42)
		$1,726
TOTAL REPURCHASE AGREEMENTS		$1,726
Total Investments		$159,813
Other Assets in Excess of Liabilities, Net - 0.97%		$1,573
TOTAL NET ASSETS - 100.00%		$161,386

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		19.55%
Financial		16.87%
Technology		12.75%
Industrial		12.21%
Consumer, Cyclical		11.91%
Communications		9.43%
Energy		9.24%
Basic Materials		4.18%
Utilities		2.89%
Other Assets in Excess of Liabilities, Net		0.97%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments Principal LifeTime 2010 Account March 28, 2013 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 67.66%
Bond Market Index Fund (a)	409,776	$4,516
Core Plus Bond Fund I (a)	454,730	5,170
Diversified International Fund (a)	149,466	1,595
Diversified Real Asset Fund (a)	146,844	1,780
Equity Income Fund (a)	96,816	2,083
Global Diversified Income Fund (a)	158,905	2,269
Global Multi-Strategy Fund (a)	50,908	538
Global Opportunities Fund (a)	73,319	787
High Yield Fund I (a)	132,054	1,420
Inflation Protection Fund (a)	283,377	2,604
International Emerging Markets Fund (a)	33,386	857
International Fund I (a)	89,706	1,040
LargeCap Value Fund I (a)	162,412	2,108
MidCap Fund (a)	120,109	2,115
Overseas Fund (a)	162,258	1,696
SmallCap Growth Fund I (a),(b)	59,528	730
SmallCap Value Fund II (a)	64,716	767
		$32,075

Principal Variable Contracts Funds, Inc. Class 1 - 32.42%
Bond & Mortgage Securities Account (a)	450,429	5,301
LargeCap Growth Account I (a)	115,232	3,114
LargeCap S&P 500 Index Account (a)	174,750	1,997
LargeCap Value Account (a)	37,815	1,206
Short-Term Income Account (a)	1,426,880	3,753
		$15,371
TOTAL INVESTMENT COMPANIES		$47,446
Total Investments		$47,446
Liabilities in Excess of Other Assets, Net - (0.08)%		$(37)
TOTAL NET ASSETS - 100.00%		$47,409

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		48.02%
Domestic Equity Funds		29.78%
International Equity Funds		12.60%
Specialty Funds		9.68%
Liabilities in Excess of Other Assets, Net		(0.08)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2010 Account
March 28, 2013 (unaudited)

	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		March 28, 2013 Shares	March 28, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Account	467,312	$5,654	11,988	$140	28,871		$337	450,429	$5,454
Bond Market Index Fund	426,757	4,584	12,037	132	29,018		320	409,776	4,396
Core Plus Bond Fund I	472,233	5,058	12,420	140	29,923		338	454,730	4,859
Diversified International Fund	156,720	2,271	5,143	54	12,397		130	149,466	2,204
Diversified Real Asset Fund	152,679	1,589	4,100	49	9,935		118	146,844	1,522
Equity Income Fund	100,860	1,909	2,846	60	6,890		145	96,816	1,833
Global Diversified Income Fund	163,743	1,784	5,808	82	10,646		150	158,905	1,718
Global Multi-Strategy Fund	55,646	557	3,407	36	8,145		86	50,908	510
Global Opportunities Fund	—	—	74,142	791	823		9	73,319	782
High Yield Fund I	135,217	1,333	4,305	46	7,468		81	132,054	1,299
Inflation Protection Fund	292,820	2,356	6,703	61	16,146		148	283,377	2,278
International Emerging Markets Fund	34,328	994	664	17	1,606		41	33,386	968
International Equity Index Fund	66,653	604	49	1	66,702		712	—	—
International Fund I	89,864	1,185	66	1	224		3	89,706	1,183
LargeCap Growth Account I	118,959	2,101	2,622	69	6,349		167	115,232	2,034
LargeCap S&P 500 Index Account	181,029	1,442	4,433	49	10,712		118	174,750	1,394
LargeCap Value Account	38,947	1,254	798	25	1,930		60	37,815	1,218
LargeCap Value Fund I	175,211	2,096	3,526	44	16,325		207	162,412	1,924
MidCap Fund	124,266	1,844	2,935	50	7,092		121	120,109	1,780
Overseas Fund	169,566	1,530	5,161	54	12,469		131	162,258	1,453
Short-Term Income Account	1,480,397	3,743	37,786	99	91,303		239	1,426,880	3,604
SmallCap Growth Fund I	61,305	552	1,243	15	3,020		36	59,528	533
SmallCap Value Fund II	66,563	524	1,291	15	3,138		37	64,716	507

		$44,964		$2,030			$3,734		$43,453

		Income		Realized Gain/Loss on Investments	Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Account		$—			$(3)	$			—
Bond Market Index Fund		—			—				—
Core Plus Bond Fund I		—			(1)				—
Diversified International Fund		—			9				—
Diversified Real Asset Fund		—			2				—
Equity Income Fund		14			9				—
Global Diversified Income Fund		28			2				—
Global Multi-Strategy Fund		—			3				—
Global Opportunities Fund		—			—				—
High Yield Fund I		20			1				—
Inflation Protection Fund		—			9				—
International Emerging Markets Fund		—			(2)				—
International Equity Index Fund		—			107				—
International Fund I		—			—				—
LargeCap Growth Account I		—			31				—
LargeCap S&P 500 Index Account		—			21				—
LargeCap Value Account		—			(1)				—
LargeCap Value Fund I		—			(9)				—
MidCap Fund		—			7				—
Overseas Fund		—			—				—
Short-Term Income Account		—			1				—
SmallCap Growth Fund I		—			2				—
SmallCap Value Fund II		—			5				—
		$62			$193	$			—
All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments Principal LifeTime 2020 Account March 28, 2013 (unaudited)

INVESTMENT COMPANIES - 99.77%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 70.54%
Bond Market Index Fund (a)	1,650,537	$18,189
Core Plus Bond Fund I (a)	1,811,368	20,595
Diversified International Fund (a)	965,384	10,301
Diversified Real Asset Fund (a)	508,699	6,165
Equity Income Fund (a)	314,006	6,757
Global Diversified Income Fund (a)	296,419	4,233
Global Multi-Strategy Fund (a)	227,309	2,403
Global Opportunities Fund (a)	799,678	8,581
Global Real Estate Securities Fund (a)	992,716	8,547
High Yield Fund I (a)	378,156	4,065
Inflation Protection Fund (a)	605,904	5,568
International Emerging Markets Fund (a)	253,362	6,504
International Fund I (a)	492,062	5,703
LargeCap Value Fund I (a)	1,352,160	17,551
MidCap Fund (a)	180,978	3,187
MidCap Growth Fund III (a)	360,062	4,346
MidCap Value Fund III (a)	257,972	4,202
Overseas Fund (a)	976,720	10,207
SmallCap Growth Fund I (a),(b)	331,297	4,065
SmallCap Value Fund II (a)	358,694	4,251
		$155,420

Principal Variable Contracts Funds, Inc. Class 1 - 29.23%
Bond & Mortgage Securities Account (a)	1,762,159	20,740
LargeCap Growth Account I (a)	672,725	18,177
LargeCap S&P 500 Index Account (a)	1,330,431	15,207
LargeCap Value Account (a)	322,096	10,272
		$64,396
TOTAL INVESTMENT COMPANIES		$219,816
Total Investments		$219,816
Other Assets in Excess of Liabilities, Net - 0.23%		$508
TOTAL NET ASSETS - 100.00%		$220,324

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		39.95%
Fixed Income Funds		31.40%
International Equity Funds		22.61%
Specialty Funds		5.81%
Other Assets in Excess of Liabilities, Net		0.23%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2020 Account
March 28, 2013 (unaudited)

	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	March 28, 2013 Shares	March 28, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Account	1,681,602	$20,377		113,722	$1,336	33,165	$390	1,762,159	$21,322
Bond Market Index Fund	1,339,148	14,294		344,376	3,791	32,987	364	1,650,537	17,721
Core Plus Bond Fund I	1,727,987	18,552		117,771	1,336	34,390	389	1,811,368	19,500
Diversified International Fund	967,007	14,723		19,443	206	21,066	222	965,384	14,708
Diversified Real Asset Fund	509,715	5,334		9,701	116	10,717	127	508,699	5,323
Equity Income Fund	314,620	5,949		5,409	113	6,023	125	314,006	5,939
Global Diversified Income Fund	294,440	3,999		8,472	120	6,493	91	296,419	4,028
Global Multi-Strategy Fund	227,661	2,278		8,739	92	9,091	95	227,309	2,275
Global Opportunities Fund	—	—		800,120	8,540	442	5	799,678	8,535
Global Real Estate Securities Fund	994,418	7,444		13,822	117	15,524	131	992,716	7,430
High Yield Fund I	375,392	3,467		8,978	96	6,214	66	378,156	3,497
Inflation Protection Fund	607,141	5,339		12,335	113	13,572	125	605,904	5,327
International Emerging Markets Fund	253,824	7,102		4,370	114	4,832	126	253,362	7,090
International Equity Index Fund	613,543	5,624		2,159	23	615,702	6,568	—	—
International Fund I	493,096	6,929		1,660	19	2,694	31	492,062	6,917
LargeCap Growth Account	271,495	3,656		876	15	272,371	4,972	—	—
LargeCap Growth Account I	673,967	11,831		12,013	317	13,255	348	672,725	11,822
LargeCap S&P 500 Index Account	1,332,881	10,625		21,822	241	24,272	265	1,330,431	10,617
LargeCap Value Account	322,683	8,975		5,173	159	5,760	175	322,096	8,957
LargeCap Value Fund I	1,510,556	16,878		21,931	275	180,327	2,308	1,352,160	14,691
MidCap Fund	181,327	2,678		3,124	53	3,473	58	180,978	2,674
MidCap Growth Fund III	360,803	3,491		6,182	72	6,923	80	360,062	3,483
MidCap Value Fund I	287,271	3,699		1,012	15	288,283	4,593	—	—
MidCap Value Fund III	—	—		260,741	4,136	2,769	44	257,972	4,092
Overseas Fund	978,374	9,007		19,478	206	21,132	223	976,720	8,990
SmallCap Growth Fund I	331,934	3,030		5,138	61	5,775	68	331,297	3,024
SmallCap Value Fund II	359,357	2,834		5,362	61	6,025	67	358,694	2,829

		$198,115			$21,743		$22,056		$200,791

		Income			Realized Gain/Loss on Investments		Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Account			$—			$(1)			$—
Bond Market Index Fund			—			—			—
Core Plus Bond Fund I			—			1			—
Diversified International Fund			—			1			—
Diversified Real Asset Fund			—			—			—
Equity Income Fund			44			2			—
Global Diversified Income Fund			51			—			—
Global Multi-Strategy Fund			—			—			—
Global Opportunities Fund			—			—			—
Global Real Estate Securities Fund			36			—			—
High Yield Fund I			56			—			—
Inflation Protection Fund			—			—			—
International Emerging Markets Fund			—			—			—
International Equity Index Fund			—			921			—
International Fund I			—			—			—
LargeCap Growth Account			—			1,301			—
LargeCap Growth Account I			—			22			—
LargeCap S&P 500 Index Account			—			16			—
LargeCap Value Account			—			(2)			—
LargeCap Value Fund I			—			(154)			—
MidCap Fund			—			1			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund I			—			879			—
MidCap Value Fund III			—			—			—
Overseas Fund			—			—			—
SmallCap Growth Fund I			—			1			—
SmallCap Value Fund II			—			1			—
			$187			$2,989			$—
All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments Principal LifeTime 2030 Account March 28, 2013 (unaudited)

INVESTMENT COMPANIES - 99.86%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 66.21%
Bond Market Index Fund (a)	461,488	$5,086
Core Plus Bond Fund I (a)	481,270	5,472
Diversified International Fund (a)	514,825	5,493
Diversified Real Asset Fund (a)	160,494	1,945
Global Multi-Strategy Fund (a)	104,152	1,101
Global Opportunities Fund (a)	305,613	3,279
Global Real Estate Securities Fund (a)	631,026	5,433
High Yield Fund I (a)	204,364	2,197
Inflation Protection Fund (a)	219,897	2,021
International Emerging Markets Fund (a)	138,776	3,562
International Fund I (a)	282,321	3,272
LargeCap Value Fund I (a)	740,298	9,609
MidCap Growth Fund III (a)	248,804	3,003
MidCap Value Fund III (a)	161,046	2,623
Overseas Fund (a)	503,500	5,262
Preferred Securities Fund (a)	203,651	2,167
SmallCap Growth Fund I (a),(b)	186,955	2,294
SmallCap Value Fund II (a)	200,444	2,375
		$66,194

Principal Variable Contracts Funds, Inc. Class 1 - 33.65%
Bond & Mortgage Securities Account (a)	479,598	5,645
LargeCap Growth Account (a)	212,751	3,915
LargeCap Growth Account I (a)	427,428	11,549
LargeCap S&P 500 Index Account (a)	603,056	6,893
LargeCap Value Account (a)	176,707	5,635
		$33,637
TOTAL INVESTMENT COMPANIES		$99,831
Total Investments		$99,831
Other Assets in Excess of Liabilities, Net - 0.14%		$143
TOTAL NET ASSETS - 100.00%		$99,974

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		47.90%
International Equity Funds		26.31%
Fixed Income Funds		22.60%
Specialty Funds		3.05%
Other Assets in Excess of Liabilities, Net		0.14%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2030 Account
March 28, 2013 (unaudited)

	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		March 28, 2013 Shares	March 28, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Account	473,752	$5,387		12,337	$145	6,491		$76	479,598	$5,456
Bond Market Index Fund	455,773	4,895		12,209	134	6,494		72	461,488	4,957
Core Plus Bond Fund I	475,207	5,080		12,795	145	6,732		76	481,270	5,149
Diversified International Fund	507,217	6,381		15,559	164	7,951		83	514,825	6,462
Diversified Real Asset Fund	158,286	1,666		4,671	56	2,463		30	160,494	1,692
Global Multi-Strategy Fund	101,281	1,014		5,554	59	2,683		29	104,152	1,044
Global Opportunities Fund	—	—		305,823	3,256	210		2	305,613	3,254
Global Real Estate Securities Fund	624,403	4,704		14,080	118	7,457		62	631,026	4,760
High Yield Fund I	246,576	2,354		6,824	73	49,036		526	204,364	1,888
Inflation Protection Fund	162,811	1,426		59,920	549	2,834		25	219,897	1,950
International Emerging Markets Fund	137,014	3,048		3,726	97	1,964		51	138,776	3,094
International Equity Index Fund	205,711	2,087		1,732	18	207,443		2,215	—	—
International Fund I	281,979	3,156		1,738	20	1,396		16	282,321	3,160
LargeCap Growth Account	238,254	2,783		4,190	74	29,693		541	212,751	2,429
LargeCap Growth Account I	422,541	7,148		10,407	272	5,520		144	427,428	7,276
LargeCap S&P 500 Index Account	595,642	4,774		15,807	173	8,393		91	603,056	4,856
LargeCap Value Account	174,797	4,120		4,076	124	2,166		66	176,707	4,178
LargeCap Value Fund I	809,766	8,279		17,974	223	87,442		1,120	740,298	7,411
MidCap Growth Fund III	204,171	1,707		48,172	577	3,539		40	248,804	2,244
MidCap Value Fund I	158,078	1,742		1,327	20	159,405		2,552	—	—
MidCap Value Fund III	—	—		161,715	2,579	669		11	161,046	2,568
Overseas Fund	495,879	4,717		15,565	164	7,944		83	503,500	4,798
Preferred Securities Fund	199,640	2,030		6,471	69	2,460		27	203,651	2,072
SmallCap Growth Fund I	185,128	1,606		3,921	46	2,094		24	186,955	1,628
SmallCap Value Fund II	198,536	1,586		4,090	46	2,182		24	200,444	1,608

		$81,690			$9,201			$7,986		$83,934

	Income				Realized Gain/Loss on Investments		Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Account			$—			$—	$			—
Bond Market Index Fund			—			—				—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			23			—				—
High Yield Fund I			35			(13)				—
Inflation Protection Fund			—			—				—
International Emerging Markets Fund			—			—				—
International Equity Index Fund			—			110				—
International Fund I			—			—				—
LargeCap Growth Account			—			113				—
LargeCap Growth Account I			—			—				—
LargeCap S&P 500 Index Account			—			—				—
LargeCap Value Account			—			—				—
LargeCap Value Fund I			—			29				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund I			—			790				—
MidCap Value Fund III			—			—				—
Overseas Fund			—			—				—
Preferred Securities Fund			28			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$86			$1,029	$			—
All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments Principal LifeTime 2040 Account March 28, 2013 (unaudited)

INVESTMENT COMPANIES - 99.93%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 65.13%
Bond Market Index Fund (a)	73,630	$811
Core Plus Bond Fund I (a)	75,409	857
Diversified International Fund (a)	195,711	2,088
Diversified Real Asset Fund (a)	36,661	444
Global Multi-Strategy Fund (a)	33,625	355
Global Opportunities Fund (a)	138,719	1,489
Global Real Estate Securities Fund (a)	194,832	1,678
High Yield Fund I (a)	62,540	672
International Emerging Markets Fund (a)	47,260	1,213
International Fund I (a)	86,578	1,004
LargeCap Value Fund I (a)	236,959	3,076
MidCap Growth Fund III (a)	77,423	935
MidCap Value Fund III (a)	60,843	991
Overseas Fund (a)	197,504	2,064
Preferred Securities Fund (a)	48,201	513
SmallCap Growth Fund I (a),(b)	58,948	723
SmallCap Value Fund II (a)	58,543	694
		$19,607

Principal Variable Contracts Funds, Inc. Class 1 - 34.80%
Bond & Mortgage Securities Account (a)	75,856	893
LargeCap Growth Account (a)	78,153	1,438
LargeCap Growth Account I (a)	142,242	3,843
LargeCap S&P 500 Index Account (a)	204,554	2,338
LargeCap Value Account (a)	61,620	1,965
		$10,477
TOTAL INVESTMENT COMPANIES		$30,084
Total Investments		$30,084
Other Assets in Excess of Liabilities, Net - 0.07%		$21
TOTAL NET ASSETS - 100.00%		$30,105

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		53.16%
International Equity Funds		31.67%
Fixed Income Funds		12.44%
Specialty Funds		2.66%
Other Assets in Excess of Liabilities, Net		0.07%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2040 Account
March 28, 2013 (unaudited)

	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		March 28, 2013 Shares	March 28, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Account	67,966	$808		9,706	$114	1,816		$21	75,856	$901
Bond Market Index Fund	68,597	738		6,252	69	1,219		14	73,630	793
Core Plus Bond Fund I	67,234	726		10,058	114	1,883		22	75,409	818
Diversified International Fund	174,111	2,313		26,542	281	4,942		52	195,711	2,542
Diversified Real Asset Fund	32,524	341		5,103	61	966		11	36,661	391
Global Multi-Strategy Fund	27,443	275		7,561	80	1,379		15	33,625	340
Global Opportunities Fund	—	—		138,754	1,479	35		—	138,719	1,479
Global Real Estate Securities Fund	177,579	1,325		21,259	180	4,006		34	194,832	1,471
High Yield Fund I	56,890	550		6,848	73	1,198		13	62,540	610
International Emerging Markets Fund	42,491	1,157		5,860	151	1,091		28	47,260	1,280
International Equity Index Fund	77,523	741		1,241	13	78,764		840	—	—
International Fund I	85,579	1,145		1,409	16	410		5	86,578	1,156
LargeCap Growth Account	72,688	1,013		6,785	121	1,320		23	78,153	1,111
LargeCap Growth Account I	128,845	2,343		16,520	437	3,123		82	142,242	2,699
LargeCap S&P 500 Index Account	185,284	1,480		23,803	265	4,533		50	204,554	1,696
LargeCap Value Account	56,385	1,555		6,469	200	1,234		38	61,620	1,717
LargeCap Value Fund I	252,946	2,791		28,303	358	44,290		568	236,959	2,595
MidCap Growth Fund III	69,708	690		9,529	112	1,814		21	77,423	781
MidCap Value Fund I	54,864	704		906	13	55,770		894	—	—
MidCap Value Fund III	—	—		61,487	982	644		11	60,843	971
Overseas Fund	175,895	1,697		26,567	281	4,958		52	197,504	1,926
Preferred Securities Fund	43,909	459		5,197	55	905		9	48,201	505
SmallCap Growth Fund I	54,237	584		5,822	70	1,111		13	58,948	641
SmallCap Value Fund II	53,657	432		6,044	70	1,158		14	58,543	488

		$23,867			$5,595			$2,830		$26,911

		Income			Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Account			$—			$—	$			—
Bond Market Index Fund			—			—				—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			7			—				—
High Yield Fund I			9			—				—
International Emerging Markets Fund			—			—				—
International Equity Index Fund			—			86				—
International Fund I			—			—				—
LargeCap Growth Account			—			—				—
LargeCap Growth Account I			—			1				—
LargeCap S&P 500 Index Account			—			1				—
LargeCap Value Account			—			—				—
LargeCap Value Fund I			—			14				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund I			—			177				—
MidCap Value Fund III			—			—				—
Overseas Fund			—			—				—
Preferred Securities Fund			6			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$22			$279	$			—
All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments Principal LifeTime 2050 Account March 28, 2013 (unaudited)

INVESTMENT COMPANIES - 99.91%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 65.31%
Bond Market Index Fund (a)	7,790	$86
Core Plus Bond Fund I (a)	21,761	247
Diversified International Fund (a)	124,373	1,327
Diversified Real Asset Fund (a)	17,007	206
Global Multi-Strategy Fund (a)	17,968	190
Global Opportunities Fund (a)	81,374	873
Global Real Estate Securities Fund (a)	118,059	1,017
High Yield Fund I (a)	34,997	376
International Emerging Markets Fund (a)	32,684	839
International Fund I (a)	58,549	679
LargeCap Value Fund I (a)	154,023	1,999
MidCap Growth Fund III (a)	48,020	580
MidCap Value Fund III (a)	37,359	609
Overseas Fund (a)	127,413	1,331
Preferred Securities Fund (a)	38,511	410
SmallCap Growth Fund I (a),(b)	41,096	504
SmallCap Value Fund II (a)	35,957	426
		$11,699

Principal Variable Contracts Funds, Inc. Class 1 - 34.60%
Bond & Mortgage Securities Account (a)	23,296	274
LargeCap Growth Account (a)	50,328	926
LargeCap Growth Account I (a)	85,769	2,317
LargeCap S&P 500 Index Account (a)	127,642	1,459
LargeCap Value Account (a)	38,289	1,221
		$6,197
TOTAL INVESTMENT COMPANIES		$17,896
Total Investments		$17,896
Other Assets in Excess of Liabilities, Net - 0.09%		$16
TOTAL NET ASSETS - 100.00%		$17,912

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		56.07%
International Equity Funds		33.85%
Fixed Income Funds		7.78%
Specialty Funds		2.21%
Other Assets in Excess of Liabilities, Net		0.09%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2050 Account
March 28, 2013 (unaudited)

	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		March 28, 2013 Shares	March 28, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Account	16,415	$196		7,485	$88	604		$7	23,296	$277
Bond Market Index Fund	7,738	79		65	1	13		—	7,790	80
Core Plus Bond Fund I	19,056	205		3,312	38	607		8	21,761	235
Diversified International Fund	121,168	1,621		7,252	77	4,047		44	124,373	1,654
Diversified Real Asset Fund	16,521	173		1,064	13	578		8	17,007	178
Global Multi-Strategy Fund	17,338	174		1,478	16	848		9	17,968	181
Global Opportunities Fund	—	—		81,552	870	178		2	81,374	868
Global Real Estate Securities Fund	115,511	868		5,529	47	2,981		26	118,059	889
High Yield Fund I	43,196	422		1,982	21	10,181		109	34,997	337
International Emerging Markets Fund	31,954	837		1,596	42	866		23	32,684	856
International Equity Index Fund	55,949	530		621	6	56,570		603	—	—
International Fund I	58,043	782		627	7	121		1	58,549	788
LargeCap Growth Account	49,425	687		1,843	33	940		18	50,328	702
LargeCap Growth Account I	83,749	1,528		4,370	114	2,350		61	85,769	1,582
LargeCap S&P 500 Index Account	124,794	1,025		6,172	68	3,324		36	127,642	1,057
LargeCap Value Account	37,490	1,037		1,725	52	926		28	38,289	1,061
LargeCap Value Fund I	169,776	1,878		7,783	97	23,536		301	154,023	1,679
MidCap Growth Fund III	46,854	451		2,521	29	1,355		15	48,020	465
MidCap Value Fund I	36,354	459		422	6	36,776		587	—	—
MidCap Value Fund III	—	—		38,135	607	776		12	37,359	595
Overseas Fund	124,227	1,206		7,258	77	4,072		44	127,413	1,239
Preferred Securities Fund	37,437	386		1,940	21	866		10	38,511	397
SmallCap Growth Fund I	40,384	430		1,546	18	834		10	41,096	438
SmallCap Value Fund II	35,217	285		1,609	18	869		9	35,957	294

		$15,259			$2,366			$1,971		$15,852

		Income		Realized Gain/Loss on Investments				Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Account			$—			$—	$			—
Bond Market Index Fund			—			—				—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			4			—				—
High Yield Fund I			6			3				—
International Emerging Markets Fund			—			—				—
International Equity Index Fund			—			67				—
International Fund I			—			—				—
LargeCap Growth Account			—			—				—
LargeCap Growth Account I			—			1				—
LargeCap S&P 500 Index Account			—			—				—
LargeCap Value Account			—			—				—
LargeCap Value Fund I			—			5				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund I			—			122				—
MidCap Value Fund III			—			—				—
Overseas Fund			—			—				—
Preferred Securities Fund			6			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$16			$198	$			—
All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments Principal LifeTime Strategic Income Account March 28, 2013 (unaudited)

INVESTMENT COMPANIES - 100.45%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 66.77%
Bond Market Index Fund (a)	371,782	$4,097
Core Plus Bond Fund I (a)	431,527	4,907
Diversified International Fund (a)	45,573	486
Diversified Real Asset Fund (a)	125,372	1,520
Equity Income Fund (a)	106,288	2,287
Global Diversified Income Fund (a)	153,793	2,196
Global Multi-Strategy Fund (a)	36,164	382
Global Opportunities Fund (a)	24,066	258
High Yield Fund I (a)	107,864	1,160
Inflation Protection Fund (a)	250,912	2,306
International Emerging Markets Fund (a)	9,795	252
International Fund I (a)	26,908	312
MidCap Fund (a)	40,160	707
Overseas Fund (a)	51,520	538
SmallCap Growth Fund I (a),(b)	15,600	191
SmallCap Value Fund II (a)	16,946	201
		$21,800

Principal Variable Contracts Funds, Inc. Class 1 - 33.68%
Bond & Mortgage Securities Account (a)	419,733	4,940
LargeCap Growth Account I (a)	40,716	1,100
LargeCap S&P 500 Index Account (a)	61,305	701
Short-Term Income Account (a)	1,618,848	4,257
		$10,998
TOTAL INVESTMENT COMPANIES		$32,798
Total Investments		$32,798
Liabilities in Excess of Other Assets, Net - (0.45)%		$(146)
TOTAL NET ASSETS - 100.00%		$32,652

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		66.36%
Domestic Equity Funds		15.89%
Specialty Funds		12.55%
International Equity Funds		5.65%
Liabilities in Excess of Other Assets, Net		(0.45)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
March 28, 2013 (unaudited)

	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		March 28, 2013 Shares	March 28, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Account	429,222	$5,184	12,251	$144	21,740		$256	419,733	$5,072
Bond Market Index Fund	381,897	4,107	13,067	144	23,182		256	371,782	3,995
Core Plus Bond Fund I	441,366	4,751	12,699	144	22,538		256	431,527	4,640
Diversified International Fund	46,951	651	2,073	22	3,451		37	45,573	637
Diversified Real Asset Fund	128,643	1,361	4,278	51	7,549		90	125,372	1,322
Equity Income Fund	108,586	2,050	2,851	60	5,149		107	106,288	2,006
Global Diversified Income Fund	155,634	1,566	5,469	78	7,310		103	153,793	1,541
Global Multi-Strategy Fund	37,349	374	2,842	30	4,027		42	36,164	362
Global Opportunities Fund	—	—	24,593	263	527		6	24,066	257
High Yield Fund I	109,425	1,145	4,315	46	5,876		63	107,864	1,128
Inflation Protection Fund	256,807	2,076	7,823	72	13,718		126	250,912	2,021
International Emerging Markets Fund	10,018	242	296	8	519		14	9,795	236
International Equity Index Fund	24,572	229	22	—	24,594		262	—	—
International Fund I	27,285	380	25	—	402		4	26,908	376
LargeCap Growth Account I	41,638	747	1,168	31	2,090		55	40,716	725
LargeCap S&P 500 Index Account	62,729	504	1,853	20	3,277		35	61,305	490
MidCap Fund	41,169	607	1,300	22	2,309		39	40,160	591
Overseas Fund	52,894	478	2,078	22	3,452		36	51,520	464
Short-Term Income Account	1,660,107	4,159	53,753	141	95,012		250	1,618,848	4,051
SmallCap Growth Fund I	15,931	131	432	5	763		9	15,600	127
SmallCap Value Fund II	17,291	135	449	5	794		8	16,946	132

		$30,877		$1,308			$2,054		$30,173

		Income	Realized Gain/Loss on Investments				Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Account		$—			$—	$			—
Bond Market Index Fund		—			—				—
Core Plus Bond Fund I		—			1				—
Diversified International Fund		—			1				—
Diversified Real Asset Fund		—			—				—
Equity Income Fund		15			3				—
Global Diversified Income Fund		27			—				—
Global Multi-Strategy Fund		—			—				—
Global Opportunities Fund		—			—				—
High Yield Fund I		16			—				—
Inflation Protection Fund		—			(1)				—
International Emerging Markets Fund		—			—				—
International Equity Index Fund		—			33				—
International Fund I		—			—				—
LargeCap Growth Account I		—			2				—
LargeCap S&P 500 Index Account		—			1				—
MidCap Fund		—			1				—
Overseas Fund		—			—				—
Short-Term Income Account		—			1				—
SmallCap Growth Fund I		—			—				—
SmallCap Value Fund II		—			—				—
		$58			$42	$			—
All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
Real Estate Securities Account
March 28, 2013 (unaudited)

COMMON STOCKS - 97.41%	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Real Estate - 1.11%				(continued)	Amount (000's)	Value(000	's)
Jones Lang LaSalle Inc	15,900	$1,581		Banks (continued)
				Investment in Joint Trading Account; Merrill	$461	$461
				Lynch Repurchase Agreement; 0.12%
REITS - 96.30%				dated 03/28/2013 maturing 04/01/2013
Apartment Investment & Management Co	138,710	4,253		(collateralized by US Government
AvalonBay Communities Inc	16,366	2,073
Boston Properties Inc	62,232	6,289		Securities; $470,043; 0.13% - 6.18%; dated
Camden Property Trust	54,043	3,712		03/20/14 - 08/15/42)
Campus Crest Communities Inc	94,158	1,309				$1,745
Colonial Properties Trust	91,237	2,063		TOTAL REPURCHASE AGREEMENTS		$1,745
Corrections Corp of America	83,887	3,277		Total Investments		$140,009
CubeSmart	122,600	1,937		Other Assets in Excess of Liabilities, Net - 1.36%		$1,933
DDR Corp	182,600	3,181		TOTAL NET ASSETS - 100.00%		$141,942
Duke Realty Corp	16,488	280
DuPont Fabros Technology Inc	52,940	1,285
EPR Properties	68,424	3,561		(a) Non-Income Producing Security
Equity One Inc	63,389	1,519
Equity Residential	65,685	3,617
Essex Property Trust Inc	15,933	2,399		Portfolio Summary (unaudited)
Extra Space Storage Inc	68,600	2,694		Sector		Percent
Federal Realty Investment Trust	32,938	3,559		Financial		98.64%
First Industrial Realty Trust Inc	242,877	4,161		Other Assets in Excess of Liabilities, Net		1.36%
General Growth Properties Inc	232,602	4,624		TOTAL NET ASSETS		100.00%
HCP Inc	70,969	3,539
Health Care REIT Inc	51,042	3,466
Host Hotels & Resorts Inc	333,927	5,840
Medical Properties Trust Inc	27,038	434
Pebblebrook Hotel Trust	89,300	2,303
Pennsylvania Real Estate Investment Trust	102,200	1,982
Prologis Inc	220,193	8,803
Public Storage	44,944	6,846
Ramco-Gershenson Properties Trust	40,413	679
Retail Properties of America Inc	66,299	981
Saul Centers Inc	33,844	1,480
Senior Housing Properties Trust	88,221	2,367
Simon Property Group Inc	120,817	19,157
SL Green Realty Corp	61,250	5,274
Strategic Hotels & Resorts Inc (a)	237,514	1,983
Sunstone Hotel Investors Inc (a)	109,700	1,350
Taubman Centers Inc	48,600	3,774
Ventas Inc	61,689	4,516
Vornado Realty Trust	73,121	6,116
		$136,683
TOTAL COMMON STOCKS		$138,264
	Maturity
REPURCHASE AGREEMENTS - 1.23%	Amount (000's)	Value(000	's)

Banks - 1.23%
Investment in Joint Trading Account; Credit	$329	$329
Suisse Repurchase Agreement; 0.18%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $335,745; 4.25% - 8.75%; dated
08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	264	264
Bank Repurchase Agreement; 0.20% dated
03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $269,348; 0.00% - 6.25%; dated
06/26/13 - 08/08/35)
Investment in Joint Trading Account; JP	691	691
Morgan Repurchase Agreement; 0.17%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $705,065; 0.00% - 11.25%;
dated 04/05/13 - 11/15/40)

See accompanying notes.

Schedule of Investments SAM Balanced Portfolio March 28, 2013 (unaudited)

INVESTMENT COMPANIES - 99.96%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 25.62%
Global Diversified Income Fund (a)	993,826	$14,192
Global Multi-Strategy Fund (a)	2,261,548	23,905
Global Real Estate Securities Fund (a)	1,196,859	10,305
High Yield Fund (a)	2,436,723	19,323
Inflation Protection Fund (a)	317,892	2,921
LargeCap Blend Fund II (a)	2,517,067	29,626
LargeCap Growth Fund II (a)	3,183,948	29,452
LargeCap Value Fund III (a)	2,721,423	33,229
MidCap Growth Fund III (a)	301,843	3,643
Preferred Securities Fund (a)	1,276,441	13,581
SmallCap Growth Fund I (a),(b)	2,505,758	30,746
SmallCap Value Fund II (a)	1,010,655	11,976
Small-MidCap Dividend Income Fund (a)	1,627,784	19,631
		$242,530

Principal Variable Contracts Funds, Inc. Class 1 - 74.34%
Bond & Mortgage Securities Account (a)	65,668	773
Diversified International Account (a)	6,319,916	84,940
Equity Income Account (a)	7,397,474	139,738
Government & High Quality Bond Account (a)	8,628,509	94,223
Income Account (a)	12,390,508	140,261
International Emerging Markets Account (a)	792,767	13,493
LargeCap Growth Account (a)	3,359,432	61,814
LargeCap Value Account (a)	1,016,594	32,419
MidCap Blend Account (a)	610,235	32,342
Principal Capital Appreciation Account (a)	2,768,282	72,695
Short-Term Income Account (a)	11,808,099	31,055
		$703,753
TOTAL INVESTMENT COMPANIES		$946,283
Total Investments		$946,283
Other Assets in Excess of Liabilities, Net - 0.04%		$395
TOTAL NET ASSETS - 100.00%		$946,678

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		52.53%
Fixed Income Funds		31.91%
International Equity Funds		11.49%
Specialty Funds		4.03%
Other Assets in Excess of Liabilities, Net		0.04%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Balanced Portfolio
March 28, 2013 (unaudited)

	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	March 28, 2013 Shares	March 28, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Account	52,766	$617		12,902	$152	—	$—	65,668	$769
Diversified International Account	6,452,409	73,876		—	—	132,493	1,762	6,319,916	71,762
Equity Income Account	7,671,414	90,522		—	—	273,940	4,938	7,397,474	86,762
Global Diversified Income Fund	988,573	13,133		8,440	119	3,187	44	993,826	13,208
Global Multi-Strategy Fund	2,283,521	23,066		326	3	22,299	234	2,261,548	22,837
Global Real Estate Securities Fund	1,269,530	9,377		—	—	72,671	611	1,196,859	8,792
Government & High Quality Bond	8,846,644	87,325		—	—	218,135	2,373	8,628,509	85,115
Account
High Yield Fund	2,465,685	16,683		46,019	362	74,981	592	2,436,723	16,458
Income Account	12,555,647	123,521		—	—	165,139	1,856	12,390,508	121,685
Inflation Protection Fund	314,895	2,565		2,997	27	—	—	317,892	2,592
International Emerging Markets	791,770	7,652		997	18	—	—	792,767	7,670
Account
LargeCap Blend Fund II	2,558,746	24,077		—	—	41,679	478	2,517,067	23,632
LargeCap Growth Account	3,356,915	32,718		2,517	45	—	—	3,359,432	32,763
LargeCap Growth Fund II	3,183,181	18,351		767	7	—	—	3,183,948	18,358
LargeCap Value Account	1,015,249	26,265		1,345	42	—	—	1,016,594	26,307
LargeCap Value Fund III	2,890,622	31,516		—	—	169,199	1,976	2,721,423	29,658
MidCap Blend Account	629,875	18,561		—	—	19,640	988	610,235	17,860
MidCap Growth Fund III	300,079	3,029		1,764	21	—	—	301,843	3,050
Preferred Securities Fund	1,357,694	8,888		11,839	125	93,092	988	1,276,441	8,214
Principal Capital Appreciation	2,843,512	47,775		—	—	75,230	1,898	2,768,282	46,195
Account
Short-Term Income Account	11,897,503	29,984		—	—	89,404	234	11,808,099	29,751
SmallCap Growth Fund I	2,571,764	26,402		—	—	66,006	782	2,505,758	25,657
SmallCap Value Fund II	1,008,836	10,004		1,819	20	—	—	1,010,655	10,024
Small-MidCap Dividend Income Fund	1,626,891	16,100		893	10	—	—	1,627,784	16,110

		$742,007			$951		$19,754		$725,229

	Income				Realized Gain/Loss on Investments		Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Account			$—			$—			$—
Diversified International Account			—			(352)			—
Equity Income Account			—			1,178			—
Global Diversified Income Fund			172			—			—
Global Multi-Strategy Fund			—			2			—
Global Real Estate Securities Fund			43			26			—
Government & High Quality Bond Account			—			163			—
High Yield Fund			329			5			—
Income Account			—			20			—
Inflation Protection Fund			—			—			—
International Emerging Markets Account			—			—			—
LargeCap Blend Fund II			—			33			—
LargeCap Growth Account			—			—			—
LargeCap Growth Fund II			—			—			—
LargeCap Value Account			—			—			—
LargeCap Value Fund III			—			118			—
MidCap Blend Account			—			287			—
MidCap Growth Fund III			—			—			—
Preferred Securities Fund			185			189			—
Principal Capital Appreciation Account			—			318			—
Short-Term Income Account			—			1			—
SmallCap Growth Fund I			—			37			—
SmallCap Value Fund II			—			—			—
Small-MidCap Dividend Income Fund			139			—			—
			$868			$2,025			$—
All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments SAM Conservative Balanced Portfolio March 28, 2013 (unaudited)

INVESTMENT COMPANIES - 99.93%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 22.83%
Global Diversified Income Fund (a)	356,021	$5,084
Global Multi-Strategy Fund (a)	349,020	3,689
Global Real Estate Securities Fund (a)	190,300	1,639
High Yield Fund (a)	653,826	5,185
Inflation Protection Fund (a)	497,261	4,570
LargeCap Blend Fund II (a)	400,495	4,714
LargeCap Growth Fund II (a)	482,916	4,467
LargeCap Value Fund III (a)	374,550	4,573
MidCap Growth Fund III (a)	96,494	1,165
Preferred Securities Fund (a)	417,195	4,439
SmallCap Growth Fund I (a),(b)	379,880	4,661
SmallCap Value Fund II (a)	197,038	2,335
Small-MidCap Dividend Income Fund (a)	253,430	3,056
		$49,577

Principal Variable Contracts Funds, Inc. Class 1 - 77.10%
Bond & Mortgage Securities Account (a)	520,097	6,122
Diversified International Account (a)	961,383	12,921
Equity Income Account (a)	913,689	17,260
Government & High Quality Bond Account (a)	3,017,562	32,952
Income Account (a)	4,534,045	51,325
International Emerging Markets Account (a)	131,397	2,236
LargeCap Growth Account (a)	507,578	9,339
LargeCap Value Account (a)	242,439	7,731
MidCap Blend Account (a)	89,370	4,737
Principal Capital Appreciation Account (a)	424,245	11,141
Short-Term Income Account (a)	4,443,879	11,687
		$167,451
TOTAL INVESTMENT COMPANIES		$217,028
Total Investments		$217,028
Other Assets in Excess of Liabilities, Net - 0.07%		$156
TOTAL NET ASSETS - 100.00%		$217,184

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		53.53%
Domestic Equity Funds		34.63%
International Equity Funds		7.73%
Specialty Funds		4.04%
Other Assets in Excess of Liabilities, Net		0.07%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Balanced Portfolio
March 28, 2013 (unaudited)

	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		March 28, 2013 Shares	March 28, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Account	207,346	$2,431	312,751	$3,666	—		$—	520,097	$6,097
Diversified International Account	978,402	10,479	1,300	17	18,319		243	961,383	10,260
Equity Income Account	930,939	10,910	—	—	17,250		311	913,689	10,663
Global Diversified Income Fund	344,703	4,586	11,318	160	—		—	356,021	4,746
Global Multi-Strategy Fund	337,817	3,407	11,203	118	—		—	349,020	3,525
Global Real Estate Securities Fund	202,717	1,476	—	—	12,417		105	190,300	1,375
Government & High Quality Bond	3,091,531	31,251	—	—	73,969		806	3,017,562	30,482
Account
High Yield Fund	682,527	4,400	12,642	100	41,343		327	653,826	4,191
Income Account	4,614,679	46,400	—	—	80,634		906	4,534,045	45,505
Inflation Protection Fund	385,083	3,269	112,178	1,028	—		—	497,261	4,297
International Emerging Markets	114,322	1,020	17,075	296	—		—	131,397	1,316
Account
LargeCap Blend Fund II	437,565	4,050	—	—	37,070		416	400,495	3,694
LargeCap Growth Account	515,585	5,457	—	—	8,007		143	507,578	5,320
LargeCap Growth Fund II	531,393	3,493	—	—	48,477		429	482,916	3,097
LargeCap Value Account	249,349	6,362	—	—	6,910		208	242,439	6,170
LargeCap Value Fund III	383,515	4,167	—	—	8,965		104	374,550	4,068
MidCap Blend Account	93,694	2,682	—	—	4,324		217	89,370	2,503
MidCap Growth Fund III	91,466	956	5,028	60	—		—	96,494	1,016
Preferred Securities Fund	435,754	2,903	3,818	40	22,377		237	417,195	2,749
Principal Capital Appreciation	445,019	7,546	—	—	20,774		521	424,245	7,114
Account
Short-Term Income Account	4,383,617	10,861	60,262	158	—		—	4,443,879	11,019
SmallCap Growth Fund I	363,658	3,845	23,269	275	7,047		84	379,880	4,034
SmallCap Value Fund II	182,798	1,818	15,664	178	1,424		16	197,038	1,980
Small-MidCap Dividend Income Fund	265,449	2,632	—	—	12,019		138	253,430	2,506

		$176,401		$6,096			$5,211		$177,727

	Income			Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Account		$—			$—	$			—
Diversified International Account		—			7				—
Equity Income Account		—			64				—
Global Diversified Income Fund		61			—				—
Global Multi-Strategy Fund		—			—				—
Global Real Estate Securities Fund		7			4				—
Government & High Quality Bond Account		—			37				—
High Yield Fund		89			18				—
Income Account		—			11				—
Inflation Protection Fund		—			—				—
International Emerging Markets Account		—			—				—
LargeCap Blend Fund II		—			60				—
LargeCap Growth Account		—			6				—
LargeCap Growth Fund II		—			33				—
LargeCap Value Account		—			16				—
LargeCap Value Fund III		—			5				—
MidCap Blend Account		—			38				—
MidCap Growth Fund III		—			—				—
Preferred Securities Fund		60			43				—
Principal Capital Appreciation Account		—			89				—
Short-Term Income Account		—			—				—
SmallCap Growth Fund I		—			(2)				—
SmallCap Value Fund II		—			—				—
Small-MidCap Dividend Income Fund		22			12				—
		$239			$441	$			—
All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments SAM Conservative Growth Portfolio March 28, 2013 (unaudited)

INVESTMENT COMPANIES - 100.05%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 29.47%
Diversified Real Asset Fund (a)	381,595	$4,625
Global Multi-Strategy Fund (a)	675,033	7,135
Global Real Estate Securities Fund (a)	384,731	3,312
High Yield Fund (a)	231,183	1,833
LargeCap Blend Fund II (a)	852,608	10,035
LargeCap Growth Fund II (a)	1,078,596	9,977
LargeCap Value Fund III (a)	810,953	9,902
MidCap Growth Fund III (a)	119,019	1,437
Preferred Securities Fund (a)	178,186	1,896
SmallCap Growth Fund I (a),(b)	830,526	10,191
SmallCap Value Fund II (a)	425,754	5,045
Small-MidCap Dividend Income Fund (a)	539,152	6,502
		$71,890

Principal Variable Contracts Funds, Inc. Class 1 - 70.58%
Diversified International Account (a)	2,093,066	28,131
Equity Income Account (a)	2,145,428	40,527
Government & High Quality Bond Account (a)	887,713	9,694
Income Account (a)	1,468,879	16,628
International Emerging Markets Account (a)	270,517	4,604
LargeCap Growth Account (a)	1,266,679	23,307
LargeCap Value Account (a)	487,552	15,548
MidCap Blend Account (a)	198,659	10,529
Principal Capital Appreciation Account (a)	767,422	20,153
Short-Term Income Account (a)	1,175,828	3,092
		$172,213
TOTAL INVESTMENT COMPANIES		$244,103
Total Investments		$244,103
Liabilities in Excess of Other Assets, Net - (0.05)%		$(117)
TOTAL NET ASSETS - 100.00%		$243,986

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		66.87%
International Equity Funds		14.78%
Fixed Income Funds		13.58%
Specialty Funds		4.82%
Liabilities in Excess of Other Assets, Net		(0.05)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Growth Portfolio
March 28, 2013 (unaudited)

	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		March 28, 2013 Shares	March 28, 2013 Cost
Affiliated Securities

Diversified International Account	2,060,205	$26,353	32,861	$439	—		$—	2,093,066	$26,792
Diversified Real Asset Fund	371,781	4,161	9,814	118	—		—	381,595	4,279
Equity Income Account	2,249,257	25,543	—	—	103,829		1,875	2,145,428	24,278
Global Multi-Strategy Fund	652,798	6,596	22,235	235	—		—	675,033	6,831
Global Real Estate Securities Fund	397,766	2,928	—	—	13,035		109	384,731	2,821
Government & High Quality Bond	882,918	8,513	16,117	175	11,322		123	887,713	8,565
Account
High Yield Fund	223,237	1,475	7,946	62	—		—	231,183	1,537
Income Account	1,446,664	14,248	37,855	424	15,640		175	1,468,879	14,498
International Emerging Markets	262,116	3,917	8,401	146	—		—	270,517	4,063
Account
LargeCap Blend Fund II	845,835	7,954	8,576	97	1,803		21	852,608	8,030
LargeCap Growth Account	1,242,051	14,667	24,628	438	—		—	1,266,679	15,105
LargeCap Growth Fund II	1,065,036	6,638	13,560	121	—		—	1,078,596	6,759
LargeCap Value Account	477,996	12,352	9,556	292	—		—	487,552	12,644
LargeCap Value Fund III	827,243	8,953	1,391	16	17,681		208	810,953	8,773
MidCap Blend Account	202,505	6,465	—	—	3,846		194	198,659	6,309
MidCap Growth Fund III	106,475	1,118	12,544	146	—		—	119,019	1,264
Preferred Securities Fund	174,944	1,322	7,106	75	3,864		40	178,186	1,357
Principal Capital Appreciation	823,171	11,897	—	—	55,749		1,406	767,422	10,848
Account
Short-Term Income Account	1,158,056	2,938	33,445	88	15,673		41	1,175,828	2,985
SmallCap Growth Fund I	853,024	8,768	—	—	22,498		264	830,526	8,517
SmallCap Value Fund II	418,928	4,089	8,613	97	1,787		21	425,754	4,166
Small-MidCap Dividend Income Fund	557,220	5,516	—	—	18,068		208	539,152	5,329

		$186,411		$2,969			$4,685		$185,750

		Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Diversified International Account		$—			$—	$			—
Diversified Real Asset Fund		—			—				—
Equity Income Account		—			610				—
Global Multi-Strategy Fund		—			—				—
Global Real Estate Securities Fund		14			2				—
Government & High Quality Bond Account		—			—				—
High Yield Fund		31			—				—
Income Account		—			1				—
International Emerging Markets Account		—			—				—
LargeCap Blend Fund II		—			—				—
LargeCap Growth Account		—			—				—
LargeCap Growth Fund II		—			—				—
LargeCap Value Account		—			—				—
LargeCap Value Fund III		—			12				—
MidCap Blend Account		—			38				—
MidCap Growth Fund III		—			—				—
Preferred Securities Fund		25			—				—
Principal Capital Appreciation Account		—			357				—
Short-Term Income Account		—			—				—
SmallCap Growth Fund I		—			13				—
SmallCap Value Fund II		—			1				—
Small-MidCap Dividend Income Fund		46			21				—
		$116			$1,055	$			—
All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments SAM Flexible Income Portfolio March 28, 2013 (unaudited)

INVESTMENT COMPANIES - 99.87%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 22.17%
Global Diversified Income Fund (a)	747,900	$10,680
Global Real Estate Securities Fund (a)	412,489	3,551
High Yield Fund (a)	1,065,361	8,448
LargeCap Blend Fund II (a)	242,626	2,856
LargeCap Growth Fund II (a)	290,894	2,691
LargeCap Value Fund III (a)	319,836	3,905
Preferred Securities Fund (a)	1,161,745	12,361
SmallCap Growth Fund I (a),(b)	191,349	2,348
Small-MidCap Dividend Income Fund (a)	594,690	7,172
		$54,012

Principal Variable Contracts Funds, Inc. Class 1 - 77.70%
Bond & Mortgage Securities Account (a)	840,377	9,891
Diversified International Account (a)	577,516	7,762
Equity Income Account (a)	871,354	16,460
Government & High Quality Bond Account (a)	3,979,304	43,454
Income Account (a)	6,408,535	72,545
International Emerging Markets Account (a)	60,313	1,027
LargeCap Growth Account (a)	527,673	9,709
LargeCap Value Account (a)	168,232	5,365
Principal Capital Appreciation Account (a)	199,902	5,249
Short-Term Income Account (a)	6,771,255	17,808
		$189,270
TOTAL INVESTMENT COMPANIES		$243,282
Total Investments		$243,282
Other Assets in Excess of Liabilities, Net - 0.13%		$308
TOTAL NET ASSETS - 100.00%		$243,590

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		67.54%
Domestic Equity Funds		22.88%
International Equity Funds		5.07%
Specialty Funds		4.38%
Other Assets in Excess of Liabilities, Net		0.13%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Flexible Income Portfolio
March 28, 2013 (unaudited)

	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		March 28, 2013 Shares	March 28, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Account	727,233	$8,508	113,144	$1,326	—		$—	840,377	$9,834
Diversified International Account	560,411	5,762	17,105	227	—		—	577,516	5,989
Equity Income Account	894,366	10,661	1,661	28	24,673		452	871,354	10,275
Global Diversified Income Fund	784,736	10,439	6,542	93	43,378		616	747,900	9,940
Global Real Estate Securities Fund	411,337	3,040	1,152	10	—		—	412,489	3,050
Government & High Quality Bond	3,974,771	39,776	111,982	1,219	107,449		1,170	3,979,304	39,827
Account
High Yield Fund	1,056,936	6,947	33,746	266	25,321		200	1,065,361	7,014
Income Account	6,357,559	63,890	204,094	2,294	153,118		1,724	6,408,535	64,463
International Emerging Markets	57,204	464	3,109	53	—		—	60,313	517
Account
LargeCap Blend Fund II	306,867	2,846	—	—	64,241		732	242,626	2,231
LargeCap Growth Account	518,555	7,305	9,118	160	—		—	527,673	7,465
LargeCap Growth Fund II	372,411	2,258	—	—	81,517		732	290,894	1,622
LargeCap Value Account	164,249	4,201	3,983	122	—		—	168,232	4,323
LargeCap Value Fund III	319,836	3,463	—	—	—		—	319,836	3,463
Preferred Securities Fund	1,124,821	7,607	39,740	421	2,816		30	1,161,745	7,998
Principal Capital Appreciation	194,359	3,325	5,543	139	—		—	199,902	3,464
Account
Short-Term Income Account	6,708,296	16,382	240,790	631	177,831		467	6,771,255	16,549
SmallCap Growth Fund I	184,429	1,971	6,920	81	—		—	191,349	2,052
Small-MidCap Dividend Income Fund	596,236	5,925	1,311	14	2,857		34	594,690	5,908

		$204,770		$7,084			$6,157		$205,984

		Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Account		$—			$—	$			—
Diversified International Account		—			—				—
Equity Income Account		—			38				—
Global Diversified Income Fund		132			24				—
Global Real Estate Securities Fund		15			—				—
Government & High Quality Bond Account		—			2				—
High Yield Fund		142			1				—
Income Account		—			3				—
International Emerging Markets Account		—			—				—
LargeCap Blend Fund II		—			117				—
LargeCap Growth Account		—			—				—
LargeCap Growth Fund II		—			96				—
LargeCap Value Account		—			—				—
LargeCap Value Fund III		—			—				—
Preferred Securities Fund		163			—				—
Principal Capital Appreciation Account		—			—				—
Short-Term Income Account		—			3				—
SmallCap Growth Fund I		—			—				—
Small-MidCap Dividend Income Fund		51			3				—
		$503			$287	$			—
All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments SAM Strategic Growth Portfolio March 28, 2013 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 28.72%
Global Real Estate Securities Fund (a)	585,861	$5,044
LargeCap Blend Fund II (a)	628,762	7,401
LargeCap Growth Fund II (a)	751,733	6,954
LargeCap Value Fund III (a)	582,283	7,110
MidCap Growth Fund III (a)	260,818	3,148
SmallCap Growth Fund I (a),(b)	842,043	10,332
SmallCap Value Fund II (a)	422,316	5,004
Small-MidCap Dividend Income Fund (a)	479,474	5,782
		$50,775

Principal Variable Contracts Funds, Inc. Class 1 - 71.29%
Diversified International Account (a)	1,792,025	24,085
Equity Income Account (a)	1,533,001	28,958
Government & High Quality Bond Account (a)	228,017	2,490
International Emerging Markets Account (a)	385,202	6,556
LargeCap Growth Account (a)	1,348,129	24,806
LargeCap Value Account (a)	395,311	12,606
MidCap Blend Account (a)	176,794	9,370
Principal Capital Appreciation Account (a)	652,728	17,141
		$126,012
TOTAL INVESTMENT COMPANIES		$176,787
Total Investments		$176,787
Liabilities in Excess of Other Assets, Net - (0.01)%		$(18)
TOTAL NET ASSETS - 100.00%		$176,769

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		78.41%
International Equity Funds		20.19%
Fixed Income Funds		1.41%
Liabilities in Excess of Other Assets, Net		(0.01)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Strategic Growth Portfolio
March 28, 2013 (unaudited)

	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		March 28, 2013 Shares	March 28, 2013 Cost
Affiliated Securities

Diversified International Account	1,735,737	$21,838	56,288	$746	—		$—	1,792,025	$22,584
Equity Income Account	1,568,014	18,590	—	—	35,013		639	1,533,001	18,104
Global Real Estate Securities Fund	593,530	4,321	—	—	7,669		65	585,861	4,257
Government & High Quality Bond	245,075	2,666	447	5	17,505		191	228,017	2,476
Account
International Emerging Markets	372,452	5,467	12,750	222	—		—	385,202	5,689
Account
LargeCap Blend Fund II	667,908	6,120	—	—	39,146		447	628,762	5,744
LargeCap Growth Account	1,285,357	16,438	62,772	1,110	—		—	1,348,129	17,548
LargeCap Growth Fund II	766,281	4,745	—	—	14,548		131	751,733	4,626
LargeCap Value Account	372,269	9,690	23,042	697	—		—	395,311	10,387
LargeCap Value Fund III	596,039	6,327	—	—	13,756		163	582,283	6,175
MidCap Blend Account	180,432	5,796	—	—	3,638		186	176,794	5,630
MidCap Growth Fund III	282,655	2,810	—	—	21,837		256	260,818	2,590
Principal Capital Appreciation	680,636	10,338	—	—	27,908		713	652,728	9,759
Account
SmallCap Growth Fund I	857,297	8,924	257	3	15,511		184	842,043	8,747
SmallCap Value Fund II	430,303	4,077	134	1	8,121		93	422,316	3,993
Small-MidCap Dividend Income Fund	489,870	4,864	197	2	10,593		123	479,474	4,752

		$133,011		$2,786			$3,191		$133,061

		Income		Realized Gain/Loss on Investments		Realized Gain from Capital Gain Distributions

Diversified International Account		$—			$—	$			—
Equity Income Account		—			153				—
Global Real Estate Securities Fund		21			1				—
Government & High Quality Bond Account		—			(4)				—
International Emerging Markets Account		—			—				—
LargeCap Blend Fund II		—			71				—
LargeCap Growth Account		—			—				—
LargeCap Growth Fund II		—			12				—
LargeCap Value Account		—			—				—
LargeCap Value Fund III		—			11				—
MidCap Blend Account		—			20				—
MidCap Growth Fund III		—			36				—
Principal Capital Appreciation Account		—			134				—
SmallCap Growth Fund I		—			4				—
SmallCap Value Fund II		—			8				—
Small-MidCap Dividend Income Fund		41			9				—
		$62			$455	$			—
All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 28, 2013 (unaudited)

	Principal				Principal
BONDS- 97.10%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Aerospace & Defense - 0.39%				Banks (continued)
United Technologies Corp				JP Morgan Chase Bank NA
1.20%, 06/01/2015	$500	$507		5.88%, 06/13/2016	$2,000		$2,264
1.80%, 06/01/2017	500	516		6.00%, 10/01/2017	2,250		2,650
		$1,023		KeyBank NA/Cleveland OH
				7.41%, 10/15/2027	1,975		2,227
Agriculture - 0.89%				Morgan Stanley
Cargill Inc				0.75%, 10/18/2016(b)	2,500		2,436
1.90%, 03/01/2017(a)	500	508		1.54%, 02/25/2016(b)	500		502
6.00%, 11/27/2017(a)	1,500	1,787
				6.00%, 05/13/2014	2,000		2,108
		$2,295		PNC Bank NA
Automobile Asset Backed Securities - 6.65%				0.61%, 01/28/2016(b)	250		250
American Credit Acceptance Receivables				4.88%, 09/21/2017	1,300		1,488
Trust				6.00%, 12/07/2017	1,380		1,643
1.64%, 11/15/2016(a),(b)	1,301	1,301		SunTrust Bank/Atlanta GA
AmeriCredit Automobile Receivables Trust				0.58%, 08/24/2015(b)	1,700		1,674
2013-1				7.25%, 03/15/2018	1,500		1,862
0.49%,06/08/2016	1,250	1,250		Wachovia Bank NA
Capital Auto Receivables Asset Trust 2013-1				0.68%, 11/03/2014 (b)	750		750
0.47%, 07/20/2014(b)	2,500	2,498		4.88%, 02/01/2015	1,500		1,606
CPS Auto Trust				Wachovia Corp
1.31%, 06/15/2020(a),(b)	2,500	2,498		0.55%, 06/15/2017(b)	1,000		986
1.59%, 03/16/2020(a)	668	670		Wells Fargo Bank NA
Ford Credit Auto Owner Trust				5.75%, 05/16/2016	1,750		1,994
0.40%, 09/15/2015	2,000	2,000		Westpac Banking Corp
Santander Drive Auto Receivables Trust				3.00%, 08/04/2015	750		788
0.47%, 03/15/2016(b)	2,750	2,749					$47,439
Santander Drive Auto Receivables Trust 2013-1				Beverages - 1.26%
				Anheuser-Busch InBev Worldwide Inc
0.48%, 02/16/2016	1,500	1,500		0.80%, 07/15/2015	750		751
World Omni Master Owner Trust				Heineken NV
0.60%, 02/15/2018(a),(b)	2,750	2,750		1.40%, 10/01/2017(a)	500		498
		$17,216		PepsiCo Inc
Automobile Floor Plan Asset Backed Securities - 1.93%				0.75%, 03/05/2015	1,000		1,003
Ford Credit Floorplan Master Owner Trust				SABMiller Holdings Inc
0.58%, 01/15/2018(b)	2,000	1,999		1.85%, 01/15/2015(a)	1,000		1,016
Nissan Master Owner Trust Receivables							$3,268
0.50%, 02/15/2018(b)	3,000	3,000
				Biotechnology - 1.20%
		$4,999		Amgen Inc
Automobile Manufacturers - 0.39%				1.88%, 11/15/2014	500		510
Daimler Finance North America LLC				2.13%, 05/15/2017	750		774
1.88%, 09/15/2014(a)	1,000	1,015		2.30%, 06/15/2016	1,000		1,041
				Gilead Sciences Inc
				2.40%, 12/01/2014	750		771
Banks- 18.32%							$3,096
Bank of America NA
0.56%, 06/15/2016(b)	750	730		Chemicals - 0.82%
5.30%, 03/15/2017	3,500	3,922		Airgas Inc
Branch Banking & Trust Co				3.25%, 10/01/2015	2,000		2,111
0.59%, 05/23/2017(b)	500	491
Citigroup Inc				Commercial Services - 0.90%
4.75%, 05/19/2015	500	536		ERAC USA Finance LLC
6.00%, 12/13/2013	2,000	2,072		2.75%, 07/01/2013(a)	1,500		1,508
6.13%, 11/21/2017	750	887		5.60%, 05/01/2015(a)	750		821
6.50%, 08/19/2013	2,500	2,556					$2,329
Commonwealth Bank of Australia
3.75%, 10/15/2014(a)	1,750	1,835		Computers - 2.03%
Commonwealth Bank of Australia/New York				Hewlett-Packard Co
NY				1.25%, 09/13/2013	1,500		1,503
1.25%, 09/18/2015	750	757		International Business Machines Corp
Goldman Sachs Group Inc/The				0.75%, 05/11/2015	2,250		2,265
0.70%, 07/22/2015(b)	2,050	2,029		2.10%, 05/06/2013	1,500		1,502
HSBC Bank PLC							$5,270
3.10%, 05/24/2016(a)	375	399
3.50%, 06/28/2015(a)	2,500	2,645		Diversified Financial Services - 8.89%
ING Bank NV				American Express Credit Corp
2.38%, 06/09/2014(a)	1,750	1,781		5.88%, 05/02/2013	2,000		2,009
4.00%, 03/15/2016(a)	1,000	1,071		Caterpillar Financial Services Corp
JP Morgan Chase & Co				2.05%, 08/01/2016	500		519
0.91%, 02/26/2016(b)	500	500

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Diversified Financial Services (continued)				Home Equity Asset Backed Securities (continued)
Ford Motor Credit Co LLC				Bayview Financial Acquisition Trust
3.98%, 06/15/2016	$2,500	$2,649		0.83%, 05/28/2044(b)	$766		$755
General Electric Capital Corp				5.66%, 12/28/2036(b)	77		79
0.49%, 05/11/2016(b)	2,750	2,715		Bear Stearns Asset Backed Securities I Trust
0.51%, 01/08/2016(b)	2,000	1,986		2006-PC1
2.95%, 05/09/2016	500	529		0.53%, 12/25/2035(b)	854		841
Jefferies Group LLC				Home Equity Asset Trust 2005-2
3.88%, 11/09/2015	1,500	1,567		0.92%, 07/25/2035(b)	416		406
John Deere Capital Corp				Home Equity Asset Trust 2005-4
0.88%, 04/17/2015	500	503		0.67%, 10/25/2035(b)	1,000		870
MassMutual Global Funding II				JP Morgan Mortgage Acquisition Corp 2005-
2.30%, 09/28/2015(a)	2,250	2,344		OPT1
2.88%, 04/21/2014(a)	1,000	1,026		0.65%, 06/25/2035(b)	400		395
Murray Street Investment Trust I				Mastr Asset Backed Securities Trust 2005-
4.65%, 03/09/2017(b)	3,500	3,827		FRE1
Toyota Motor Credit Corp				0.45%, 10/25/2035(b)	183		182
0.88%, 07/17/2015	750	755		New Century Home Equity Loan Trust Series
1.75%, 05/22/2017	750	766		2005-3
2.05%, 01/12/2017	1,000	1,034		0.68%, 07/25/2035(b)	4,500		4,425
3.20%, 06/17/2015	750	792		RAMP Series 2005-EFC2 Trust
		$23,021		0.67%, 07/25/2035(b)	447		439
				RASC Series 2003-KS10 Trust
Electric - 3.28%				4.47%, 03/25/2032	671		693
LG&E and KU Energy LLC				RASC Series 2003-KS8 Trust
2.13%, 11/15/2015	2,000	2,047		4.59%, 08/25/2031	13		13
Nisource Finance Corp				Soundview Home Loan Trust 2005-CTX1
5.25%, 09/15/2017	1,000	1,148		0.62%, 11/25/2035(b)	750		733
PPL Energy Supply LLC				Terwin Mortgage Trust 2005-2HE
5.70%, 10/15/2035	1,400	1,527		0.96%, 01/25/2035(a),(b)	103		102
6.20%, 05/15/2016	400	456		Wells Fargo Home Equity Asset-Backed
Public Service Co of New Mexico				Securities 2004-2 Trust
7.95%, 05/15/2018	540	672		0.62%, 10/25/2034(b)	53		52
TransAlta Corp				5.00%, 10/25/2034	2,646		2,627
6.65%, 05/15/2018	2,250	2,636		Wells Fargo Home Equity Asset-Backed
		$8,486		Securities 2005-2 Trust
Finance - Mortgage Loan/Banker - 3.11%				0.61%, 11/25/2035(b)	1,000		985
Fannie Mae							$17,642
0.50%, 07/02/2015	2,000	2,006		Insurance - 6.53%
0.88%, 02/08/2018	2,000	1,994		Aspen Insurance Holdings Ltd
1.13%, 04/27/2017	2,000	2,037		6.00%, 08/15/2014	1,000		1,055
Freddie Mac				Berkshire Hathaway Finance Corp
0.63%, 12/29/2014	2,000	2,012		1.50%, 01/10/2014	500		505
		$8,049		1.60%, 05/15/2017	2,000		2,040
Food- 1.00%				Berkshire Hathaway Inc
Ingredion Inc				2.20%, 08/15/2016	2,000		2,096
3.20%, 11/01/2015	1,500	1,574		Metropolitan Life Global Funding I
Tesco PLC				0.63%, 03/19/2014(a),(b)	1,500		1,504
2.00%, 12/05/2014(a)	1,000	1,018		5.13%, 04/10/2013(a)	250		250
		$2,592		5.13%, 06/10/2014(a)	1,760		1,855
				New York Life Global Funding
Gas- 0.41%				2.45%, 07/14/2016(a)	2,000		2,099
Florida Gas Transmission Co LLC				3.00%, 05/04/2015(a)	750		788
4.00%, 07/15/2015(a)	1,000	1,061		4.65%, 05/09/2013(a)	1,000		1,004
				Prudential Covered Trust 2012-1
				3.00%, 09/30/2015(a)	3,563		3,714
Home Equity Asset Backed Securities - 6.81%
ABFC 2005-WMC1 Trust							$16,910
0.86%, 06/25/2035(b)	1,517	1,493		Iron & Steel - 0.79%
ACE Securities Corp Home Equity Loan Trust				ArcelorMittal
Series 2005-HE2				4.25%, 03/01/2016	1,500		1,555
0.88%, 04/25/2035(b)	260	259		5.38%, 06/01/2013	500		503
0.92%, 04/25/2035(b)	536	526
							$2,058
ACE Securities Corp Home Equity Loan Trust
Series 2005-WF1				Machinery - Construction & Mining - 0.59%
0.54%, 05/25/2035(b)	810	787		Caterpillar Inc
Aegis Asset Backed Securities Trust 2005-1				0.95%, 06/26/2015	500		504
0.68%, 03/25/2035(b)	90	90		1.50%, 06/26/2017	1,000		1,015
Asset Backed Securities Corp Home Equity							$1,519
Loan Trust Series OOMC 2005-HE6
0.71%, 07/25/2035(b)	900	890

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Manufactured Housing Asset Backed Securities - 0.04%				Mortgage Backed Securities (continued)
Green Tree Financial Corp				MASTR Alternative Loan Trust 2003-9
7.70%, 09/15/2026	$65	$72		6.50%, 01/25/2019	$218		$230
Mid-State Trust IV				MASTR Asset Securitization Trust
8.33%, 04/01/2030	22	23		5.25%, 12/25/2033	798		808
		$95		MASTR Asset Securitization Trust 2004-11
				5.00%, 12/25/2019	61		63
Media- 0.58%				Prime Mortgage Trust 2005-2
NBCUniversal Enterprise Inc				5.25%, 07/25/2020(b)	597		604
0.82%, 04/15/2016(a),(b)	500	499
				RALI Series 2003-QS15 Trust
Walt Disney Co/The				5.50%, 08/25/2033	36		36
1.13%, 02/15/2017	1,000	1,001		RALI Series 2003-QS23 Trust
		$1,500		5.00%, 12/26/2018	862		880
Mining - 1.19%				RALI Series 2004-QS3 Trust
Anglo American Capital PLC				5.00%, 03/25/2019	247		258
2.15%, 09/27/2013(a)	1,500	1,508		Sequoia Mortgage Trust
Teck Resources Ltd				1.55%, 04/25/2043(b)	2,250		2,232
5.38%, 10/01/2015	500	549		Springleaf Mortgage Loan Trust 2012-2
Xstrata Finance Canada Ltd				2.22%, 10/25/2057(a),(c)	857		869
2.45%, 10/25/2017(a)	1,000	1,014		Springleaf Mortgage Loan Trust 2012-3
		$3,071		1.57%, 12/25/2059(a),(b)	2,257		2,264
				Structured Asset Securities Corp
Mortgage Backed Securities - 4.88%				4.50%, 02/25/2033	45		44
Adjustable Rate Mortgage Trust 2004-2				WaMu Mortgage Pass Through Certificates
1.34%, 02/25/2035(b)	63	62		5.00%, 09/25/2018	102		106
Alternative Loan Trust 2004-J8							$12,633
6.00%, 02/25/2017	120	123
Banc of America Alternative Loan Trust 2003-				Oil & Gas - 6.26%
10				BG Energy Capital PLC
5.00%, 12/25/2018	419	434		2.88%, 10/15/2016(a)	1,000		1,059
Banc of America Funding 2004-3 Trust				BP Capital Markets PLC
4.75%, 09/25/2019	349	359		1.85%, 05/05/2017	500		513
Banc of America Mortgage Trust 2004-8				3.13%, 10/01/2015	1,000		1,056
5.25%, 10/25/2019	128	131		3.63%, 05/08/2014	2,000		2,066
Banc of America Mortgage Trust 2005-2				Ensco PLC
5.00%, 03/25/2020	102	103		3.25%, 03/15/2016	1,750		1,864
Banc of America Mortgage Trust 2005-7				Petrobras International Finance Co - Pifco
5.00%, 08/25/2020	79	84		3.88%, 01/27/2016	750		785
Cendant Mortgage Capital LLC CDMC Mort				Phillips 66
Pas Thr Ce Se 04 3				2.95%, 05/01/2017	2,000		2,120
4.87%, 06/25/2034(b)	81	82		Shell International Finance BV
CHL Mortgage Pass-Through Trust 2003-28				3.10%, 06/28/2015	1,500		1,586
4.50%, 08/25/2033	109	110		Total Capital Canada Ltd
CHL Mortgage Pass-Through Trust 2004-19				0.68%, 01/15/2016(b)	750		753
5.25%, 10/25/2034	219	221		Total Capital International SA
CHL Mortgage Pass-Through Trust 2004-J1				1.55%, 06/28/2017	1,500		1,524
4.50%, 01/25/2019(b)	186	190		Total Capital SA
CHL Mortgage Pass-Through Trust 2004-J7				3.00%, 06/24/2015	2,750		2,891
5.00%, 09/25/2019	247	255					$16,217
Countrywide Asset-Backed Certificates				Oil & Gas Services - 1.02%
0.48%, 11/25/2035(b)	103	103
				Schlumberger Investment SA
Credit Suisse First Boston Mortgage Securities				1.95%, 09/14/2016(a)	1,500		1,548
Corp				Weatherford International Ltd/Bermuda
1.16%, 05/25/2034(b)	115	112
				5.50%, 02/15/2016	1,000		1,092
5.00%, 09/25/2019	59	59					$2,640
5.00%, 10/25/2019	306	310
Fannie Mae REMICS				Other Asset Backed Securities - 5.69%
0.50%, 02/25/2032(b)	2	2		Ameriquest Mortgage Securities Inc Asset-
Freddie Mac Reference REMIC				Backed Pass-Through Ctfs Ser 2005-R1
0.60%, 07/15/2023(b)	11	11		0.65%, 03/25/2035(b)	223		220
Freddie Mac REMICS				Ameriquest Mortgage Securities Inc Asset-
0.65%, 06/15/2023(b)	10	10		Backed Pass-Through Ctfs Ser 2005-R6
Ginnie Mae				0.40%, 08/25/2035(b)	190		185
4.50%, 08/20/2032	73	77		Carrington Mortgage Loan Trust Series 2005-
GMACM Mortgage Loan Trust 2004-J3				FRE1
5.25%, 07/25/2034	30	30		0.48%, 12/25/2035(b)	316		313
JP Morgan Mortgage Trust 2004-S1				Carrington Mortgage Loan Trust Series 2005-
5.00%, 09/25/2034	938	968		NC4
JP Morgan Resecuritization Trust Series 2010-4				0.60%, 09/25/2035(b)	535		525
				Citigroup Mortgage Loan Trust Inc
2.76%, 10/26/2036(a),(b)	399	403		0.63%, 07/25/2035(b)	150		148

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Other Asset Backed Securities (continued)				REITS- 2.85%
CNH Equipment Trust 2012-D				Arden Realty LP
0.45%, 04/15/2016	$2,000	$2,000		5.25%, 03/01/2015	$1,000		$1,077
Countrywide Asset-Backed Certificates				BioMed Realty LP
0.65%, 08/25/2035(b)	1,486	1,437		3.85%, 04/15/2016	1,000		1,062
0.66%, 10/25/2035(b)	515	513		Duke Realty LP
0.85%, 12/25/2034(b)	53	53		6.25%, 05/15/2013	750		755
Credit-Based Asset Servicing and				Health Care REIT Inc
Securitization LLC				3.63%, 03/15/2016	750		795
5.33%, 07/25/2035(b)	247	244		5.88%, 05/15/2015	1,000		1,096
Fieldstone Mortgage Investment Trust Series				6.00%, 11/15/2013	500		516
2005-1				Healthcare Realty Trust Inc
1.28%, 03/25/2035(b)	893	863		5.13%, 04/01/2014	900		939
First Frankin Mortgage Loan Trust 2005-FF4				6.50%, 01/17/2017	500		575
0.63%, 05/25/2035(b)	384	371		Nationwide Health Properties Inc
First Frankin Mortgage Loan Trust 2005-FF9				6.00%, 05/20/2015	500		553
0.48%, 10/25/2035(b)	387	386					$7,368
Green Tree Home Improvement Loan Trust
7.45%, 09/15/2025	3	2		Retail - 0.40%
JP Morgan Mortgage Acquisition Corp 2005-				Wal-Mart Stores Inc
OPT2				1.50%, 10/25/2015	1,000		1,026
0.49%, 12/25/2035(b)	600	573
Mastr Specialized Loan Trust				Savings & Loans - 0.00%
1.45%, 11/25/2034(a),(b)	429	412		Washington Mutual Bank / Henderson NV
Merrill Lynch Mortgage Investors Trust Series				0.00%, 01/15/2013(c),(d)	200		—
2005-FM1
0.58%, 05/25/2036(b)	870	849
PFS Financing Corp				Semiconductors - 0.39%
0.75%, 02/15/2018(a),(b)	2,000	2,000		Samsung Electronics America Inc
				1.75%, 04/10/2017(a)	1,000		1,014
Saxon Asset Securities Trust 2005-3
0.57%, 11/25/2035(b)	687	668
Securitized Asset Backed Receivables LLC				Software - 0.23%
Trust 2006-OP1				Microsoft Corp
0.50%, 10/25/2035(b)	43	43		0.88%, 11/15/2017	600		598
Springleaf Funding Trust 2013-A
2.58%, 09/15/2021(a),(b),(c)	2,500	2,500
Wachovia Mortgage Loan Trust Series 2005-				Student Loan Asset Backed Securities - 0.39%
WMC1				SLM Student Loan Trust
0.57%, 10/25/2035(b)	448	441		0.80%, 08/15/2022(a),(b)	1,000		1,000
		$14,746
				Telecommunications - 1.97%
Pharmaceuticals - 2.44%				AT&T Inc
AbbVie Inc				0.68%, 02/12/2016(b)	1,000		1,004
1.20%, 11/06/2015(a)	2,500	2,520
				2.50%, 08/15/2015	1,000		1,039
GlaxoSmithKline Capital PLC				2.95%, 05/15/2016	1,000		1,058
0.75%, 05/08/2015	750	753		Vodafone Group PLC
Merck & Co Inc				0.68%, 02/19/2016(b)	1,000		999
1.10%, 01/31/2018	1,500	1,507
Novartis Capital Corp				1.63%, 03/20/2017	1,000		1,010
2.90%, 04/24/2015	500	524					$5,110
Sanofi				Trucking & Leasing - 1.29%
1.20%, 09/30/2014	1,000	1,011		Penske Truck Leasing Co Lp / PTL Finance
		$6,315		Corp
				2.50%, 03/15/2016(a)	1,000		1,024
Pipelines - 0.34%				3.13%, 05/11/2015(a)	2,250		2,328
DCP Midstream LLC
5.38%, 10/15/2015(a)	810	880					$3,352
				TOTAL BONDS			$251,434
				U.S. GOVERNMENT & GOVERNMENT	Principal
Real Estate - 0.95%				AGENCY OBLIGATIONS - 0.44%	Amount (000's)	Value	(000	's)
WCI Finance LLC / WEA Finance LLC				Federal Home Loan Mortgage Corporation (FHLMC) - 0.04%
5.70%, 10/01/2016(a)	500	572
WEA Finance LLC / WT Finance Aust Pty				2.26%, 11/01/2021(b)	$2		$3
Ltd				2.39%, 09/01/2035(b)	69		73
5.75%, 09/02/2015(a)	750	833		6.00%, 05/01/2017	24		25
WT Finance Aust Pty Ltd / Westfield Capital /				9.50%, 08/01/2016	2		2
WEA Finance LLC							$103
5.13%, 11/15/2014(a)	1,000	1,065
		$2,470		Federal National Mortgage Association (FNMA) - 0.27%
				2.25%, 04/01/2033(b)	212		224
				2.30%, 11/01/2022(b)	1		1

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 28, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			(a)	Security exempt from registration under Rule 144A of the Securities Act of
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	1933. These securities may be resold in transactions exempt from
Federal National Mortgage Association (FNMA) (continued)				registration, normally to qualified institutional buyers. Unless otherwise
2.32%, 02/01/2037(b)	$107	$114		indicated, these securities are not considered illiquid. At the end of the
2.36%, 01/01/2035(b)	11	12		period, the value of these securities totaled $64,180 or 24.79% of net
2.41%, 11/01/2032(b)	11	11		assets.
2.53%, 12/01/2032(b)	50	53		(b) Variable Rate. Rate shown is in effect at March 28, 2013.
2.55%, 02/01/2035(b)	11	11		(c) Fair value of these investments is determined in good faith by the
2.63%, 01/01/2035(b)	56	60		Manager under procedures established and periodically reviewed by the
2.66%, 07/01/2034(b)	87	93		Board of Directors. At the end of the period, the fair value of these
2.69%, 08/01/2034(b)	36	39		securities totaled $3,369 or 1.30% of net assets.
2.75%, 12/01/2033(b)	31	31		(d) Non-Income Producing Security
4.29%, 11/01/2035(b)	4	4		(e) Security or a portion of the security was pledged to cover margin
5.61%, 04/01/2019(b)	2	2		requirements for futures contracts. At the end of the period, the value of
6.50%, 01/01/2014	1	1		these securities totaled $231 or 0.09% of net assets.
6.50%, 01/01/2014	1	1
8.00%, 05/01/2027	35	39
8.50%, 11/01/2017	2	3		Portfolio Summary (unaudited)
		$699		Sector	Percent
Government National Mortgage Association (GNMA) - 0.02%				Financial	38.79%
				Asset Backed Securities	21.51%
9.00%, 12/15/2020	4	5		Consumer, Non-cyclical	7.69%
9.00%, 04/20/2025	1	1		Energy	7.62%
10.00%, 02/15/2025	3	3		Mortgage Securities	5.21%
10.00%, 12/15/2020	1	1		Utilities	3.69%
10.00%, 04/15/2025	1	1		Government	3.22%
11.00%, 12/15/2015	1	1		Basic Materials	2.79%
11.00%, 12/15/2015	1	—		Technology	2.66%
10.00%, 09/15/2018	3	3		Communications	2.55%
10.00%, 09/15/2018	3	3		Industrial	2.27%
10.00%, 02/15/2019	23	23		Consumer, Cyclical	0.79%
10.00%, 06/15/2020	8	9		Other Assets in Excess of Liabilities, Net	1.21%
10.00%, 05/15/2020	7	7		TOTAL NET ASSETS	100.00%
		$57
U.S. Treasury - 0.11%
0.13%, 12/31/2013(e)	275	275
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,134
	Maturity
REPURCHASE AGREEMENTS - 1.25%	Amount (000's)	Value(000	's)
Banks- 1.25%
Investment in Joint Trading Account; Credit	$610	$610
Suisse Repurchase Agreement; 0.18%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $621,728; 4.25% - 8.75%; dated
08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	489	489
Bank Repurchase Agreement; 0.20% dated
03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $498,775; 0.00% - 6.25%; dated
06/26/13 - 08/08/35)
Investment in Joint Trading Account; JP	1,280	1,280
Morgan Repurchase Agreement; 0.17%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $1,305,629; 0.00% - 11.25%;
dated 04/05/13 - 11/15/40)
Investment in Joint Trading Account; Merrill	853	853
Lynch Repurchase Agreement; 0.12%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $870,419; 0.13% - 6.18%; dated
03/20/14 - 08/15/42)
		$3,232
TOTAL REPURCHASE AGREEMENTS		$3,232
Total Investments		$255,800
Other Assets in Excess of Liabilities, Net - 1.21%		$3,143
TOTAL NET ASSETS - 100.00%		$258,943

See accompanying notes.

Schedule of Investments Short-Term Income Account March 28, 2013 (unaudited)

Futures Contracts

	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
US 5 Year Note; June 2013	Short	40	$4,957	$4,962	$(5)
Total					$(5)
All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
March 28, 2013 (unaudited)

COMMON STOCKS - 97.20%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 2.54%				Computers (continued)
Esterline Technologies Corp (a)	10,120	$766		Syntel Inc	5,280		$357
Triumph Group Inc	7,620	598					$2,260
		$1,364		Consumer Products - 1.05%
Airlines - 0.92%				Prestige Brands Holdings Inc (a)	22,040		566
US Airways Group Inc (a)	29,180	495
				Diversified Financial Services - 1.75%
Apparel - 0.71%				Medley Capital Corp	15,690		249
Skechers U.S.A. Inc (a)	18,130	383		Portfolio Recovery Associates Inc (a)	5,430		689
							$938
Automobile Parts & Equipment - 0.87%				Electric - 2.59%
Tenneco Inc (a)	11,840	465		Avista Corp	26,710		732
				UNS Energy Corp	13,470		659
Banks - 6.30%							$1,391
Banner Corp	7,162	228		Electrical Components & Equipment - 1.41%
BBCN Bancorp Inc	17,802	233		EnerSys Inc (a)	16,660		759
Boston Private Financial Holdings Inc	28,920	286
Cardinal Financial Corp	15,165	276
First of Long Island Corp/The	2,700	80		Electronics - 2.28%
Hanmi Financial Corp (a)	17,510	280		FEI Co	10,910		705
National Penn Bancshares Inc	34,910	373		Fluidigm Corp (a)	9,730		180
Susquehanna Bancshares Inc	54,250	674		Taser International Inc (a)	42,910		341
Texas Capital Bancshares Inc (a)	5,480	222					$1,226
Webster Financial Corp	23,390	567		Engineering & Construction - 3.40%
WesBanco Inc	6,800	163		AECOM Technology Corp (a)	20,380		668
		$3,382		Dycom Industries Inc (a)	4,805		95
Biotechnology - 2.54%				EMCOR Group Inc	18,720		794
Ariad Pharmaceuticals Inc (a)	9,660	175		MYR Group Inc (a)	10,970		269
Cubist Pharmaceuticals Inc (a)	2,610	122					$1,826
Cytokinetics Inc (a)	77,219	88
Cytokinetics Inc - Warrants (a),(b),(c)	12,207	3		Food - 0.82%
Exact Sciences Corp (a)	4,800	47		Fresh Del Monte Produce Inc	16,290		440
Incyte Corp Ltd (a)	3,890	91
Medicines Co/The (a)	7,280	243		Gas - 0.81%
NewLink Genetics Corp (a)	5,440	67		Southwest Gas Corp	9,190		436
NPS Pharmaceuticals Inc (a)	8,700	89
Puma Biotechnology Inc (a)	4,937	165
RTI Biologics Inc (a)	34,328	135		Healthcare - Products - 2.35%
				Cantel Medical Corp	7,064		212
Seattle Genetics Inc(a)	3,850	137		Cynosure Inc (a)	8,382		219
		$1,362		DexCom Inc (a)	6,220		104
Building Materials - 1.75%				Insulet Corp (a)	5,670		147
Headwaters Inc (a)	21,007	229		LipoScience Inc (a)	6,990		73
Louisiana-Pacific Corp (a)	16,400	354		Orthofix International NV (a)	6,914		248
Trex Co Inc (a)	7,200	354		Symmetry Medical Inc (a)	22,400		257
		$937					$1,260
Chemicals - 2.85%				Healthcare - Services - 2.70%
Axiall Corp	10,230	636		Centene Corp (a)	7,130		314
Landec Corp (a)	5,930	86		HealthSouth Corp (a)	28,270		746
OM Group Inc (a)	7,010	164		Magellan Health Services Inc (a)	8,200		390
WR Grace & Co (a)	8,330	646					$1,450
		$1,532		Home Builders - 1.68%
Commercial Services - 5.01%				KB Home	22,100		481
ABM Industries Inc	26,040	579		MDC Holdings Inc	11,490		421
Huron Consulting Group Inc (a)	6,400	258					$902
Korn/Ferry International (a)	16,240	290
PAREXEL International Corp (a)	15,440	610		Insurance - 3.99%
PHH Corp (a)	14,920	328		Allied World Assurance Co Holdings AG	7,150		663
RPX Corp (a)	18,634	263		Horace Mann Educators Corp	14,110		294
Team Health Holdings Inc (a)	9,980	363		Montpelier Re Holdings Ltd ADR	14,430		376
				Symetra Financial Corp	20,750		278
		$2,691		Validus Holdings Ltd	14,200		531
Computers - 4.21%							$2,142
CACI International Inc (a)	5,690	329
				Internet - 0.15%
Manhattan Associates Inc(a)	10,170	756		IntraLinks Holdings Inc (a)	13,013		83
Netscout Systems Inc (a)	24,440	600
Sykes Enterprises Inc (a)	13,660	218
				Investment Companies - 1.89%
				Apollo Investment Corp	43,000		359

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Investment Companies (continued)				Semiconductors (continued)
Prospect Capital Corp	59,930	$654		IXYS Corp	14,310	$137
		$1,013		Rudolph Technologies Inc (a)	27,590	325
Iron & Steel - 0.45%						$1,058
Metals USA Holdings Corp	11,813	244		Software - 5.21%
				Acxiom Corp (a)	29,010	592
				Aspen Technology Inc (a)	25,020	808
Machinery - Diversified - 1.38%				CommVault Systems Inc (a)	9,210	755
Middleby Corp (a)	2,970	452
				MedAssets Inc (a)	8,630	166
Wabtec Corp/DE	2,830	289		MicroStrategy Inc (a)	859	87
		$741		SYNNEX Corp (a)	10,550	390
Metal Fabrication & Hardware - 0.64%						$2,798
Mueller Industries Inc	6,430	343		Telecommunications - 3.89%
				Arris Group Inc (a)	36,819	632
Miscellaneous Manufacturing - 1.21%				Consolidated Communications Holdings Inc	12,110	213
Crane Co	5,820	325		Plantronics Inc	14,440	638
Movado Group Inc	9,680	325		RF Micro Devices Inc (a)	113,910	606
		$650				$2,089
Oil & Gas - 5.08%				Textiles - 0.36%
Energy XXI Bermuda Ltd	18,490	503		G&K Services Inc	4,249	193
EPL Oil & Gas Inc (a)	21,940	588
Kodiak Oil & Gas Corp (a)	60,090	546		TOTAL COMMON STOCKS		$52,203
Penn Virginia Corp	86,740	351			Maturity
Western Refining Inc	20,920	741		REPURCHASE AGREEMENTS - 1.74%	Amount (000's)	Value (000's)
		$2,729		Banks - 1.74%
Oil & Gas Services - 2.12%				Investment in Joint Trading Account; Credit	$177	$177
Flotek Industries Inc (a)	21,957	359		Suisse Repurchase Agreement; 0.18%
Hornbeck Offshore Services Inc (a)	9,220	428		dated 03/28/2013 maturing 04/01/2013
ION Geophysical Corp (a)	51,970	354		(collateralized by US Government
		$1,141		Securities; $180,265; 4.25% - 8.75%; dated
Pharmaceuticals - 2.69%				08/15/20 - 05/15/39)
Achillion Pharmaceuticals Inc (a)	20,010	175		Investment in Joint Trading Account; Deutsche	142	142
Alkermes PLC (a)	9,050	214		Bank Repurchase Agreement; 0.20% dated
Array BioPharma Inc (a)	53,790	265		03/28/2013 maturing 04/01/2013
KaloBios Pharmaceuticals Inc (a)	12,140	73		(collateralized by US Government
Keryx Biopharmaceuticals Inc (a)	15,230	107		Securities; $144,616; 0.00% - 6.25%; dated
Medivation Inc (a)	1,940	91		06/26/13 - 08/08/35)
Onyx Pharmaceuticals Inc (a)	1,800	160		Investment in Joint Trading Account; JP	371	371
Orexigen Therapeutics Inc (a)	19,340	121		Morgan Repurchase Agreement; 0.17%
Pharmacyclics Inc (a)	2,980	239		dated 03/28/2013 maturing 04/01/2013
				(collateralized by US Government
		$1,445		Securities; $378,556; 0.00% - 11.25%;
REITS - 5.91%				dated 04/05/13 - 11/15/40)
Corrections Corp of America	16,980	663		Investment in Joint Trading Account; Merrill	247	247
Extra Space Storage Inc	15,760	619		Lynch Repurchase Agreement; 0.12%
First Industrial Realty Trust Inc	46,660	799		dated 03/28/2013 maturing 04/01/2013
Lexington Realty Trust	33,160	391		(collateralized by US Government
Starwood Property Trust Inc	25,200	700		Securities; $252,370; 0.13% - 6.18%; dated
		$3,172		03/20/14 - 08/15/42)
						$937
Retail - 10.55%				TOTAL REPURCHASE AGREEMENTS		$937
ANN Inc (a)	22,030	639
				Total Investments		$53,140
Brinker International Inc	21,150	796		Other Assets in Excess of Liabilities, Net - 1.06%		$569
Brown Shoe Co Inc	30,400	487		TOTAL NET ASSETS - 100.00%		$53,709
Conn's Inc (a)	17,790	639
First Cash Financial Services Inc (a)	4,889	285
Haverty Furniture Cos Inc	3,610	74		(a) Non-Income Producing Security
Hot Topic Inc	59,355	824		(b) Security is Illiquid
Office Depot Inc (a)	175,480	690		(c)	Fair value of these investments is determined in good faith by the
Red Robin Gourmet Burgers Inc (a)	17,064	778		Manager under procedures established and periodically reviewed by the
Susser Holdings Corp (a)	8,900	455		Board of Directors. At the end of the period, the fair value of these
		$5,667		securities totaled $3 or 0.01% of net assets.
Savings & Loans - 1.17%
Oritani Financial Corp	20,080	311
Provident Financial Services Inc	20,880	319
		$630
Semiconductors - 1.97%
Entegris Inc (a)	60,440	596

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
March 28, 2013 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		22.75%
Consumer, Non-cyclical		17.16%
Consumer, Cyclical		15.09%
Industrial		14.61%
Technology		11.39%
Energy		7.20%
Communications		4.04%
Utilities		3.40%
Basic Materials		3.30%
Other Assets in Excess of Liabilities, Net		1.06%
TOTAL NET ASSETS		100.00%

Futures Contracts

	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
Russell 2000 Mini; June 2013	Long	14	$1,309	$1,328	$19
Total					$19

All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
March 28, 2013 (unaudited)

COMMON STOCKS - 96.26%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 1.53%				Beverages - 0.06%
Aerovironment Inc (a)	327	$6		Boston Beer Co Inc/The (a)	143		$23
CPI Aerostructures Inc (a)	219	2		Coca-Cola Bottling Co Consolidated	150		9
Cubic Corp	275	12		National Beverage Corp	361		5
GenCorp Inc (a)	1,021	14					$37
HEICO Corp	974	42		Biotechnology - 5.00%
Kaman Corp	584	21		Acorda Therapeutics Inc (a)	841		27
LMI Aerospace Inc (a)	35	1
Moog Inc (a)	160	7		Aegerion Pharmaceuticals Inc (a)	9,752		394
				Affymax Inc (a)	758		1
National Presto Industries Inc	15	1		Agenus Inc (a)	437		2
SIFCO Industries Inc	32	1		Alnylam Pharmaceuticals Inc (a)	13,584		331
Teledyne Technologies Inc (a)	283	22
				AMAG Pharmaceuticals Inc (a)	549		13
Triumph Group Inc	9,536	748		Arena Pharmaceuticals Inc (a)	4,028		33
		$877		Arqule Inc (a)	1,903		5
Agriculture - 0.05%				BioCryst Pharmaceuticals Inc (a)	1,557		2
Cadiz Inc (a)	390	3		Cambrex Corp (a)	4,692		60
Tejon Ranch Co (a)	434	13		Celldex Therapeutics Inc (a)	35,783		414
Vector Group Ltd	769	12		Cubist Pharmaceuticals Inc (a)	1,330		62
		$28		Curis Inc (a)	1,922		6
				Dendreon Corp (a)	3,226		15
Airlines - 1.33%				Dynavax Technologies Corp (a)	4,983		11
Alaska Air Group Inc (a)	1,491	95		Emergent Biosolutions Inc (a)	166		3
Allegiant Travel Co	331	30		Exact Sciences Corp (a)	23,244		228
Hawaiian Holdings Inc (a)	877	5		Exelixis Inc (a)	3,295		15
Republic Airways Holdings Inc (a)	837	10		GTx Inc (a)	720		3
SkyWest Inc	107	2		Halozyme Therapeutics Inc (a)	1,882		11
Spirit Airlines Inc (a)	22,028	558		ImmunoGen Inc (a)	1,194		19
US Airways Group Inc (a)	3,596	61		Immunomedics Inc (a)	2,139		5
		$761		Incyte Corp Ltd (a)	16,440		385
Apparel - 0.26%				KYTHERA Biopharmaceuticals Inc (a)	134		3
Cherokee Inc	237	3		Medicines Co/The (a)	1,157		39
Crocs Inc (a)	1,910	28		Merrimack Pharmaceuticals Inc (a)	492		3
G-III Apparel Group Ltd (a)	67	3		Momenta Pharmaceuticals Inc (a)	570		8
Maidenform Brands Inc (a)	553	10		NPS Pharmaceuticals Inc (a)	52,889		539
Oxford Industries Inc	249	13		OncoGenex Pharmaceutical Inc (a)	468		5
RG Barry Corp	250	4		PDL BioPharma Inc	2,537		19
Steven Madden Ltd (a)	834	36		Repligen Corp (a)	874		6
True Religion Apparel Inc	540	14		Sangamo Biosciences Inc (a)	1,705		16
Wolverine World Wide Inc	900	40		Seattle Genetics Inc (a)	1,747		62
		$151		Sequenom Inc (a)	2,814		12
				Spectrum Pharmaceuticals Inc	1,249		9
Automobile Manufacturers - 0.03%				Verastem Inc (a)	10,732		103
Wabash National Corp (a)	1,471	15					$2,869
				Building Materials - 4.31%
Automobile Parts & Equipment - 0.24%				AAON Inc	602		17
Commercial Vehicle Group Inc (a)	786	6		American DG Energy Inc (a)	692		1
Cooper Tire & Rubber Co	1,146	29		Apogee Enterprises Inc	17,266		500
Dana Holding Corp	479	9		Drew Industries Inc	286		10
Dorman Products Inc	507	19		Eagle Materials Inc	5,483		365
Tenneco Inc (a)	1,289	51		Headwaters Inc (a)	1,529		17
Titan International Inc	1,057	22		Nortek Inc (a)	163		12
		$136		Patrick Industries Inc (a)	124		2
				PGT Inc (a)	311		2
Banks - 5.91%
Arrow Financial Corp	19	—		Simpson Manufacturing Co Inc	134		4
Bank of the Ozarks Inc	20,082	891		Trex Co Inc (a)	18,982		934
Bridge Capital Holdings(a)	85	1		USG Corp (a)	23,165		612
Cardinal Financial Corp	9,570	174					$2,476
Cass Information Systems Inc	331	14		Chemicals - 0.63%
CoBiz Financial Inc	30,713	248		Aceto Corp	196		2
Eagle Bancorp Inc (a)	32	1		American Vanguard Corp	597		18
First Horizon National Corp	16,720	179		Axiall Corp	1,194		74
FNB United Corp (a)	237	2		Balchem Corp	604		27
Susquehanna Bancshares Inc	26,173	325		Chemtura Corp (a)	1,448		31
SVB Financial Group (a)	8,925	633		Hawkins Inc	295		12
Texas Capital Bancshares Inc (a)	13,310	539		HB Fuller Co	1,054		41
Walker & Dunlop Inc (a)	20,767	373		Innophos Holdings Inc	449		25
Westamerica Bancorporation	328	15		Innospec Inc	90		4
		$3,395		KMG Chemicals Inc	245		5
				Landec Corp (a)	199		3
				Olin Corp	1,153		29

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Chemicals (continued)				Commercial Services (continued)
OMNOVA Solutions Inc (a)	1,498	$12		WEX Inc (a)	812		$64
PolyOne Corp	1,486	36					$2,139
Quaker Chemical Corp	113	7		Computers - 1.90%
Rentech Inc	5,051	12		3D Systems Corp (a)	7,100		229
Stepan Co	338	21		CACI International Inc (a)	58		3
Zep Inc	297	4		Computer Task Group Inc	378		8
		$363		Cray Inc (a)	837		19
Coal - 0.03%				Datalink Corp (a)	480		6
SunCoke Energy Inc (a)	910	15		Digimarc Corp	227		5
				Electronics for Imaging Inc (a)	120		3
				FleetMatics Group PLC (a)	214		5
Commercial Services - 3.73%				Fortinet Inc (a)	16,370		388
Acacia Research Corp (a)	1,108	33
				iGate Corp (a)	649		12
Accretive Health Inc (a)	1,159	12
Advisory Board Co/The (a)	624	33		j2 Global Inc	800		31
				LivePerson Inc (a)	1,156		16
American Public Education Inc (a)	373	13
				Manhattan Associates Inc (a)	424		32
AMN Healthcare Services Inc (a)	788	12
Arbitron Inc	561	26		Mentor Graphics Corp	1,056		19
Avis Budget Group Inc (a)	2,368	66		MTS Systems Corp	345		20
				Netscout Systems Inc (a)	768		19
Barrett Business Services Inc	219	12		Qualys Inc (a)	203		3
Bridgepoint Education Inc (a)	533	5
				Quantum Corp (a)	457		1
Bright Horizons Family Solutions Inc (a)	1,265	43
				RealD Inc (a)	1,225		16
Brink's Co/The	1,017	29		Synaptics Inc (a)	723		29
Capella Education Co (a)	401	13
Cardtronics Inc (a)	922	25		Syntel Inc	322		22
				Uni-Pixel Inc (a)	5,534		170
CDI Corp	53	1		Unisys Corp (a)	724		16
Chemed Corp	403	32		Virtusa Corp (a)	601		14
Corporate Executive Board Co	742	43		Vocera Communications Inc (a)	90		2
Corvel Corp (a)	189	9
CoStar Group Inc (a)	589	64					$1,088
Deluxe Corp	757	31		Consumer Products - 0.18%
Electro Rent Corp	60	1		ACCO Brands Corp (a)	1,682		11
ExamWorks Group Inc (a)	175	3		AT Cross Co (a)	266		4
ExlService Holdings Inc (a)	475	16		Blyth Inc	335		6
Forrester Research Inc	455	14		Central Garden and Pet Co - A Shares (a)	186		1
Franklin Covey Co (a)	305	4		Prestige Brands Holdings Inc (a)	765		20
Global Cash Access Holdings Inc (a)	2,169	15		Spectrum Brands Holdings Inc	443		25
Grand Canyon Education Inc (a)	827	21		Tumi Holdings Inc (a)	700		15
Green Dot Corp (a)	776	13		WD-40 Co	357		19
Hackett Group Inc/The	794	4					$101
Healthcare Services Group Inc	1,242	32
Heartland Payment Systems Inc	810	27		Cosmetics & Personal Care - 0.04%
HMS Holdings Corp (a)	14,229	386		Elizabeth Arden Inc (a)	396		16
Huron Consulting Group Inc (a)	507	20		Inter Parfums Inc	379		9
Insperity Inc	502	14					$25
Intersections Inc	191	2		Distribution & Wholesale - 4.07%
K12 Inc (a)	559	13		Beacon Roofing Supply Inc (a)	867		34
Landauer Inc	189	11		Core-Mark Holding Co Inc	60		3
MAXIMUS Inc	709	57		MWI Veterinary Supply Inc (a)	10,753		1,422
Medifast Inc (a)	448	10
				Owens & Minor Inc	1,140		37
Monro Muffler Brake Inc	555	22		Pool Corp	1,008		48
Multi-Color Corp	15	—		Titan Machinery Inc (a)	547		15
National Research Corp	78	5		United Stationers Inc	73		3
On Assignment Inc (a)	789	20
				Watsco Inc	544		46
PAREXEL International Corp(a)	1,257	50		WESCO International Inc (a)	10,070		731
Performant Financial Corp (a)	163	2
PRGX Global Inc (a)	751	5					$2,339
Providence Service Corp/The (a)	74	1		Diversified Financial Services - 1.64%
RPX Corp (a)	612	9		Cohen & Steers Inc	389		14
Sotheby's	421	16		Credit Acceptance Corp (a)	166		20
Standard Parking Corp (a)	507	11		DFC Global Corp (a)	718		12
Steiner Leisure Ltd (a)	324	16		Diamond Hill Investment Group Inc	86		7
Strayer Education Inc	252	12		Duff & Phelps Corp	269		4
Team Health Holdings Inc (a)	595	22		Ellie Mae Inc (a)	509		12
Team Inc (a)	441	18		Encore Capital Group Inc (a)	529		16
TMS International Corp (a)	212	3		Evercore Partners Inc - Class A	10,610		441
TrueBlue Inc (a)	635	13		Financial Engines Inc	4,713		171
United Rentals Inc (a)	11,664	641		GAMCO Investors Inc	202		11
Valassis Communications Inc	524	16		Greenhill & Co Inc	529		28
VistaPrint NV (a)	717	28		Higher One Holdings Inc (a)	1,042		9
				MarketAxess Holdings Inc	770		29

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Diversified Financial Services (continued)				Entertainment - 2.17%
MicroFinancial Inc	100	$1		Carmike Cinemas Inc (a)	11,989		$217
Nationstar Mortgage Holdings Inc (a)	340	13		Churchill Downs Inc	134		9
Netspend Holdings Inc (a)	977	15		Lions Gate Entertainment Corp (a)	1,757		42
Ocwen Financial Corp (a)	208	8		Multimedia Games Holding Co Inc (a)	30,357		634
Portfolio Recovery Associates Inc (a)	370	47		SHFL Entertainment Inc (a)	16,375		271
Pzena Investment Management Inc	259	2		Six Flags Entertainment Corp	785		57
Regional Management Corp (a)	151	3		Vail Resorts Inc	232		15
Stifel Financial Corp (a)	558	19					$1,245
Virtus Investment Partners Inc (a)	68	13
WageWorks Inc (a)	139	3		Environmental Control - 0.19%
				Calgon Carbon Corp (a)	897		16
Westwood Holdings Group Inc	209	9
WisdomTree Investments Inc (a)	1,218	13		Ceco Environmental Corp	189		2
World Acceptance Corp (a)	217	19		Darling International Inc (a)	662		12
				EnergySolutions Inc (a)	689		3
		$939		Mine Safety Appliances Co	594		29
Electric - 0.02%				Tetra Tech Inc (a)	1,145		35
Ameresco Inc (a)	506	4		US Ecology Inc	371		10
Atlantic Power Corp	332	1					$107
Ormat Technologies Inc	157	3
Otter Tail Corp	60	2		Food - 0.61%
		$10		Arden Group Inc	22		2
				B&G Foods Inc	967		30
Electrical Components & Equipment - 1.12%				Calavo Growers Inc	384		11
Acuity Brands Inc	7,269	504		Cal-Maine Foods Inc	403		17
Belden Inc	903	47		Hain Celestial Group Inc (a)	851		52
Coleman Cable Inc	241	4		Inventure Foods Inc (a)	411		3
EnerSys Inc (a)	386	18		J&J Snack Foods Corp	341		26
Generac Holdings Inc	356	13		Lancaster Colony Corp	426		33
Graham Corp	327	8		Post Holdings Inc (a)	401		17
Littelfuse Inc	420	28		Sanderson Farms Inc	530		29
Universal Display Corp (a)	729	21		Snyders-Lance Inc	720		18
		$643		SUPERVALU Inc	3,607		18
				Tootsie Roll Industries Inc	513		16
Electronics - 1.47%				TreeHouse Foods Inc (a)	537		35
American Science & Engineering Inc	50	3		United Natural Foods Inc (a)	897		44
Analogic Corp	250	20					$351
Badger Meter Inc	316	17
Coherent Inc	217	12		Forest Products & Paper - 0.15%
Cymer Inc (a)	175	17		Buckeye Technologies Inc	493		15
Daktronics Inc	283	3		Clearwater Paper Corp (a)	384		20
FARO Technologies Inc (a)	12,649	548		Deltic Timber Corp	225		16
FEI Co	775	50		Neenah Paper Inc	300		9
II-VI Inc (a)	949	16		Orchids Paper Products Co	86		2
InvenSense Inc (a)	1,179	13		PH Glatfelter Co	226		5
Measurement Specialties Inc (a)	431	17		Schweitzer-Mauduit International Inc	494		19
Mesa Laboratories Inc	81	4					$86
Multi-Fineline Electronix Inc (a)	43	1
NVE Corp (a)	156	9		Gas - 0.03%
OSI Systems Inc (a)	367	23		Piedmont Natural Gas Co Inc	193		6
Plexus Corp (a)	495	12		South Jersey Industries Inc	208		12
Rogers Corp (a)	216	10					$18
Taser International Inc (a)	1,695	13		Hand & Machine Tools - 0.06%
Woodward Inc	1,271	51		Franklin Electric Co Inc	984		33
Zagg Inc (a)	802	6
Zygo Corp (a)	69	1
		$846		Healthcare - Products - 5.01%
				Abaxis Inc	13,283		629
Energy - Alternate Sources - 0.03%				ABIOMED Inc (a)	705		13
Clean Energy Fuels Corp (a)	1,213	16		Accuray Inc (a)	2,298		11
Renewable Energy Group Inc (a)	122	1		Align Technology Inc (a)	1,508		51
Saratoga Resources Inc (a)	571	1		ArthroCare Corp (a)	470		16
		$18		AtriCure Inc (a)	583		5
Engineering & Construction - 0.44%				Atrion Corp	51		10
Aegion Corp (a)	179	4		Cantel Medical Corp	444		13
				Cardiovascular Systems Inc (a)	543		11
Argan Inc	69	1		Cepheid Inc (a)	17,691		679
Dycom Industries Inc (a)	527	11
				Conceptus Inc (a)	9,238		224
Exponent Inc	297	16		Cyberonics Inc (a)	578		27
MasTec Inc (a)	1,213	35
				Cynosure Inc (a)	199		5
Mistras Group Inc (a)	7,362	178
				DexCom Inc (a)	1,404		24
MYR Group Inc (a)	367	9
				Endologix Inc (a)	1,166		19
		$254		EnteroMedics Inc (a)	858		1

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products (continued)				Home Furnishings (continued)
Exactech Inc (a)	64	$1		Select Comfort Corp (a)	1,204		$24
Female Health Co/The	29,914	216		TiVo Inc (a)	1,310		16
Genomic Health Inc (a)	529	15					$73
Globus Medical Inc (a)	225	3
Greatbatch Inc (a)	12,921	386		Housewares - 0.02%
Haemonetics Corp (a)	1,064	44		Libbey Inc (a)	647		13
HeartWare International Inc (a)	262	23
ICU Medical Inc (a)	238	14		Insurance - 1.17%
Insulet Corp (a)	1,095	28		Amtrust Financial Services Inc	12,951		449
Integra LifeSciences Holdings Corp (a)	361	14		Employers Holdings Inc	197		5
Luminex Corp (a)	875	14		First American Financial Corp	303		8
Masimo Corp	1,021	20		Health Insurance Innovations Inc (a)	13,145		198
Merge Healthcare Inc (a)	1,453	4		Homeowners Choice Inc	46		1
Meridian Bioscience Inc	845	19		Montpelier Re Holdings Ltd ADR	199		5
Merit Medical Systems Inc (a)	76	1		Navigators Group Inc/The (a)	132		8
Natus Medical Inc (a)	568	8					$674
NuVasive Inc (a)	336	7
NxStage Medical Inc (a)	1,086	12		Internet - 4.54%
OraSure Technologies Inc (a)	1,788	10		Angie's List Inc (a)	657		13
Orthofix International NV (a)	300	11		Blucora Inc (a)	199		3
PhotoMedex Inc (a),(b)	8,120	131		Blue Nile Inc (a)	400		14
Quidel Corp (a)	579	14		Boingo Wireless Inc (a)	497		3
Rochester Medical Corp (a)	292	4		Brightcove Inc (a)	23,431		145
Rockwell Medical Technologies Inc (a)	639	3		BroadSoft Inc (a)	576		15
Spectranetics Corp (a)	702	13		Cogent Communications Group Inc	955		25
STAAR Surgical Co (a)	1,144	6		comScore Inc (a)	738		12
STERIS Corp	894	37		Constant Contact Inc (a)	985		13
SurModics Inc (a)	108	3		Dealertrack Technologies Inc (a)	800		23
Symmetry Medical Inc (a)	368	4		Dice Holdings Inc (a)	1,471		15
Utah Medical Products Inc	106	5		ExactTarget Inc (a)	27,376		637
Vascular Solutions Inc (a)	538	9		Global Sources Ltd (a)	90		1
Volcano Corp (a)	1,123	25		HealthStream Inc (a)	644		15
West Pharmaceutical Services Inc	453	29		HomeAway Inc (a)	11,775		383
Wright Medical Group Inc (a)	117	3		Lionbridge Technologies Inc (a)	1,778		7
Zeltiq Aesthetics Inc (a)	220	1		Liquidity Services Inc (a)	495		15
				magicJack VocalTec Ltd (a)	329		5
		$2,875		Move Inc (a)	1,272		15
Healthcare - Services - 2.56%				NIC Inc	1,349		26
Acadia Healthcare Co Inc (a)	27,655	813		OpenTable Inc (a)	471		30
Air Methods Corp	808	39		Orbitz Worldwide Inc (a)	756		4
Amsurg Corp (a)	326	11		Overstock.com Inc (a)	368		4
Bio-Reference Labs Inc (a)	516	13		Perficient Inc (a)	775		9
Capital Senior Living Corp (a)	511	14		ReachLocal Inc (a)	329		5
Centene Corp (a)	1,080	48		Saba Software Inc (a)	34,441		274
Emeritus Corp (a)	644	18		Sapient Corp (a)	2,587		31
Ensign Group Inc/The	341	11		Sourcefire Inc (a)	12,780		756
HealthSouth Corp (a)	1,694	45		Stamps.com Inc (a)	453		11
IPC The Hospitalist Co Inc (a)	8,972	399		support.com Inc (a)	1,107		5
Magellan Health Services Inc (a)	44	2		Synacor Inc (a)	204		1
Molina Healthcare Inc (a)	77	2		Travelzoo Inc (a)	224		5
Skilled Healthcare Group Inc (a)	560	4		ValueClick Inc (a)	945		28
US Physical Therapy Inc	378	10		VASCO Data Security International Inc (a)	405		3
Vanguard Health Systems Inc (a)	866	13		VirnetX Holding Corp (a)	771		15
WellCare Health Plans Inc (a)	436	25		Web.com Group Inc (a)	621		11
		$1,467		Websense Inc (a)	780		12
				XO Group Inc (a)	825		8
Holding Companies - Diversified - 0.01%				Zix Corp (a)	1,886		7
Primoris Services Corp	261	6					$2,604
Home Builders - 2.34%				Investment Companies - 0.01%
Hovnanian Enterprises Inc (a)	54,734	316		Main Street Capital Corp	79		3
Meritage Homes Corp (a)	12,277	575
Ryland Group Inc/The	531	22		Iron & Steel - 0.00%
Standard Pacific Corp (a)	49,136	424		Metals USA Holdings Corp	91		2
Winnebago Industries Inc (a)	270	6
		$1,343		Leisure Products & Services - 0.66%
Home Furnishings - 0.13%				Arctic Cat Inc (a)	268		12
DTS Inc/CA (a)	592	10		Black Diamond Inc (a)	27,329		249
Ethan Allen Interiors Inc	418	14		Brunswick Corp/DE	1,871		64
La-Z-Boy Inc	480	9		Interval Leisure Group Inc	823		18

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Leisure Products & Services (continued)				Office Furnishings (continued)
Life Time Fitness Inc (a)	729	$31		HNI Corp	797		$28
Town Sports International Holdings Inc	730	7		Interface Inc	1,075		21
		$381		Knoll Inc	681		12
				Steelcase Inc	330		5
Lodging - 0.06%							$102
Ameristar Casinos Inc	601	16
Ryman Hospitality Properties	472	21		Oil & Gas - 4.84%
		$37		Alon USA Energy Inc	245		5
				Apco Oil and Gas International Inc	280		3
Machinery - Diversified - 1.97%				Approach Resources Inc (a)	598		15
Altra Holdings Inc	465	13		Arabian American Development Co (a)	643		5
Applied Industrial Technologies Inc	861	39		Berry Petroleum Co	952		44
Cascade Corp	15	1		Bonanza Creek Energy Inc (a)	2,803		109
Chart Industries Inc (a)	3,504	280		Carrizo Oil & Gas Inc (a)	707		18
Cognex Corp	920	39		Clayton Williams Energy Inc (a)	17		1
DXP Enterprises Inc (a)	190	14
Flow International Corp (a)	328	1		Contango Oil & Gas Co	386		15
iRobot Corp (a)	485	12		CVR Energy Inc	254		13
				Delek US Holdings Inc	4,360		172
Lindsay Corp	281	25		Diamondback Energy Inc (a)	16,138		433
Middleby Corp (a)	4,414	671
				Energy XXI Bermuda Ltd	1,215		33
Sauer-Danfoss Inc	269	16		Evolution Petroleum Corp (a)	536		5
Tennant Co	405	20		Gulfport Energy Corp (a)	14,618		670
		$1,131		Halcon Resources Corp (a)	1,752		14
Media - 0.77%				Isramco Inc (a)	32		3
Belo Corp	1,078	11		Kodiak Oil & Gas Corp (a)	27,755		252
Demand Media Inc (a)	703	6		Magnum Hunter Resources Corp (a)	120,041		481
Nexstar Broadcasting Group Inc	90	2		Magnum Hunter Resources Corp - Warrants (a)	6,002		1
Sinclair Broadcast Group Inc	20,913	423		Northern Oil and Gas Inc (a)	1,315		19
		$442		Oasis Petroleum Inc (a)	1,729		66
				Panhandle Oil and Gas Inc	209		6
Metal Fabrication & Hardware - 0.11%				Rex Energy Corp (a)	18,428		304
CIRCOR International Inc	40	2		Rosetta Resources Inc (a)	1,119		53
Haynes International Inc	180	10		Vaalco Energy Inc (a)	1,253		10
Mueller Industries Inc	104	5		W&T Offshore Inc	76		1
Mueller Water Products Inc - Class A	1,837	11		Warren Resources Inc (a)	335		1
RBC Bearings Inc (a)	411	21		Western Refining Inc	702		25
Sun Hydraulics Corp	371	12					$2,777
		$61
				Oil & Gas Services - 0.51%
Mining - 0.07%				C&J Energy Services Inc (a)	431		10
AMCOL International Corp	509	15		Dril-Quip Inc (a)	740		64
Coeur d'Alene Mines Corp (a)	792	15		Flotek Industries Inc (a)	1,017		17
Globe Specialty Metals Inc	138	2		Forum Energy Technologies Inc (a)	459		13
US Silica Holdings Inc	388	9		Geospace Technologies Corp (a)	265		29
		$41		Global Geophysical Services Inc (a)	12,497		31
				ION Geophysical Corp (a)	2,735		19
Miscellaneous Manufacturing - 0.67%				Lufkin Industries Inc	711		47
Actuant Corp	455	14		Matrix Service Co (a)	162		2
AO Smith Corp	237	18		Mitcham Industries Inc (a)	260		4
AZZ Inc	559	27		Pioneer Energy Services Corp (a)	404		3
Blount International Inc (a)	1,054	14
CLARCOR Inc	924	49		Targa Resources Corp	536		36
EnPro Industries Inc (a)	199	10		TGC Industries Inc	459		5
				Thermon Group Holdings Inc (a)	476		11
GP Strategies Corp (a)	435	10
				Willbros Group Inc (a)	298		3
Handy & Harman Ltd (a)	153	2
Hexcel Corp (a)	1,829	53					$294
Hillenbrand Inc	1,171	30		Packaging & Containers - 0.02%
John Bean Technologies Corp	640	13		AEP Industries Inc (a)	130		9
Koppers Holdings Inc	446	20
LSB Industries Inc (a)	356	12
Movado Group Inc	40	1		Pharmaceuticals - 7.66%
Myers Industries Inc	1,105	16		Achillion Pharmaceuticals Inc (a)	30,048		263
Park-Ohio Holdings Corp (a)	269	9		Akorn Inc (a)	43,110		596
Raven Industries Inc	755	25		Alkermes PLC (a)	2,570		61
Smith & Wesson Holding Corp (a)	1,378	13		Amicus Therapeutics Inc (a)	974		3
				Anacor Pharmaceuticals Inc (a)	522		3
Standex International Corp	90	5		Anika Therapeutics Inc (a)	371		5
Sturm Ruger & Co Inc	396	20
Trimas Corp (a)	657	21		Antares Pharma Inc (a)	3,526		13
				Array BioPharma Inc (a)	3,829		19
		$382		Auxilium Pharmaceuticals Inc (a)	1,016		18
Office Furnishings - 0.18%				AVANIR Pharmaceuticals Inc (a)	4,118		11
Herman Miller Inc	1,301	36		BioDelivery Sciences International Inc (a)	867		4

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				REITS (continued)
BioScrip Inc (a)	40,242	$512		Washington Real Estate Investment Trust	431		$12
Biospecifics Technologies Corp (a)	141	2					$1,400
Cadence Pharmaceuticals Inc (a)	1,985	13
Cumberland Pharmaceuticals Inc (a)	206	1		Retail - 7.62%
Cytori Therapeutics Inc (a)	1,570	4		Aeropostale Inc (a)	1,503		20
Depomed Inc (a)	1,806	11		AFC Enterprises Inc (a)	517		19
Dyax Corp (a)	3,204	14		America's Car-Mart Inc/TX (a)	251		12
Endocyte Inc (a)	959	12		ANN Inc (a)	1,035		30
				Asbury Automotive Group Inc (a)	492		18
Hi-Tech Pharmacal Co Inc	129	4		BJ's Restaurants Inc (a)	7,343		244
Impax Laboratories Inc (a)	1,407	22
Infinity Pharmaceuticals Inc (a)	9,913	481		Bloomin' Brands Inc (a)	435		8
Ironwood Pharmaceuticals Inc (a)	1,526	28		Bravo Brio Restaurant Group Inc (a)	633		10
Isis Pharmaceuticals Inc (a)	1,852	31		Buckle Inc/The	589		27
Jazz Pharmaceuticals PLC (a)	13,191	738		Buffalo Wild Wings Inc (a)	341		30
Keryx Biopharmaceuticals Inc (a)	1,716	12		Cabela's Inc (a)	782		48
Nature's Sunshine Products Inc	216	3		Casey's General Stores Inc	692		40
Nektar Therapeutics (a)	1,708	19		Cash America International Inc	261		14
Neogen Corp (a)	494	24		Cato Corp/The	568		14
Neurocrine Biosciences Inc (a)	1,398	17		CEC Entertainment Inc	388		13
Obagi Medical Products Inc (a)	603	12		Cheesecake Factory Inc/The	1,146		44
Opko Health Inc (a)	2,020	15		Children's Place Retail Stores Inc/The (a)	302		14
Optimer Pharmaceuticals Inc (a)	894	11		Chuy's Holdings Inc (a)	7,463		243
Pacira Pharmaceuticals Inc/DE (a)	342	10		Coinstar Inc (a)	591		35
Pernix Therapeutics Holdings (a)	294	1		Conn's Inc (a)	46		2
Pharmacyclics Inc (a)	1,142	92		Cracker Barrel Old Country Store Inc	408		33
POZEN Inc (a)	862	5		Del Frisco's Restaurant Group Inc (a)	134		2
				Denny's Corp (a)	2,447		14
Questcor Pharmaceuticals Inc	1,128	37
Regulus Therapeutics Inc (a)	33,180	257		Destination Maternity Corp	189		4
Repros Therapeutics Inc (a)	559	9		DineEquity Inc	316		22
Santarus Inc (a)	1,100	19		Domino's Pizza Inc	1,063		55
Sarepta Therapeutics Inc (a)	14,436	533		Express Inc (a)	1,900		34
Sciclone Pharmaceuticals Inc (a)	1,789	8		Ezcorp Inc (a)	678		14
Sucampo Pharmaceuticals Inc (a)	386	2		Fifth & Pacific Cos Inc (a)	31,510		595
Synageva BioPharma Corp (a)	6,555	360		Finish Line Inc/The	606		12
Synta Pharmaceuticals Corp (a)	1,310	11		First Cash Financial Services Inc (a)	595		35
Theravance Inc (a)	1,122	26		Five Below Inc (a)	2,246		85
USANA Health Sciences Inc (a)	195	9		Francesca's Holdings Corp (a)	6,850		197
Vanda Pharmaceuticals Inc (a)	914	4		Genesco Inc (a)	519		31
Vivus Inc (a)	1,831	20		GNC Holdings Inc	7,835		308
XenoPort Inc (a)	1,219	9		Gordmans Stores Inc (a)	265		3
				Hibbett Sports Inc (a)	2,864		161
		$4,394		Hot Topic Inc	780		11
Pipelines - 0.03%				HSN Inc	782		43
Crosstex Energy Inc	774	15		Jack in the Box Inc (a)	758		26
				Jos A Bank Clothiers Inc (a)	543		22
				Lithia Motors Inc	660		31
Real Estate - 0.02%				Lumber Liquidators Holdings Inc (a)	584		41
HFF Inc	579	12		Mattress Firm Holding Corp (a)	8,446		292
				Men's Wearhouse Inc	341		11
REITS - 2.44%				Nathan's Famous Inc (a)	83		3
Acadia Realty Trust	1,089	30		Pantry Inc/The (a)	51		1
Alexander's Inc	45	15		Papa John's International Inc (a)	370		23
DuPont Fabros Technology Inc	620	15		Penske Automotive Group Inc	361		12
EastGroup Properties Inc	573	33		PetMed Express Inc	627		8
Glimcher Realty Trust	54,691	635		Pier 1 Imports Inc	2,063		47
Highwoods Properties Inc	1,370	54		Pricesmart Inc	403		31
Inland Real Estate Corp	1,116	11		Red Robin Gourmet Burgers Inc (a)	8,004		365
LTC Properties Inc	220	9		Rite Aid Corp (a)	1,832		3
Monmouth Real Estate Investment Corp	566	6		Roundy's Inc	629		4
National Health Investors Inc	526	34		rue21 inc (a)	488		14
Omega Healthcare Investors Inc	2,327	71		Ruth's Hospitality Group Inc (a)	1,110		11
Potlatch Corp	545	25		Sonic Corp (a)	968		12
PS Business Parks Inc	328	26		Susser Holdings Corp (a)	154		8
Saul Centers Inc	244	11		Texas Roadhouse Inc	1,293		26
Sovran Self Storage Inc	568	37		Tile Shop Holdings Inc (a)	14,327		301
Strategic Hotels & Resorts Inc (a)	2,814	23		Tilly's Inc (a)	14,804		189
Summit Hotel Properties Inc	28,544	299		Vera Bradley Inc (a)	653		15
Sun Communities Inc	547	27		Vitamin Shoppe Inc (a)	6,506		318
UMH Properties Inc	81	1		Zumiez Inc (a)	722		17
Universal Health Realty Income Trust	232	13					$4,375
Urstadt Biddle Properties Inc	597	13

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Savings & Loans - 0.65%				Software (continued)
EverBank Financial Corp	10,937	$168		Verint Systems Inc (a)	1,057		$39
Investors Bancorp Inc	243	5					$3,525
Oritani Financial Corp	498	8
Pacific Premier Bancorp Inc (a)	14,557	191		Storage & Warehousing - 0.00%
				Wesco Aircraft Holdings Inc (a)	143		2
		$372
Semiconductors - 2.11%
ATMI Inc (a)	65	1		Telecommunications - 5.02%
				8x8 Inc (a)	31,964		219
Cabot Microelectronics Corp (a)	505	18
Cavium Inc (a)	15,956	619		ADTRAN Inc	1,368		27
				Anaren Inc (a)	59		1
Ceva Inc (a)	569	9
Cirrus Logic Inc (a)	1,404	32		Anixter International Inc	369		26
				Arris Group Inc (a)	466		8
Exar Corp (a)	157	2
				Aruba Networks Inc (a)	23,514		582
GT Advanced Technologies Inc (a)	3,167	10
Hittite Microwave Corp (a)	678	41		Atlantic Tele-Network Inc	283		14
Microsemi Corp (a)	8,364	194		Aware Inc	336		2
				CalAmp Corp (a)	1,134		12
Mindspeed Technologies Inc (a)	18,383	61
				Ciena Corp (a)	1,384		22
Monolithic Power Systems Inc	548	13		Cincinnati Bell Inc (a)	2,237		7
Peregrine Semiconductor Corp (a)	8,412	82
				Comverse Inc (a)	387		11
Power Integrations Inc	510	22
QLogic Corp (a)	751	9		Consolidated Communications Holdings Inc	841		15
				DigitalGlobe Inc (a)	443		13
Semtech Corp (a)	1,203	43
				Extreme Networks (a)	2,967		10
Silicon Image Inc (a)	2,296	11
				Fairpoint Communications Inc (a)	576		4
Ultratech Inc (a)	562	22
				Finisar Corp (a)	15,855		209
Veeco Instruments Inc (a)	315	12
				General Communication Inc (a)	1,226		11
Volterra Semiconductor Corp (a)	822	12
				Globecomm Systems Inc (a)	560		7
		$1,213		HickoryTech Corp	436		4
Software - 6.14%				IDT Corp - Class B	457		5
ACI Worldwide Inc (a)	735	36		Infinera Corp (a)	1,719		12
Advent Software Inc (a)	664	19		InterDigital Inc/PA	892		43
American Software Inc/Georgia	759	6		IPG Photonics Corp	12,373		822
Aspen Technology Inc (a)	1,847	60		Iridium Communications Inc (a)	225		1
athenahealth Inc (a)	752	73		Ixia (a)	30,158		653
AVG Technologies NV (a)	243	3		LogMeIn Inc (a)	727		14
Blackbaud Inc	828	25		Loral Space & Communications Inc	217		13
CommVault Systems Inc (a)	934	77		Lumos Networks Corp	500		7
Computer Programs & Systems Inc	226	12		Netgear Inc (a)	364		12
Cornerstone OnDemand Inc (a)	708	24		NTELOS Holdings Corp	459		6
CSG Systems International Inc (a)	616	13		Numerex Corp (a)	383		5
Ebix Inc	668	11		Orbcomm Inc (a)	558		3
Envestnet Inc (a)	654	11		Plantronics Inc	310		14
EPAM Systems Inc (a)	13,220	308		Premiere Global Services Inc (a)	363		4
EPIQ Systems Inc	80	1		Primus Telecommunications Group Inc	382		4
Fair Isaac Corp	716	33		RF Micro Devices Inc (a)	1,106		6
Greenway Medical Technologies (a)	200	3		RigNet Inc (a)	387		10
Guidewire Software Inc (a)	9,970	383		Telular Corp	330		3
Infoblox Inc (a)	23,392	507		Tessco Technologies Inc	85		2
Innodata Inc (a)	716	2		Ubiquiti Networks Inc	329		4
Interactive Intelligence Group Inc (a)	269	12		ViaSat Inc (a)	689		33
Jive Software Inc (a)	23,774	361					$2,880
Market Leader Inc (a)	596	5
MedAssets Inc (a)	632	12		Toys, Games & Hobbies - 0.02%
				LeapFrog Enterprises Inc (a)	1,663		14
Medidata Solutions Inc (a)	466	27
MicroStrategy Inc (a)	179	18
Monotype Imaging Holdings Inc	769	18		Transportation - 1.59%
Omnicell Inc (a)	12,039	227		Echo Global Logistics Inc (a)	476		10
PDF Solutions Inc (a)	759	12		Forward Air Corp	644		24
PROS Holdings Inc (a)	459	12		GasLog Ltd	302		4
PTC Inc (a)	2,199	56		Genesee & Wyoming Inc (a)	814		76
QAD Inc	202	3		Gulfmark Offshore Inc	182		7
QLIK Technologies Inc (a)	14,217	368		Heartland Express Inc	1,202		16
Quality Systems Inc	830	15		HUB Group Inc (a)	686		26
RealPage Inc (a)	752	16		Knight Transportation Inc	1,245		20
Rosetta Stone Inc (a)	170	3		Old Dominion Freight Line Inc (a)	1,308		50
SciQuest Inc (a)	575	14		PHI Inc (a)	33		1
SS&C Technologies Holdings Inc (a)	292	9		Roadrunner Transportation Systems Inc (a)	27,626		636
Synchronoss Technologies Inc (a)	509	16		Saia Inc (a)	95		3
Take-Two Interactive Software Inc (a)	1,435	23		Swift Transportation Co (a)	1,749		25
Tyler Technologies Inc (a)	628	38		Werner Enterprises Inc	700		17
Ultimate Software Group Inc (a)	5,890	614					$915

See accompanying notes.

Schedule of Investments SmallCap Growth Account II March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Trucking & Leasing - 0.02%
TAL International Group Inc	315	$14
Water - 0.06%
American States Water Co	61	3
California Water Service Group	659	13
Connecticut Water Service Inc	224	7
SJW Corp	136	4
York Water Co	312	6
		$33
TOTAL COMMON STOCKS		$55,246
	Maturity
REPURCHASE AGREEMENTS - 1.92%	Amount (000's)	Value(000	's)
Banks - 1.92%
Investment in Joint Trading Account; Credit	$208	$208
Suisse Repurchase Agreement; 0.18%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $212,427; 4.25% - 8.75%; dated
08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	167	167
Bank Repurchase Agreement; 0.20% dated
03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $170,418; 0.00% - 6.25%; dated
06/26/13 - 08/08/35)
Investment in Joint Trading Account; JP	437	437
Morgan Repurchase Agreement; 0.17%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $446,097; 0.00% - 11.25%;
dated 04/05/13 - 11/15/40)
Investment in Joint Trading Account; Merrill	292	292
Lynch Repurchase Agreement; 0.12%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $297,398; 0.13% - 6.18%; dated
03/20/14 - 08/15/42)
		$1,104
TOTAL REPURCHASE AGREEMENTS		$1,104
Total Investments		$56,350
Other Assets in Excess of Liabilities, Net - 1.82%		$1,047
TOTAL NET ASSETS - 100.00%		$57,397

(a) Non-Income Producing Security
(b) Security is Illiquid

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		24.90%
Consumer, Cyclical		19.15%
Financial		13.75%
Industrial		13.49%
Communications		10.33%
Technology		10.15%
Energy		5.44%
Basic Materials		0.85%
Utilities		0.11%
Diversified		0.01%
Other Assets in Excess of Liabilities, Net		1.82%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
March 28, 2013 (unaudited)

Futures Contracts

	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
Russell 2000 Mini; June 2013	Long	23	$2,152	$2,182	$30
Total					$30
All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 28, 2013 (unaudited)

COMMON STOCKS - 94.39%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.02%				Banks (continued)
Marin Software Inc (a)	1,600	$26		Bank of Marin Bancorp	338	$14
				Bank of the Ozarks Inc	2,800	124
				Banner Corp	4,087	130
Aerospace & Defense - 1.89%				Bar Harbor Bankshares	244	9
AAR Corp	14,834	273
Aerovironment Inc (a)	435	8		BBCN Bancorp Inc	9,292	122
Cubic Corp	460	20		Boston Private Financial Holdings Inc	8,100	80
				Bridge Bancorp Inc	533	11
Curtiss-Wright Corp	5,103	177		Bridge Capital Holdings (a)	417	6
Esterline Technologies Corp (a)	4,443	336
GenCorp Inc (a)	774	10		Bryn Mawr Bank Corp	720	17
LMI Aerospace Inc (a)	12,694	264		C&F Financial Corp	201	8
				Camden National Corp	1,284	42
M/A-COM Technology Solutions Holdings Inc(a)	1,400	22		Capital City Bank Group Inc (a)	723	9

Moog Inc (a)	2,577	118		Cardinal Financial Corp	12,200	222
National Presto Industries Inc	270	22		Cathay General Bancorp	8,922	180
Orbital Sciences Corp (a)	2,391	40		Center Bancorp Inc	2,049	25
				Central Pacific Financial Corp (a)	3,700	58
Teledyne Technologies Inc (a)	972	76
				Century Bancorp Inc/MA	217	7
Triumph Group Inc	9,600	754		Chemical Financial Corp	3,618	96
		$2,120		Citizens & Northern Corp	5,169	101
Agriculture - 0.42%				Citizens Republic Bancorp Inc (a)	22,092	498
Alico Inc	123	6		City Holding Co	5,402	215
Alliance One International Inc (a)	5,426	21		CNB Financial Corp/PA	1,583	27
Andersons Inc/The	4,564	244		CoBiz Financial Inc	6,900	56
Universal Corp/VA	3,647	204		Columbia Banking System Inc	1,614	35
		$475		Community Bank System Inc	4,414	131
				Community Trust Bancorp Inc	5,034	171
Airlines - 1.44%				ConnectOne Bancorp Inc (a)	1,100	34
Alaska Air Group Inc (a)	7,136	456		CVB Financial Corp	33,461	377
Hawaiian Holdings Inc (a)	1,463	9		Eagle Bancorp Inc (a)	707	16
JetBlue Airways Corp (a)	9,480	65		East West Bancorp Inc	4,000	103
Republic Airways Holdings Inc (a)	66,174	764		Enterprise Bancorp Inc/MA	374	6
SkyWest Inc	19,732	317		Enterprise Financial Services Corp	8,224	118
		$1,611		Farmers National Banc Corp	1,182	7
				Fidelity Southern Corp (a)	2,155	25
Apparel - 1.24%
Columbia Sportswear Co	511	30		Financial Institutions Inc	5,969	119
G-III Apparel Group Ltd (a)	2,506	100		First Bancorp Inc/ME	1,055	19
Iconix Brand Group Inc (a)	20,858	540		First BanCorp/Puerto Rico (a)	15,507	97
Jones Group Inc/The	27,630	351		First Bancorp/Troy NC	1,900	26
Maidenform Brands Inc (a)	425	7		First Busey Corp	17,222	79
Perry Ellis International Inc	13,597	248		First Commonwealth Financial Corp	43,272	323
Quiksilver Inc (a)	4,679	28		First Community Bancshares Inc/VA	8,614	137
RG Barry Corp	2,449	33		First Connecticut Bancorp Inc/Farmington CT	1,117	16
Skechers U.S.A. Inc (a)	1,553	33		First Financial Bancorp	10,497	168
Unifi Inc (a)	884	17		First Financial Bankshares Inc	1,129	55
		$1,387		First Financial Corp/IN	2,194	69
				First Interstate Bancsystem Inc	1,022	19
Automobile Parts & Equipment - 1.01%				First Merchants Corp	5,871	91
American Axle & Manufacturing Holdings Inc(a)	2,391	33		First Midwest Bancorp Inc/IL	13,366	178
				First of Long Island Corp/The	1,286	38
Cooper Tire & Rubber Co	29,426	755		FirstMerit Corp	4,488	74
Dana Holding Corp	5,439	97		FNB Corp/PA	25,215	305
Meritor Inc (a)	4,576	22		FNB United Corp (a)	4,000	39
Miller Industries Inc/TN	697	11		German American Bancorp Inc	1,593	36
Modine Manufacturing Co (a)	1,674	15		Glacier Bancorp Inc	2,947	56
Standard Motor Products Inc	6,728	186		Great Southern Bancorp Inc	2,141	53
Superior Industries International Inc	959	18		Hancock Holding Co	3,124	97
		$1,137		Hanmi Financial Corp (a)	38,425	615
				Heartland Financial USA Inc	5,102	129
Banks - 10.85%				Heritage Commerce Corp (a)	1,288	9
1st Source Corp	2,042	48		Heritage Financial Corp/WA	960	14
Access National Corp	464	8		Heritage Oaks Bancorp (a)	1,261	7
American National Bankshares Inc	493	11		Home BancShares Inc/AR	901	34
Ameris Bancorp (a)	1,477	21
				Horizon Bancorp/IN	3,409	69
Ames National Corp	509	11		Hudson Valley Holding Corp	449	7
Arrow Financial Corp	613	15		Iberiabank Corp	3,602	180
Bancfirst Corp	1,705	71		Independent Bank Corp/Rockland MA	5,607	183
Banco Latinoamericano de Comercio Exterior	5,256	130		International Bancshares Corp	1,900	40
SA				Lakeland Bancorp Inc	8,946	88
Bancorp Inc/DE (a)	1,154	16
				Lakeland Financial Corp	3,367	90
BancorpSouth Inc	3,387	55		MainSource Financial Group Inc	8,774	123
Bank of Kentucky Financial Corp	1,170	32		MB Financial Inc	2,238	54

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Banks (continued)				Biotechnology (continued)
Mercantile Bank Corp	542	$9		Emergent Biosolutions Inc (a)	1,280		$18
Merchants Bancshares Inc	1,120	34		Enzon Pharmaceuticals Inc	2,446		9
MetroCorp Bancshares Inc (a)	4,387	44		Harvard Bioscience Inc (a)	1,453		8
MidWestOne Financial Group Inc	426	10		Incyte Corp Ltd (a)	8,300		194
National Bankshares Inc	430	15		Lexicon Pharmaceuticals Inc (a)	20,083		44
National Penn Bancshares Inc	16,139	172		Maxygen Inc	1,742		4
NBT Bancorp Inc	7,681	170		Momenta Pharmaceuticals Inc (a)	1,143		15
Northrim BanCorp Inc	406	9		NPS Pharmaceuticals Inc (a)	1,817		19
Old National Bancorp/IN	4,149	57		PDL BioPharma Inc	1,198		9
Oriental Financial Group Inc	20,334	315		Puma Biotechnology Inc (a)	5,100		170
Pacific Continental Corp	1,147	13		RTI Biologics Inc (a)	3,300		13
PacWest Bancorp	7,740	225		Sequenom Inc (a)	1,701		7
Park National Corp	1,563	109		Transcept Pharmaceuticals Inc (a)	700		3
Park Sterling Corp (a)	11,600	65					$899
Peapack Gladstone Financial Corp	557	8
Penns Woods Bancorp Inc	223	9		Building Materials - 0.44%
Peoples Bancorp Inc/OH	5,036	113		Apogee Enterprises Inc	1,009		29
Pinnacle Financial Partners Inc (a)	22,914	535		Boise Cascade Co (a)	3,700		126
Preferred Bank/Los Angeles CA (a)	2,000	32		Drew Industries Inc	423		15
				Gibraltar Industries Inc (a)	1,094		20
PrivateBancorp Inc	2,621	50		Griffon Corp	1,631		20
Prosperity Bancshares Inc	1,942	92		Louisiana-Pacific Corp (a)	5,712		123
Renasant Corp	6,177	138		LSI Industries Inc	2,100		15
Republic Bancorp Inc/KY	3,052	69		PGT Inc (a)	617		4
S&T Bancorp Inc	1,183	22
Sandy Spring Bancorp Inc	988	20		Quanex Building Products Corp	1,318		21
SCBT Financial Corp	679	34		Simpson Manufacturing Co Inc	1,452		45
				Texas Industries Inc (a)	809		51
Sierra Bancorp	6,261	82
Simmons First National Corp	613	16		Universal Forest Products Inc	706		28
Southside Bancshares Inc	3,964	83					$497
Southwest Bancorp Inc/Stillwater OK (a)	21,053	264		Chemicals - 1.54%
State Bank Financial Corp	1,138	19		A Schulman Inc	4,426		140
StellarOne Corp	4,539	73		Aceto Corp	1,296		14
Sterling Financial Corp/WA	5,595	122		Axiall Corp	9,923		617
Suffolk Bancorp (a)	1,508	22		Chemtura Corp (a)	1,309		28
Susquehanna Bancshares Inc	21,030	261		Ferro Corp (a)	3,086		21
SY Bancorp Inc	2,265	51		HB Fuller Co	2,000		78
Taylor Capital Group Inc (a)	3,925	62		Innospec Inc	1,740		77
Texas Capital Bancshares Inc (a)	320	13		Kraton Performance Polymers Inc (a)	1,155		27
Tompkins Financial Corp	1,753	74		Landec Corp (a)	1,209		18
TowneBank/Portsmouth VA	1,078	16		Minerals Technologies Inc	9,575		397
Trico Bancshares	300	5		Oil-Dri Corp of America	316		9
TrustCo Bank Corp NY	10,543	58		Olin Corp	1,044		26
Trustmark Corp	6,354	159		OM Group Inc (a)	1,365		32
UMB Financial Corp	1,321	65		PolyOne Corp	1,448		35
Umpqua Holdings Corp	4,581	61		Quaker Chemical Corp	387		23
Union First Market Bankshares Corp	842	16		Sensient Technologies Corp	1,781		70
United Bankshares Inc/WV	2,058	55		Stepan Co	57		4
United Community Banks Inc/GA (a)	1,495	17		Zep Inc	7,617		114
Univest Corp of Pennsylvania	1,055	18					$1,730
ViewPoint Financial Group Inc	1,380	28
Virginia Commerce Bancorp Inc (a)	7,857	110		Coal - 0.14%
Walker & Dunlop Inc (a)	715	13		Arch Coal Inc	7,575		41
Washington Banking Co	970	14		Cloud Peak Energy Inc (a)	4,205		79
Washington Trust Bancorp Inc	2,689	74		Hallador Energy Co	413		3
Webster Financial Corp	2,954	72		Westmoreland Coal Co (a)	2,686		31
WesBanco Inc	4,343	104					$154
West Bancorporation Inc	9,085	101		Commercial Services - 3.84%
West Coast Bancorp/OR	4,011	98		ABM Industries Inc	4,079		90
Westamerica Bancorporation	448	20		AMN Healthcare Services Inc (a)	1,253		20
Western Alliance Bancorp (a)	2,982	41
				ARC Document Solutions Inc (a)	1,907		6
Wilshire Bancorp Inc (a)	33,728	229
				Ascent Capital Group Inc (a)	592		44
Wintrust Financial Corp	1,487	55		Bright Horizons Family Solutions Inc (a)	1,200		41
		$12,174		Carriage Services Inc	2,498		53
Biotechnology - 0.80%				CBIZ Inc (a)	2,394		15
Arena Pharmaceuticals Inc (a)	1,549	13		CDI Corp	720		12
Ariad Pharmaceuticals Inc (a)	2,000	36		Cenveo Inc (a)	69,759		150
Astex Pharmaceuticals (a)	3,700	16		Consolidated Graphics Inc (a)	4,271		167
Cambrex Corp (a)	19,100	245		Convergys Corp	4,391		75
Celldex Therapeutics Inc (a)	6,200	72		Corinthian Colleges Inc (a)	36,228		76
Curis Inc (a)	1,128	4		CRA International Inc (a)	653		15

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Commercial Services (continued)				Cosmetics & Personal Care - 0.08%
Cross Country Healthcare Inc (a)	1,709	$9		Inter Parfums Inc	291		$7
Deluxe Corp	21,280	881		Revlon Inc (a)	3,813		85
Electro Rent Corp	1,067	20					$92
Ennis Inc	1,061	16
Euronet Worldwide Inc (a)	2,040	54		Distribution & Wholesale - 0.45%
ExamWorks Group Inc (a)	1,477	26		BlueLinx Holdings Inc (a)	1,668		5
Franklin Covey Co (a)	261	4		Core-Mark Holding Co Inc	898		46
FTI Consulting Inc (a)	1,702	64		Owens & Minor Inc	579		19
				ScanSource Inc (a)	1,124		32
Great Lakes Dredge & Dock Corp	1,882	13
Heidrick & Struggles International Inc	1,123	17		United Stationers Inc	10,454		404
ICF International Inc (a)	807	22					$506
Intersections Inc	191	2		Diversified Financial Services - 4.31%
Kelly Services Inc	2,088	39		Aircastle Ltd	10,106		138
Korn/Ferry International (a)	4,139	74		Arlington Asset Investment Corp	693		18
Live Nation Entertainment Inc (a)	5,021	62		Artisan Partners Asset Management Inc (a)	1,600		63
Mac-Gray Corp	4,415	56		Asta Funding Inc	620		6
Matthews International Corp	617	22		BGC Partners Inc	24,100		100
McGrath RentCorp	429	13		Calamos Asset Management Inc	1,212		14
Monster Worldwide Inc (a)	4,327	22		California First National Bancorp	142		3
Multi-Color Corp	799	21		Cowen Group Inc (a)	60,170		170
Navigant Consulting Inc (a)	10,402	137		DFC Global Corp (a)	17,240		287
PDI Inc (a)	569	3		Doral Financial Corp (a)	8,034		6
Performant Financial Corp (a)	3,347	41		Duff & Phelps Corp	1,412		22
PHH Corp (a)	32,520	714		Encore Capital Group Inc (a)	6,085		184
Providence Service Corp/The (a)	617	11		Evercore Partners Inc - Class A	1,061		44
Quad/Graphics Inc	24,321	582		FBR & Co (a)	585		11
Rent-A-Center Inc/TX	2,440	90		Federal Agricultural Mortgage Corp	626		19
Resources Connection Inc	1,723	22		Home Loan Servicing Solutions Ltd	2,200		51
RPX Corp (a)	2,307	32		Horizon Technology Finance Corp	492		7
Sotheby's	1,575	59		Investment Technology Group Inc (a)	1,569		17
Stewart Enterprises Inc	3,120	29		Knight Capital Group Inc (a)	6,513		24
TeleTech Holdings Inc (a)	2,622	56		Manning & Napier Inc	853		14
TMS International Corp (a)	406	5		Marlin Business Services Corp	517		12
TrueBlue Inc (a)	7,286	153		Medley Capital Corp	1,173		19
Valassis Communications Inc	643	19		MicroFinancial Inc	336		3
Viad Corp	4,722	131		National Financial Partners Corp (a)	27,263		611
Xoom Corp (a)	1,000	23		Nelnet Inc	10,379		351
		$4,308		Nicholas Financial Inc	627		9
				Ocwen Financial Corp (a)	33,812		1,282
Computers - 1.37%				Piper Jaffray Cos (a)	10,822		371
CACI International Inc (a)	4,637	268
Computer Task Group Inc	226	5		SeaCube Container Leasing Ltd	14,300		328
Echelon Corp (a)	1,120	3		Stifel Financial Corp (a)	1,385		48
Electronics for Imaging Inc (a)	8,543	216		SWS Group Inc (a)	6,066		37
Fusion-io Inc (a)	3,600	59		Virtus Investment Partners Inc (a)	116		22
Imation Corp (a)	1,949	7		WageWorks Inc (a)	171		4
Insight Enterprises Inc (a)	14,310	295		Walter Investment Management Corp (a)	1,445		54
				World Acceptance Corp (a)	5,700		490
j2 Global Inc	501	20
Key Tronic Corp (a)	541	6					$4,839
Mentor Graphics Corp	1,722	31		Electric - 3.60%
Mercury Systems Inc (a)	1,952	14		Allete Inc	1,784		87
Qualys Inc (a)	150	2		Atlantic Power Corp	3,726		18
RealD Inc (a)	365	5		Avista Corp	2,103		58
Silicon Graphics International Corp (a)	2,224	31		Black Hills Corp	2,063		91
Silver Spring Networks Inc (a)	1,100	19		CH Energy Group Inc	535		35
Spansion Inc (a)	17,566	226		Cleco Corp	10,251		482
STEC Inc (a)	2,232	10		El Paso Electric Co	9,773		329
Sykes Enterprises Inc (a)	1,579	25		Empire District Electric Co/The	7,211		162
Unisys Corp (a)	12,462	284		IDACORP Inc	13,508		652
Vocera Communications Inc (a)	261	6		MGE Energy Inc	3,511		195
		$1,532		NorthWestern Corp	9,204		367
Consumer Products - 1.52%				Otter Tail Corp	1,589		49
ACCO Brands Corp (a)	2,480	16		Pike Electric Corp	1,084		15
American Greetings Corp	7,629	123		PNM Resources Inc	3,643		85
Central Garden and Pet Co - A Shares (a)	2,066	17		Portland General Electric Co	15,453		469
CSS Industries Inc	612	16		UIL Holdings Corp	4,116		163
Helen of Troy Ltd (a)	22,823	876		Unitil Corp	493		14
Prestige Brands Holdings Inc (a)	25,096	645		UNS Energy Corp	11,236		550
Spectrum Brands Holdings Inc	235	13		Westar Energy Inc	6,400		212
		$1,706					$4,033

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Electrical Components & Equipment - 0.76%				Entertainment (continued)
Advanced Energy Industries Inc (a)	1,622	$30		Scientific Games Corp (a)	1,621		$14
Belden Inc	1,214	62		Speedway Motorsports Inc	7,132		128
Encore Wire Corp	591	21		Vail Resorts Inc	836		52
EnerSys Inc (a)	11,037	503					$604
Generac Holdings Inc	545	19		Environmental Control - 0.72%
Insteel Industries Inc	1,036	17		Calgon Carbon Corp (a)	562		10
Littelfuse Inc	2,429	165
Powell Industries Inc (a)	318	17		Ceco Environmental Corp	8,172		106
Power-One Inc (a)	4,242	17		Darling International Inc (a)	12,634		227
				EnergySolutions Inc (a)	105,345		395
		$851		Heckmann Corp (a)	4,702		20
Electronics - 1.85%				Metalico Inc (a)	987		2
American Science & Engineering Inc	278	17		Met-Pro Corp	855		9
Bel Fuse Inc	666	10		Tetra Tech Inc (a)	728		22
Benchmark Electronics Inc (a)	11,557	208		US Ecology Inc	429		11
Brady Corp	13,288	446					$802
Checkpoint Systems Inc (a)	3,848	51
Coherent Inc	684	39		Food - 0.74%
CTS Corp	2,115	22		Arden Group Inc	23		2
Cymer Inc (a)	767	74		Boulder Brands Inc (a)	2,401		22
Daktronics Inc	1,720	18		Cal-Maine Foods Inc	126		5
				Dole Food Co Inc (a)	1,280		14
Electro Scientific Industries Inc	1,421	16
ESCO Technologies Inc	737	30		Fresh Del Monte Produce Inc	1,553		42
FEI Co	145	9		Harris Teeter Supermarkets Inc	1,356		58
GSI Group Inc (a)	9,838	84		Ingles Markets Inc	784		17
II-VI Inc (a)	489	8		John B Sanfilippo & Son Inc	500		10
Measurement Specialties Inc (a)	111	4		Pilgrim's Pride Corp (a)	738		7
				Post Holdings Inc (a)	489		21
Methode Electronics Inc	1,510	19
Multi-Fineline Electronix Inc (a)	437	7		Seaboard Corp	12		34
Newport Corp (a)	5,660	95		Seneca Foods Corp - Class A (a)	525		17
Park Electrochemical Corp	847	22		Spartan Stores Inc	27,983		491
Plexus Corp (a)	803	20		SUPERVALU Inc	3,246		16
Rofin-Sinar Technologies Inc (a)	1,163	32		Tootsie Roll Industries Inc	94		3
Rogers Corp (a)	382	18		TreeHouse Foods Inc (a)	476		31
Sanmina Corp (a)	60,826	691		Village Super Market Inc	530		18
Sypris Solutions Inc	8,631	36		Weis Markets Inc	447		18
TTM Technologies Inc (a)	2,167	17					$826
Viasystems Group Inc (a)	242	3		Forest Products & Paper - 1.10%
Vishay Precision Group Inc (a)	774	11		Boise Inc	22,285		193
Watts Water Technologies Inc	1,140	55		Buckeye Technologies Inc	15,313		458
Zygo Corp (a)	835	12		Clearwater Paper Corp (a)	296		16
		$2,074		Domtar Corp	1,300		101
Energy - Alternate Sources - 0.32%				KapStone Paper and Packaging Corp	1,442		40
FutureFuel Corp	2,014	25		Neenah Paper Inc	395		12
Green Plains Renewable Energy Inc (a)	24,169	276		Orchids Paper Products Co	188		4
Renewable Energy Group Inc (a)	6,843	53		PH Glatfelter Co	4,770		112
REX American Resources Corp (a)	316	7		Resolute Forest Products (a)	13,713		222
		$361		Schweitzer-Mauduit International Inc	1,912		74
							$1,232
Engineering & Construction - 1.17%
Aegion Corp (a)	1,367	32		Gas - 2.04%
Argan Inc	484	7		Chesapeake Utilities Corp	1,937		95
Dycom Industries Inc (a)	266	5		Laclede Group Inc/The	6,402		273
EMCOR Group Inc	18,507	785		New Jersey Resources Corp	6,539		294
Granite Construction Inc	1,567	50		Northwest Natural Gas Co	7,560		331
Layne Christensen Co (a)	712	15		Piedmont Natural Gas Co Inc	2,467		81
Michael Baker Corp	5,344	131		South Jersey Industries Inc	3,952		219
MYR Group Inc (a)	578	14		Southwest Gas Corp	11,245		534
Tutor Perini Corp (a)	7,627	147		WGL Holdings Inc	10,447		461
VSE Corp	4,959	124					$2,288
		$1,310		Hand & Machine Tools - 0.01%
Entertainment - 0.54%				Franklin Electric Co Inc	152		5
Bluegreen Corp (a)	903	9		Hardinge Inc	727		10
Carmike Cinemas Inc (a)	7,960	144					$15
Churchill Downs Inc	365	26		Healthcare - Products - 0.83%
International Speedway Corp	1,157	38		Affymetrix Inc (a)	4,450		21
Isle of Capri Casinos Inc (a)	9,900	62		AngioDynamics Inc (a)	1,532		18
Marriott Vacations Worldwide Corp (a)	1,109	48		ArthroCare Corp (a)	297		10
National CineMedia Inc	3,455	54		Cantel Medical Corp	800		24
Pinnacle Entertainment Inc (a)	1,971	29		CONMED Corp	1,127		38

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products (continued)				Home Furnishings (continued)
CryoLife Inc	1,735	$10		Universal Electronics Inc (a)	940		$22
Cynosure Inc (a)	386	10					$268
Exactech Inc (a)	415	9
Globus Medical Inc (a)	164	2		Housewares - 0.05%
Greatbatch Inc (a)	13,541	404		Lifetime Brands Inc	4,911		56
Hanger Inc (a)	1,358	43
ICU Medical Inc (a)	71	4		Insurance - 4.24%
Integra LifeSciences Holdings Corp (a)	2,521	98		Alterra Capital Holdings Ltd	9,474		299
Invacare Corp	1,267	17		American Equity Investment Life Holding Co	42,455		633
Merge Healthcare Inc (a)	856	3		American Safety Insurance Holdings Ltd (a)	3,511		88
Merit Medical Systems Inc (a)	1,578	19		Amerisafe Inc	11,343		403
Natus Medical Inc (a)	718	10		Amtrust Financial Services Inc	8,391		290
NuVasive Inc (a)	1,893	41		Argo Group International Holdings Ltd	925		38
Orthofix International NV (a)	235	8		Aspen Insurance Holdings Ltd	6,500		251
PhotoMedex Inc (a),(b)	127	2		Assured Guaranty Ltd	10,800		223
Solta Medical Inc (a)	4,318	10		Baldwin & Lyons Inc	574		14
STERIS Corp	605	25		Citizens Inc/TX (a)	1,389		12
SurModics Inc (a)	623	17		CNO Financial Group Inc	81,841		937
Symmetry Medical Inc (a)	1,589	18		Crawford & Co	3,948		29
West Pharmaceutical Services Inc	489	32		Donegal Group Inc	460		7
Wright Medical Group Inc (a)	1,566	37		Eastern Insurance Holdings Inc	418		8
Zeltiq Aesthetics Inc (a)	636	3		EMC Insurance Group Inc	281		7
		$933		Employers Holdings Inc	1,038		24
				Enstar Group Ltd (a)	302		37
Healthcare - Services - 2.02%				FBL Financial Group Inc	606		24
Almost Family Inc	9,899	203
Amedisys Inc (a)	1,880	21		First American Financial Corp	3,954		101
				Fortegra Financial Corp (a)	420		4
Amsurg Corp (a)	846	28
				Greenlight Capital Re Ltd (a)	723		18
Capital Senior Living Corp (a)	242	6
				Hallmark Financial Services (a)	829		7
Ensign Group Inc/The	414	14		Hilltop Holdings Inc (a)	1,625		22
Five Star Quality Care Inc (a)	69,382	464
Gentiva Health Services Inc (a)	1,917	21		Homeowners Choice Inc	421		11
HealthSouth Corp (a)	593	16		Horace Mann Educators Corp	2,424		51
Healthways Inc (a)	1,191	15		Infinity Property & Casualty Corp	422		24
Kindred Healthcare Inc (a)	2,109	22		Investors Title Co	77		5
LHC Group Inc (a)	881	19		Kansas City Life Insurance Co	260		10
Magellan Health Services Inc (a)	1,031	49		Maiden Holdings Ltd	8,054		86
Molina Healthcare Inc (a)	25,443	786		Meadowbrook Insurance Group Inc	9,400		66
				MGIC Investment Corp (a)	6,759		33
National Healthcare Corp	420	19		Montpelier Re Holdings Ltd ADR	1,790		47
Select Medical Holdings Corp	5,873	52
Skilled Healthcare Group Inc (a)	32,768	216		National Interstate Corp	393		12
Triple-S Management Corp (a)	13,804	240		National Western Life Insurance Co	136		24
				Navigators Group Inc/The (a)	363		21
Universal American Corp/NY	2,344	19
Vanguard Health Systems Inc (a)	269	4		Platinum Underwriters Holdings Ltd	1,342		75
WellCare Health Plans Inc (a)	887	51		Primerica Inc	1,814		59
				ProAssurance Corp	1,800		85
		$2,265		Radian Group Inc	4,778		51
Holding Companies - Diversified - 0.07%				RLI Corp	757		54
Harbinger Group Inc (a)	2,594	21		Safety Insurance Group Inc	520		26
National Bank Holdings Corp	2,300	42		Selective Insurance Group Inc	8,538		205
Primoris Services Corp	883	20		Stewart Information Services Corp	4,551		116
		$83		Symetra Financial Corp	13,070		175
				Tower Group International Ltd	897		17
Home Builders - 0.60%				United Fire Group Inc	824		21
Beazer Homes USA Inc (a)	881	14		Universal Insurance Holdings Inc	1,040		5
Hovnanian Enterprises Inc (a)	4,396	25
							$4,755
KB Home	6,946	151
M/I Homes Inc (a)	767	19		Internet - 0.49%
MDC Holdings Inc	7,071	259		1-800-Flowers.com Inc (a)	7,281		36
Meritage Homes Corp (a)	951	45		Bazaarvoice Inc (a)	2,600		19
Ryland Group Inc/The	811	34		Blucora Inc (a)	1,209		19
Standard Pacific Corp (a)	4,749	41		Envivio Inc (a)	2,600		4
TRI Pointe Homes Inc (a)	3,500	70		ePlus Inc	252		12
Winnebago Industries Inc (a)	864	18		Global Sources Ltd (a)	1,008		8
		$676		ICG Group Inc (a)	1,222		15
				IntraLinks Holdings Inc (a)	2,299		15
Home Furnishings - 0.24%				magicJack VocalTec Ltd (a)	273		4
Ethan Allen Interiors Inc	206	7		Perficient Inc (a)	461		5
Kimball International Inc	19,825	179		QuinStreet Inc (a)	2,043		12
La-Z-Boy Inc	1,520	29		Shutterfly Inc (a)	956		42
TiVo Inc (a)	2,511	31		Shutterstock Inc (a)	326		15
				support.com Inc (a)	920		4

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet (continued)				Media (continued)
TechTarget Inc (a)	961	$5		Courier Corp	9,611		$139
United Online Inc	32,744	197		Crown Media Holdings Inc (a)	1,641		3
ValueClick Inc (a)	1,204	36		Daily Journal Corp (a)	60		7
VASCO Data Security International Inc (a)	974	8		Demand Media Inc (a)	482		4
WebMD Health Corp (a)	3,688	89		Dolan Co/The (a)	1,895		4
		$545		Entercom Communications Corp (a)	38,823		288
				Entravision Communications Corp	3,173		10
Investment Companies - 1.17%				EW Scripps Co (a)	1,881		23
Apollo Investment Corp	37,124	310		Fisher Communications Inc	559		22
BlackRock Kelso Capital Corp	3,013	30		Journal Communications Inc (a)	26,746		180
Capital Southwest Corp	122	14		LIN TV Corp (a)	36,101		397
Fifth Street Finance Corp	4,310	48		McClatchy Co/The (a)	3,652		11
Gladstone Capital Corp	4,621	42		Meredith Corp	1,511		58
Golub Capital BDC Inc	994	16		New York Times Co/The (a)	5,685		56
KCAP Financial Inc	13,108	141		Nexstar Broadcasting Group Inc	538		10
Main Street Capital Corp	1,151	37		Saga Communications Inc	293		13
MCG Capital Corp	12,501	60		Salem Communications Corp	3,400		27
Medallion Financial Corp	1,127	15		Scholastic Corp	1,082		29
New Mountain Finance Corp	1,217	18		Sinclair Broadcast Group Inc	4,287		87
NGP Capital Resources Co	1,351	10					$1,392
PennantPark Investment Corp	2,337	26
Prospect Capital Corp	39,238	428		Metal Fabrication & Hardware - 1.43%
Solar Capital Ltd	1,809	43		CIRCOR International Inc	653		28
Solar Senior Capital Ltd	598	11		Eastern Co/The	391		7
Stellus Capital Investment Corp	410	6		Kaydon Corp	1,149		29
TCP Capital Corp	361	6		LB Foster Co	6,470		286
TICC Capital Corp	1,690	17		Mueller Industries Inc	672		36
Triangle Capital Corp	1,115	31		Mueller Water Products Inc - Class A	3,377		20
		$1,309		NN Inc (a)	11,073		105
				Northwest Pipe Co (a)	589		17
Iron & Steel - 0.04%				Rexnord Corp (a)	804		17
AK Steel Holding Corp	4,075	14		RTI International Metals Inc (a)	1,087		35
Metals USA Holdings Corp	552	11		Worthington Industries Inc	33,171		1,027
Schnitzer Steel Industries Inc	906	24					$1,607
		$49
				Mining - 0.97%
Leisure Products & Services - 0.08%				AMCOL International Corp	91		3
Callaway Golf Co	2,333	15		Century Aluminum Co (a)	1,847		14
Johnson Outdoors Inc (a)	655	15		Coeur d'Alene Mines Corp (a)	17,800		335
Life Time Fitness Inc (a)	199	9
WMS Industries Inc (a)	1,975	50		Globe Specialty Metals Inc	20,274		282
				Golden Star Resources Ltd (a)	9,281		15
		$89		Hecla Mining Co	11,853		47
Lodging - 0.07%				Horsehead Holding Corp (a)	1,572		17
Ameristar Casinos Inc	269	7		Kaiser Aluminum Corp	802		52
Marcus Corp	1,132	14		Materion Corp	666		19
Monarch Casino & Resort Inc (a)	553	6		McEwen Mining Inc (a)	9,014		26
Orient-Express Hotels Ltd (a)	3,472	34		Revett Minerals Inc (a)	13,906		32
Ryman Hospitality Properties	387	18		Stillwater Mining Co (a)	4,808		62
		$79		US Silica Holdings Inc	7,800		184
							$1,088
Machinery - Construction & Mining - 0.05%
Astec Industries Inc	719	25		Miscellaneous Manufacturing - 1.36%
Hyster-Yale Materials Handling Inc	447	26		Actuant Corp	2,384		73
		$51		American Railcar Industries Inc	338		16
				AO Smith Corp	1,145		84
Machinery - Diversified - 1.49%				Barnes Group Inc	2,200		64
Alamo Group Inc	435	17		Chase Corp	402		8
Albany International Corp	989	29		EnPro Industries Inc (a)	12,496		639
Altra Holdings Inc	2,967	81		Federal Signal Corp (a)	2,011		16
Applied Industrial Technologies Inc	11,159	502		FreightCar America Inc	4,353		95
Briggs & Stratton Corp	26,974	669		GP Strategies Corp (a)	3,585		86
Cascade Corp	1,007	66		Koppers Holdings Inc	1,800		79
Columbus McKinnon Corp/NY (a)	788	15		LSB Industries Inc (a)	500		17
Flow International Corp (a)	2,375	9		Lydall Inc (a)	1,075		17
Hurco Cos Inc (a)	402	11		Movado Group Inc	681		23
Intermec Inc (a)	1,868	18		NL Industries Inc	408		5
Kadant Inc	9,461	236		Park-Ohio Holdings Corp (a)	2,730		90
NACCO Industries Inc	343	18		Proto Labs Inc (a)	900		44
		$1,671		Standex International Corp	1,893		105
				STR Holdings Inc (a)	12,900		28
Media - 1.24%
Belo Corp	2,476	24		Tredegar Corp	1,051		31

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Miscellaneous Manufacturing (continued)				Pharmaceuticals (continued)
Trimas Corp (a)	160	$5		Alkermes PLC (a)	11,700		$277
		$1,525		BioScrip Inc (a)	1,992		25
				Cumberland Pharmaceuticals Inc (a)	333		2
Office Furnishings - 0.29%				Hi-Tech Pharmacal Co Inc	413		14
Knoll Inc	1,100	20		Impax Laboratories Inc (a)	16,900		261
Steelcase Inc	20,759	306		Lannett Co Inc (a)	1,007		10
		$326		Natural Grocers by Vitamin Cottage Inc (a)	266		6
Oil & Gas - 2.61%				Nature's Sunshine Products Inc	278		4
Adams Resources & Energy Inc	132	7		Nutraceutical International Corp	550		10
Alon USA Energy Inc	126	2		PharMerica Corp (a)	11,225		157
Berry Petroleum Co	3,900	180		Progenics Pharmaceuticals Inc (a)	7,000		38
Bill Barrett Corp (a)	1,717	35		Targacept Inc (a)	1,692		7
Bonanza Creek Energy Inc (a)	2,929	113		TESARO Inc (a)	3,000		66
Callon Petroleum Co (a)	2,482	9		ViroPharma Inc (a)	2,627		66
Carrizo Oil & Gas Inc (a)	344	9					$955
Clayton Williams Energy Inc (a)	336	15
Comstock Resources Inc (a)	1,725	28		Pipelines - 0.08%
				SemGroup Corp (a)	1,726		89
CVR Energy Inc	10,133	523
Delek US Holdings Inc	700	28
Energy XXI Bermuda Ltd	8,186	223		Private Equity - 0.27%
EPL Oil & Gas Inc (a)	31,345	841		American Capital Ltd (a)	14,400		210
Forest Oil Corp (a)	4,224	22		Fidus Investment Corp	3,464		66
Gulfport Energy Corp (a)	2,074	95		Hercules Technology Growth Capital Inc	2,158		27
Hercules Offshore Inc (a)	6,536	48					$303
Magnum Hunter Resources Corp (a)	3,428	14
McMoRan Exploration Co (a)	3,638	59		Publicly Traded Investment Fund - 0.01%
Parker Drilling Co (a)	4,821	21		THL Credit Inc	947		14
PDC Energy Inc (a)	1,068	53
Resolute Energy Corp (a)	1,994	23		Real Estate - 0.05%
Rex Energy Corp (a)	1,769	29		Forestar Group Inc (a)	1,242		27
Stone Energy Corp (a)	2,042	44		HFF Inc	302		6
Swift Energy Co (a)	1,536	23		Kennedy-Wilson Holdings Inc	1,546		24
Synergy Resources Corp (a)	2,322	16					$57
Vaalco Energy Inc (a)	15,400	117
Vantage Drilling Co (a)	11,899	21		REITS - 12.26%
W&T Offshore Inc	17,433	247		AG Mortgage Investment Trust Inc	961		24
Warren Resources Inc (a)	3,637	12		Agree Realty Corp	612		18
Western Refining Inc	2,067	73		American Assets Trust Inc	1,520		49
		$2,930		American Campus Communities Inc	9,600		435
				American Capital Mortgage Investment Corp	2,104		54
Oil & Gas Services - 1.64%				Anworth Mortgage Asset Corp	109,017		690
Basic Energy Services Inc (a)	1,273	17		Apollo Commercial Real Estate Finance Inc	1,078		19
Bolt Technology Corp	540	9		Apollo Residential Mortgage Inc	781		17
C&J Energy Services Inc (a)	16,274	373		ARMOUR Residential REIT Inc	13,346		87
Dawson Geophysical Co (a)	2,796	84		Ashford Hospitality Trust Inc	37,115		459
Exterran Holdings Inc (a)	2,677	72		Associated Estates Realty Corp	998		19
Forbes Energy Services Ltd (a)	934	3		Campus Crest Communities Inc	1,381		19
Forum Energy Technologies Inc (a)	7,500	216		CapLease Inc	34,494		220
Gulf Island Fabrication Inc	906	19		Capstead Mortgage Corp	60,336		773
Helix Energy Solutions Group Inc (a)	22,863	523		Cedar Realty Trust Inc	35,500		217
Hornbeck Offshore Services Inc (a)	1,458	68		Chesapeake Lodging Trust	12,622		290
Key Energy Services Inc (a)	6,237	50		Colonial Properties Trust	3,152		71
Matrix Service Co (a)	1,308	20		Colony Financial Inc	2,897		64
Mitcham Industries Inc (a)	294	5		Coresite Realty Corp	14,200		497
Natural Gas Services Group Inc (a)	774	15		Cousins Properties Inc	3,288		35
Newpark Resources Inc (a)	3,712	34		CreXus Investment Corp	2,387		31
Pioneer Energy Services Corp (a)	2,026	17		CubeSmart	5,669		90
RPC Inc	5,439	83		CYS Investments Inc	29,773		350
Superior Energy Services Inc (a)	6,376	166		DCT Industrial Trust Inc	57,966		429
Tesco Corp (a)	1,255	17		DiamondRock Hospitality Co	6,740		63
Tetra Technologies Inc (a)	3,180	33		DuPont Fabros Technology Inc	1,454		35
Willbros Group Inc (a)	1,862	18		Dynex Capital Inc	1,948		21
		$1,842		EastGroup Properties Inc	1,113		65
Packaging & Containers - 0.71%				Education Realty Trust Inc	4,034		43
Graphic Packaging Holding Co (a)	53,586	401		EPR Properties	5,171		269
Rock Tenn Co	4,200	390		Equity One Inc	2,523		60
UFP Technologies Inc (a)	346	7		Excel Trust Inc	1,601		22
				Extra Space Storage Inc	3,900		153
		$798		FelCor Lodging Trust Inc (a)	29,000		173
Pharmaceuticals - 0.85%				First Industrial Realty Trust Inc	51,365		880
Achillion Pharmaceuticals Inc (a)	1,400	12		First Potomac Realty Trust	1,827		27

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
REITS (continued)				Retail (continued)
Franklin Street Properties Corp	3,335	$49		Destination Maternity Corp	3,971		$93
Geo Group Inc/The	3,302	124		Destination XL Group Inc (a)	2,644		13
Getty Realty Corp	4,219	86		Dillard's Inc	3,300		259
Glimcher Realty Trust	869	10		Ezcorp Inc (a)	941		20
Government Properties Income Trust	1,979	51		Fiesta Restaurant Group Inc (a)	100		3
Healthcare Realty Trust Inc	4,013	114		Fifth & Pacific Cos Inc (a)	4,035		76
Hersha Hospitality Trust	6,167	36		Finish Line Inc/The	1,317		26
Highwoods Properties Inc	680	27		Five Below Inc (a)	340		13
Home Properties Inc	1,100	70		Fred's Inc	1,537		21
Hudson Pacific Properties Inc	1,998	43		Group 1 Automotive Inc	956		57
Inland Real Estate Corp	1,503	15		Haverty Furniture Cos Inc	1,207		25
Invesco Mortgage Capital Inc	8,358	179		hhgregg Inc (a)	8,085		89
Investors Real Estate Trust	4,181	41		Jack in the Box Inc (a)	534		18
iStar Financial Inc (a)	3,026	33		Jos A Bank Clothiers Inc (a)	124		5
Kite Realty Group Trust	15,450	104		Kirkland's Inc (a)	855		10
LaSalle Hotel Properties	5,903	149		Krispy Kreme Doughnuts Inc (a)	2,481		36
Lexington Realty Trust	52,071	615		Lithia Motors Inc	904		43
LTC Properties Inc	8,563	348		Luby's Inc (a)	1,259		9
Medical Properties Trust Inc	6,237	100		MarineMax Inc (a)	1,274		17
MFA Financial Inc	33,537	313		Men's Wearhouse Inc	1,681		56
Monmouth Real Estate Investment Corp	1,401	16		Office Depot Inc (a)	11,849		47
National Retail Properties Inc	6,000	217		OfficeMax Inc	58,713		682
NorthStar Realty Finance Corp	6,908	66		Pantry Inc/The (a)	27,446		342
One Liberty Properties Inc	713	16		Papa John's International Inc (a)	400		25
Parkway Properties Inc/Md	23,868	443		PC Connection Inc	560		9
Pebblebrook Hotel Trust	2,725	70		Penske Automotive Group Inc	1,314		44
Pennsylvania Real Estate Investment Trust	31,105	603		Pep Boys-Manny Moe & Jack/The (a)	1,894		22
PennyMac Mortgage Investment Trust	2,112	55		Red Robin Gourmet Burgers Inc (a)	335		15
Potlatch Corp	12,987	596		Regis Corp	2,401		44
RAIT Financial Trust	7,547	60		Restoration Hardware Holdings Inc (a)	900		32
Ramco-Gershenson Properties Trust	9,052	152		Rite Aid Corp (a)	188,930		359
Redwood Trust Inc	45,821	1,062		Ruby Tuesday Inc (a)	2,278		17
Resource Capital Corp	3,548	23		Rush Enterprises Inc - Class A (a)	1,349		33
Retail Opportunity Investments Corp	1,889	26		Ruth's Hospitality Group Inc (a)	26,300		251
RLJ Lodging Trust	4,954	113		Saks Inc (a)	4,585		53
Rouse Properties Inc	793	14		Shoe Carnival Inc	898		18
Sabra Health Care REIT Inc	1,705	49		Sonic Automotive Inc	1,782		39
Select Income REIT	729	19		Sonic Corp (a)	695		9
Silver Bay Realty Trust Corp	519	11		Stage Stores Inc	1,279		33
Sovran Self Storage Inc	160	10		Stein Mart Inc	1,718		14
Spirit Realty Capital Inc	972	18		Steinway Musical Instruments Inc (a)	433		10
STAG Industrial Inc	1,299	28		Susser Holdings Corp (a)	404		21
Starwood Property Trust Inc	6,226	173		Systemax Inc	654		6
Summit Hotel Properties Inc	2,001	21		Tuesday Morning Corp (a)	19,709		153
Sun Communities Inc	3,500	173		West Marine Inc (a)	957		11
Sunstone Hotel Investors Inc (a)	5,782	71		World Fuel Services Corp	2,500		99
Terreno Realty Corp	1,197	22					$5,838
Two Harbors Investment Corp	10,592	134
UMH Properties Inc	714	7		Savings & Loans - 1.27%
Universal Health Realty Income Trust	283	16		Astoria Financial Corp	3,124		31
				B of I Holding Inc (a)	3,172		114
Washington Real Estate Investment Trust	1,627	45
Western Asset Mortgage Capital Corp	669	16		BankFinancial Corp	4,800		39
Whitestone REIT	872	13		Berkshire Hills Bancorp Inc	3,810		98
Winthrop Realty Trust	9,540	120		Brookline Bancorp Inc	2,500		23
		$13,753		Dime Community Bancshares Inc	1,287		19
				ESB Financial Corp	654		9
Retail - 5.20%				ESSA Bancorp Inc	615		7
Asbury Automotive Group Inc (a)	200	7		EverBank Financial Corp	798		12
Barnes & Noble Inc (a)	1,086	18		First Defiance Financial Corp	613		14
Big 5 Sporting Goods Corp	1,049	16		First Financial Holdings Inc	5,500		115
Biglari Holdings Inc (a)	44	16		First Niagara Financial Group Inc	13,446		119
Bloomin' Brands Inc (a)	308	6		Flushing Financial Corp	5,365		90
Bob Evans Farms Inc	1,049	45		Fox Chase Bancorp Inc	793		13
Brown Shoe Co Inc	28,487	456		Heritage Financial Group Inc	455		7
Cabela's Inc (a)	9,838	598		Hingham Institution for Savings	73		5
Cash America International Inc	2,802	147		Home Bancorp Inc (a)	429		8
Children's Place Retail Stores Inc/The (a)	628	28		HomeStreet Inc (a)	11,743		262
Conn's Inc (a)	19,500	700		Investors Bancorp Inc	1,499		28
Cracker Barrel Old Country Store Inc	5,900	477		NASB Financial Inc (a)	265		6
Del Frisco's Restaurant Group Inc (a)	2,297	39		Northwest Bancshares Inc	3,974		50
Denny's Corp (a)	1,304	8		OceanFirst Financial Corp	3,905		56

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Savings & Loans (continued)				Software (continued)
Oritani Financial Corp	1,213	$19		Ebix Inc	444		$7
Peoples Federal Bancshares Inc	381	7		EPIQ Systems Inc	5,167		72
Provident Financial Holdings Inc	2,312	39		Greenway Medical Technologies (a)	106		2
Provident Financial Services Inc	8,364	128		Guidewire Software Inc (a)	1,300		50
Provident New York Bancorp	1,410	13		ManTech International Corp/VA	5,029		135
Rockville Financial Inc	1,170	15		MedAssets Inc (a)	6,344		122
SI Financial Group Inc	656	8		Model N Inc (a)	3,400		67
Territorial Bancorp Inc	693	17		Omnicell Inc (a)	1,180		22
WSFS Financial Corp	1,110	54		Pervasive Software Inc (a)	772		7
		$1,425		Progress Software Corp (a)	2,355		54
				Proofpoint Inc (a)	800		14
Semiconductors - 3.40%				Rosetta Stone Inc (a)	340		5
Aeroflex Holding Corp (a)	1,246	10
Alpha & Omega Semiconductor Ltd (a)	3,282	30		Sapiens International Corp NV	852		5
				Seachange International Inc (a)	1,798		21
Ambarella Inc (a)	248	4		SS&C Technologies Holdings Inc (a)	988		30
Amkor Technology Inc (a)	58,386	233		SYNNEX Corp (a)	12,172		451
Applied Micro Circuits Corp (a)	2,341	17
ATMI Inc (a)	1,225	27					$1,887
AXT Inc (a)	2,032	6		Storage & Warehousing - 0.05%
Brooks Automation Inc	2,708	28		Mobile Mini Inc (a)	1,364		40
Ceva Inc (a)	355	6		Wesco Aircraft Holdings Inc (a)	831		12
Diodes Inc (a)	1,455	31					$52
DSP Group Inc (a)	5,500	44
Emulex Corp (a)	3,541	23		Telecommunications - 1.82%
Entegris Inc (a)	20,044	197		Anaren Inc (a)	760		15
Entropic Communications Inc (a)	3,591	15		Anixter International Inc	448		31
Exar Corp (a)	2,017	21		Arris Group Inc (a)	24,993		429
First Solar Inc (a)	37,556	1,012		Aviat Networks Inc (a)	15,466		52
GSI Technology Inc (a)	1,301	9		Black Box Corp	4,074		89
GT Advanced Technologies Inc (a)	107,528	354		Cbeyond Inc (a)	1,600		12
Integrated Device Technology Inc (a)	5,804	43		Ciena Corp (a)	867		14
Integrated Silicon Solution Inc (a)	18,821	173		Cincinnati Bell Inc (a)	5,028		16
Intermolecular Inc (a)	5,500	56		Comtech Telecommunications Corp	4,632		113
International Rectifier Corp (a)	2,481	52		Consolidated Communications Holdings Inc	13,284		233
				DigitalGlobe Inc (a)	1,009		29
Intersil Corp	4,548	40		EarthLink Inc	4,272		23
IXYS Corp	10,947	105		Finisar Corp (a)	3,724		49
Lattice Semiconductor Corp (a)	4,211	23
LTX-Credence Corp (a)	37,600	227		Globecomm Systems Inc (a)	331		4
MEMC Electronic Materials Inc (a)	6,449	28		Harmonic Inc (a)	12,907		75
Mindspeed Technologies Inc (a)	16,600	55		Hawaiian Telcom Holdco Inc (a)	645		15
MKS Instruments Inc	7,643	208		IDT Corp - Class B	61		1
Nanometrics Inc (a)	964	14		Iridium Communications Inc (a)	2,693		16
OmniVision Technologies Inc (a)	1,877	26		Loral Space & Communications Inc	40		2
Peregrine Semiconductor Corp (a)	8,600	84		Netgear Inc (a)	855		29
Pericom Semiconductor Corp (a)	8,888	60		Neutral Tandem Inc	1,774		6
Photronics Inc (a)	14,822	100		Oplink Communications Inc (a)	3,498		58
PMC - Sierra Inc (a)	10,800	73		Plantronics Inc	1,153		51
QLogic Corp (a)	2,814	33		Preformed Line Products Co	131		9
Rambus Inc (a)	3,675	21		Premiere Global Services Inc (a)	27,334		300
				RF Micro Devices Inc (a)	9,951		53
Richardson Electronics Ltd/United States	803	10
Rudolph Technologies Inc (a)	4,912	57		Shenandoah Telecommunications Co	1,481		23
Skyworks Solutions Inc (a)	3,100	68		Sonus Networks Inc (a)	6,953		18
				Symmetricom Inc (a)	7,822		36
Supertex Inc	649	14		Telenav Inc (a)	21,744		140
Tessera Technologies Inc	1,860	35
TriQuint Semiconductor Inc (a)	6,891	35		Tellabs Inc	13,069		27
Ultra Clean Holdings (a)	10,357	67		Telular Corp	412		4
Veeco Instruments Inc (a)	1,177	45		Tessco Technologies Inc	166		4
		$3,819		USA Mobility Inc	2,481		32
				Vonage Holdings Corp (a)	11,579		33
Software - 1.68%							$2,041
Accelrys Inc (a)	2,234	22
Acxiom Corp (a)	3,090	63		Textiles - 0.09%
Aspen Technology Inc (a)	6,029	195		Culp Inc	548		9
Audience Inc (a)	3,600	55		G&K Services Inc	763		35
AVG Technologies NV (a)	3,900	54		UniFirst Corp/MA	587		53
Avid Technology Inc (a)	6,780	43					$97
Bottomline Technologies de Inc (a)	891	25		Transportation - 0.73%
CSG Systems International Inc (a)	8,406	178		Air Transport Services Group Inc (a)	3,316		19
Demandware Inc (a)	1,900	48		Atlas Air Worldwide Holdings Inc (a)	1,072		44
Digi International Inc (a)	6,822	60		Bristow Group Inc	1,476		97
Digital River Inc (a)	5,617	80		Gulfmark Offshore Inc	7,567		295

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 28, 2013 (unaudited)

				Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held	Value(000	's)	Sector	Percent
				Financial	37.34%
Transportation (continued)				Industrial	13.12%
Heartland Express Inc	684	$9		Consumer, Cyclical	11.35%
Knightsbridge Tankers Ltd	1,518	12		Consumer, Non-cyclical	11.10%
Marten Transport Ltd	980	20		Technology	6.45%
Nordic American Tankers Ltd	1,898	22		Utilities	5.86%
PHI Inc (a)	495	17		Energy	4.79%
Roadrunner Transportation Systems Inc (a)	426	10		Basic Materials	3.65%
Saia Inc (a)	531	19		Communications	3.57%
Scorpio Tankers Inc	2,976	27		Diversified	0.07%
Ship Finance International Ltd	2,009	35		Other Assets in Excess of Liabilities, Net	2.70%
Swift Transportation Co (a)	9,200	131		TOTAL NET ASSETS	100.00%
Universal Truckload Services Inc (a)	2,240	52
Werner Enterprises Inc	383	9
		$818
Trucking & Leasing - 0.51%
AMERCO	3,052	530
Greenbrier Cos Inc (a)	815	18
TAL International Group Inc	588	27
		$575
Water - 0.22%
American States Water Co	2,089	120
Artesian Resources Corp	1,766	40
California Water Service Group	3,050	61
Consolidated Water Co Ltd	1,100	11
PICO Holdings Inc (a)	816	18
		$250
TOTAL COMMON STOCKS		$105,899
	Maturity
REPURCHASE AGREEMENTS - 2.91%	Amount (000's)	Value(000	's)

Banks - 2.91%
Investment in Joint Trading Account; Credit	$615	$616
Suisse Repurchase Agreement; 0.18%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $627,736; 4.25% - 8.75%; dated
08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	494	494
Bank Repurchase Agreement; 0.20% dated
03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $503,595; 0.00% - 6.25%; dated
06/26/13 - 08/08/35)
Investment in Joint Trading Account; JP	1,292	1,292
Morgan Repurchase Agreement; 0.17%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $1,318,243; 0.00% - 11.25%;
dated 04/05/13 - 11/15/40)
Investment in Joint Trading Account; Merrill	862	861
Lynch Repurchase Agreement; 0.12%
dated 03/28/2013 maturing 04/01/2013
(collateralized by US Government
Securities; $878,829; 0.13% - 6.18%; dated
03/20/14 - 08/15/42)
		$3,263
TOTAL REPURCHASE AGREEMENTS		$3,263
Total Investments		$109,162
Other Assets in Excess of Liabilities, Net - 2.70%		$3,024
TOTAL NET ASSETS - 100.00%		$112,186

(a) Non-Income Producing Security
(b) Security is Illiquid

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 28, 2013 (unaudited)

Futures Contracts

	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
Russell 2000 Mini; June 2013	Long	67	$6,246	$6,358	$112
Total					$112
All dollar amounts are shown in thousands (000's)

See accompanying notes.

Glossary to the Schedules of Investments
March 28, 2013 (unaudited)

Currency Abbreviations
EUR	Euro
USD/$	United States Dollar

See accompanying notes.

Federal Income Tax Basis. At March 28, 2013, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost for federal income tax purposes

Asset Allocation Account	$4,783	$(1,517)	$3,266	$50,532
Balanced Account	6,071	(393)	5,678	46,541
Bond & Mortgage Securities Account	9,764	(2,840)	6,924	358,468
Bond Market Index Account	5,910	(3,077)	2,833	825,523
Diversified Balanced Account	68,452	(214)	68,238	584,207
Diversified Growth Account	176,481	(621)	175,860	1,233,060
Diversified Income Account	2,405	(76)	2,329	61,748
Diversified International Account	83,541	(8,233)	75,308	398,003
Equity Income Account	189,656	(9,449)	180,207	459,719
Government & High Quality Bond Account	16,399	(2,095)	14,304	402,891
Income Account	26,046	(1,842)	24,204	264,452
International Emerging Markets Account	21,578	(7,086)	14,492	135,180
LargeCap Blend Account II	31,143	(1,633)	29,510	133,889
LargeCap Growth Account	57,649	(1,586)	56,063	163,120
LargeCap Growth Account I	66,728	(3,613)	63,115	195,391
LargeCap S&P 500 Index Account	221,796	(28,787)	193,009	853,161
LargeCap Value Account	46,392	(627)	45,765	201,842
MidCap Blend Account	197,525	(6,213)	191,312	439,128
Money Market Account	—	—	—	293,092
Principal Capital Appreciation Account	65,640	(2,263)	63,377	96,436
Principal LifeTime 2010 Account	5,361	(1,487)	3,874	43,572
Principal LifeTime 2020 Account	27,692	(8,965)	18,727	201,089
Principal LifeTime 2030 Account	18,215	(2,483)	15,732	84,099
Principal LifeTime 2040 Account	4,231	(1,126)	3,105	26,979
Principal LifeTime 2050 Account	2,752	(747)	2,005	15,891
Principal LifeTime Strategic Income Account	3,032	(441)	2,591	30,207
Real Estate Securities Account	32,627	(351)	32,276	107,733
SAM Balanced Portfolio	205,264	(869)	204,395	741,888
SAM Conservative Balanced Portfolio	34,352	(18)	34,334	182,694
SAM Conservative Growth Portfolio	51,746	(1,388)	50,358	193,745
SAM Flexible Income Portfolio	31,664	(23)	31,641	211,641
SAM Strategic Growth Portfolio	39,035	(1,317)	37,718	139,069
Short-Term Income Account	5,922	(373)	5,549	250,251
SmallCap Blend Account	11,088	(747)	10,341	42,799
SmallCap Growth Account II	13,989	(1,397)	12,592	43,758
SmallCap Value Account I	25,856	(3,148)	22,708	86,454

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), along with Diversified Balanced Account, Diversified Income Account, and Diversified Growth Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Asset Allocation Account, Balanced Account, Bond & Mortgage Securities Account, Bond Market Index Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap Value Account, MidCap Blend Account, MidCap Stock Account, Principal Capital Appreciation Account, Real Estate Securities Account, Short-Term Income Account, SmallCap Blend Account, SmallCap Growth Account II, and SmallCap Value Account I “known as the Accounts” value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Accounts’ Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset value are reflected in the Accounts’ net asset value. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each Account invests in foreign securities listed on foreign exchanges which trade on days on which the Account does not determine its net asset value, for example weekends and other customary national U.S. holidays, the Accounts’ net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Accounts’ Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Account values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Account.

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Accounts’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Below is a table which provides quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy:

Account	Asset Type	Fair Value at 03/28/13 (in thousands)	Valuation Technique	Unobservable input	Input Values (s)

Government & High
Quality Bond Account	Bonds	5,119	Third Party Vendor	Broker Quote	86.00 - 101.85

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Accounts’ Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Accounts’ assets and liabilities. There were no significant transfers into or out of Level 3 and the table below includes transfers from Level 2 to Level 1 at March 28, 2013 because of movement from bid prices received to exchange close prices received for preferred securities.

Diversified International Account	$979,092
International Emerging Markets Account	$834,804

The following is a summary of the inputs used as of March 28, 2013 in valuing the Accounts' securities carried at value (amounts shown in thousands):

		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Fund

Asset Allocation Account
Bonds		$—	$9,694	$—	$9,694
Common Stocks
Basic Materials		406	548	—	954
Communications		2,315	612	—	2,927
Consumer, Cyclical		2,258	659	—	2,917
Consumer, Non-cyclical		4,523	1,108	—	5,631
Diversified		—	86	—	86
Energy		1,994	557	—	2,551
Financial		3,092	1,730	—	4,822
Industrial		1,868	195	—	2,063
Technology		2,272	132	—	2,404
Utilities		722	626	—	1,348
Municipal Bonds		—	208	—	208
Preferred Stocks
Communications		—	4	—	4
Consumer, Cyclical		—	88	—	88
Utilities		—	4	—	4
Repurchase Agreements		—	4,747	—	4,747
U.S. Government & Government Agency Obligations		—	13,350	—	13,350
	Total investments in securities $	19,450	$34,348	$—	$53,798
Assets
Equity Contracts**
Futures		$263	$—	$—	$263
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$121	$—	$121
Liabilities
Equity Contracts**
Futures		$(69)	$—	$—	$(69)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(40)	$—	$(40)
Interest Rate Contracts**
Futures		$(21)	$—	$—	$(21)

Balanced Account
Bonds		$—	$11,465	$40	$11,505
Common Stocks*		32,157	—	—	32,157
Repurchase Agreements		—	693	—	693
U.S. Government & Government Agency Obligations		—	7,864	—	7,864
	Total investments in securities $	32,157	$20,022	$40	$52,219
Assets
Equity Contracts**
Futures		$3	$—	$—	$3

Bond & Mortgage Securities Account
Bonds		$—	$214,532	$362	$214,894
Common Stocks*		—	—	—	—
Repurchase Agreements		—	5,189	—	5,189
Senior Floating Rate Interests		—	11,001	—	11,001
U.S. Government & Government Agency Obligations		—	134,308	—	134,308
	Total investments in securities $	—	$365,030	$362	$365,392
Assets
Interest Rate Contracts**
Interest Rate Swaps		$—	$64	$—	$64
Liabilities
Credit Contracts**
Credit Default Swaps		$—	$(77)	$—	$(77)

Bond Market Index Account
Bonds		$—	$270,291	$456	$270,747
Municipal Bonds		—	8,534	—	8,534
U.S. Government & Government Agency Obligations		—	549,075	—	549,075
	Total investments in securities $	—	$827,900	$456	$828,356

Diversified Balanced Account
Investment Companies		$652,445	$—	$—	$652,445
	Total investments in securities $	652,445	$—	$—	$652,445

Diversified Growth Account
Investment Companies		$1,408,920	$—	$—	$1,408,920
	Total investments in securities $	1,408,920	$—	$—	$1,408,920

		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Fund

Diversified Income Account
Investment Companies		$64,077	$—	$—	$64,077
	Total investments in securities $	64,077	$—	$—	$64,077

Diversified International Account
Common Stocks
Basic Materials		$11,208	$22,822	$—	$34,030
Communications		5,063	28,555	—	33,618
Consumer, Cyclical		5,789	54,071	—	59,860
Consumer, Non-cyclical		7,205	75,158	—	82,363
Diversified		975	2,158	—	3,133
Energy		12,619	27,885	—	40,504
Financial		12,985	114,150	—	127,135
Industrial		7,438	40,483	—	47,921
Technology		1,236	26,252	—	27,488
Utilities		859	8,251	—	9,110
Preferred Stocks
Basic Materials		—	1,060	—	1,060
Communications		670	—	—	670
Consumer, Cyclical		—	1,585	—	1,585
Financial		1,058	1,545	—	2,603
Repurchase Agreements		—	2,231	—	2,231
	Total investments in securities $	67,105	$406,206	$—	$473,311

Equity Income Account
Common Stocks*		$634,115	$—	$—	$634,115
Repurchase Agreements		—	5,811	—	5,811
	Total investments in securities $	634,115	$5,811	$—	$639,926

Government & High Quality Bond Account
Bonds		$—	$126,085	$5,119	$131,204
Repurchase Agreements		—	2,902	—	2,902
U.S. Government & Government Agency Obligations		—	283,089	—	283,089
	Total investments in securities $	—	$412,076	$5,119	$417,195

Income Account
Bonds		$—	$204,011	$1,821	$205,832
Common Stocks*		—	—	—	—
Convertible Bonds		—	1,907	—	1,907
Repurchase Agreements		—	6,566	—	6,566
Senior Floating Rate Interests		—	2,906	—	2,906
U.S. Government & Government Agency Obligations		—	71,445	—	71,445
	Total investments in securities $	—	$286,835	$1,821	$288,656

International Emerging Markets Account
Common Stocks
Basic Materials		$5,938	$7,027	$—	$12,965
Communications		2,995	8,817	—	11,812
Consumer, Cyclical		1,341	7,549	—	8,890
Consumer, Non-cyclical		10,770	3,121	—	13,891
Diversified		1,331	3,666	—	4,997
Energy		7,018	11,311	—	18,329
Financial		7,199	29,833	—	37,032
Industrial		986	8,355	—	9,341
Technology		1,497	19,990	—	21,487
Utilities		834	3,952	—	4,786
Preferred Stocks
Basic Materials		—	1,455	—	1,455
Communications		780	—	—	780
Financial		1,295	2,137	—	3,432
Repurchase Agreements		—	475	—	475
	Total investments in securities $	41,984	$107,688	$—	$149,672

LargeCap Blend Account II
Common Stocks*		$162,085	$—	$—	$162,085
Repurchase Agreements		—	1,314	—	1,314
	Total investments in securities $	162,085	$1,314	$—	$163,399
Assets
Equity Contracts**
Futures		$41	$—	$—	$41

		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Fund

LargeCap Growth Account
Common Stocks*		$218,238	$—	$—	$218,238
Repurchase Agreements		—	945	—	945
	Total investments in securities $	218,238	$945	$—	$219,183

LargeCap Growth Account I
Common Stocks*		$257,112	$—	$—	$257,112
Repurchase Agreements		—	1,394	—	1,394
	Total investments in securities $	257,112	$1,394	$—	$258,506
Assets
Equity Contracts**
Futures		$39	$—	$—	$39

LargeCap S&P 500 Index Account
Common Stocks*		$1,025,308	$—	$—	$1,025,308
Repurchase Agreements		—	20,862	—	20,862
	Total investments in securities $	1,025,308	$20,862	$—	$1,046,170
Assets
Equity Contracts**
Futures		$491	$—	$—	$491

LargeCap Value Account
Common Stocks*		$245,987	$—	$—	$245,987
Repurchase Agreements		—	1,620	—	1,620
	Total investments in securities $	245,987	$1,620	$—	$247,607
Assets
Equity Contracts**
Futures		$42	$—	$—	$42

MidCap Blend Account
Common Stocks
Basic Materials		$18,791	$—	$—	$18,791
Communications		126,328	—	—	126,328
Consumer, Cyclical		92,005	—	—	92,005
Consumer, Non-cyclical		96,900	4,393	—	101,293
Diversified		10,858	—	—	10,858
Energy		48,843	—	—	48,843
Financial		166,954	—	—	166,954
Industrial		28,286	—	—	28,286
Technology		26,237	—	—	26,237
Utilities		10,845	—	—	10,845
	Total investments in securities $	626,047	$4,393	$—	$630,440

Money Market Account
Bonds		$—	$26,024	$—	$26,024
Certificate of Deposit		—	3,400	—	3,400
Commercial Paper		—	202,823	—	202,823
Investment Companies		12,940	—	—	12,940
Municipal Bonds		—	29,885	—	29,885
Repurchase Agreements		—	18,020	—	18,020
	Total investments in securities $	12,940	$280,152	$—	$293,092

Principal Capital Appreciation Account
Common Stocks*		$158,087	$—	$—	$158,087
Repurchase Agreements		—	1,726	—	1,726
	Total investments in securities $	158,087	$1,726	$—	$159,813

Principal LifeTime 2010 Account
Investment Companies		$47,446	$—	$—	$47,446
	Total investments in securities $	47,446	$—	$—	$47,446

Principal LifeTime 2020 Account
Investment Companies		$219,816	$—	$—	$219,816
	Total investments in securities $	219,816	$—	$—	$219,816

Principal LifeTime 2030 Account
Investment Companies		$99,831	$—	$—	$99,831
	Total investments in securities $	99,831	$—	$—	$99,831

Principal LifeTime 2040 Account
Investment Companies		$30,084	$—	$—	$30,084
	Total investments in securities $	30,084	$—	$—	$30,084

		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Fund

Principal LifeTime 2050 Account
Investment Companies		$17,896	$—	$—	$17,896
	Total investments in securities $	17,896	$—	$—	$17,896

Principal LifeTime Strategic Income Account
Investment Companies		$32,798	$—	$—	$32,798
	Total investments in securities $	32,798	$—	$—	$32,798

Real Estate Securities Account
Common Stocks*		$138,264	$—	$—	$138,264
Repurchase Agreements		—	1,745	—	1,745
	Total investments in securities $	138,264	$1,745	$—	$140,009

SAM Balanced Portfolio
Investment Companies		$946,283	$—	$—	$946,283
	Total investments in securities $	946,283	$—	$—	$946,283

SAM Conservative Balanced Portfolio
Investment Companies		$217,028	$—	$—	$217,028
	Total investments in securities $	217,028	$—	$—	$217,028

SAM Conservative Growth Portfolio
Investment Companies		$244,103	$—	$—	$244,103
	Total investments in securities $	244,103	$—	$—	$244,103

SAM Flexible Income Portfolio
Investment Companies		$243,282	$—	$—	$243,282
	Total investments in securities $	243,282	$—	$—	$243,282

SAM Strategic Growth Portfolio
Investment Companies		$176,787	$—	$—	$176,787
	Total investments in securities $	176,787	$—	$—	$176,787

Short-Term Income Account
Bonds		$—	$250,565	$869	$251,434
Repurchase Agreements		—	3,232	—	3,232
U.S. Government & Government Agency Obligations		—	1,134	—	1,134
	Total investments in securities $	—	$254,931	$869	$255,800
Liabilities
Interest Rate Contracts**
Futures		$(5)	$—	$—	$(5)

SmallCap Blend Account
Common Stocks
Basic Materials		$1,776	$—	$—	$1,776
Communications		2,172	—	—	2,172
Consumer, Cyclical		8,105	—	—	8,105
Consumer, Non-cyclical		9,211	3	—	9,214
Energy		3,870	—	—	3,870
Financial		11,277	—	—	11,277
Industrial		7,846	—	—	7,846
Technology		6,116	—	—	6,116
Utilities		1,827	—	—	1,827
Repurchase Agreements		$—	$937	$—	$937
	Total investments in securities $	52,200	$940	$—	$53,140
Assets
Equity Contracts**
Futures		$19	$—	$—	$19

SmallCap Growth Account II
Common Stocks*		$55,246	$—	$—	$55,246
Repurchase Agreements		—	1,104	—	1,104
	Total investments in securities $	55,246	$1,104	$—	$56,350
Assets
Equity Contracts**
Futures		$30	$—	$—	$30

SmallCap Value Account I
Common Stocks*		$105,899	$—	$—	$105,899
Repurchase Agreements		—	3,263	—	3,263
	Total investments in securities $	105,899	$3,263	$—	$109,162
Assets
Equity Contracts**
Futures		$112	$—	$—	$112

*For additional detail regarding sector classifications, please see the Schedules of Investments

**Futures, foreign currency contracts, and swap agreements are valued at the unrealized appreciation (depreciation) of the instrument.

The changes in investments measured at fair value for which the Accounts' have used Level 3 inputs to determine fair value are as follows (amounts shown in thousands):

	Value December 31, 2012	Realized Gain/(Loss)	Accrued Discounts/Premiums and Change in Unrealized Gain/(Loss)	Purchases		Proceeds from Sales	Transfers into Level 3*	Transfers Out of Level 3**	Value March 28, 2013	Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 28, 2013

Account
Government & High Quality Bond Account
Bonds	$5,135	$ -	$(16	) $	- $	-	$-	$-	$5,119	$(17)
Total	$5,135	$ -	$(16	) $	- $	-	$-	$-	$5,119	$(17)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

The Accounts' Schedules of Investments as of March 28, 2013 have not been audited. This report is provided for the general information of the Accounts' shareholders. For more information regarding the Account and its holdings, please see the Accounts' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 05/22/2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 05/22/2013

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 05/22/2013